UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2008

Item 1. Reports to Stockholders

Fidelity® Ginnie Mae Fund
Fidelity Intermediate
Government Income Fund

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ginnie Mae Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Intermediate Government Income Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Ginnie Mae Fund
Actual	$ 1,000.00	$ 1,069.00	$ 2.34
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.29
Intermediate Government Income Fund
Actual	$ 1,000.00	$ 1,077.50	$ 2.35
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Ginnie Mae Fund	.45%
Intermediate Government Income Fund	.45%

Semiannual Report

Fidelity Ginnie Mae Fund

Investment Changes

Coupon Distribution as of January 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	3.0	4.5
4 - 4.99%	10.9	11.3
5 - 5.99%	44.3	42.3
6 - 6.99%	33.7	28.3
7 - 7.99%	4.4	4.7
8% and over	1.1	1.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2008
6 months ago
Years	5.0	5.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2008
6 months ago
Years	3.1	4.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2008 *A		As of July 31, 2007**B
	Mortgage Securities 95.2%		Mortgage Securities 91.7%
	CMOs and Other Mortgage Related Securities 20.0%		CMOs and Other Mortgage Related Securities 17.7%
	Asset-Backed Securities 0.2%		Asset-Backed Securities 0.7%
	Short-Term Investments and Net Other Assets (15.4)%(dagger)		Short-Term Investments and Net Other Assets (10.1)%(dagger)
* GNMA Securities	98.2%	** GNMA Securities	94.5%
A Futures and Swaps	(9.7)%	B Futures and Swaps	(7.1)%
(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Ginnie Mae Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 95.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 9.5%
3.595% 9/1/33 (d)	$ 1,362	$ 1,376
3.718% 6/1/33 (d)	4,245	4,298
3.751% 10/1/33 (d)	400	402
3.784% 6/1/33 (d)	4,817	4,848
3.806% 4/1/33 (d)	1,004	1,011
3.81% 10/1/33 (d)	3,506	3,553
3.885% 9/1/33 (d)	3,759	3,814
3.962% 6/1/33 (d)	1,610	1,621
3.965% 8/1/33 (d)	1,859	1,880
3.995% 4/1/34 (d)	4,362	4,407
4.019% 6/1/34 (d)	7,904	7,983
4.028% 3/1/34 (d)	8,025	8,104
4.067% 7/1/34 (d)	12,026	12,164
4.115% 4/1/34 (d)	5,142	5,169
4.119% 5/1/34 (d)	4,245	4,285
4.134% 2/1/35 (d)	14,432	14,611
4.16% 8/1/34 (d)	2,183	2,202
4.161% 12/1/33 (d)	3,198	3,238
4.162% 9/1/33 (d)	2,653	2,691
4.169% 1/1/35 (d)	6,617	6,717
4.178% 1/1/35 (d)	5,650	5,748
4.187% 10/1/33 (d)	3,889	3,937
4.237% 1/1/34 (d)	996	1,007
4.261% 10/1/33 (d)	161	163
4.268% 6/1/33 (d)	180	183
4.292% 3/1/33 (d)	186	188
4.329% 5/1/34 (d)	5,139	5,180
4.33% 3/1/33 (d)	305	310
4.33% 4/1/35 (d)	203	206
4.396% 10/1/34 (d)	1,928	1,956
4.418% 6/1/35 (d)	1,489	1,508
4.493% 3/1/35 (d)	1,608	1,627
4.51% 8/1/34 (d)	7,632	7,710
4.534% 7/1/35 (d)	1,311	1,327
4.54% 5/1/35 (d)	1,083	1,099
4.546% 2/1/35 (d)	16,601	16,941
4.569% 10/1/35 (d)	117	119
4.579% 2/1/36 (d)	5,375	5,452
4.588% 9/1/36 (d)	4,054	4,110
4.595% 1/1/34 (d)	9,659	9,855
4.609% 8/1/35 (d)	4,503	4,589
4.665% 6/1/35 (d)	1,601	1,622
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.665% 8/1/35 (d)	$ 2,032	$ 2,059
4.685% 3/1/35 (d)	93	95
4.695% 8/1/35 (d)	2,138	2,166
4.75% 1/1/35 (d)	1,376	1,405
4.77% 12/1/34 (d)	367	373
4.819% 10/1/35 (d)	887	905
4.829% 9/1/34 (d)	1,780	1,812
4.832% 10/1/34 (d)	3,868	3,937
4.852% 9/1/34 (d)	1,902	1,937
4.853% 1/1/35 (d)	1,472	1,498
4.871% 9/1/34 (d)	601	611
4.909% 3/1/33 (d)	1,172	1,194
4.92% 1/1/35 (d)	8,029	8,117
4.957% 2/1/33 (d)	476	485
4.975% 9/1/34 (d)	516	526
5.016% 7/1/34 (d)	186	189
5.047% 5/1/35 (d)	2,163	2,200
5.059% 8/1/34 (d)	279	282
5.067% 10/1/36 (d)	9,398	9,552
5.082% 9/1/34 (d)	351	358
5.112% 3/1/34 (d)	6,375	6,489
5.135% 3/1/35 (d)	181	185
5.157% 8/1/33 (d)	489	496
5.19% 6/1/35 (d)	1,532	1,560
5.194% 7/1/35 (d)	1,678	1,709
5.249% 11/1/36 (d)	1,255	1,278
5.309% 12/1/34 (d)	452	461
5.315% 7/1/35 (d)	188	192
5.354% 1/1/36 (d)	4,549	4,631
5.458% 11/1/36 (d)	4,455	4,534
5.48% 6/1/47 (d)	918	937
5.5% 11/1/13 to 3/1/20 (c)	15,122	15,549
5.521% 2/1/37 (d)	10,479	10,699
5.628% 4/1/37 (d)	5,058	5,173
5.758% 4/1/36 (d)	4,724	4,866
5.779% 5/1/34 (d)	10,974	11,134
5.836% 12/1/35 (d)	4,898	4,979
5.855% 3/1/36 (d)	3,589	3,691
5.923% 5/1/36 (d)	3,356	3,459
6.398% 7/1/36 (d)	6,898	7,131
6.5% 10/1/17 to 7/1/32	14,086	14,808
7% 11/1/16 to 3/1/17	1,687	1,816
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7.5% 2/1/08 to 4/1/17	$ 1,595	$ 1,689
8.5% 12/1/27	216	241
9.5% 9/1/30	466	538
10.25% 10/1/18	11	12
11.5% 5/1/14 to 7/1/15	28	32
12.5% 11/1/13 to 7/1/16	59	68
13.25% 9/1/11	33	37
		317,306
Freddie Mac - 5.5%
3.757% 10/1/33 (d)	4,669	4,716
3.896% 6/1/33 (d)	5,609	5,673
4.075% 7/1/35 (d)	3,002	3,029
4.077% 6/1/33 (d)	5,742	5,816
4.18% 1/1/35 (d)	6,044	6,109
4.236% 6/1/33 (d)	5,606	5,639
4.376% 9/1/36 (d)	18,409	18,609
4.426% 6/1/35 (d)	11,531	11,608
4.595% 6/1/33 (d)	1,874	1,882
4.647% 5/1/35 (d)	3,935	3,960
4.667% 6/1/35 (d)	9,218	9,333
4.725% 3/1/34 (d)	6,126	6,174
4.839% 3/1/33 (d)	148	151
4.866% 10/1/35 (d)	2,508	2,557
5.012% 10/1/36 (d)	2,516	2,555
5.098% 3/1/36 (d)	10,622	10,803
5.204% 12/1/35 (d)	1,971	2,013
5.275% 11/1/35 (d)	2,326	2,359
5.328% 7/1/36 (d)	4,357	4,451
5.346% 10/1/35 (d)	7,371	7,538
5.43% 3/1/37 (d)	826	840
5.5% 11/1/17 to 1/1/25	12,166	12,431
5.642% 4/1/36 (d)	2,438	2,503
5.743% 6/1/37 (d)	12,906	13,197
5.801% 11/1/36 (d)	6,894	7,081
5.822% 5/1/37 (d)	899	917
6.369% 8/1/34 (d)	1,119	1,137
6.584% 10/1/36 (d)	11,279	11,628
6.744% 9/1/36 (d)	19,235	19,826
8.5% 2/1/09 to 6/1/25	53	58
9% 7/1/08 to 4/1/21	54	58
9.5% 7/1/30	75	88
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9.75% 4/1/13	$ 5	$ 5
10% 1/1/09 to 11/1/19	220	248
10.25% 2/1/09 to 11/1/16	60	63
10.5% 5/1/10	1	1
11.25% 2/1/10	8	8
11.75% 11/1/11	7	8
12% 5/1/10 to 2/1/17	51	59
12.5% 11/1/12 to 5/1/15	71	82
13% 5/1/14 to 11/1/14	10	12
13.5% 1/1/13 to 12/1/14	5	6
		185,231
Government National Mortgage Association - 80.2%
3.5% 3/20/34	1,221	1,121
3.5% 5/20/35 (d)	1,572	1,563
3.5% 6/20/35 (d)	1,610	1,601
3.75% 4/20/35 (d)	621	618
4% 11/20/33	1,417	1,360
4% 4/20/35 (d)	9,244	9,278
4% 5/20/35 (d)	10,224	10,260
4.5% 7/20/33 to 4/20/34	50,731	48,963
4.5% 5/20/34 (d)	1,076	1,094
4.5% 3/20/35 (d)	861	865
4.75% 4/20/34 (d)	17,790	17,887
4.75% 6/20/34 (d)	17,161	17,254
4.75% 10/20/35 (d)	4,668	4,728
5% 8/15/18 to 4/20/36 (c)	345,911	346,664
5% 4/20/37 (d)	42,265	43,103
5% 2/20/38 (a)	4,000	4,013
5.25% 7/20/34 (d)	944	960
5.25% 7/20/34 (d)	2,562	2,611
5.5% 12/20/18 to 12/20/37	479,499	488,998
5.5% 9/20/34 (d)	4,193	4,273
5.5% 6/20/35 (d)	3,203	3,247
5.5% 2/1/38 (a)	26,000	26,531
5.5% 2/1/38 (a)	71,200	72,653
5.5% 2/1/38 (a)	51,000	52,041
5.5% 2/1/38 (a)	65,000	66,326
5.5% 2/1/38 (a)	102,000	104,082
5.5% 2/1/38 (a)	17,000	17,304
5.5% 2/1/38 (a)	25,000	25,447
5.5% 2/20/38 (a)	45,000	45,918
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5.5% 2/20/38 (a)	$ 6,000	$ 6,122
5.75% 8/20/35 (d)	617	633
6% 8/15/17 to 12/15/37	618,633	648,075
6% 2/1/38 (a)(b)	50,000	51,632
6% 2/1/38 (a)(b)	54,000	55,662
6% 2/20/38 (a)	7,000	7,228
6% 2/20/38 (a)	5,000	5,163
6% 2/20/38 (a)(b)	4,000	4,131
6.5% 4/15/23 to 12/15/37	289,720	309,813
7% 10/20/16 to 9/20/34	103,593	109,488
7.25% 9/15/27	255	272
7.395% 6/20/25 to 11/20/27	1,855	1,967
7.5% 5/15/17 to 9/20/32	40,620	44,124
8% 7/15/08 to 7/15/32	10,641	11,817
8.5% 7/15/08 to 2/15/31	3,690	4,127
9% 2/15/09 to 5/15/30	1,550	1,772
9.5% 12/20/15 to 4/20/17	541	619
10.5% 1/15/14 to 5/15/19	652	758
13% 2/15/11 to 1/15/15	113	134
13.5% 7/15/10 to 1/15/15	18	20
		2,684,320
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,117,409)		3,186,857
Asset-Backed Securities - 0.2%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 3.5263% 9/25/35 (d) (Cost $8,669)	8,669	8,611
Collateralized Mortgage Obligations - 19.6%

U.S. Government Agency - 19.6%
Fannie Mae:
floater Series 2007-95 Class A1, 3.6263% 8/27/36 (d)	34,759	34,748
Series 2003-39 Class IA, 5.5% 10/25/22 (d)(e)	4,097	471
Series 2006-48 Class LF, 0% 8/25/34 (d)	468	463
target amortization class Series G94-2 Class D, 6.45% 1/25/24	2,796	2,867
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae STRIP:
Series 331 Class 12, 6.5% 2/1/33 (e)	$ 2,657	$ 544
Series 339 Class 5, 5.5% 7/1/33 (e)	4,162	752
Series 343 Class 16, 5.5% 5/1/34 (e)	2,968	547
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2861 Class JF, 4.5363% 4/15/17 (d)	2,560	2,567
Series 3094 Class UF, 0% 9/15/34 (d)	419	411
planned amortization class:
Series 2220 Class PD, 8% 3/15/30 (c)	3,664	3,861
Series 2787 Class OI, 5.5% 10/15/24 (e)	2,248	51
Series 40 Class K, 6.5% 8/17/24 (c)	1,645	1,723
sequential payer:
Series 2204 Class N, 7.5% 12/20/29 (c)	6,939	7,298
Series 2601 Class TI, 5.5% 10/15/22 (e)	17,212	2,098
Series 2750 Class ZT, 5% 2/15/34	6,225	5,951
Series 2866 Class CY, 4.5% 10/15/19	4,491	4,381
Series 2957 Class SW, 1.7638% 4/15/35 (d)(e)	11,953	665
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71:
Class Z, 5.5% 10/20/32	46,905	47,415
Class ZJ, 6% 10/20/32	23,961	24,755
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2001-22 Class FM, 4.3088% 5/20/31 (d)	658	658
Series 2002-41 Class HF, 4.4813% 6/16/32 (d)	723	724
Series 2007-22 Class TC, 0% 4/20/37 (d)	2,469	2,694
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	16,631	17,235
Series 1994-4 Class KQ, 7.9875% 7/16/24	1,082	1,173
Series 2000-26 Class PK, 7.5% 9/20/30	2,797	2,924
Series 2001-65 Class PH, 6% 11/20/28	6,323	6,454
Series 2002-5 Class PD, 6.5% 5/16/31	7,204	7,252
Series 2002-50 Class PE, 6% 7/20/32	17,485	18,142
Series 2003-31 Class PI, 5.5% 4/16/30 (e)	3,437	158
Series 2003-7 Class IN, 5.5% 1/16/28 (e)	2,262	15
Series 2003-70 Class LE, 5% 7/20/32	44,000	44,168
Series 2004-19:
Class DJ, 4.5% 3/20/34	2,541	2,565
Class DP, 5.5% 3/20/34	3,895	4,028
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
planned amortization class:
Series 2004-30:
Class PC, 5% 11/20/30	$ 19,736	$ 19,961
Class UA, 3.5% 2/20/32	4,894	4,852
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	23,480
Series 2004-98 Class IG, 5.5% 2/20/30 (e)	2,581	196
Series 2005-17 Class IA, 5.5% 8/20/33 (e)	7,093	521
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,426
Series 2005-54 Class BM, 5% 7/20/35	9,658	9,737
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	5,700
Series 2005-58 Class NJ, 4.5% 8/20/35	64,950	65,559
Series 2006-50 Class JC, 5% 6/20/36	11,780	11,664
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	19,068
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	750	813
Series 2001-40 Class Z, 6% 8/20/31	8,442	8,831
Series 2002-18 Class ZB, 6% 3/20/32	8,158	8,452
Series 2002-29 Class SK, 8.25% 5/20/32 (d)	366	386
Series 2002-45 Class Z, 6% 6/20/32	2,794	2,880
Series 2002-67 Class ZA, 6% 9/20/32	84,525	87,008
Series 2003-7 Class VP, 6% 11/20/13	4,669	4,755
Series 2004-65 Class VE, 5.5% 7/20/15	4,439	4,603
Series 2004-86 Class G, 6% 10/20/34	6,273	6,529
Series 2005-28 Class AJ, 5.5% 4/20/35	31,605	32,615
Series 2005-47 Class ZY, 6% 6/20/35	4,669	4,815
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,007
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,356
Series 1995-6 Class Z, 7% 9/20/25	2,192	2,327
Series 2003-11 Class S, 2.4688% 2/16/33 (d)(e)	9,689	805
Series 2003-92 Class SN, 2.3488% 10/16/33 (d)(e)	30,458	2,246
Series 2004-32 Class GS, 2.4188% 5/16/34 (d)(e)	2,845	230
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,023
Series 2006-13 Class DS, 5.1619% 3/20/36 (d)	43,189	41,392
Series 2007-18 Class S, 2.7188% 4/16/37 (d)(e)	46,739	4,142
Series 2007-35 Class SC, 15.7125% 6/16/37 (d)	15,872	21,453
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $636,033)		655,590
Commercial Mortgage Securities - 0.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae Series 1997-M1 Class N, 0.445% 10/17/36 (d)(e)	$ 7,403	$ 58
Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.793% 1/17/38 (d)(e)	29,905	438
Series 1998-M4 Class N, 1.2415% 2/25/35 (d)(e)	7,156	60
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 1.1154% 9/16/41 (d)(e)	139,457	2,789
Series 2001-12 Class X, 0.8249% 7/16/40 (d)(e)	41,948	734
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-81 Class IO, 1.844% 9/16/42 (d)(e)	119,661	3,889
Series 2002-62 Class IO, 1.4217% 8/16/42 (d)(e)	82,875	2,771
Series 2002-85 Class X, 1.7364% 3/16/42 (d)(e)	65,287	4,437
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $36,499)		15,176
Cash Equivalents - 3.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
1.69%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Treasury Obligations) #	2,555	2,555
3%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Government Obligations) #	97,212	97,204
TOTAL CASH EQUIVALENTS (Cost $99,759)		99,759
TOTAL INVESTMENT PORTFOLIO - 118.4% (Cost $3,898,369)		3,965,993
NET OTHER ASSETS - (18.4)%		(617,715)
NET ASSETS - 100%		$ 3,348,278
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.92% with Morgan Stanley, Inc.	Sept. 2012	$ 75,000	$ (5,406)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.135% with Credit Suisse First Boston	August 2009	90,000	(4,689)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.32% with Morgan Stanley, Inc.	July 2010	40,000	(2,214)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.47% with Credit Suisse First Boston	Sept. 2037	6,000	(712)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.523% with JPMorgan Chase, Inc.	August 2017	12,000	(1,421)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.524% with Credit Suisse First Boston	June 2009	121,000	(4,334)
		$ 344,000	$ (18,776)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,341,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,555,000 due 2/01/08 at 1.69%
Banc of America Securities LLC	$ 558
Barclays Capital, Inc.	804
ING Financial Markets LLC	1,193
$ 2,555
$97,204,000 due 2/01/08 at 3.00%
BNP Paribas Securities Corp.	$ 10,092
Banc of America Securities LLC	4,037
Barclays Capital, Inc.	43,253
Bear Stearns & Co., Inc.	12,333
Citigroup Global Markets, Inc.	2,883
Dresdner Kleinwort Securities LLC	1,442
ING Financial Markets LLC	1,827
J.P. Morgan Securities, Inc.	8,650
Societe Generale, New York Branch	11,534
WestLB AG	1,153
$ 97,204
Income Tax Information
At July 31, 2007, the fund had a capital loss carryforward of approximately $55,811,000 of which $9,594,000 and $46,217,000 will expire on July 31, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $99,759) - See accompanying schedule: Unaffiliated issuers (cost $3,898,369)		$ 3,965,993
Commitment to sell securities on a delayed delivery basis	$ (108,845)
Receivable for securities sold on a delayed delivery basis	109,031	186
Receivable for investments sold, regular delivery		2,996
Cash		1
Receivable for fund shares sold		1,965
Interest receivable		17,092
Other receivables		61
Total assets		3,988,294

Liabilities
Payable for investments purchased Regular delivery	$ 70,793
Delayed delivery	544,767
Payable for fund shares redeemed	2,790
Distributions payable	1,495
Swap agreements, at value	18,776
Accrued management fee	863
Other affiliated payables	376
Other payables and accrued expenses	156
Total liabilities		640,016

Net Assets		$ 3,348,278
Net Assets consist of:
Paid in capital		$ 3,349,986
Distributions in excess of net investment income		(7,624)
Accumulated undistributed net realized gain (loss) on investments		(43,118)
Net unrealized appreciation (depreciation) on investments		49,034
Net Assets, for 301,844 shares outstanding		$ 3,348,278
Net Asset Value, offering price and redemption price per share ($3,348,278 ÷ 301,844 shares)		$ 11.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2008 (Unaudited)

Investment Income
Interest		$ 85,914

Expenses
Management fee	$ 5,053
Transfer agent fees	1,604
Fund wide operations fee	554
Independent trustees' compensation	7
Miscellaneous	5
Total expenses before reductions	7,223
Expense reductions	(28)	7,195
Net investment income		78,719
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,646
Swap agreements	2,109
Total net realized gain (loss)		22,755
Change in net unrealized appreciation (depreciation) on: Investment securities	130,798
Swap agreements	(17,296)
Delayed delivery commitments	186
Total change in net unrealized appreciation (depreciation)		113,688
Net gain (loss)		136,443
Net increase (decrease) in net assets resulting from operations		$ 215,162

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 78,719	$ 165,363
Net realized gain (loss)	22,755	(26,430)
Change in net unrealized appreciation (depreciation)	113,688	33,224
Net increase (decrease) in net assets resulting from operations	215,162	172,157
Distributions to shareholders from net investment income	(81,679)	(164,399)
Share transactions Proceeds from sales of shares	295,745	321,666
Reinvestment of distributions	72,227	145,593
Cost of shares redeemed	(325,478)	(667,711)
Net increase (decrease) in net assets resulting from share transactions	42,494	(200,452)
Total increase (decrease) in net assets	175,977	(192,694)

Net Assets
Beginning of period	3,172,301	3,364,995
End of period (including distributions in excess of net investment income of $7,624 and distributions in excess of net investment income of $4,664, respectively)	$ 3,348,278	$ 3,172,301
Other Information Shares
Sold	27,082	29,988
Issued in reinvestment of distributions	6,640	13,559
Redeemed	(30,012)	(62,274)
Net increase (decrease)	3,710	(18,727)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.62	$ 11.00	$ 11.00	$ 11.05	$ 11.11
Income from Investment Operations
Net investment income D	.266	.537	.497	.443	.404	.364
Net realized and unrealized gain (loss)	.460	.017	(.315)	.004	.027	(.029)
Total from investment operations	.726	.554	.182	.447	.431	.335
Distributions from net investment income	(.276)	(.534)	(.542)	(.447)	(.391)	(.395)
Distributions from net realized gain	-	-	(.020)	-	(.090)	-
Total distributions	(.276)	(.534)	(.562)	(.447)	(.481)	(.395)
Net asset value, end of period	$ 11.09	$ 10.64	$ 10.62	$ 11.00	$ 11.00	$ 11.05
Total Return B,C	6.90%	5.29%	1.70%	4.11%	3.96%	3.02%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.57%	.60%	.57%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.57%	.60%	.57%
Expenses net of all reductions	.45% A	.45%	.45%	.57%	.60%	.57%
Net investment income	4.88% A	5.01%	4.61%	4.00%	3.64%	3.25%
Supplemental Data
Net assets, end of period (in millions)	$ 3,348	$ 3,172	$ 3,365	$ 4,033	$ 3,977	$ 5,606
Portfolio turnover rate	169% A	165%	183%	160%	155%	262%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund

Investment Changes

Coupon Distribution as of January 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	5.8	1.7
3 - 3.99%	14.9	3.6
4 - 4.99%	33.6	41.2
5 - 5.99%	19.3	23.3
6 - 6.99%	6.3	5.9
7% and over	0.7	1.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2008
6 months ago
Years	3.8	3.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2008
6 months ago
Years	3.5	3.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2008*		As of July 31, 2007**
	Mortgage Securities 30.5%		Mortgage Securities 28.3%
	CMOs and Other Mortgage Related Securities 9.2%		CMOs and Other Mortgage Related Securities 8.6%
	U.S. Treasury Obligations 50.5%		U.S. Treasury Obligations 43.4%
	U.S. Government Agency Obligations 16.0%		U.S. Government Agency Obligations 25.4%
	Asset-Backed Securities 0.2%		Asset-Backed Securities 0.7%
	Short-Term Investments and Net Other Assets (6.4)%(dagger)		Short-Term Investments and Net Other Assets (6.4)%(dagger)
* Futures and Swaps	7.2%	** Futures and Swaps	4.8%
(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Intermediate Government Income Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 66.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 16.0%
Fannie Mae:
4.875% 4/15/09	$ 1	$ 1
6.625% 9/15/09	13,377	14,205
Federal Home Loan Bank:
4.5% 10/14/08	1,850	1,873
5.375% 8/19/11	16,960	18,272
5.8% 9/2/08	5,845	5,947
Freddie Mac:
4.125% 11/30/09	28,300	29,016
4.125% 12/21/12	16,000	16,512
5.125% 4/18/11	2,360	2,508
5.25% 7/18/11	58	62
5.5% 8/23/17	5,500	6,048
5.625% 3/15/11	1,000	1,076
Israeli State (guaranteed by U.S. Government through Agency for International Development):
6.6% 2/15/08	2,887	2,889
6.8% 2/15/12	7,500	8,017
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	9,000	9,761
5.685% 5/15/12	3,915	4,284
4.974% 8/15/13	3,435	3,689
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	730	754
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 6.06% 8/1/10	10,000	10,156
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		135,070
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Notes 2% 4/15/12	16,569	17,546
U.S. Treasury Obligations - 48.4%
U.S. Treasury Bonds 6.125% 8/15/29	1,000	1,245
U.S. Treasury Notes:
2.125% 1/31/10 (d)	46,864	46,821
3.25% 12/31/09 (d)	75,499	77,038
3.375% 11/30/12 (f)	8,000	8,200
3.625% 12/31/12 (d)	60,172	62,405
4.25% 11/15/14 (b)	42,000	44,628
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 11/15/17 (b)	$ 22,000	$ 23,103
4.625% 7/31/12 (b)(f)	62,500	67,427
4.75% 5/15/14 (b)	32,058	35,086
4.75% 8/15/17 (b)(d)	40,953	44,576
TOTAL U.S. TREASURY OBLIGATIONS		410,529
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $550,207)		563,145
U.S. Government Agency - Mortgage Securities - 30.5%

Fannie Mae - 22.8%
3.595% 9/1/33 (g)	296	299
3.718% 6/1/33 (g)	926	937
3.751% 10/1/33 (g)	82	83
3.784% 6/1/33 (g)	1,052	1,058
3.798% 6/1/33 (g)	80	81
3.874% 6/1/33 (g)	374	377
3.892% 5/1/33 (g)	452	455
3.899% 5/1/34 (g)	599	605
3.909% 5/1/33 (g)	25	26
3.937% 5/1/34 (g)	467	471
3.954% 9/1/33 (g)	713	720
3.965% 8/1/33 (g)	405	410
4% 9/1/13 to 5/1/20	2,700	2,680
4% 3/1/34 (g)	849	858
4% 4/1/34 (g)	917	927
4.028% 3/1/34 (g)	1,743	1,760
4.063% 3/1/35 (g)	1,629	1,644
4.065% 10/1/18 (g)	61	61
4.115% 4/1/34 (g)	1,117	1,122
4.119% 5/1/34 (g)	923	932
4.169% 8/1/33 (g)	410	413
4.172% 1/1/35 (g)	205	208
4.237% 1/1/34 (g)	219	221
4.25% 2/1/35 (g)	92	93
4.261% 10/1/33 (g)	35	35
4.268% 6/1/33 (g)	41	41
4.294% 3/1/35 (g)	72	73
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.294% 5/1/35 (g)	$ 83	$ 84
4.298% 6/1/33 (g)	1,002	1,014
4.299% 3/1/33 (g)	51	51
4.301% 4/1/33 (g)	20	20
4.312% 1/1/35 (g)	790	804
4.33% 3/1/33 (g)	67	68
4.33% 4/1/35 (g)	43	43
4.334% 2/1/35 (g)	37	38
4.344% 10/1/19 (g)	105	106
4.345% 1/1/35 (g)	103	105
4.35% 8/1/33 (g)	156	157
4.357% 2/1/34 (g)	194	196
4.366% 11/1/35 (g)	2,629	2,671
4.376% 1/1/34 (g)	1,161	1,169
4.389% 5/1/35 (g)	97	98
4.391% 2/1/35 (g)	165	168
4.396% 10/1/34 (g)	434	440
4.411% 10/1/33 (g)	423	429
4.418% 8/1/34 (g)	261	265
4.419% 8/1/34 (g)	2,250	2,282
4.434% 3/1/35 (g)	162	165
4.437% 11/1/33 (g)	141	143
4.456% 8/1/35 (g)	1,361	1,371
4.482% 1/1/35 (g)	493	501
4.486% 12/1/34 (g)	53	53
4.486% 5/1/35 (g)	1,214	1,230
4.5% 3/1/18 to 10/1/18	2,655	2,671
4.501% 2/1/35 (g)	1,135	1,148
4.51% 8/1/34 (g)	1,669	1,686
4.524% 1/1/35 (g)	98	99
4.53% 2/1/35 (g)	67	69
4.534% 7/1/35 (g)	284	287
4.54% 5/1/35 (g)	240	244
4.552% 9/1/34 (g)	2,038	2,069
4.566% 2/1/35 (g)	383	389
4.569% 1/1/35 (g)	752	765
4.569% 10/1/35 (g)	59	59
4.575% 7/1/35 (g)	272	275
4.579% 2/1/36 (g)	1,232	1,250
4.609% 8/1/35 (g)	1,021	1,041
4.618% 2/1/35 (g)	37	38
4.642% 1/1/35 (g)	520	530
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.646% 10/1/34 (g)	$ 318	$ 323
4.665% 6/1/35 (g)	356	360
4.682% 9/1/34 (g)	1,282	1,307
4.685% 3/1/35 (g)	20	20
4.69% 2/1/35 (g)	1,338	1,364
4.693% 10/1/34 (g)	280	285
4.695% 8/1/35 (g)	466	472
4.703% 3/1/35 (g)	579	589
4.714% 7/1/34 (g)	260	265
4.716% 2/1/35 (g)	611	623
4.726% 12/1/35 (g)	3,838	3,908
4.77% 12/1/34 (g)	76	77
4.773% 1/1/35 (g)	435	443
4.792% 7/1/35 (g)	411	420
4.796% 11/1/34 (g)	224	228
4.797% 7/1/36 (g)	399	404
4.803% 6/1/35 (g)	325	329
4.819% 10/1/35 (g)	183	186
4.822% 12/1/34 (g)	940	957
4.829% 9/1/34 (g)	407	415
4.829% 4/1/35 (g)	1,143	1,161
4.836% 9/1/34 (g)	873	889
4.853% 1/1/35 (g)	335	341
4.853% 7/1/35 (g)	549	561
4.856% 10/1/34 (g)	896	913
4.883% 5/1/35 (g)	175	179
4.885% 10/1/35 (g)	153	155
4.901% 11/1/35 (g)	931	941
4.909% 3/1/33 (g)	268	273
4.934% 8/1/34 (g)	844	859
4.943% 8/1/34 (g)	680	693
4.948% 2/1/35 (g)	474	484
4.952% 3/1/35 (g)	467	477
4.957% 2/1/33 (g)	98	100
4.997% 2/1/34 (g)	698	713
5% 2/1/16 to 1/1/38 (e)	53,321	53,463
5% 1/1/38	11,300	11,271
5.016% 7/1/34 (g)	41	42
5.019% 12/1/32 (g)	888	904
5.037% 10/1/35 (g)	604	619
5.059% 8/1/34 (g)	60	61
5.062% 9/1/34 (g)	594	605
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.082% 9/1/34 (g)	$ 70	$ 72
5.094% 5/1/35 (g)	215	219
5.105% 10/1/35 (g)	426	437
5.12% 8/1/34 (g)	551	562
5.135% 3/1/35 (g)	45	46
5.157% 8/1/33 (g)	107	108
5.168% 3/1/36 (g)	1,279	1,315
5.19% 6/1/35 (g)	336	342
5.249% 11/1/36 (g)	274	279
5.265% 4/1/36 (g)	511	526
5.271% 12/1/36 (g)	275	280
5.283% 7/1/35 (g)	2,397	2,456
5.309% 12/1/34 (g)	90	92
5.315% 7/1/35 (g)	41	42
5.334% 2/1/36 (g)	93	95
5.354% 1/1/36 (g)	1,005	1,023
5.356% 2/1/36 (g)	705	718
5.369% 3/1/37 (g)	1,837	1,872
5.385% 2/1/37 (g)	251	257
5.391% 2/1/37 (g)	1,191	1,216
5.48% 6/1/47 (g)	201	205
5.482% 2/1/37 (g)	1,663	1,702
5.5% 1/1/09 to 6/1/20	19,860	20,455
5.521% 11/1/36 (g)	511	521
5.618% 2/1/36 (g)	298	307
5.628% 4/1/37 (g)	1,105	1,131
5.65% 4/1/36 (g)	1,134	1,169
5.661% 6/1/36 (g)	695	716
5.792% 3/1/36 (g)	2,257	2,325
5.804% 1/1/36 (g)	279	287
5.815% 5/1/36 (g)	1,687	1,737
5.893% 12/1/36 (g)	417	430
5.897% 9/1/36 (g)	471	481
5.923% 5/1/36 (g)	734	756
5.966% 5/1/36 (g)	270	279
6% 5/1/12 to 3/1/31	7,329	7,576
6.01% 4/1/36 (g)	4,646	4,796
6.104% 3/1/37 (g)	446	461
6.152% 4/1/36 (g)	459	474
6.224% 6/1/36 (g)	71	72
6.226% 3/1/37 (g)	140	144
6.5% 6/1/16 to 7/1/32	2,062	2,154
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 12/1/08 to 9/1/31	$ 323	$ 339
7.5% 5/1/37	371	394
9% 2/1/13	88	94
9.5% 11/15/09	89	93
10.25% 10/1/09 to 10/1/18	7	8
11% 8/1/10 to 1/1/16	226	244
11.25% 5/1/14 to 1/1/16	53	61
11.5% 9/1/11 to 6/15/19	169	191
12.25% 7/1/12 to 8/1/13	8	9
12.5% 9/1/12 to 7/1/16	139	163
12.75% 10/1/11 to 6/1/15	84	93
13% 7/1/13 to 7/1/15	62	74
13.25% 9/1/11	53	60
13.5% 11/1/14 to 12/1/14	14	17
15% 4/1/12	3	3
		193,538
Freddie Mac - 7.5%
3.374% 7/1/33 (g)	919	923
3.998% 5/1/33 (g)	1,320	1,337
4% 1/1/19 to 11/1/20	4,186	4,133
4.004% 4/1/34 (g)	1,413	1,424
4.075% 7/1/35 (g)	664	670
4.18% 1/1/35 (g)	1,316	1,331
4.298% 12/1/34 (g)	140	141
4.308% 3/1/35 (g)	107	107
4.318% 2/1/35 (g)	214	216
4.409% 2/1/34 (g)	108	109
4.413% 6/1/35 (g)	154	156
4.423% 3/1/35 (g)	144	146
4.448% 3/1/35 (g)	149	151
4.5% 2/1/18 to 11/1/20	1,540	1,547
4.54% 2/1/35 (g)	255	258
4.595% 6/1/33 (g)	410	411
4.647% 5/1/35 (g)	873	879
4.66% 2/1/35 (g)	3,350	3,408
4.697% 9/1/36 (g)	296	299
4.703% 9/1/35 (g)	3,634	3,693
4.789% 2/1/36 (g)	125	128
4.807% 3/1/35 (g)	257	261
4.819% 5/1/35 (g)	2,318	2,361
4.839% 3/1/33 (g)	32	33
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.866% 10/1/35 (g)	$ 549	$ 560
4.897% 10/1/36 (g)	1,740	1,766
5% 3/1/18 to 9/1/35	2,994	3,059
5.008% 4/1/35 (g)	541	550
5.009% 7/1/35 (g)	1,462	1,489
5.012% 10/1/36 (g)	573	582
5.115% 7/1/35 (g)	485	496
5.195% 12/1/33 (g)	1,176	1,195
5.268% 2/1/36 (g)	40	41
5.275% 11/1/35 (g)	506	513
5.43% 3/1/37 (g)	183	186
5.5% 8/1/14 to 11/1/20	3,241	3,337
5.501% 1/1/36 (g)	438	449
5.524% 1/1/36 (g)	614	628
5.542% 4/1/37 (g)	271	276
5.586% 3/1/36 (g)	1,891	1,938
5.656% 8/1/36 (g)	1,867	1,912
5.748% 10/1/35 (g)	122	125
5.767% 5/1/37 (g)	2,060	2,104
5.778% 3/1/37 (g)	966	985
5.794% 4/1/37 (g)	927	949
5.822% 5/1/37 (g)	197	201
5.829% 5/1/37 (g)	301	307
5.839% 5/1/37 (g)	1,175	1,199
5.839% 6/1/37 (g)	719	735
5.945% 4/1/36 (g)	2,418	2,484
6% 7/1/16 to 2/1/19	2,646	2,748
6.017% 6/1/36 (g)	317	325
6.136% 12/1/36 (g)	2,211	2,261
6.141% 2/1/37 (g)	274	280
6.224% 5/1/36 (g)	261	268
6.348% 7/1/36 (g)	333	343
6.417% 6/1/37 (g)	70	72
6.485% 9/1/36 (g)	1,645	1,697
6.5% 5/1/08 to 12/1/21	938	976
6.717% 8/1/37 (g)	523	539
7.581% 4/1/37 (g)	75	78
8.5% 6/1/14 to 5/1/17	14	14
9% 11/1/09 to 8/1/16	31	35
9.5% 7/1/16 to 8/1/21	257	291
10% 7/1/09 to 3/1/21	505	574
10.5% 9/1/09 to 5/1/21	26	28
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
11% 9/1/20	$ 19	$ 23
11.25% 2/1/10 to 6/1/14	61	69
11.5% 10/1/15 to 8/1/19	46	53
11.75% 11/1/11 to 7/1/15	9	9
12% 10/1/09 to 11/1/19	113	128
12.25% 12/1/11 to 8/1/15	51	58
12.5% 10/1/09 to 6/1/19	547	630
12.75% 2/1/10 to 10/1/10	5	6
13% 9/1/10 to 5/1/17	91	106
13.25% 11/1/10 to 10/1/13	25	29
13.5% 11/1/10 to 8/1/11	29	33
14% 11/1/12 to 4/1/16	5	6
14.5% 12/1/10	1	1
14.75% 3/1/10	1	1
16.25% 7/1/11	0	0
		63,869
Government National Mortgage Association - 0.2%
8% 12/15/23	392	437
8.5% 6/15/16 to 2/15/17	7	8
10.5% 9/15/15 to 10/15/21	630	752
10.75% 12/15/09 to 3/15/10	6	6
11% 5/20/16 to 1/20/21	39	47
12.5% 12/15/10	1	1
13% 1/15/11 to 10/15/13	42	48
13.25% 8/15/14	9	11
13.5% 7/15/11 to 12/15/14	10	11
14% 6/15/11	5	6
		1,327
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $250,901)		258,734
Asset-Backed Securities - 0.2%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 3.5263% 9/25/35 (g) (Cost $1,895)	1,895	1,882
Collateralized Mortgage Obligations - 9.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 9.2%
Fannie Mae:
floater:
Series 1994-42 Class FK, 3.54% 4/25/24 (g)	$ 3,325	$ 3,166
Series 2007-95 Class A1, 3.6263% 8/27/36 (g)	1,738	1,737
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	75	83
Series 1994-12 Class PH, 6.25% 1/25/09	278	278
Series 2002-83 Class ME, 5% 12/25/17	5,150	5,168
Series 2003-28 Class KG, 5.5% 4/25/23	725	732
sequential payer Series 1993-238 Class C, 6.5% 12/25/08	1,169	1,173
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 4.3563% 8/25/31 (g)	651	663
Series 2002-60 Class FV, 4.3763% 4/25/32 (g)	236	240
Series 2002-74 Class FV, 3.8263% 11/25/32 (g)	3,222	3,226
Series 2002-75 Class FA, 4.3763% 11/25/32 (g)	484	492
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	547	561
Series 2002-11:
Class QC, 5.5% 3/25/17	1,391	1,421
Class UC, 6% 3/25/17	1,086	1,125
Series 2002-16 Class PG, 6% 4/25/17	1,273	1,319
Series 2002-18 Class PC, 5.5% 4/25/17	1,790	1,834
Series 2002-61 Class PG, 5.5% 10/25/17	1,945	2,004
Series 2002-71 Class UC, 5% 11/25/17	3,155	3,191
Series 2002-9 Class PC, 6% 3/25/17	99	102
Series 2003-122 Class OL, 4% 12/25/18	880	850
Series 2003-128 Class NE, 4% 12/25/16	1,260	1,258
Series 2003-85 Class GD, 4.5% 9/25/18	1,425	1,422
Series 2004-80 Class LD, 4% 1/25/19	980	975
Series 2004-81:
Class KC, 4.5% 4/25/17	690	699
Class KD, 4.5% 7/25/18	1,315	1,329
Series 2005-52 Class PB, 6.5% 12/25/34	1,834	1,895
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	396	405
Series 2002-57 Class BD, 5.5% 9/25/17	347	355
Series 2003-18 Class EY, 5% 6/25/17	1,883	1,910
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 4.6363% 11/15/32 (g)	$ 731	$ 732
Series 2630 Class FL, 4.7363% 6/15/18 (g)	58	59
Series 2925 Class CQ, 0% 1/15/35 (g)	227	208
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	421	436
Series 2376 Class JE, 5.5% 11/15/16	368	380
Series 2378 Class PE, 5.5% 11/15/16	1,063	1,089
Series 2381 Class OG, 5.5% 11/15/16	295	302
Series 2390 Class CH, 5.5% 12/15/16	964	988
Series 2425 Class JH, 6% 3/15/17	512	531
Series 2628 Class OE, 4.5% 6/15/18	705	708
Series 2640 Class GE, 4.5% 7/15/18	3,690	3,717
Series 2695 Class DG, 4% 10/15/18	1,635	1,577
Series 2752 Class PW, 4% 4/15/22	1,474	1,466
Series 2770 Class UD, 4.5% 5/15/17	2,435	2,470
Series 2802 Class OB, 6% 5/15/34	1,355	1,403
Series 2810 Class PD, 6% 6/15/33	1,020	1,057
Series 2831 Class PB, 5% 7/15/19	1,975	1,986
Series 2866 Class XE, 4% 12/15/18	1,875	1,869
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	2,120	2,252
Series 2546 Class C, 5% 12/15/17	1,115	1,129
Series 2570 Class CU, 4.5% 7/15/17	197	197
Series 2572 Class HK, 4% 2/15/17	281	280
Series 2617 Class GW, 3.5% 6/15/16	1,290	1,291
Series 2860 Class CP, 4% 10/15/17	207	207
Series 2866 Class N, 4.5% 12/15/18	1,335	1,350
Series 2937 Class HJ, 5% 10/15/19	924	937
Series 2998 Class LY, 5.5% 7/15/25	295	296
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,135
Series 3013 Class VJ, 5% 1/15/14	1,856	1,898
Series 3266 Class C, 5% 2/15/20	663	674
Series 2715 Class NG, 4.5% 12/15/18	890	877
Series 2769 Class BU, 5% 3/15/34	1,014	962
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2975 Class NA, 5% 7/15/23	$ 586	$ 595
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2005-58 Class NJ, 4.5% 8/20/35	3,465	3,497
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $76,900)		78,168
Cash Equivalents - 25.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 3%, dated 1/31/08 due 2/1/08:
(Collateralized by U.S. Government Obligations) #	94,083	94,075
(Collateralized by U.S. Government Obligations) # (a)	122,662	122,652
TOTAL CASH EQUIVALENTS (Cost $216,727)		216,727
TOTAL INVESTMENT PORTFOLIO - 132.0% (Cost $1,096,630)		1,118,656
NET OTHER ASSETS - (32.0)%		(271,044)
NET ASSETS - 100%		$ 847,612
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
280 U.S. Treasury 5-Year Bond Contracts	March 2008	$ 31,640	$ 734

The face value of futures purchased as a percentage of net assets - 3.7%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	$ 1,800	$ (176)
Receive semi-annually a fixed rate equal to 4.64% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Oct. 2009	1,000	39
Receive semi-annually a fixed rate equal to 4.681% and pay quarterly a floating rate based on a 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2009	29,000	1,124
		$ 31,800	$ 987
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,761,000 or 1.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $306,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$94,075,000 due 2/01/08 at 3.00%
BNP Paribas Securities Corp.	$ 9,767
Banc of America Securities LLC	3,907
Barclays Capital, Inc.	41,860
Bear Stearns & Co., Inc.	11,935
Citigroup Global Markets, Inc.	2,791
Dresdner Kleinwort Securities LLC	1,395
ING Financial Markets LLC	1,769
J.P. Morgan Securities, Inc.	8,372
Societe Generale, New York Branch	11,163
WestLB AG	1,116
$ 94,075
$122,652,000 due 2/01/08 at 3.00%
ABN AMRO Bank N.V., New York Branch	$ 9,011
Banc of America Securities LLC	67,581
Bank of America, NA	36,043
Bear Stearns & Co., Inc.	10,017
$ 122,652
Income Tax Information

At July 31, 2007, the fund had a capital loss carryforward of approximately $40,571,000 of which $11,911,000, $7,507,000, $3,266,000, $414,000, $6,019,000 and $11,454,000 will expire on July 31, 2008, 2009, 2012, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $118,720 and repurchase agreements of $216,727) - See accompanying schedule: Unaffiliated issuers (cost $1,096,630)		$ 1,118,656
Commitment to sell securities on a delayed delivery basis	$ (51,143)
Receivable for securities sold on a delayed delivery basis	50,694	(449)
Receivable for investments sold, regular delivery		650
Cash		1,369
Receivable for fund shares sold		1,544
Interest receivable		29,056
Receivable for daily variation on futures contracts		114
Swap agreements, at value		987
Other receivables		1
Total assets		1,151,928

Liabilities
Payable for investments purchased Regular delivery	$ 11,630
Delayed delivery	167,848
Payable for fund shares redeemed	1,163
Distributions payable	315
Accrued management fee	210
Other affiliated payables	94
Other payables and accrued expenses	423
Collateral on securities loaned, at value	122,633
Total liabilities		304,316

Net Assets		$ 847,612
Net Assets consist of:
Paid in capital		$ 852,048
Undistributed net investment income		449
Accumulated undistributed net realized gain (loss) on investments		(28,183)
Net unrealized appreciation (depreciation) on investments		23,298
Net Assets, for 80,819 shares outstanding		$ 847,612
Net Asset Value, offering price and redemption price per share ($847,612 ÷ 80,819 shares)		$ 10.49

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2008 (Unaudited)

Investment Income
Interest		$ 18,024

Expenses
Management fee	$ 1,173
Transfer agent fees	372
Fund wide operations fee	129
Independent trustees' compensation	2
Total expenses before reductions	1,676
Expense reductions	(10)	1,666
Net investment income		16,358
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,339
Swap agreements	1,574
Total net realized gain (loss)		15,913
Change in net unrealized appreciation (depreciation) on: Investment securities	22,772
Futures contracts	734
Swap agreements	447
Delayed delivery commitments	(449)
Total change in net unrealized appreciation (depreciation)		23,504
Net gain (loss)		39,417
Net increase (decrease) in net assets resulting from operations		$ 55,775

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,358	$ 31,542
Net realized gain (loss)	15,913	(5,105)
Change in net unrealized appreciation (depreciation)	23,504	9,911
Net increase (decrease) in net assets resulting from operations	55,775	36,348
Distributions to shareholders from net investment income	(17,817)	(32,742)
Share transactions Proceeds from sales of shares	176,616	66,477
Reinvestment of distributions	15,663	28,271
Cost of shares redeemed	(82,680)	(157,163)
Net increase (decrease) in net assets resulting from share transactions	109,599	(62,415)
Total increase (decrease) in net assets	147,557	(58,809)

Net Assets
Beginning of period	700,055	758,864
End of period (including undistributed net investment income of $449 and undistributed net investment income of $1,908, respectively)	$ 847,612	$ 700,055
Other Information Shares
Sold	17,155	6,665
Issued in reinvestment of distributions	1,532	2,831
Redeemed	(8,099)	(15,756)
Net increase (decrease)	10,588	(6,260)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.92	$ 10.11	$ 10.18	$ 10.17	$ 10.11
Income from Investment Operations
Net investment income D	.224	.435	.414	.330	.274	.329
Net realized and unrealized gain (loss)	.540	.067	(.219)	(.084)	.014	.056
Total from investment operations	.764	.502	.195	.246	.288	.385
Distributions from net investment income	(.244)	(.452)	(.385)	(.316)	(.278)	(.325)
Net asset value, end of period	$ 10.49	$ 9.97	$ 9.92	$ 10.11	$ 10.18	$ 10.17
Total Return B,C	7.75%	5.14%	1.97%	2.43%	2.84%	3.80%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.57%	.60%	.60%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.57%	.60%	.60%
Expenses net of all reductions	.45% A	.45%	.45%	.57%	.60%	.60%
Net investment income	4.37% A	4.36%	4.14%	3.23%	2.67%	3.18%
Supplemental Data
Net assets, end of period (in millions)	$ 848	$ 700	$ 759	$ 884	$ 963	$ 1,283
Portfolio turnover rate	435% A	121%	97%	90%	152%	229%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Ginnie Mae Fund and Fidelity Intermediate Government Income Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Ginnie Mae Fund, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Ginnie Mae Fund	$ 3,904,584	$ 87,848	$ (26,439)	$ 61,409
Intermediate Government Income Fund	1,096,469	23,373	(1,186)	22,187

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the bond. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable fund's Schedule of Investments. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Swap Agreements. Certain Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on each applicable Funds Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable Fund's Schedule of Investments under the caption "Swap Agreements".

Mortgage Dollar Rolls. To earn additional income, certain Funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price, including the associated financing cost, if any is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Ginnie Mae Fund	.20%	.12%	.32%
Intermediate Government Income Fund	.20%	.12%	.32%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Funds' transfer agent.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, the compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Ginnie Mae Fund	.03%
Intermediate Government Income Fund	.03%

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit - continued

The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Ginnie Mae Fund	4
Intermediate Government Income Fund	1

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to:

Intermediate Government Income Fund	$ 280

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Fund Wide Operations expense reduction	Transfer Agent expense reduction

Ginnie Mae Fund	$ 3	$ 25
Intermediate Government Income Fund	3	7

Semiannual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GMIG-USAN-0308
1.844595.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Government Income
Fund

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 1,080.00	$ 4.24
Hypothetical A	$ 1,000.00	$ 1,021.06	$ 4.12
Class T
Actual	$ 1,000.00	$ 1,079.10	$ 4.08
Hypothetical A	$ 1,000.00	$ 1,021.22	$ 3.96
Class B
Actual	$ 1,000.00	$ 1,076.30	$ 7.78
Hypothetical A	$ 1,000.00	$ 1,017.65	$ 7.56
Class C
Actual	$ 1,000.00	$ 1,076.10	$ 7.98
Hypothetical A	$ 1,000.00	$ 1,017.44	$ 7.76
Government Income
Actual	$ 1,000.00	$ 1,081.00	$ 2.35
Hypothetical A	$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 1,080.50	$ 2.72
Hypothetical A	$ 1,000.00	$ 1,022.52	$ 2.64

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.81%
Class T	.78%
Class B	1.49%
Class C	1.53%
Government Income	.45%
Institutional Class	.52%

Semiannual Report

Investment Changes

Coupon Distribution as of January 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	4.0	1.6
3 - 3.99%	8.7	2.8
4 - 4.99%	25.6	34.2
5 - 5.99%	24.9	21.7
6 - 6.99%	14.7	15.6
7% and over	3.0	2.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2008
6 months ago
Years	4.6	4.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2008
6 months ago
Years	4.5	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2008*		As of July 31, 2007**
	Mortgage Securities 34.5%		Mortgage Securities 32.0%
	CMOs and Other Mortgage Related Securities 7.7%		CMOs and Other Mortgage Related Securities 7.9%
	U.S. Treasury Obligations 33.6%		U.S. Treasury Obligations 34.7%
	U.S. Government Agency Obligations 29.9%		U.S. Government Agency Obligations 27.5%
	Asset-Backed Securities 0.2%		Asset-Backed Securities 0.5%
	Short-Term Investments and Net Other Assets (5.9)%(dagger)		Short-Term Investments and Net Other Assets (2.6)%(dagger)
* Futures and Swaps	5.7%	** Futures and Swaps	4.4%

* Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 63.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 29.9%
Fannie Mae:
3.25% 8/15/08	$ 4,812	$ 4,824
3.25% 2/10/10	75,000	75,768
3.625% 2/12/13	92,300	93,098
4.75% 11/19/12 (b)	29,255	31,002
4.875% 4/15/09	43,350	44,489
4.875% 5/18/12	160,000	170,084
5.125% 9/2/08	78,770	79,840
5.375% 6/12/17	13,063	14,265
6.625% 9/15/09	149,585	158,843
7.25% 1/15/10	60,086	65,238
Federal Home Loan Bank 5.375% 8/19/11	35,350	38,085
Freddie Mac:
3.875% 6/15/08	2,791	2,801
4.125% 12/21/12	70,540	72,798
4.75% 3/5/09	146,766	150,118
4.75% 1/18/11	204,790	214,610
4.75% 3/5/12	10,000	10,571
4.875% 2/9/10	10,000	10,420
5% 6/11/09	100,000	103,133
5% 1/30/14	25,000	26,762
5.125% 4/18/11	31,220	33,182
5.125% 11/17/17 (b)	152,000	162,577
5.25% 5/21/09	154,235	159,373
5.25% 7/18/11	29,000	31,081
5.5% 8/23/17 (b)	42,900	47,176
5.625% 3/15/11 (b)	48,555	52,238
5.75% 1/15/12	1,686	1,844
6.625% 9/15/09	155,000	164,670
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	122,323
6.6% 2/15/08	10,649	10,657
6.8% 2/15/12	30,000	32,069
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	6,138	6,256
6.99% 5/21/16	20,242	23,469
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	18,000	19,522
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp.: - continued
secured:
5.685% 5/15/12	$ 24,035	$ 26,301
6.67% 9/15/09	3,500	3,724
4.974% 8/15/13	22,940	24,638
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	6,158	6,237
Series 2002-20K Class 1, 5.08% 11/1/22	13,568	13,922
Series 2003 P10B, 5.136% 8/10/13	9,511	9,693
Series 2004-20H Class 1, 5.17% 8/1/24	3,782	3,906
Tennessee Valley Authority 5.375% 4/1/56	8,429	9,047
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	18,380	18,659
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,349,313
U.S. Treasury Inflation Protected Obligations - 2.7%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	69,881	70,689
2% 4/15/12	51,778	54,832
4.25% 1/15/10	78,062	84,240
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		209,761
U.S. Treasury Obligations - 30.9%
U.S. Treasury Bonds:
4.75% 2/15/37 (f)	19,000	20,241
5% 5/15/37 (b)	136,000	150,631
6.125% 8/15/29 (b)	162,102	201,830
6.25% 8/15/23	1,500	1,843
8% 11/15/21	146,794	206,142
U.S. Treasury Notes:
2.125% 1/31/10	112,280	112,175
3.125% 11/30/09 (b)	29,100	29,598
3.25% 12/31/09 (b)(d)	192,973	196,872
3.375% 11/30/12	73,720	75,563
3.625% 10/31/09	31,000	31,787
3.625% 12/31/12 (b)(d)	302,088	313,310
3.875% 10/31/12	8,500	8,904
4% 9/30/09	3,000	3,090
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 8/15/14 (b)(f)	$ 161,550	$ 171,887
4.25% 11/15/14 (b)	77,185	82,015
4.25% 8/15/15 (b)	84,500	89,379
4.25% 11/15/17 (b)	186,000	195,329
4.375% 12/15/10	5,230	5,539
4.5% 11/15/15	30,800	33,055
4.625% 7/31/12 (b)	115,065	124,135
4.625% 11/15/16 (b)	117,000	126,232
4.75% 5/15/14 (b)	78,733	86,170
4.75% 8/15/17 (b)	117,000	127,365
5.125% 5/15/16	30,000	33,438
TOTAL U.S. TREASURY OBLIGATIONS		2,426,530
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,789,857)		4,985,604
U.S. Government Agency - Mortgage Securities - 34.5%

Fannie Mae - 24.9%
3.699% 10/1/33 (g)	649	658
3.75% 1/1/34 (g)	603	609
3.75% 4/1/34 (g)	10,009	10,096
3.751% 10/1/33 (g)	659	663
3.798% 6/1/33 (g)	513	517
3.806% 4/1/33 (g)	1,676	1,688
3.874% 6/1/33 (g)	2,399	2,415
3.892% 5/1/33 (g)	4,295	4,329
3.899% 5/1/34 (g)	5,994	6,052
3.909% 5/1/33 (g)	193	196
3.937% 5/1/34 (g)	4,550	4,592
3.954% 9/1/33 (g)	6,912	6,982
4% 9/1/13 to 6/1/20	24,949	24,769
4% 3/1/34 (g)	8,713	8,807
4% 4/1/34 (g)	9,674	9,778
4.025% 6/1/34 (g)	8,782	8,880
4.063% 3/1/35 (g)	16,120	16,273
4.065% 10/1/18 (g)	438	442
4.15% 5/1/33 (g)	7,081	7,181
4.172% 1/1/35 (g)	1,451	1,469
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.202% 6/1/34 (g)	$ 9,753	$ 9,868
4.237% 1/1/34 (g)	1,920	1,941
4.25% 2/1/35 (g)	702	712
4.261% 10/1/33 (g)	301	305
4.268% 6/1/33 (g)	343	348
4.288% 6/1/34 (g)	11,765	11,919
4.292% 3/1/33 (g)	259	262
4.294% 3/1/35 (g)	554	558
4.294% 5/1/35 (g)	599	610
4.299% 3/1/33 (g)	344	348
4.301% 4/1/33 (g)	131	133
4.312% 1/1/35 (g)	8,120	8,265
4.33% 3/1/33 (g)	572	582
4.33% 4/1/35 (g)	342	347
4.334% 2/1/35 (g)	286	292
4.344% 10/1/19 (g)	1,110	1,125
4.345% 1/1/35 (g)	790	803
4.35% 8/1/33 (g)	1,140	1,149
4.357% 2/1/34 (g)	1,175	1,189
4.366% 11/1/35 (g)	27,050	27,483
4.389% 5/1/35 (g)	533	541
4.391% 2/1/35 (g)	1,022	1,039
4.396% 10/1/34 (g)	3,711	3,765
4.418% 8/1/34 (g)	1,852	1,875
4.434% 3/1/35 (g)	1,081	1,099
4.437% 11/1/33 (g)	1,337	1,354
4.482% 1/1/35 (g)	5,211	5,301
4.486% 12/1/34 (g)	565	574
4.5% 2/1/18 to 4/1/20	14,815	14,902
4.501% 2/1/35 (g)	10,651	10,778
4.524% 1/1/35 (g)	747	752
4.53% 2/1/35 (g)	494	506
4.534% 7/1/35 (g)	2,230	2,257
4.54% 5/1/35 (g)	1,815	1,841
4.552% 9/1/34 (g)	17,825	18,104
4.569% 10/1/35 (g)	352	357
4.575% 7/1/35 (g)	2,643	2,663
4.618% 2/1/35 (g)	251	256
4.642% 1/1/35 (g)	5,320	5,420
4.646% 10/1/34 (g)	3,310	3,368
4.682% 9/1/34 (g)	13,126	13,390
4.685% 3/1/35 (g)	176	179
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.703% 3/1/35 (g)	$ 514	$ 523
4.714% 7/1/34 (g)	1,833	1,864
4.716% 2/1/35 (g)	6,259	6,386
4.726% 12/1/35 (g)	57,508	58,552
4.77% 12/1/34 (g)	615	626
4.787% 12/1/35 (g)	4,003	4,059
4.792% 7/1/35 (g)	4,353	4,448
4.793% 1/1/35 (g)	61,811	63,051
4.796% 11/1/34 (g)	2,075	2,113
4.803% 6/1/35 (g)	3,162	3,207
4.819% 10/1/35 (g)	1,748	1,784
4.822% 12/1/34 (g)	9,602	9,776
4.833% 1/1/35 (g)	9,953	10,159
4.836% 9/1/34 (g)	8,937	9,096
4.853% 7/1/35 (g)	5,643	5,767
4.856% 10/1/34 (g)	7,404	7,545
4.859% 7/1/34 (g)	5,367	5,455
4.883% 5/1/35 (g)	1,737	1,776
4.897% 8/1/34 (g)	4,830	4,915
4.901% 11/1/35 (g)	9,039	9,140
4.934% 8/1/34 (g)	8,630	8,792
4.948% 2/1/35 (g)	4,852	4,949
4.952% 3/1/35 (g)	4,772	4,874
4.957% 2/1/33 (g)	939	957
4.997% 2/1/34 (g)	7,367	7,527
5% 12/1/15 to 9/1/37	173,908	174,108
5.016% 7/1/34 (g)	352	358
5.055% 1/1/37 (g)	5,831	5,936
5.059% 8/1/34 (g)	522	527
5.062% 9/1/34 (g)	4,875	4,963
5.082% 9/1/34 (g)	702	716
5.086% 7/1/34 (g)	1,929	1,964
5.105% 10/1/35 (g)	4,202	4,311
5.12% 8/1/34 (g)	5,642	5,758
5.135% 3/1/35 (g)	361	369
5.139% 8/1/36 (g)	27,094	27,550
5.157% 8/1/33 (g)	915	929
5.168% 3/1/36 (g)	12,888	13,249
5.19% 6/1/35 (g)	2,595	2,641
5.21% 5/1/35 (g)	5,576	5,711
5.265% 4/1/36 (g)	5,146	5,292
5.271% 12/1/36 (g)	2,757	2,809
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.306% 3/1/36 (g)	$ 35,965	$ 37,000
5.309% 12/1/34 (g)	868	885
5.315% 7/1/35 (g)	351	357
5.317% 1/1/34 (g)	62	62
5.356% 2/1/36 (g)	7,397	7,534
5.385% 2/1/37 (g)	2,659	2,717
5.391% 2/1/37 (g)	12,580	12,838
5.393% 7/1/35 (g)	2,169	2,219
5.443% 8/1/36 (g)	6,411	6,618
5.5% 4/1/09 to 11/1/37	416,246	425,762
5.5% 4/1/33 (d)	68,440	69,322
5.5% 2/12/38 (d)(e)	90,000	91,274
5.618% 2/1/36 (g)	3,154	3,246
5.65% 4/1/36 (g)	11,960	12,330
5.661% 6/1/36 (g)	7,304	7,520
5.691% 1/1/36 (g)	30,823	31,794
5.792% 3/1/36 (g)	8,125	8,371
5.797% 5/1/36 (g)	3,217	3,309
5.804% 1/1/36 (g)	2,515	2,584
5.815% 5/1/36 (g)	17,814	18,345
5.855% 3/1/36 (g)	7,697	7,918
5.86% 6/1/35 (g)	1,933	1,989
5.893% 12/1/36 (g)	4,387	4,525
5.894% 3/1/36 (g)	6,692	6,895
5.931% 5/1/36 (g)	5,192	5,358
5.966% 5/1/36 (g)	2,762	2,851
6% 5/1/12 to 1/1/38	180,186	185,911
6% 2/19/23 (d)(e)	5,000	5,167
6% 2/19/23 (d)	10,000	10,335
6% 2/1/38 (d)(e)	29,000	29,765
6.01% 4/1/36 (g)	48,850	50,428
6.069% 4/1/36 (g)	26,431	27,339
6.104% 3/1/37 (g)	4,552	4,700
6.152% 4/1/36 (g)	4,710	4,862
6.224% 6/1/36 (g)	740	756
6.226% 3/1/37 (g)	1,495	1,539
6.3% 10/1/36 (g)	21,648	22,287
6.5% 2/1/12 to 1/1/35	48,373	51,128
6.561% 9/1/36 (g)	9,324	9,645
7% 7/1/13 to 7/1/32	5,151	5,534
7.5% 8/1/10 to 4/1/29	127	135
8% 1/1/22	2	2
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
8.5% 1/1/15 to 7/1/31	$ 537	$ 587
9% 11/1/11 to 5/1/14	540	562
9.5% 11/15/09 to 10/1/20	770	863
10% 8/1/10	0	0
11% 8/1/10	9	10
11.25% 5/1/14	8	9
11.5% 6/15/19 to 1/15/21	1,211	1,391
12.5% 8/1/15 to 3/1/16	2	3
		1,956,069
Freddie Mac - 9.3%
4% 5/1/19 to 11/1/20	25,303	24,976
4.298% 12/1/34 (g)	950	961
4.308% 3/1/35 (g)	746	751
4.318% 2/1/35 (g)	1,488	1,506
4.409% 2/1/34 (g)	664	667
4.413% 6/1/35 (g)	1,182	1,196
4.423% 3/1/35 (g)	1,041	1,055
4.448% 3/1/35 (g)	1,013	1,028
4.5% 2/1/18 to 8/1/33	25,442	25,425
4.697% 9/1/36 (g)	3,125	3,151
4.703% 9/1/35 (g)	24,851	25,256
4.724% 2/1/34 (g)	7,934	8,078
4.789% 2/1/36 (g)	1,302	1,326
4.807% 3/1/35 (g)	2,622	2,664
4.839% 3/1/33 (g)	279	284
4.897% 10/1/36 (g)	18,744	19,020
5% 1/1/09 to 9/1/35	12,609	12,638
5.008% 4/1/35 (g)	3,970	4,036
5.021% 4/1/35 (g)	527	537
5.115% 7/1/35 (g)	4,799	4,912
5.268% 2/1/36 (g)	304	311
5.5% 8/1/14 to 7/1/37 (e)	213,698	218,223
5.501% 1/1/36 (g)	4,331	4,438
5.524% 1/1/36 (g)	5,955	6,096
5.748% 10/1/35 (g)	1,246	1,276
5.829% 5/1/37 (g)	3,092	3,157
6% 7/1/16 to 11/1/37	84,660	87,254
6% 2/1/38 (d)(e)	18,000	18,461
6% 2/12/38 (d)	110,000	112,716
6.017% 6/1/36 (g)	3,236	3,322
6.224% 5/1/36 (g)	2,661	2,740
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.278% 3/1/37 (g)	$ 8,689	$ 8,933
6.348% 7/1/36 (g)	3,410	3,512
6.439% 10/1/36 (g)	9,387	9,670
6.5% 11/1/10 to 10/1/36	53,170	55,951
6.611% 12/1/36 (g)	16,981	17,467
6.712% 10/1/36 (g)	8,739	8,993
6.733% 1/1/37 (g)	12,285	12,668
6.84% 10/1/36 (g)	11,721	12,020
7% 4/1/11	3	4
7.5% 5/1/11 to 7/1/16	1,977	2,135
8.5% 8/1/08 to 9/1/29	207	230
9% 8/1/08 to 10/1/20	85	93
9.5% 6/1/09 to 8/1/21	306	346
9.75% 8/1/14	146	160
10% 7/1/09 to 8/1/21	29	32
11% 7/1/13 to 5/1/14	64	73
12% 8/1/13 to 3/1/15	2	3
12.25% 4/1/11 to 9/1/13	2	2
12.5% 2/1/10 to 6/1/19	25	28
13% 8/1/10 to 6/1/15	8	9
		729,790
Government National Mortgage Association - 0.3%
5.25% 7/20/34 (g)	944	960
6% 7/15/08 to 12/15/10	884	916
6.5% 2/15/24 to 10/15/35	21,678	23,113
7% 10/15/26 to 8/15/32	100	106
7.5% 3/15/28 to 8/15/29	114	122
8% 6/15/18 to 12/15/23	1,340	1,491
8.5% 10/15/08 to 1/15/25	9	10
9% 12/15/09	0	0
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	98	114
13.5% 7/15/11	7	7
		26,840
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,657,897)		2,712,699
Asset-Backed Securities - 0.2%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 3.5263% 9/25/35 (g) (Cost $14,969)	14,969	14,869
Collateralized Mortgage Obligations - 7.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 7.7%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	$ 1,451	$ 1,516
Series 1993-109 Class NZ, 6% 7/25/08	383	384
Series 1993-207 Class H, 6.5% 11/25/23	18,360	19,198
Series 1993-240 Class PD, 6.25% 12/25/13	5,341	5,541
Series 1994-23:
Class PG, 6% 4/25/23	4,456	4,491
Class PZ, 6% 2/25/24	10,362	10,783
Series 1996-28 Class PK, 6.5% 7/25/25	4,114	4,340
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,987
Series 2006-45 Class OP, 6/25/36 (i)	6,239	4,883
Series 2006-62 Class KP, 4/25/36 (i)	13,014	9,879
sequential payer Series 1997-41 Class J, 7.5% 6/18/27	2,809	3,000
Series 2003-22 6% 4/25/33 (h)	19,160	3,593
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,187
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 4.3563% 8/25/31 (g)	696	708
Series 2002-49 Class FB, 4.5894% 11/18/31 (g)	1,117	1,123
Series 2002-60 Class FV, 4.3763% 4/25/32 (g)	472	481
Series 2002-75 Class FA, 4.3763% 11/25/32 (g)	967	984
Series 2004-54 Class FE, 4.5263% 2/25/33 (g)	522	526
planned amortization class:
Series 2002-11 Class QC, 5.5% 3/25/17	14,201	14,512
Series 2002-18 Class PC, 5.5% 4/25/17	1,170	1,199
Series 2003-113:
Class PD, 4% 2/25/17	23,515	23,533
Class PE, 4% 11/25/18	7,545	7,234
Series 2003-128 Class NE, 4% 12/25/16	13,100	13,083
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,476
Series 2004-80 Class LD, 4% 1/25/19	10,160	10,110
Series 2005-102 Class CO, 11/25/35 (i)	6,454	5,074
Series 2006-12 Class BO, 10/25/35 (i)	29,328	23,108
Series 2006-37 Class OW, 5/25/36 (i)	6,971	5,819
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	22,487	23,354
Series 2001-46 Class ZG, 6% 9/25/31	8,117	8,489
Series 2002-79 Class Z, 5.5% 11/25/22	11,507	11,674
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	$ 656	$ 656
Series 2004-91 Class AH, 4.5% 5/25/29	5,949	5,978
Series 2005-117, Class JN, 4.5% 1/25/36	645	591
Series 2006-72 Class CY, 6% 8/25/26	10,215	10,544
Series 2005-14 Class SE, 2.6738% 3/25/35 (g)(h)	20,129	1,217
Series 2007-36:
Class GO, 4/25/37 (i)	1,356	1,090
Class PO, 4/25/37 (i)	3,017	2,407
Class SB, 3.2238% 4/25/37 (g)(h)	39,177	3,203
Class SG, 3.2238% 4/25/37 (g)(h)	17,632	1,413
Series 2007-66 Class SA, 19.3425% 7/25/37 (g)	5,228	6,712
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	902	933
Series 3149 Class OD, 5/15/36 (i)	33,982	26,284
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,534	2,625
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 5.15% 2/15/24 (g)	1,017	1,044
planned amortization class Series 1681 Class PJ, 7% 12/15/23	7,413	7,603
Series 1560 Class PN, 7% 12/15/12	3,553	3,568
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 5.1363% 11/15/30 (g)	465	465
Series 2530 Class FE, 4.8363% 2/15/32 (g)	653	655
Series 2630 Class FL, 4.7363% 6/15/18 (g)	550	556
Series 3008 Class SM, 0% 7/15/35 (g)	376	367
planned amortization class:
Series 1141 Class G, 9% 9/15/21	406	418
Series 1614 Class L, 6.5% 7/15/23	4,533	4,621
Series 1671 Class G, 6.5% 8/15/23	592	593
Series 2006-15 Class OP, 3/25/36 (i)	7,744	5,783
Series 2356 Class GD, 6% 9/15/16	555	575
Series 2376 Class JE, 5.5% 11/15/16	3,764	3,887
Series 2378 Class PE, 5.5% 11/15/16	10,867	11,136
Series 2381 Class OG, 5.5% 11/15/16	3,024	3,099
Series 2390 Class CH, 5.5% 12/15/16	9,850	10,095
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2543 Class PM, 5.5% 8/15/18	$ 124	$ 123
Series 2625 Class QX, 2.25% 3/15/22	19	19
Series 2628 Class OE, 4.5% 6/15/18	6,815	6,848
Series 2640:
Class GE, 4.5% 7/15/18	7,310	7,364
Class QG, 2% 4/15/22	44	43
Series 2660 Class ML, 3.5% 7/15/22	3,398	3,385
Series 2682 Class LD, 4.5% 10/15/33	777	729
Series 2752 Class PW, 4% 4/15/22	1,853	1,844
Series 2802 Class OB, 6% 5/15/34	10,455	10,824
Series 2810 Class PD, 6% 6/15/33	995	1,031
Series 2866 Class XE, 4% 12/15/18	19,350	19,285
Series 2937 Class KC, 4.5% 2/15/20	19,686	19,577
Series 3077 Class TO, 4/15/35 (i)	16,997	13,424
Series 3110 Class OP, 9/15/35 (i)	16,060	12,704
Series 3119 Class PO, 2/15/36 (i)	19,407	15,256
Series 3121 Class KO, 3/15/36 (i)	6,781	5,486
Series 3123 Class LO, 3/15/36 (i)	12,576	9,704
Series 3145 Class GO, 4/15/36 (i)	11,314	8,828
Series 3151 Class PO, 5/15/36 (i)	12,207	9,420
sequential payer:
Series 2388 Class ZA, 6% 12/15/31	7,039	7,325
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,893
Series 2570 Class CU, 4.5% 7/15/17	1,853	1,861
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,353
Series 2601 Class TB, 5.5% 4/15/23	869	877
Series 2617 Class GW, 3.5% 6/15/16	3,140	3,143
Series 2675 Class CB, 4% 5/15/16	1,797	1,803
Series 2677 Class HG, 3% 8/15/12	576	573
Series 2683 Class JA, 4% 10/15/16	1,897	1,903
Series 2685 Class ND, 4% 10/15/18	9,064	8,718
Series 2750 Class ZT, 5% 2/15/34	1,046	1,000
Series 2773 Class HC, 4.5% 4/15/19	704	681
Series 2809 Class UA, 4% 12/15/14	2,436	2,447
Series 2849 Class AL, 5% 5/15/18	7,563	7,670
Series 2860 Class CP, 4% 10/15/17	2,173	2,170
Series 2866 Class N, 4.5% 12/15/18	7,068	7,146
Series 2937 Class HJ, 5% 10/15/19	8,758	8,881
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2998 Class LY, 5.5% 7/15/25	$ 2,011	$ 2,019
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,952
Series 3013 Class VJ, 5% 1/15/14	1,850	1,892
Series 3401 Class EB, 5% 12/15/22	7,495	7,337
Series 2769 Class BU, 5% 3/15/34	5,712	5,420
Series 2863 Class DB, 4% 9/15/14	1,284	1,278
Series 2957 Class SW, 1.7638% 4/15/35 (g)(h)	27,401	1,524
Series 3002 Class SN, 2.2638% 7/15/35 (g)(h)	27,680	2,313
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	9,176	9,627
Series 2877 Class JC, 5% 10/15/34	1,354	1,387
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	4,499	4,810
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $579,309)		602,284
Cash Equivalents - 24.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 3%, dated 1/31/08 due 2/1/08:
(Collateralized by U.S. Government Obligations) #	$ 102,234	102,225
(Collateralized by U.S. Government Obligations) # (a)	1,850,136	1,849,982
TOTAL CASH EQUIVALENTS (Cost $1,952,207)		1,952,207
TOTAL INVESTMENT PORTFOLIO - 130.7% (Cost $9,994,239)		10,267,663
NET OTHER ASSETS - (30.7)%		(2,412,662)
NET ASSETS - 100%		$ 7,855,001
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.03% with Credit Suisse First Boston	Oct. 2017	$ 72,000	$ (5,509)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	100,000	(10,742)
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	300,000	11,472
Receive semi-annually a fixed rate equal to 4.88% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Sept. 2010	106,700	6,061
Receive semi-annually a fixed rate equal to 5.03% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2010	91,000	5,668
Receive semi-annually a fixed rate equal to 5.706% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2017	75,000	8,725
		$ 744,700	$ 15,675
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,522,000 or 0.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $10,492,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$102,225,000 due 2/01/08 at 3.00%
BNP Paribas Securities Corp.	$ 10,614
Banc of America Securities LLC	4,245
Barclays Capital, Inc.	45,487
Bear Stearns & Co., Inc.	12,969
Citigroup Global Markets, Inc.	3,032
Dresdner Kleinwort Securities LLC	1,516
ING Financial Markets LLC	1,922
J.P. Morgan Securities, Inc.	9,097
Societe Generale, New York Branch	12,130
WestLB AG	1,213
$ 102,225
$1,849,982,000 due 2/01/08 at 3.00%
ABN AMRO Bank N.V., New York Branch	$ 135,912
Banc of America Securities LLC	1,019,341
Bank of America, NA	543,648
Bear Stearns & Co., Inc.	151,081
$ 1,849,982
Income Tax Information

At July 31, 2007, the fund had a capital loss carryforward of approximately $93,664,000 of which $831,000, $561,000, $1,882,000, $28,692,000 and $61,698,000 will expire on July 31, 2011, 2012, 2013, 2014 and 2015, respectively.

Of the loss carryforwards expiring on July 31, 2011, 2012, 2013 and 2014, $831,000, $561,000, $1,882,000 and $17,977,000, respectively, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,784,360 and repurchase agreements of $1,952,207) - See accompanying schedule: Unaffiliated issuers (cost $9,994,239)		$ 10,267,663
Commitment to sell securities on a delayed delivery basis	$ (400,564)
Receivable for securities sold on a delayed delivery basis	399,561	(1,003)
Cash		2,429
Receivable for investments sold Regular delivery		72,282
Delayed delivery		194,284
Receivable for fund shares sold		11,260
Interest receivable		69,038
Swap agreements, at value		15,675
Other receivables		216
Total assets		10,631,844

Liabilities
Payable for investments purchased Regular delivery	$ 257,072
Delayed delivery	659,096
Payable for fund shares redeemed	7,472
Distributions payable	685
Accrued management fee	2,021
Distribution fees payable	168
Other affiliated payables	948
Other payables and accrued expenses	99
Collateral on securities loaned, at value	1,849,282
Total liabilities		2,776,843

Net Assets		$ 7,855,001
Net Assets consist of:
Paid in capital		$ 7,573,129
Undistributed net investment income		3,471
Accumulated undistributed net realized gain (loss) on investments		(9,695)
Net unrealized appreciation (depreciation) on investments		288,096
Net Assets		$ 7,855,001

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($209,434 ÷ 19,785.0 shares)	$ 10.59

Maximum offering price per share (100/96.00 of $10.59)	$ 11.03
Class T: Net Asset Value and redemption price per share ($240,642 ÷ 22,734.3 shares)	$ 10.58

Maximum offering price per share (100/96.00 of $10.58)	$ 11.02
Class B: Net Asset Value and offering price per share ($48,787 ÷ 4,608.8 shares)A	$ 10.59

Class C: Net Asset Value and offering price per share ($63,064 ÷ 5,957.5 shares)A	$ 10.59

Government Income: Net Asset Value, offering price and redemption price per share ($6,745,395 ÷ 637,996.6 shares)	$ 10.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($547,679 ÷ 51,744.5 shares)	$ 10.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2008 (Unaudited)
Investment Income
Interest		$ 188,117

Expenses
Management fee	$ 11,830
Transfer agent fees	4,226
Distribution fees	885
Fund wide operations fee	1,300
Independent trustees' compensation	15
Miscellaneous	12
Total expenses before reductions	18,268
Expense reductions	(245)	18,023
Net investment income		170,094
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	113,513
Futures contracts	259
Swap agreements	(223)
Total net realized gain (loss)		113,549
Change in net unrealized appreciation (depreciation) on: Investment securities	291,435
Swap agreements	15,311
Delayed delivery commitments	514
Total change in net unrealized appreciation (depreciation)		307,260
Net gain (loss)		420,809
Net increase (decrease) in net assets resulting from operations		$ 590,903

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 170,094	$ 296,314
Net realized gain (loss)	113,549	(39,749)
Change in net unrealized appreciation (depreciation)	307,260	63,955
Net increase (decrease) in net assets resulting from operations	590,903	320,520
Distributions to shareholders from net investment income	(168,034)	(303,351)
Distributions to shareholders from net realized gain	-	(2,616)
Total distributions	(168,034)	(305,967)
Share transactions - net increase (decrease)	190,392	1,895,812
Total increase (decrease) in net assets	613,261	1,910,365

Net Assets
Beginning of period	7,241,740	5,331,375
End of period (including undistributed net investment income of $3,471 and undistributed net investment income of $1,411, respectively)	$ 7,855,001	$ 7,241,740

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.215	.311
Net realized and unrealized gain (loss)	.578	.033
Total from investment operations	.793	.344
Distributions from net investment income	(.213)	(.314)
Net asset value, end of period	$ 10.59	$ 10.01
Total Return B,C,D	8.00%	3.49%
Ratios to Average Net Assets G
Expenses before reductions	.81%A	.78% A
Expenses net of fee waivers, if any	.81% A	.78% A
Expenses net of all reductions	.80% A	.77% A
Net investment income	4.18% A	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 209	$ 145
Portfolio turnover rate	283% A	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.217	.306
Net realized and unrealized gain (loss)	.567	.036
Total from investment operations	.784	.342
Distributions from net investment income	(.214)	(.312)
Net asset value, end of period	$ 10.58	$ 10.01
Total Return B,C,D	7.91%	3.46%
Ratios to Average Net Assets G
Expenses before reductions	.78% A	.79% A
Expenses net of fee waivers, if any	.78% A	.79% A
Expenses net of all reductions	.78% A	.79% A
Net investment income	4.21% A	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 241	$ 181
Portfolio turnover rate	283% A	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.180	.251
Net realized and unrealized gain (loss)	.577	.037
Total from investment operations	.757	.288
Distributions from net investment income	(.177)	(.258)
Net asset value, end of period	$ 10.59	$ 10.01
Total Return B,C,D	7.63%	2.91%
Ratios to Average Net Assets G
Expenses before reductions	1.49% A	1.50% A
Expenses net of fee waivers, if any	1.49% A	1.50% A
Expenses net of all reductions	1.49% A	1.50% A
Net investment income	3.50% A	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 49	$ 43
Portfolio turnover rate	283% A	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.178	.249
Net realized and unrealized gain (loss)	.577	.033
Total from investment operations	.755	.282
Distributions from net investment income	(.175)	(.252)
Net asset value, end of period	$ 10.59	$ 10.01
Total Return B,C,D	7.61%	2.85%
Ratios to Average Net Assets G
Expenses before reductions	1.53% A	1.55% A
Expenses net of fee waivers, if any	1.53% A	1.55% A
Expenses net of all reductions	1.53% A	1.55% A
Net investment income	3.46% A	3.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 63	$ 39
Portfolio turnover rate	283% A	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Government Income

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 9.95	$ 10.20	$ 10.13	$ 10.16	$ 10.30
Income from Investment Operations
Net investment income D	.234	.443	.429	.329	.307	.374
Net realized and unrealized gain (loss)	.567	.068	(.274)	.097	.124	(.014)
Total from investment operations	.801	.511	.155	.426	.431	.360
Distributions from net investment income	(.231)	(.456)	(.405)	(.321)	(.301)	(.370)
Distributions from net realized gain	-	(.005)	-	(.035)	(.160)	(.130)
Total distributions	(.231)	(.461)	(.405)	(.356)	(.461)	(.500)
Net asset value, end of period	$ 10.57	$ 10.00	$ 9.95	$ 10.20	$ 10.13	$ 10.16
Total Return B,C	8.10%	5.22%	1.56%	4.24%	4.30%	3.45%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.58%	.63%	.65%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.58%	.63%	.65%
Expenses net of all reductions	.44% A	.44%	.44%	.58%	.63%	.65%
Net investment income	4.54% A	4.42%	4.27%	3.21%	3.01%	3.56%
Supplemental Data
Net assets, end of period (in millions)	$ 6,745	$ 6,118	$ 5,331	$ 5,127	$ 4,168	$ 3,622
Portfolio turnover rate	283% A	164%F	108%	114%	224%	253%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income D	.231	.329
Net realized and unrealized gain (loss)	.566	.034
Total from investment operations	.797	.363
Distributions from net investment income	(.227)	(.333)
Net asset value, end of period	$ 10.58	$ 10.01
Total Return B,C	8.05%	3.67%
Ratios to Average Net Assets F
Expenses before reductions	.52% A	.53% A
Expenses net of fee waivers, if any	.52% A	.53% A
Expenses net of all reductions	.52% A	.53% A
Net investment income	4.47% A	4.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 548	$ 715
Portfolio turnover rate	283% A	164% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Government Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 279,763
Unrealized depreciation	(5,374)
Net unrealized appreciation (depreciation)	$ 274,389

Cost for federal income tax purposes	$ 9,993,274

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery". Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Swap Agreements - continued

floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price, including the associated financing cost, if any is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 208	$ 27
Class T	0%	.25%	248	-
Class B	.65%	.25%	194	140
Class C	.75%	.25%	235	19
			$ 885	$ 186

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	12
Class B*	31
Class C*	1
$ 55

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Government Income. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 175.21
Class T	181.18
Class B	53.25
Class C	44.19
Government Income	3,194.10
Institutional Class	579.17
	$ 4,226

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $4,370.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $9. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 6
Government Income	219
Institutional Class	11
$ 236

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other - continued

At the end of the period, Fidelity Freedom 2010 and Fidelity Freedom 2020 were the owners of record of approximately 13% and 14% of the total outstanding shares of Fidelity Government Income Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in aggregate, of approximately 54% of the total outstanding shares of Fidelity Government Income Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007 A
From net investment income
Class A	$ 3,435	$ 4,138
Class T	4,145	5,771
Class B	748	1,298
Class C	799	1,042
Government Income	144,171	269,231
Institutional Class	14,736	21,871
Total	$ 168,034	$ 303,351
From net realized gain
Government Income	$ -	$ 2,616

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007 A	Six months ended January 31, 2008	Year ended July 31, 2007 A
Class A
Shares sold	8,775	5,668	$ 90,903	$ 56,865
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	11,639	-	116,974
Reinvestment of distributions	304	374	3,133	3,759
Shares redeemed	(3,810)	(3,165)	(39,133)	(31,770)
Net increase (decrease)	5,269	14,516	$ 54,903	$ 145,828

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007 A	Six months ended January 31, 2008	Year ended July 31, 2007 A
Class T
Shares sold	9,069	3,593	$ 93,569	$ 36,101
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	19,997	-	200,973
Reinvestment of distributions	382	549	3,940	5,508
Shares redeemed	(4,777)	(6,079)	(48,916)	(60,985)
Net increase (decrease)	4,674	18,060	$ 48,593	$ 181,597
Class B
Shares sold	1,389	524	$ 14,414	$ 5,289
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	5,890	-	59,191
Reinvestment of distributions	59	104	607	1,045
Shares redeemed	(1,165)	(2,192)	(11,940)	(22,000)
Net increase (decrease)	283	4,326	$ 3,081	$ 43,525
Class C
Shares sold	2,647	517	$ 27,373	$ 5,201
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	4,449	-	44,717
Reinvestment of distributions	50	64	513	643
Shares redeemed	(674)	(1,095)	(6,898)	(10,981)
Net increase (decrease)	2,023	3,935	$ 20,988	$ 39,580
Government Income
Shares sold	105,124	105,528	$ 1,087,884	$ 1,058,863
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	71,077	-	713,611
Reinvestment of distributions	13,709	26,531	140,938	266,315
Shares redeemed	(92,715)	(127,164)	(960,990)	(1,271,926)
Net increase (decrease)	26,118	75,972	$ 267,832	$ 766,863

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007 A	Six months ended January 31, 2008	Year ended July 31, 2007 A
Institutional Class
Shares sold	7,649	16,978	$ 78,764	$ 170,642
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	57,200	-	574,860
Reinvestment of distributions	1,421	2,169	14,605	21,772
Shares redeemed	(28,773)	(4,899)	(298,374)	(48,855)
Net increase (decrease)	(19,703)	71,448	$ (205,005)	$ 718,419

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

11. Merger Information.

On October 27, 2006, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Government Investment Fund and Spartan Government Income Fund pursuant to an agreement and plan of reorganization approved by the shareholders on September 20, 2006. The acquisition was accomplished by an exchange of 11,639, 19,997, 5,890, 4,449, and 57,200 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 11,840, 20,358, 6,003, 4,531, and 58,535 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $9.88, $9.87, $9.86, $9.87, and $9.82, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of Fidelity Advisor Government Investment Fund. Further, the acquisition was accomplished by an exchange of 71,077 shares of Government Income class for the 66,115 shares then outstanding (valued at $10.79 per share) of Spartan Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Advisor Government Investment Fund's net assets, including $1,514 of unrealized depreciation, and Spartan Government Income Fund's net assets, including $3,295 of unrealized depreciation, were combined with the Fund's net assets of $5,214,485 for total net assets after the acquisition of $6,924,811.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)(automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GVT-USAN-0308
1.789284.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Government Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2008

Class A, Class T, Class B, and Class C are classes of Fidelity® Government Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 1,080.00	$ 4.24
Hypothetical A	$ 1,000.00	$ 1,021.06	$ 4.12
Class T
Actual	$ 1,000.00	$ 1,079.10	$ 4.08
Hypothetical A	$ 1,000.00	$ 1,021.22	$ 3.96
Class B
Actual	$ 1,000.00	$ 1,076.30	$ 7.78
Hypothetical A	$ 1,000.00	$ 1,017.65	$ 7.56
Class C
Actual	$ 1,000.00	$ 1,076.10	$ 7.98
Hypothetical A	$ 1,000.00	$ 1,017.44	$ 7.76
Government Income
Actual	$ 1,000.00	$ 1,081.00	$ 2.35
Hypothetical A	$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 1,080.50	$ 2.72
Hypothetical A	$ 1,000.00	$ 1,022.52	$ 2.64

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.81%
Class T	.78%
Class B	1.49%
Class C	1.53%
Government Income	.45%
Institutional Class	.52%

Semiannual Report

Investment Changes

Coupon Distribution as of January 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	4.0	1.6
3 - 3.99%	8.7	2.8
4 - 4.99%	25.6	34.2
5 - 5.99%	24.9	21.7
6 - 6.99%	14.7	15.6
7% and over	3.0	2.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2008
6 months ago
Years	4.6	4.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2008
6 months ago
Years	4.5	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2008*		As of July 31, 2007**
	Mortgage Securities 34.5%		Mortgage Securities 32.0%
	CMOs and Other Mortgage Related Securities 7.7%		CMOs and Other Mortgage Related Securities 7.9%
	U.S. Treasury Obligations 33.6%		U.S. Treasury Obligations 34.7%
	U.S. Government Agency Obligations 29.9%		U.S. Government Agency Obligations 27.5%
	Asset-Backed Securities 0.2%		Asset-Backed Securities 0.5%
	Short-Term Investments and Net Other Assets (5.9)%(dagger)		Short-Term Investments and Net Other Assets (2.6)%(dagger)
* Futures and Swaps	5.7%	** Futures and Swaps	4.4%

* Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 63.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 29.9%
Fannie Mae:
3.25% 8/15/08	$ 4,812	$ 4,824
3.25% 2/10/10	75,000	75,768
3.625% 2/12/13	92,300	93,098
4.75% 11/19/12 (b)	29,255	31,002
4.875% 4/15/09	43,350	44,489
4.875% 5/18/12	160,000	170,084
5.125% 9/2/08	78,770	79,840
5.375% 6/12/17	13,063	14,265
6.625% 9/15/09	149,585	158,843
7.25% 1/15/10	60,086	65,238
Federal Home Loan Bank 5.375% 8/19/11	35,350	38,085
Freddie Mac:
3.875% 6/15/08	2,791	2,801
4.125% 12/21/12	70,540	72,798
4.75% 3/5/09	146,766	150,118
4.75% 1/18/11	204,790	214,610
4.75% 3/5/12	10,000	10,571
4.875% 2/9/10	10,000	10,420
5% 6/11/09	100,000	103,133
5% 1/30/14	25,000	26,762
5.125% 4/18/11	31,220	33,182
5.125% 11/17/17 (b)	152,000	162,577
5.25% 5/21/09	154,235	159,373
5.25% 7/18/11	29,000	31,081
5.5% 8/23/17 (b)	42,900	47,176
5.625% 3/15/11 (b)	48,555	52,238
5.75% 1/15/12	1,686	1,844
6.625% 9/15/09	155,000	164,670
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	122,323
6.6% 2/15/08	10,649	10,657
6.8% 2/15/12	30,000	32,069
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	6,138	6,256
6.99% 5/21/16	20,242	23,469
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	18,000	19,522
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp.: - continued
secured:
5.685% 5/15/12	$ 24,035	$ 26,301
6.67% 9/15/09	3,500	3,724
4.974% 8/15/13	22,940	24,638
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	6,158	6,237
Series 2002-20K Class 1, 5.08% 11/1/22	13,568	13,922
Series 2003 P10B, 5.136% 8/10/13	9,511	9,693
Series 2004-20H Class 1, 5.17% 8/1/24	3,782	3,906
Tennessee Valley Authority 5.375% 4/1/56	8,429	9,047
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	18,380	18,659
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,349,313
U.S. Treasury Inflation Protected Obligations - 2.7%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	69,881	70,689
2% 4/15/12	51,778	54,832
4.25% 1/15/10	78,062	84,240
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		209,761
U.S. Treasury Obligations - 30.9%
U.S. Treasury Bonds:
4.75% 2/15/37 (f)	19,000	20,241
5% 5/15/37 (b)	136,000	150,631
6.125% 8/15/29 (b)	162,102	201,830
6.25% 8/15/23	1,500	1,843
8% 11/15/21	146,794	206,142
U.S. Treasury Notes:
2.125% 1/31/10	112,280	112,175
3.125% 11/30/09 (b)	29,100	29,598
3.25% 12/31/09 (b)(d)	192,973	196,872
3.375% 11/30/12	73,720	75,563
3.625% 10/31/09	31,000	31,787
3.625% 12/31/12 (b)(d)	302,088	313,310
3.875% 10/31/12	8,500	8,904
4% 9/30/09	3,000	3,090
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 8/15/14 (b)(f)	$ 161,550	$ 171,887
4.25% 11/15/14 (b)	77,185	82,015
4.25% 8/15/15 (b)	84,500	89,379
4.25% 11/15/17 (b)	186,000	195,329
4.375% 12/15/10	5,230	5,539
4.5% 11/15/15	30,800	33,055
4.625% 7/31/12 (b)	115,065	124,135
4.625% 11/15/16 (b)	117,000	126,232
4.75% 5/15/14 (b)	78,733	86,170
4.75% 8/15/17 (b)	117,000	127,365
5.125% 5/15/16	30,000	33,438
TOTAL U.S. TREASURY OBLIGATIONS		2,426,530
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,789,857)		4,985,604
U.S. Government Agency - Mortgage Securities - 34.5%

Fannie Mae - 24.9%
3.699% 10/1/33 (g)	649	658
3.75% 1/1/34 (g)	603	609
3.75% 4/1/34 (g)	10,009	10,096
3.751% 10/1/33 (g)	659	663
3.798% 6/1/33 (g)	513	517
3.806% 4/1/33 (g)	1,676	1,688
3.874% 6/1/33 (g)	2,399	2,415
3.892% 5/1/33 (g)	4,295	4,329
3.899% 5/1/34 (g)	5,994	6,052
3.909% 5/1/33 (g)	193	196
3.937% 5/1/34 (g)	4,550	4,592
3.954% 9/1/33 (g)	6,912	6,982
4% 9/1/13 to 6/1/20	24,949	24,769
4% 3/1/34 (g)	8,713	8,807
4% 4/1/34 (g)	9,674	9,778
4.025% 6/1/34 (g)	8,782	8,880
4.063% 3/1/35 (g)	16,120	16,273
4.065% 10/1/18 (g)	438	442
4.15% 5/1/33 (g)	7,081	7,181
4.172% 1/1/35 (g)	1,451	1,469
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.202% 6/1/34 (g)	$ 9,753	$ 9,868
4.237% 1/1/34 (g)	1,920	1,941
4.25% 2/1/35 (g)	702	712
4.261% 10/1/33 (g)	301	305
4.268% 6/1/33 (g)	343	348
4.288% 6/1/34 (g)	11,765	11,919
4.292% 3/1/33 (g)	259	262
4.294% 3/1/35 (g)	554	558
4.294% 5/1/35 (g)	599	610
4.299% 3/1/33 (g)	344	348
4.301% 4/1/33 (g)	131	133
4.312% 1/1/35 (g)	8,120	8,265
4.33% 3/1/33 (g)	572	582
4.33% 4/1/35 (g)	342	347
4.334% 2/1/35 (g)	286	292
4.344% 10/1/19 (g)	1,110	1,125
4.345% 1/1/35 (g)	790	803
4.35% 8/1/33 (g)	1,140	1,149
4.357% 2/1/34 (g)	1,175	1,189
4.366% 11/1/35 (g)	27,050	27,483
4.389% 5/1/35 (g)	533	541
4.391% 2/1/35 (g)	1,022	1,039
4.396% 10/1/34 (g)	3,711	3,765
4.418% 8/1/34 (g)	1,852	1,875
4.434% 3/1/35 (g)	1,081	1,099
4.437% 11/1/33 (g)	1,337	1,354
4.482% 1/1/35 (g)	5,211	5,301
4.486% 12/1/34 (g)	565	574
4.5% 2/1/18 to 4/1/20	14,815	14,902
4.501% 2/1/35 (g)	10,651	10,778
4.524% 1/1/35 (g)	747	752
4.53% 2/1/35 (g)	494	506
4.534% 7/1/35 (g)	2,230	2,257
4.54% 5/1/35 (g)	1,815	1,841
4.552% 9/1/34 (g)	17,825	18,104
4.569% 10/1/35 (g)	352	357
4.575% 7/1/35 (g)	2,643	2,663
4.618% 2/1/35 (g)	251	256
4.642% 1/1/35 (g)	5,320	5,420
4.646% 10/1/34 (g)	3,310	3,368
4.682% 9/1/34 (g)	13,126	13,390
4.685% 3/1/35 (g)	176	179
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.703% 3/1/35 (g)	$ 514	$ 523
4.714% 7/1/34 (g)	1,833	1,864
4.716% 2/1/35 (g)	6,259	6,386
4.726% 12/1/35 (g)	57,508	58,552
4.77% 12/1/34 (g)	615	626
4.787% 12/1/35 (g)	4,003	4,059
4.792% 7/1/35 (g)	4,353	4,448
4.793% 1/1/35 (g)	61,811	63,051
4.796% 11/1/34 (g)	2,075	2,113
4.803% 6/1/35 (g)	3,162	3,207
4.819% 10/1/35 (g)	1,748	1,784
4.822% 12/1/34 (g)	9,602	9,776
4.833% 1/1/35 (g)	9,953	10,159
4.836% 9/1/34 (g)	8,937	9,096
4.853% 7/1/35 (g)	5,643	5,767
4.856% 10/1/34 (g)	7,404	7,545
4.859% 7/1/34 (g)	5,367	5,455
4.883% 5/1/35 (g)	1,737	1,776
4.897% 8/1/34 (g)	4,830	4,915
4.901% 11/1/35 (g)	9,039	9,140
4.934% 8/1/34 (g)	8,630	8,792
4.948% 2/1/35 (g)	4,852	4,949
4.952% 3/1/35 (g)	4,772	4,874
4.957% 2/1/33 (g)	939	957
4.997% 2/1/34 (g)	7,367	7,527
5% 12/1/15 to 9/1/37	173,908	174,108
5.016% 7/1/34 (g)	352	358
5.055% 1/1/37 (g)	5,831	5,936
5.059% 8/1/34 (g)	522	527
5.062% 9/1/34 (g)	4,875	4,963
5.082% 9/1/34 (g)	702	716
5.086% 7/1/34 (g)	1,929	1,964
5.105% 10/1/35 (g)	4,202	4,311
5.12% 8/1/34 (g)	5,642	5,758
5.135% 3/1/35 (g)	361	369
5.139% 8/1/36 (g)	27,094	27,550
5.157% 8/1/33 (g)	915	929
5.168% 3/1/36 (g)	12,888	13,249
5.19% 6/1/35 (g)	2,595	2,641
5.21% 5/1/35 (g)	5,576	5,711
5.265% 4/1/36 (g)	5,146	5,292
5.271% 12/1/36 (g)	2,757	2,809
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.306% 3/1/36 (g)	$ 35,965	$ 37,000
5.309% 12/1/34 (g)	868	885
5.315% 7/1/35 (g)	351	357
5.317% 1/1/34 (g)	62	62
5.356% 2/1/36 (g)	7,397	7,534
5.385% 2/1/37 (g)	2,659	2,717
5.391% 2/1/37 (g)	12,580	12,838
5.393% 7/1/35 (g)	2,169	2,219
5.443% 8/1/36 (g)	6,411	6,618
5.5% 4/1/09 to 11/1/37	416,246	425,762
5.5% 4/1/33 (d)	68,440	69,322
5.5% 2/12/38 (d)(e)	90,000	91,274
5.618% 2/1/36 (g)	3,154	3,246
5.65% 4/1/36 (g)	11,960	12,330
5.661% 6/1/36 (g)	7,304	7,520
5.691% 1/1/36 (g)	30,823	31,794
5.792% 3/1/36 (g)	8,125	8,371
5.797% 5/1/36 (g)	3,217	3,309
5.804% 1/1/36 (g)	2,515	2,584
5.815% 5/1/36 (g)	17,814	18,345
5.855% 3/1/36 (g)	7,697	7,918
5.86% 6/1/35 (g)	1,933	1,989
5.893% 12/1/36 (g)	4,387	4,525
5.894% 3/1/36 (g)	6,692	6,895
5.931% 5/1/36 (g)	5,192	5,358
5.966% 5/1/36 (g)	2,762	2,851
6% 5/1/12 to 1/1/38	180,186	185,911
6% 2/19/23 (d)(e)	5,000	5,167
6% 2/19/23 (d)	10,000	10,335
6% 2/1/38 (d)(e)	29,000	29,765
6.01% 4/1/36 (g)	48,850	50,428
6.069% 4/1/36 (g)	26,431	27,339
6.104% 3/1/37 (g)	4,552	4,700
6.152% 4/1/36 (g)	4,710	4,862
6.224% 6/1/36 (g)	740	756
6.226% 3/1/37 (g)	1,495	1,539
6.3% 10/1/36 (g)	21,648	22,287
6.5% 2/1/12 to 1/1/35	48,373	51,128
6.561% 9/1/36 (g)	9,324	9,645
7% 7/1/13 to 7/1/32	5,151	5,534
7.5% 8/1/10 to 4/1/29	127	135
8% 1/1/22	2	2
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
8.5% 1/1/15 to 7/1/31	$ 537	$ 587
9% 11/1/11 to 5/1/14	540	562
9.5% 11/15/09 to 10/1/20	770	863
10% 8/1/10	0	0
11% 8/1/10	9	10
11.25% 5/1/14	8	9
11.5% 6/15/19 to 1/15/21	1,211	1,391
12.5% 8/1/15 to 3/1/16	2	3
		1,956,069
Freddie Mac - 9.3%
4% 5/1/19 to 11/1/20	25,303	24,976
4.298% 12/1/34 (g)	950	961
4.308% 3/1/35 (g)	746	751
4.318% 2/1/35 (g)	1,488	1,506
4.409% 2/1/34 (g)	664	667
4.413% 6/1/35 (g)	1,182	1,196
4.423% 3/1/35 (g)	1,041	1,055
4.448% 3/1/35 (g)	1,013	1,028
4.5% 2/1/18 to 8/1/33	25,442	25,425
4.697% 9/1/36 (g)	3,125	3,151
4.703% 9/1/35 (g)	24,851	25,256
4.724% 2/1/34 (g)	7,934	8,078
4.789% 2/1/36 (g)	1,302	1,326
4.807% 3/1/35 (g)	2,622	2,664
4.839% 3/1/33 (g)	279	284
4.897% 10/1/36 (g)	18,744	19,020
5% 1/1/09 to 9/1/35	12,609	12,638
5.008% 4/1/35 (g)	3,970	4,036
5.021% 4/1/35 (g)	527	537
5.115% 7/1/35 (g)	4,799	4,912
5.268% 2/1/36 (g)	304	311
5.5% 8/1/14 to 7/1/37 (e)	213,698	218,223
5.501% 1/1/36 (g)	4,331	4,438
5.524% 1/1/36 (g)	5,955	6,096
5.748% 10/1/35 (g)	1,246	1,276
5.829% 5/1/37 (g)	3,092	3,157
6% 7/1/16 to 11/1/37	84,660	87,254
6% 2/1/38 (d)(e)	18,000	18,461
6% 2/12/38 (d)	110,000	112,716
6.017% 6/1/36 (g)	3,236	3,322
6.224% 5/1/36 (g)	2,661	2,740
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.278% 3/1/37 (g)	$ 8,689	$ 8,933
6.348% 7/1/36 (g)	3,410	3,512
6.439% 10/1/36 (g)	9,387	9,670
6.5% 11/1/10 to 10/1/36	53,170	55,951
6.611% 12/1/36 (g)	16,981	17,467
6.712% 10/1/36 (g)	8,739	8,993
6.733% 1/1/37 (g)	12,285	12,668
6.84% 10/1/36 (g)	11,721	12,020
7% 4/1/11	3	4
7.5% 5/1/11 to 7/1/16	1,977	2,135
8.5% 8/1/08 to 9/1/29	207	230
9% 8/1/08 to 10/1/20	85	93
9.5% 6/1/09 to 8/1/21	306	346
9.75% 8/1/14	146	160
10% 7/1/09 to 8/1/21	29	32
11% 7/1/13 to 5/1/14	64	73
12% 8/1/13 to 3/1/15	2	3
12.25% 4/1/11 to 9/1/13	2	2
12.5% 2/1/10 to 6/1/19	25	28
13% 8/1/10 to 6/1/15	8	9
		729,790
Government National Mortgage Association - 0.3%
5.25% 7/20/34 (g)	944	960
6% 7/15/08 to 12/15/10	884	916
6.5% 2/15/24 to 10/15/35	21,678	23,113
7% 10/15/26 to 8/15/32	100	106
7.5% 3/15/28 to 8/15/29	114	122
8% 6/15/18 to 12/15/23	1,340	1,491
8.5% 10/15/08 to 1/15/25	9	10
9% 12/15/09	0	0
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	98	114
13.5% 7/15/11	7	7
		26,840
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,657,897)		2,712,699
Asset-Backed Securities - 0.2%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 3.5263% 9/25/35 (g) (Cost $14,969)	14,969	14,869
Collateralized Mortgage Obligations - 7.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 7.7%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	$ 1,451	$ 1,516
Series 1993-109 Class NZ, 6% 7/25/08	383	384
Series 1993-207 Class H, 6.5% 11/25/23	18,360	19,198
Series 1993-240 Class PD, 6.25% 12/25/13	5,341	5,541
Series 1994-23:
Class PG, 6% 4/25/23	4,456	4,491
Class PZ, 6% 2/25/24	10,362	10,783
Series 1996-28 Class PK, 6.5% 7/25/25	4,114	4,340
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,987
Series 2006-45 Class OP, 6/25/36 (i)	6,239	4,883
Series 2006-62 Class KP, 4/25/36 (i)	13,014	9,879
sequential payer Series 1997-41 Class J, 7.5% 6/18/27	2,809	3,000
Series 2003-22 6% 4/25/33 (h)	19,160	3,593
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,187
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 4.3563% 8/25/31 (g)	696	708
Series 2002-49 Class FB, 4.5894% 11/18/31 (g)	1,117	1,123
Series 2002-60 Class FV, 4.3763% 4/25/32 (g)	472	481
Series 2002-75 Class FA, 4.3763% 11/25/32 (g)	967	984
Series 2004-54 Class FE, 4.5263% 2/25/33 (g)	522	526
planned amortization class:
Series 2002-11 Class QC, 5.5% 3/25/17	14,201	14,512
Series 2002-18 Class PC, 5.5% 4/25/17	1,170	1,199
Series 2003-113:
Class PD, 4% 2/25/17	23,515	23,533
Class PE, 4% 11/25/18	7,545	7,234
Series 2003-128 Class NE, 4% 12/25/16	13,100	13,083
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,476
Series 2004-80 Class LD, 4% 1/25/19	10,160	10,110
Series 2005-102 Class CO, 11/25/35 (i)	6,454	5,074
Series 2006-12 Class BO, 10/25/35 (i)	29,328	23,108
Series 2006-37 Class OW, 5/25/36 (i)	6,971	5,819
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	22,487	23,354
Series 2001-46 Class ZG, 6% 9/25/31	8,117	8,489
Series 2002-79 Class Z, 5.5% 11/25/22	11,507	11,674
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	$ 656	$ 656
Series 2004-91 Class AH, 4.5% 5/25/29	5,949	5,978
Series 2005-117, Class JN, 4.5% 1/25/36	645	591
Series 2006-72 Class CY, 6% 8/25/26	10,215	10,544
Series 2005-14 Class SE, 2.6738% 3/25/35 (g)(h)	20,129	1,217
Series 2007-36:
Class GO, 4/25/37 (i)	1,356	1,090
Class PO, 4/25/37 (i)	3,017	2,407
Class SB, 3.2238% 4/25/37 (g)(h)	39,177	3,203
Class SG, 3.2238% 4/25/37 (g)(h)	17,632	1,413
Series 2007-66 Class SA, 19.3425% 7/25/37 (g)	5,228	6,712
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	902	933
Series 3149 Class OD, 5/15/36 (i)	33,982	26,284
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,534	2,625
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 5.15% 2/15/24 (g)	1,017	1,044
planned amortization class Series 1681 Class PJ, 7% 12/15/23	7,413	7,603
Series 1560 Class PN, 7% 12/15/12	3,553	3,568
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 5.1363% 11/15/30 (g)	465	465
Series 2530 Class FE, 4.8363% 2/15/32 (g)	653	655
Series 2630 Class FL, 4.7363% 6/15/18 (g)	550	556
Series 3008 Class SM, 0% 7/15/35 (g)	376	367
planned amortization class:
Series 1141 Class G, 9% 9/15/21	406	418
Series 1614 Class L, 6.5% 7/15/23	4,533	4,621
Series 1671 Class G, 6.5% 8/15/23	592	593
Series 2006-15 Class OP, 3/25/36 (i)	7,744	5,783
Series 2356 Class GD, 6% 9/15/16	555	575
Series 2376 Class JE, 5.5% 11/15/16	3,764	3,887
Series 2378 Class PE, 5.5% 11/15/16	10,867	11,136
Series 2381 Class OG, 5.5% 11/15/16	3,024	3,099
Series 2390 Class CH, 5.5% 12/15/16	9,850	10,095
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2543 Class PM, 5.5% 8/15/18	$ 124	$ 123
Series 2625 Class QX, 2.25% 3/15/22	19	19
Series 2628 Class OE, 4.5% 6/15/18	6,815	6,848
Series 2640:
Class GE, 4.5% 7/15/18	7,310	7,364
Class QG, 2% 4/15/22	44	43
Series 2660 Class ML, 3.5% 7/15/22	3,398	3,385
Series 2682 Class LD, 4.5% 10/15/33	777	729
Series 2752 Class PW, 4% 4/15/22	1,853	1,844
Series 2802 Class OB, 6% 5/15/34	10,455	10,824
Series 2810 Class PD, 6% 6/15/33	995	1,031
Series 2866 Class XE, 4% 12/15/18	19,350	19,285
Series 2937 Class KC, 4.5% 2/15/20	19,686	19,577
Series 3077 Class TO, 4/15/35 (i)	16,997	13,424
Series 3110 Class OP, 9/15/35 (i)	16,060	12,704
Series 3119 Class PO, 2/15/36 (i)	19,407	15,256
Series 3121 Class KO, 3/15/36 (i)	6,781	5,486
Series 3123 Class LO, 3/15/36 (i)	12,576	9,704
Series 3145 Class GO, 4/15/36 (i)	11,314	8,828
Series 3151 Class PO, 5/15/36 (i)	12,207	9,420
sequential payer:
Series 2388 Class ZA, 6% 12/15/31	7,039	7,325
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,893
Series 2570 Class CU, 4.5% 7/15/17	1,853	1,861
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,353
Series 2601 Class TB, 5.5% 4/15/23	869	877
Series 2617 Class GW, 3.5% 6/15/16	3,140	3,143
Series 2675 Class CB, 4% 5/15/16	1,797	1,803
Series 2677 Class HG, 3% 8/15/12	576	573
Series 2683 Class JA, 4% 10/15/16	1,897	1,903
Series 2685 Class ND, 4% 10/15/18	9,064	8,718
Series 2750 Class ZT, 5% 2/15/34	1,046	1,000
Series 2773 Class HC, 4.5% 4/15/19	704	681
Series 2809 Class UA, 4% 12/15/14	2,436	2,447
Series 2849 Class AL, 5% 5/15/18	7,563	7,670
Series 2860 Class CP, 4% 10/15/17	2,173	2,170
Series 2866 Class N, 4.5% 12/15/18	7,068	7,146
Series 2937 Class HJ, 5% 10/15/19	8,758	8,881
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2998 Class LY, 5.5% 7/15/25	$ 2,011	$ 2,019
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,952
Series 3013 Class VJ, 5% 1/15/14	1,850	1,892
Series 3401 Class EB, 5% 12/15/22	7,495	7,337
Series 2769 Class BU, 5% 3/15/34	5,712	5,420
Series 2863 Class DB, 4% 9/15/14	1,284	1,278
Series 2957 Class SW, 1.7638% 4/15/35 (g)(h)	27,401	1,524
Series 3002 Class SN, 2.2638% 7/15/35 (g)(h)	27,680	2,313
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	9,176	9,627
Series 2877 Class JC, 5% 10/15/34	1,354	1,387
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	4,499	4,810
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $579,309)		602,284
Cash Equivalents - 24.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 3%, dated 1/31/08 due 2/1/08:
(Collateralized by U.S. Government Obligations) #	$ 102,234	102,225
(Collateralized by U.S. Government Obligations) # (a)	1,850,136	1,849,982
TOTAL CASH EQUIVALENTS (Cost $1,952,207)		1,952,207
TOTAL INVESTMENT PORTFOLIO - 130.7% (Cost $9,994,239)		10,267,663
NET OTHER ASSETS - (30.7)%		(2,412,662)
NET ASSETS - 100%		$ 7,855,001
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.03% with Credit Suisse First Boston	Oct. 2017	$ 72,000	$ (5,509)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	100,000	(10,742)
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	300,000	11,472
Receive semi-annually a fixed rate equal to 4.88% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Sept. 2010	106,700	6,061
Receive semi-annually a fixed rate equal to 5.03% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2010	91,000	5,668
Receive semi-annually a fixed rate equal to 5.706% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2017	75,000	8,725
		$ 744,700	$ 15,675
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,522,000 or 0.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $10,492,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$102,225,000 due 2/01/08 at 3.00%
BNP Paribas Securities Corp.	$ 10,614
Banc of America Securities LLC	4,245
Barclays Capital, Inc.	45,487
Bear Stearns & Co., Inc.	12,969
Citigroup Global Markets, Inc.	3,032
Dresdner Kleinwort Securities LLC	1,516
ING Financial Markets LLC	1,922
J.P. Morgan Securities, Inc.	9,097
Societe Generale, New York Branch	12,130
WestLB AG	1,213
$ 102,225
$1,849,982,000 due 2/01/08 at 3.00%
ABN AMRO Bank N.V., New York Branch	$ 135,912
Banc of America Securities LLC	1,019,341
Bank of America, NA	543,648
Bear Stearns & Co., Inc.	151,081
$ 1,849,982
Income Tax Information

At July 31, 2007, the fund had a capital loss carryforward of approximately $93,664,000 of which $831,000, $561,000, $1,882,000, $28,692,000 and $61,698,000 will expire on July 31, 2011, 2012, 2013, 2014 and 2015, respectively.

Of the loss carryforwards expiring on July 31, 2011, 2012, 2013 and 2014, $831,000, $561,000, $1,882,000 and $17,977,000, respectively, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,784,360 and repurchase agreements of $1,952,207) - See accompanying schedule: Unaffiliated issuers (cost $9,994,239)		$ 10,267,663
Commitment to sell securities on a delayed delivery basis	$ (400,564)
Receivable for securities sold on a delayed delivery basis	399,561	(1,003)
Cash		2,429
Receivable for investments sold Regular delivery		72,282
Delayed delivery		194,284
Receivable for fund shares sold		11,260
Interest receivable		69,038
Swap agreements, at value		15,675
Other receivables		216
Total assets		10,631,844

Liabilities
Payable for investments purchased Regular delivery	$ 257,072
Delayed delivery	659,096
Payable for fund shares redeemed	7,472
Distributions payable	685
Accrued management fee	2,021
Distribution fees payable	168
Other affiliated payables	948
Other payables and accrued expenses	99
Collateral on securities loaned, at value	1,849,282
Total liabilities		2,776,843

Net Assets		$ 7,855,001
Net Assets consist of:
Paid in capital		$ 7,573,129
Undistributed net investment income		3,471
Accumulated undistributed net realized gain (loss) on investments		(9,695)
Net unrealized appreciation (depreciation) on investments		288,096
Net Assets		$ 7,855,001

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($209,434 ÷ 19,785.0 shares)	$ 10.59

Maximum offering price per share (100/96.00 of $10.59)	$ 11.03
Class T: Net Asset Value and redemption price per share ($240,642 ÷ 22,734.3 shares)	$ 10.58

Maximum offering price per share (100/96.00 of $10.58)	$ 11.02
Class B: Net Asset Value and offering price per share ($48,787 ÷ 4,608.8 shares)A	$ 10.59

Class C: Net Asset Value and offering price per share ($63,064 ÷ 5,957.5 shares)A	$ 10.59

Government Income: Net Asset Value, offering price and redemption price per share ($6,745,395 ÷ 637,996.6 shares)	$ 10.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($547,679 ÷ 51,744.5 shares)	$ 10.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2008 (Unaudited)
Investment Income
Interest		$ 188,117

Expenses
Management fee	$ 11,830
Transfer agent fees	4,226
Distribution fees	885
Fund wide operations fee	1,300
Independent trustees' compensation	15
Miscellaneous	12
Total expenses before reductions	18,268
Expense reductions	(245)	18,023
Net investment income		170,094
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	113,513
Futures contracts	259
Swap agreements	(223)
Total net realized gain (loss)		113,549
Change in net unrealized appreciation (depreciation) on: Investment securities	291,435
Swap agreements	15,311
Delayed delivery commitments	514
Total change in net unrealized appreciation (depreciation)		307,260
Net gain (loss)		420,809
Net increase (decrease) in net assets resulting from operations		$ 590,903

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 170,094	$ 296,314
Net realized gain (loss)	113,549	(39,749)
Change in net unrealized appreciation (depreciation)	307,260	63,955
Net increase (decrease) in net assets resulting from operations	590,903	320,520
Distributions to shareholders from net investment income	(168,034)	(303,351)
Distributions to shareholders from net realized gain	-	(2,616)
Total distributions	(168,034)	(305,967)
Share transactions - net increase (decrease)	190,392	1,895,812
Total increase (decrease) in net assets	613,261	1,910,365

Net Assets
Beginning of period	7,241,740	5,331,375
End of period (including undistributed net investment income of $3,471 and undistributed net investment income of $1,411, respectively)	$ 7,855,001	$ 7,241,740

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.215	.311
Net realized and unrealized gain (loss)	.578	.033
Total from investment operations	.793	.344
Distributions from net investment income	(.213)	(.314)
Net asset value, end of period	$ 10.59	$ 10.01
Total Return B,C,D	8.00%	3.49%
Ratios to Average Net Assets G
Expenses before reductions	.81%A	.78% A
Expenses net of fee waivers, if any	.81% A	.78% A
Expenses net of all reductions	.80% A	.77% A
Net investment income	4.18% A	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 209	$ 145
Portfolio turnover rate	283% A	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.217	.306
Net realized and unrealized gain (loss)	.567	.036
Total from investment operations	.784	.342
Distributions from net investment income	(.214)	(.312)
Net asset value, end of period	$ 10.58	$ 10.01
Total Return B,C,D	7.91%	3.46%
Ratios to Average Net Assets G
Expenses before reductions	.78% A	.79% A
Expenses net of fee waivers, if any	.78% A	.79% A
Expenses net of all reductions	.78% A	.79% A
Net investment income	4.21% A	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 241	$ 181
Portfolio turnover rate	283% A	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.180	.251
Net realized and unrealized gain (loss)	.577	.037
Total from investment operations	.757	.288
Distributions from net investment income	(.177)	(.258)
Net asset value, end of period	$ 10.59	$ 10.01
Total Return B,C,D	7.63%	2.91%
Ratios to Average Net Assets G
Expenses before reductions	1.49% A	1.50% A
Expenses net of fee waivers, if any	1.49% A	1.50% A
Expenses net of all reductions	1.49% A	1.50% A
Net investment income	3.50% A	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 49	$ 43
Portfolio turnover rate	283% A	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.178	.249
Net realized and unrealized gain (loss)	.577	.033
Total from investment operations	.755	.282
Distributions from net investment income	(.175)	(.252)
Net asset value, end of period	$ 10.59	$ 10.01
Total Return B,C,D	7.61%	2.85%
Ratios to Average Net Assets G
Expenses before reductions	1.53% A	1.55% A
Expenses net of fee waivers, if any	1.53% A	1.55% A
Expenses net of all reductions	1.53% A	1.55% A
Net investment income	3.46% A	3.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 63	$ 39
Portfolio turnover rate	283% A	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Government Income

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 9.95	$ 10.20	$ 10.13	$ 10.16	$ 10.30
Income from Investment Operations
Net investment income D	.234	.443	.429	.329	.307	.374
Net realized and unrealized gain (loss)	.567	.068	(.274)	.097	.124	(.014)
Total from investment operations	.801	.511	.155	.426	.431	.360
Distributions from net investment income	(.231)	(.456)	(.405)	(.321)	(.301)	(.370)
Distributions from net realized gain	-	(.005)	-	(.035)	(.160)	(.130)
Total distributions	(.231)	(.461)	(.405)	(.356)	(.461)	(.500)
Net asset value, end of period	$ 10.57	$ 10.00	$ 9.95	$ 10.20	$ 10.13	$ 10.16
Total Return B,C	8.10%	5.22%	1.56%	4.24%	4.30%	3.45%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.58%	.63%	.65%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.58%	.63%	.65%
Expenses net of all reductions	.44% A	.44%	.44%	.58%	.63%	.65%
Net investment income	4.54% A	4.42%	4.27%	3.21%	3.01%	3.56%
Supplemental Data
Net assets, end of period (in millions)	$ 6,745	$ 6,118	$ 5,331	$ 5,127	$ 4,168	$ 3,622
Portfolio turnover rate	283% A	164%F	108%	114%	224%	253%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income D	.231	.329
Net realized and unrealized gain (loss)	.566	.034
Total from investment operations	.797	.363
Distributions from net investment income	(.227)	(.333)
Net asset value, end of period	$ 10.58	$ 10.01
Total Return B,C	8.05%	3.67%
Ratios to Average Net Assets F
Expenses before reductions	.52% A	.53% A
Expenses net of fee waivers, if any	.52% A	.53% A
Expenses net of all reductions	.52% A	.53% A
Net investment income	4.47% A	4.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 548	$ 715
Portfolio turnover rate	283% A	164% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Government Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 279,763
Unrealized depreciation	(5,374)
Net unrealized appreciation (depreciation)	$ 274,389

Cost for federal income tax purposes	$ 9,993,274

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery". Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Swap Agreements - continued

floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price, including the associated financing cost, if any is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 208	$ 27
Class T	0%	.25%	248	-
Class B	.65%	.25%	194	140
Class C	.75%	.25%	235	19
			$ 885	$ 186

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	12
Class B*	31
Class C*	1
$ 55

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Government Income. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 175.21
Class T	181.18
Class B	53.25
Class C	44.19
Government Income	3,194.10
Institutional Class	579.17
	$ 4,226

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $4,370.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $9. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 6
Government Income	219
Institutional Class	11
$ 236

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other - continued

At the end of the period, Fidelity Freedom 2010 and Fidelity Freedom 2020 were the owners of record of approximately 13% and 14% of the total outstanding shares of Fidelity Government Income Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in aggregate, of approximately 54% of the total outstanding shares of Fidelity Government Income Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007 A
From net investment income
Class A	$ 3,435	$ 4,138
Class T	4,145	5,771
Class B	748	1,298
Class C	799	1,042
Government Income	144,171	269,231
Institutional Class	14,736	21,871
Total	$ 168,034	$ 303,351
From net realized gain
Government Income	$ -	$ 2,616

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007 A	Six months ended January 31, 2008	Year ended July 31, 2007 A
Class A
Shares sold	8,775	5,668	$ 90,903	$ 56,865
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	11,639	-	116,974
Reinvestment of distributions	304	374	3,133	3,759
Shares redeemed	(3,810)	(3,165)	(39,133)	(31,770)
Net increase (decrease)	5,269	14,516	$ 54,903	$ 145,828

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007 A	Six months ended January 31, 2008	Year ended July 31, 2007 A
Class T
Shares sold	9,069	3,593	$ 93,569	$ 36,101
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	19,997	-	200,973
Reinvestment of distributions	382	549	3,940	5,508
Shares redeemed	(4,777)	(6,079)	(48,916)	(60,985)
Net increase (decrease)	4,674	18,060	$ 48,593	$ 181,597
Class B
Shares sold	1,389	524	$ 14,414	$ 5,289
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	5,890	-	59,191
Reinvestment of distributions	59	104	607	1,045
Shares redeemed	(1,165)	(2,192)	(11,940)	(22,000)
Net increase (decrease)	283	4,326	$ 3,081	$ 43,525
Class C
Shares sold	2,647	517	$ 27,373	$ 5,201
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	4,449	-	44,717
Reinvestment of distributions	50	64	513	643
Shares redeemed	(674)	(1,095)	(6,898)	(10,981)
Net increase (decrease)	2,023	3,935	$ 20,988	$ 39,580
Government Income
Shares sold	105,124	105,528	$ 1,087,884	$ 1,058,863
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	71,077	-	713,611
Reinvestment of distributions	13,709	26,531	140,938	266,315
Shares redeemed	(92,715)	(127,164)	(960,990)	(1,271,926)
Net increase (decrease)	26,118	75,972	$ 267,832	$ 766,863

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007 A	Six months ended January 31, 2008	Year ended July 31, 2007 A
Institutional Class
Shares sold	7,649	16,978	$ 78,764	$ 170,642
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	57,200	-	574,860
Reinvestment of distributions	1,421	2,169	14,605	21,772
Shares redeemed	(28,773)	(4,899)	(298,374)	(48,855)
Net increase (decrease)	(19,703)	71,448	$ (205,005)	$ 718,419

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

11. Merger Information.

On October 27, 2006, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Government Investment Fund and Spartan Government Income Fund pursuant to an agreement and plan of reorganization approved by the shareholders on September 20, 2006. The acquisition was accomplished by an exchange of 11,639, 19,997, 5,890, 4,449, and 57,200 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 11,840, 20,358, 6,003, 4,531, and 58,535 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $9.88, $9.87, $9.86, $9.87, and $9.82, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of Fidelity Advisor Government Investment Fund. Further, the acquisition was accomplished by an exchange of 71,077 shares of Government Income class for the 66,115 shares then outstanding (valued at $10.79 per share) of Spartan Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Advisor Government Investment Fund's net assets, including $1,514 of unrealized depreciation, and Spartan Government Income Fund's net assets, including $3,295 of unrealized depreciation, were combined with the Fund's net assets of $5,214,485 for total net assets after the acquisition of $6,924,811.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AGVT-USAN-0308
1.864213.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Government Income
Fund - Institutional Class

Semiannual Report

January 31, 2008

Institutional Class is a class of
Fidelity® Government Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 1,080.00	$ 4.24
Hypothetical A	$ 1,000.00	$ 1,021.06	$ 4.12
Class T
Actual	$ 1,000.00	$ 1,079.10	$ 4.08
Hypothetical A	$ 1,000.00	$ 1,021.22	$ 3.96
Class B
Actual	$ 1,000.00	$ 1,076.30	$ 7.78
Hypothetical A	$ 1,000.00	$ 1,017.65	$ 7.56
Class C
Actual	$ 1,000.00	$ 1,076.10	$ 7.98
Hypothetical A	$ 1,000.00	$ 1,017.44	$ 7.76
Government Income
Actual	$ 1,000.00	$ 1,081.00	$ 2.35
Hypothetical A	$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 1,080.50	$ 2.72
Hypothetical A	$ 1,000.00	$ 1,022.52	$ 2.64

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.81%
Class T	.78%
Class B	1.49%
Class C	1.53%
Government Income	.45%
Institutional Class	.52%

Semiannual Report

Investment Changes

Coupon Distribution as of January 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	4.0	1.6
3 - 3.99%	8.7	2.8
4 - 4.99%	25.6	34.2
5 - 5.99%	24.9	21.7
6 - 6.99%	14.7	15.6
7% and over	3.0	2.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2008
6 months ago
Years	4.6	4.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2008
6 months ago
Years	4.5	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2008*		As of July 31, 2007**
	Mortgage Securities 34.5%		Mortgage Securities 32.0%
	CMOs and Other Mortgage Related Securities 7.7%		CMOs and Other Mortgage Related Securities 7.9%
	U.S. Treasury Obligations 33.6%		U.S. Treasury Obligations 34.7%
	U.S. Government Agency Obligations 29.9%		U.S. Government Agency Obligations 27.5%
	Asset-Backed Securities 0.2%		Asset-Backed Securities 0.5%
	Short-Term Investments and Net Other Assets (5.9)%(dagger)		Short-Term Investments and Net Other Assets (2.6)%(dagger)
* Futures and Swaps	5.7%	** Futures and Swaps	4.4%

* Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 63.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 29.9%
Fannie Mae:
3.25% 8/15/08	$ 4,812	$ 4,824
3.25% 2/10/10	75,000	75,768
3.625% 2/12/13	92,300	93,098
4.75% 11/19/12 (b)	29,255	31,002
4.875% 4/15/09	43,350	44,489
4.875% 5/18/12	160,000	170,084
5.125% 9/2/08	78,770	79,840
5.375% 6/12/17	13,063	14,265
6.625% 9/15/09	149,585	158,843
7.25% 1/15/10	60,086	65,238
Federal Home Loan Bank 5.375% 8/19/11	35,350	38,085
Freddie Mac:
3.875% 6/15/08	2,791	2,801
4.125% 12/21/12	70,540	72,798
4.75% 3/5/09	146,766	150,118
4.75% 1/18/11	204,790	214,610
4.75% 3/5/12	10,000	10,571
4.875% 2/9/10	10,000	10,420
5% 6/11/09	100,000	103,133
5% 1/30/14	25,000	26,762
5.125% 4/18/11	31,220	33,182
5.125% 11/17/17 (b)	152,000	162,577
5.25% 5/21/09	154,235	159,373
5.25% 7/18/11	29,000	31,081
5.5% 8/23/17 (b)	42,900	47,176
5.625% 3/15/11 (b)	48,555	52,238
5.75% 1/15/12	1,686	1,844
6.625% 9/15/09	155,000	164,670
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	122,323
6.6% 2/15/08	10,649	10,657
6.8% 2/15/12	30,000	32,069
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	6,138	6,256
6.99% 5/21/16	20,242	23,469
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	18,000	19,522
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp.: - continued
secured:
5.685% 5/15/12	$ 24,035	$ 26,301
6.67% 9/15/09	3,500	3,724
4.974% 8/15/13	22,940	24,638
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	6,158	6,237
Series 2002-20K Class 1, 5.08% 11/1/22	13,568	13,922
Series 2003 P10B, 5.136% 8/10/13	9,511	9,693
Series 2004-20H Class 1, 5.17% 8/1/24	3,782	3,906
Tennessee Valley Authority 5.375% 4/1/56	8,429	9,047
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	18,380	18,659
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,349,313
U.S. Treasury Inflation Protected Obligations - 2.7%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	69,881	70,689
2% 4/15/12	51,778	54,832
4.25% 1/15/10	78,062	84,240
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		209,761
U.S. Treasury Obligations - 30.9%
U.S. Treasury Bonds:
4.75% 2/15/37 (f)	19,000	20,241
5% 5/15/37 (b)	136,000	150,631
6.125% 8/15/29 (b)	162,102	201,830
6.25% 8/15/23	1,500	1,843
8% 11/15/21	146,794	206,142
U.S. Treasury Notes:
2.125% 1/31/10	112,280	112,175
3.125% 11/30/09 (b)	29,100	29,598
3.25% 12/31/09 (b)(d)	192,973	196,872
3.375% 11/30/12	73,720	75,563
3.625% 10/31/09	31,000	31,787
3.625% 12/31/12 (b)(d)	302,088	313,310
3.875% 10/31/12	8,500	8,904
4% 9/30/09	3,000	3,090
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 8/15/14 (b)(f)	$ 161,550	$ 171,887
4.25% 11/15/14 (b)	77,185	82,015
4.25% 8/15/15 (b)	84,500	89,379
4.25% 11/15/17 (b)	186,000	195,329
4.375% 12/15/10	5,230	5,539
4.5% 11/15/15	30,800	33,055
4.625% 7/31/12 (b)	115,065	124,135
4.625% 11/15/16 (b)	117,000	126,232
4.75% 5/15/14 (b)	78,733	86,170
4.75% 8/15/17 (b)	117,000	127,365
5.125% 5/15/16	30,000	33,438
TOTAL U.S. TREASURY OBLIGATIONS		2,426,530
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,789,857)		4,985,604
U.S. Government Agency - Mortgage Securities - 34.5%

Fannie Mae - 24.9%
3.699% 10/1/33 (g)	649	658
3.75% 1/1/34 (g)	603	609
3.75% 4/1/34 (g)	10,009	10,096
3.751% 10/1/33 (g)	659	663
3.798% 6/1/33 (g)	513	517
3.806% 4/1/33 (g)	1,676	1,688
3.874% 6/1/33 (g)	2,399	2,415
3.892% 5/1/33 (g)	4,295	4,329
3.899% 5/1/34 (g)	5,994	6,052
3.909% 5/1/33 (g)	193	196
3.937% 5/1/34 (g)	4,550	4,592
3.954% 9/1/33 (g)	6,912	6,982
4% 9/1/13 to 6/1/20	24,949	24,769
4% 3/1/34 (g)	8,713	8,807
4% 4/1/34 (g)	9,674	9,778
4.025% 6/1/34 (g)	8,782	8,880
4.063% 3/1/35 (g)	16,120	16,273
4.065% 10/1/18 (g)	438	442
4.15% 5/1/33 (g)	7,081	7,181
4.172% 1/1/35 (g)	1,451	1,469
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.202% 6/1/34 (g)	$ 9,753	$ 9,868
4.237% 1/1/34 (g)	1,920	1,941
4.25% 2/1/35 (g)	702	712
4.261% 10/1/33 (g)	301	305
4.268% 6/1/33 (g)	343	348
4.288% 6/1/34 (g)	11,765	11,919
4.292% 3/1/33 (g)	259	262
4.294% 3/1/35 (g)	554	558
4.294% 5/1/35 (g)	599	610
4.299% 3/1/33 (g)	344	348
4.301% 4/1/33 (g)	131	133
4.312% 1/1/35 (g)	8,120	8,265
4.33% 3/1/33 (g)	572	582
4.33% 4/1/35 (g)	342	347
4.334% 2/1/35 (g)	286	292
4.344% 10/1/19 (g)	1,110	1,125
4.345% 1/1/35 (g)	790	803
4.35% 8/1/33 (g)	1,140	1,149
4.357% 2/1/34 (g)	1,175	1,189
4.366% 11/1/35 (g)	27,050	27,483
4.389% 5/1/35 (g)	533	541
4.391% 2/1/35 (g)	1,022	1,039
4.396% 10/1/34 (g)	3,711	3,765
4.418% 8/1/34 (g)	1,852	1,875
4.434% 3/1/35 (g)	1,081	1,099
4.437% 11/1/33 (g)	1,337	1,354
4.482% 1/1/35 (g)	5,211	5,301
4.486% 12/1/34 (g)	565	574
4.5% 2/1/18 to 4/1/20	14,815	14,902
4.501% 2/1/35 (g)	10,651	10,778
4.524% 1/1/35 (g)	747	752
4.53% 2/1/35 (g)	494	506
4.534% 7/1/35 (g)	2,230	2,257
4.54% 5/1/35 (g)	1,815	1,841
4.552% 9/1/34 (g)	17,825	18,104
4.569% 10/1/35 (g)	352	357
4.575% 7/1/35 (g)	2,643	2,663
4.618% 2/1/35 (g)	251	256
4.642% 1/1/35 (g)	5,320	5,420
4.646% 10/1/34 (g)	3,310	3,368
4.682% 9/1/34 (g)	13,126	13,390
4.685% 3/1/35 (g)	176	179
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.703% 3/1/35 (g)	$ 514	$ 523
4.714% 7/1/34 (g)	1,833	1,864
4.716% 2/1/35 (g)	6,259	6,386
4.726% 12/1/35 (g)	57,508	58,552
4.77% 12/1/34 (g)	615	626
4.787% 12/1/35 (g)	4,003	4,059
4.792% 7/1/35 (g)	4,353	4,448
4.793% 1/1/35 (g)	61,811	63,051
4.796% 11/1/34 (g)	2,075	2,113
4.803% 6/1/35 (g)	3,162	3,207
4.819% 10/1/35 (g)	1,748	1,784
4.822% 12/1/34 (g)	9,602	9,776
4.833% 1/1/35 (g)	9,953	10,159
4.836% 9/1/34 (g)	8,937	9,096
4.853% 7/1/35 (g)	5,643	5,767
4.856% 10/1/34 (g)	7,404	7,545
4.859% 7/1/34 (g)	5,367	5,455
4.883% 5/1/35 (g)	1,737	1,776
4.897% 8/1/34 (g)	4,830	4,915
4.901% 11/1/35 (g)	9,039	9,140
4.934% 8/1/34 (g)	8,630	8,792
4.948% 2/1/35 (g)	4,852	4,949
4.952% 3/1/35 (g)	4,772	4,874
4.957% 2/1/33 (g)	939	957
4.997% 2/1/34 (g)	7,367	7,527
5% 12/1/15 to 9/1/37	173,908	174,108
5.016% 7/1/34 (g)	352	358
5.055% 1/1/37 (g)	5,831	5,936
5.059% 8/1/34 (g)	522	527
5.062% 9/1/34 (g)	4,875	4,963
5.082% 9/1/34 (g)	702	716
5.086% 7/1/34 (g)	1,929	1,964
5.105% 10/1/35 (g)	4,202	4,311
5.12% 8/1/34 (g)	5,642	5,758
5.135% 3/1/35 (g)	361	369
5.139% 8/1/36 (g)	27,094	27,550
5.157% 8/1/33 (g)	915	929
5.168% 3/1/36 (g)	12,888	13,249
5.19% 6/1/35 (g)	2,595	2,641
5.21% 5/1/35 (g)	5,576	5,711
5.265% 4/1/36 (g)	5,146	5,292
5.271% 12/1/36 (g)	2,757	2,809
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.306% 3/1/36 (g)	$ 35,965	$ 37,000
5.309% 12/1/34 (g)	868	885
5.315% 7/1/35 (g)	351	357
5.317% 1/1/34 (g)	62	62
5.356% 2/1/36 (g)	7,397	7,534
5.385% 2/1/37 (g)	2,659	2,717
5.391% 2/1/37 (g)	12,580	12,838
5.393% 7/1/35 (g)	2,169	2,219
5.443% 8/1/36 (g)	6,411	6,618
5.5% 4/1/09 to 11/1/37	416,246	425,762
5.5% 4/1/33 (d)	68,440	69,322
5.5% 2/12/38 (d)(e)	90,000	91,274
5.618% 2/1/36 (g)	3,154	3,246
5.65% 4/1/36 (g)	11,960	12,330
5.661% 6/1/36 (g)	7,304	7,520
5.691% 1/1/36 (g)	30,823	31,794
5.792% 3/1/36 (g)	8,125	8,371
5.797% 5/1/36 (g)	3,217	3,309
5.804% 1/1/36 (g)	2,515	2,584
5.815% 5/1/36 (g)	17,814	18,345
5.855% 3/1/36 (g)	7,697	7,918
5.86% 6/1/35 (g)	1,933	1,989
5.893% 12/1/36 (g)	4,387	4,525
5.894% 3/1/36 (g)	6,692	6,895
5.931% 5/1/36 (g)	5,192	5,358
5.966% 5/1/36 (g)	2,762	2,851
6% 5/1/12 to 1/1/38	180,186	185,911
6% 2/19/23 (d)(e)	5,000	5,167
6% 2/19/23 (d)	10,000	10,335
6% 2/1/38 (d)(e)	29,000	29,765
6.01% 4/1/36 (g)	48,850	50,428
6.069% 4/1/36 (g)	26,431	27,339
6.104% 3/1/37 (g)	4,552	4,700
6.152% 4/1/36 (g)	4,710	4,862
6.224% 6/1/36 (g)	740	756
6.226% 3/1/37 (g)	1,495	1,539
6.3% 10/1/36 (g)	21,648	22,287
6.5% 2/1/12 to 1/1/35	48,373	51,128
6.561% 9/1/36 (g)	9,324	9,645
7% 7/1/13 to 7/1/32	5,151	5,534
7.5% 8/1/10 to 4/1/29	127	135
8% 1/1/22	2	2
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
8.5% 1/1/15 to 7/1/31	$ 537	$ 587
9% 11/1/11 to 5/1/14	540	562
9.5% 11/15/09 to 10/1/20	770	863
10% 8/1/10	0	0
11% 8/1/10	9	10
11.25% 5/1/14	8	9
11.5% 6/15/19 to 1/15/21	1,211	1,391
12.5% 8/1/15 to 3/1/16	2	3
		1,956,069
Freddie Mac - 9.3%
4% 5/1/19 to 11/1/20	25,303	24,976
4.298% 12/1/34 (g)	950	961
4.308% 3/1/35 (g)	746	751
4.318% 2/1/35 (g)	1,488	1,506
4.409% 2/1/34 (g)	664	667
4.413% 6/1/35 (g)	1,182	1,196
4.423% 3/1/35 (g)	1,041	1,055
4.448% 3/1/35 (g)	1,013	1,028
4.5% 2/1/18 to 8/1/33	25,442	25,425
4.697% 9/1/36 (g)	3,125	3,151
4.703% 9/1/35 (g)	24,851	25,256
4.724% 2/1/34 (g)	7,934	8,078
4.789% 2/1/36 (g)	1,302	1,326
4.807% 3/1/35 (g)	2,622	2,664
4.839% 3/1/33 (g)	279	284
4.897% 10/1/36 (g)	18,744	19,020
5% 1/1/09 to 9/1/35	12,609	12,638
5.008% 4/1/35 (g)	3,970	4,036
5.021% 4/1/35 (g)	527	537
5.115% 7/1/35 (g)	4,799	4,912
5.268% 2/1/36 (g)	304	311
5.5% 8/1/14 to 7/1/37 (e)	213,698	218,223
5.501% 1/1/36 (g)	4,331	4,438
5.524% 1/1/36 (g)	5,955	6,096
5.748% 10/1/35 (g)	1,246	1,276
5.829% 5/1/37 (g)	3,092	3,157
6% 7/1/16 to 11/1/37	84,660	87,254
6% 2/1/38 (d)(e)	18,000	18,461
6% 2/12/38 (d)	110,000	112,716
6.017% 6/1/36 (g)	3,236	3,322
6.224% 5/1/36 (g)	2,661	2,740
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.278% 3/1/37 (g)	$ 8,689	$ 8,933
6.348% 7/1/36 (g)	3,410	3,512
6.439% 10/1/36 (g)	9,387	9,670
6.5% 11/1/10 to 10/1/36	53,170	55,951
6.611% 12/1/36 (g)	16,981	17,467
6.712% 10/1/36 (g)	8,739	8,993
6.733% 1/1/37 (g)	12,285	12,668
6.84% 10/1/36 (g)	11,721	12,020
7% 4/1/11	3	4
7.5% 5/1/11 to 7/1/16	1,977	2,135
8.5% 8/1/08 to 9/1/29	207	230
9% 8/1/08 to 10/1/20	85	93
9.5% 6/1/09 to 8/1/21	306	346
9.75% 8/1/14	146	160
10% 7/1/09 to 8/1/21	29	32
11% 7/1/13 to 5/1/14	64	73
12% 8/1/13 to 3/1/15	2	3
12.25% 4/1/11 to 9/1/13	2	2
12.5% 2/1/10 to 6/1/19	25	28
13% 8/1/10 to 6/1/15	8	9
		729,790
Government National Mortgage Association - 0.3%
5.25% 7/20/34 (g)	944	960
6% 7/15/08 to 12/15/10	884	916
6.5% 2/15/24 to 10/15/35	21,678	23,113
7% 10/15/26 to 8/15/32	100	106
7.5% 3/15/28 to 8/15/29	114	122
8% 6/15/18 to 12/15/23	1,340	1,491
8.5% 10/15/08 to 1/15/25	9	10
9% 12/15/09	0	0
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	98	114
13.5% 7/15/11	7	7
		26,840
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,657,897)		2,712,699
Asset-Backed Securities - 0.2%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 3.5263% 9/25/35 (g) (Cost $14,969)	14,969	14,869
Collateralized Mortgage Obligations - 7.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 7.7%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	$ 1,451	$ 1,516
Series 1993-109 Class NZ, 6% 7/25/08	383	384
Series 1993-207 Class H, 6.5% 11/25/23	18,360	19,198
Series 1993-240 Class PD, 6.25% 12/25/13	5,341	5,541
Series 1994-23:
Class PG, 6% 4/25/23	4,456	4,491
Class PZ, 6% 2/25/24	10,362	10,783
Series 1996-28 Class PK, 6.5% 7/25/25	4,114	4,340
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,987
Series 2006-45 Class OP, 6/25/36 (i)	6,239	4,883
Series 2006-62 Class KP, 4/25/36 (i)	13,014	9,879
sequential payer Series 1997-41 Class J, 7.5% 6/18/27	2,809	3,000
Series 2003-22 6% 4/25/33 (h)	19,160	3,593
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,187
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 4.3563% 8/25/31 (g)	696	708
Series 2002-49 Class FB, 4.5894% 11/18/31 (g)	1,117	1,123
Series 2002-60 Class FV, 4.3763% 4/25/32 (g)	472	481
Series 2002-75 Class FA, 4.3763% 11/25/32 (g)	967	984
Series 2004-54 Class FE, 4.5263% 2/25/33 (g)	522	526
planned amortization class:
Series 2002-11 Class QC, 5.5% 3/25/17	14,201	14,512
Series 2002-18 Class PC, 5.5% 4/25/17	1,170	1,199
Series 2003-113:
Class PD, 4% 2/25/17	23,515	23,533
Class PE, 4% 11/25/18	7,545	7,234
Series 2003-128 Class NE, 4% 12/25/16	13,100	13,083
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,476
Series 2004-80 Class LD, 4% 1/25/19	10,160	10,110
Series 2005-102 Class CO, 11/25/35 (i)	6,454	5,074
Series 2006-12 Class BO, 10/25/35 (i)	29,328	23,108
Series 2006-37 Class OW, 5/25/36 (i)	6,971	5,819
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	22,487	23,354
Series 2001-46 Class ZG, 6% 9/25/31	8,117	8,489
Series 2002-79 Class Z, 5.5% 11/25/22	11,507	11,674
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	$ 656	$ 656
Series 2004-91 Class AH, 4.5% 5/25/29	5,949	5,978
Series 2005-117, Class JN, 4.5% 1/25/36	645	591
Series 2006-72 Class CY, 6% 8/25/26	10,215	10,544
Series 2005-14 Class SE, 2.6738% 3/25/35 (g)(h)	20,129	1,217
Series 2007-36:
Class GO, 4/25/37 (i)	1,356	1,090
Class PO, 4/25/37 (i)	3,017	2,407
Class SB, 3.2238% 4/25/37 (g)(h)	39,177	3,203
Class SG, 3.2238% 4/25/37 (g)(h)	17,632	1,413
Series 2007-66 Class SA, 19.3425% 7/25/37 (g)	5,228	6,712
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	902	933
Series 3149 Class OD, 5/15/36 (i)	33,982	26,284
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,534	2,625
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 5.15% 2/15/24 (g)	1,017	1,044
planned amortization class Series 1681 Class PJ, 7% 12/15/23	7,413	7,603
Series 1560 Class PN, 7% 12/15/12	3,553	3,568
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 5.1363% 11/15/30 (g)	465	465
Series 2530 Class FE, 4.8363% 2/15/32 (g)	653	655
Series 2630 Class FL, 4.7363% 6/15/18 (g)	550	556
Series 3008 Class SM, 0% 7/15/35 (g)	376	367
planned amortization class:
Series 1141 Class G, 9% 9/15/21	406	418
Series 1614 Class L, 6.5% 7/15/23	4,533	4,621
Series 1671 Class G, 6.5% 8/15/23	592	593
Series 2006-15 Class OP, 3/25/36 (i)	7,744	5,783
Series 2356 Class GD, 6% 9/15/16	555	575
Series 2376 Class JE, 5.5% 11/15/16	3,764	3,887
Series 2378 Class PE, 5.5% 11/15/16	10,867	11,136
Series 2381 Class OG, 5.5% 11/15/16	3,024	3,099
Series 2390 Class CH, 5.5% 12/15/16	9,850	10,095
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2543 Class PM, 5.5% 8/15/18	$ 124	$ 123
Series 2625 Class QX, 2.25% 3/15/22	19	19
Series 2628 Class OE, 4.5% 6/15/18	6,815	6,848
Series 2640:
Class GE, 4.5% 7/15/18	7,310	7,364
Class QG, 2% 4/15/22	44	43
Series 2660 Class ML, 3.5% 7/15/22	3,398	3,385
Series 2682 Class LD, 4.5% 10/15/33	777	729
Series 2752 Class PW, 4% 4/15/22	1,853	1,844
Series 2802 Class OB, 6% 5/15/34	10,455	10,824
Series 2810 Class PD, 6% 6/15/33	995	1,031
Series 2866 Class XE, 4% 12/15/18	19,350	19,285
Series 2937 Class KC, 4.5% 2/15/20	19,686	19,577
Series 3077 Class TO, 4/15/35 (i)	16,997	13,424
Series 3110 Class OP, 9/15/35 (i)	16,060	12,704
Series 3119 Class PO, 2/15/36 (i)	19,407	15,256
Series 3121 Class KO, 3/15/36 (i)	6,781	5,486
Series 3123 Class LO, 3/15/36 (i)	12,576	9,704
Series 3145 Class GO, 4/15/36 (i)	11,314	8,828
Series 3151 Class PO, 5/15/36 (i)	12,207	9,420
sequential payer:
Series 2388 Class ZA, 6% 12/15/31	7,039	7,325
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,893
Series 2570 Class CU, 4.5% 7/15/17	1,853	1,861
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,353
Series 2601 Class TB, 5.5% 4/15/23	869	877
Series 2617 Class GW, 3.5% 6/15/16	3,140	3,143
Series 2675 Class CB, 4% 5/15/16	1,797	1,803
Series 2677 Class HG, 3% 8/15/12	576	573
Series 2683 Class JA, 4% 10/15/16	1,897	1,903
Series 2685 Class ND, 4% 10/15/18	9,064	8,718
Series 2750 Class ZT, 5% 2/15/34	1,046	1,000
Series 2773 Class HC, 4.5% 4/15/19	704	681
Series 2809 Class UA, 4% 12/15/14	2,436	2,447
Series 2849 Class AL, 5% 5/15/18	7,563	7,670
Series 2860 Class CP, 4% 10/15/17	2,173	2,170
Series 2866 Class N, 4.5% 12/15/18	7,068	7,146
Series 2937 Class HJ, 5% 10/15/19	8,758	8,881
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2998 Class LY, 5.5% 7/15/25	$ 2,011	$ 2,019
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,952
Series 3013 Class VJ, 5% 1/15/14	1,850	1,892
Series 3401 Class EB, 5% 12/15/22	7,495	7,337
Series 2769 Class BU, 5% 3/15/34	5,712	5,420
Series 2863 Class DB, 4% 9/15/14	1,284	1,278
Series 2957 Class SW, 1.7638% 4/15/35 (g)(h)	27,401	1,524
Series 3002 Class SN, 2.2638% 7/15/35 (g)(h)	27,680	2,313
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	9,176	9,627
Series 2877 Class JC, 5% 10/15/34	1,354	1,387
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	4,499	4,810
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $579,309)		602,284
Cash Equivalents - 24.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 3%, dated 1/31/08 due 2/1/08:
(Collateralized by U.S. Government Obligations) #	$ 102,234	102,225
(Collateralized by U.S. Government Obligations) # (a)	1,850,136	1,849,982
TOTAL CASH EQUIVALENTS (Cost $1,952,207)		1,952,207
TOTAL INVESTMENT PORTFOLIO - 130.7% (Cost $9,994,239)		10,267,663
NET OTHER ASSETS - (30.7)%		(2,412,662)
NET ASSETS - 100%		$ 7,855,001
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.03% with Credit Suisse First Boston	Oct. 2017	$ 72,000	$ (5,509)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	100,000	(10,742)
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	300,000	11,472
Receive semi-annually a fixed rate equal to 4.88% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Sept. 2010	106,700	6,061
Receive semi-annually a fixed rate equal to 5.03% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2010	91,000	5,668
Receive semi-annually a fixed rate equal to 5.706% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2017	75,000	8,725
		$ 744,700	$ 15,675
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,522,000 or 0.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $10,492,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$102,225,000 due 2/01/08 at 3.00%
BNP Paribas Securities Corp.	$ 10,614
Banc of America Securities LLC	4,245
Barclays Capital, Inc.	45,487
Bear Stearns & Co., Inc.	12,969
Citigroup Global Markets, Inc.	3,032
Dresdner Kleinwort Securities LLC	1,516
ING Financial Markets LLC	1,922
J.P. Morgan Securities, Inc.	9,097
Societe Generale, New York Branch	12,130
WestLB AG	1,213
$ 102,225
$1,849,982,000 due 2/01/08 at 3.00%
ABN AMRO Bank N.V., New York Branch	$ 135,912
Banc of America Securities LLC	1,019,341
Bank of America, NA	543,648
Bear Stearns & Co., Inc.	151,081
$ 1,849,982
Income Tax Information

At July 31, 2007, the fund had a capital loss carryforward of approximately $93,664,000 of which $831,000, $561,000, $1,882,000, $28,692,000 and $61,698,000 will expire on July 31, 2011, 2012, 2013, 2014 and 2015, respectively.

Of the loss carryforwards expiring on July 31, 2011, 2012, 2013 and 2014, $831,000, $561,000, $1,882,000 and $17,977,000, respectively, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,784,360 and repurchase agreements of $1,952,207) - See accompanying schedule: Unaffiliated issuers (cost $9,994,239)		$ 10,267,663
Commitment to sell securities on a delayed delivery basis	$ (400,564)
Receivable for securities sold on a delayed delivery basis	399,561	(1,003)
Cash		2,429
Receivable for investments sold Regular delivery		72,282
Delayed delivery		194,284
Receivable for fund shares sold		11,260
Interest receivable		69,038
Swap agreements, at value		15,675
Other receivables		216
Total assets		10,631,844

Liabilities
Payable for investments purchased Regular delivery	$ 257,072
Delayed delivery	659,096
Payable for fund shares redeemed	7,472
Distributions payable	685
Accrued management fee	2,021
Distribution fees payable	168
Other affiliated payables	948
Other payables and accrued expenses	99
Collateral on securities loaned, at value	1,849,282
Total liabilities		2,776,843

Net Assets		$ 7,855,001
Net Assets consist of:
Paid in capital		$ 7,573,129
Undistributed net investment income		3,471
Accumulated undistributed net realized gain (loss) on investments		(9,695)
Net unrealized appreciation (depreciation) on investments		288,096
Net Assets		$ 7,855,001

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($209,434 ÷ 19,785.0 shares)	$ 10.59

Maximum offering price per share (100/96.00 of $10.59)	$ 11.03
Class T: Net Asset Value and redemption price per share ($240,642 ÷ 22,734.3 shares)	$ 10.58

Maximum offering price per share (100/96.00 of $10.58)	$ 11.02
Class B: Net Asset Value and offering price per share ($48,787 ÷ 4,608.8 shares)A	$ 10.59

Class C: Net Asset Value and offering price per share ($63,064 ÷ 5,957.5 shares)A	$ 10.59

Government Income: Net Asset Value, offering price and redemption price per share ($6,745,395 ÷ 637,996.6 shares)	$ 10.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($547,679 ÷ 51,744.5 shares)	$ 10.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2008 (Unaudited)
Investment Income
Interest		$ 188,117

Expenses
Management fee	$ 11,830
Transfer agent fees	4,226
Distribution fees	885
Fund wide operations fee	1,300
Independent trustees' compensation	15
Miscellaneous	12
Total expenses before reductions	18,268
Expense reductions	(245)	18,023
Net investment income		170,094
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	113,513
Futures contracts	259
Swap agreements	(223)
Total net realized gain (loss)		113,549
Change in net unrealized appreciation (depreciation) on: Investment securities	291,435
Swap agreements	15,311
Delayed delivery commitments	514
Total change in net unrealized appreciation (depreciation)		307,260
Net gain (loss)		420,809
Net increase (decrease) in net assets resulting from operations		$ 590,903

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 170,094	$ 296,314
Net realized gain (loss)	113,549	(39,749)
Change in net unrealized appreciation (depreciation)	307,260	63,955
Net increase (decrease) in net assets resulting from operations	590,903	320,520
Distributions to shareholders from net investment income	(168,034)	(303,351)
Distributions to shareholders from net realized gain	-	(2,616)
Total distributions	(168,034)	(305,967)
Share transactions - net increase (decrease)	190,392	1,895,812
Total increase (decrease) in net assets	613,261	1,910,365

Net Assets
Beginning of period	7,241,740	5,331,375
End of period (including undistributed net investment income of $3,471 and undistributed net investment income of $1,411, respectively)	$ 7,855,001	$ 7,241,740

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.215	.311
Net realized and unrealized gain (loss)	.578	.033
Total from investment operations	.793	.344
Distributions from net investment income	(.213)	(.314)
Net asset value, end of period	$ 10.59	$ 10.01
Total Return B,C,D	8.00%	3.49%
Ratios to Average Net Assets G
Expenses before reductions	.81%A	.78% A
Expenses net of fee waivers, if any	.81% A	.78% A
Expenses net of all reductions	.80% A	.77% A
Net investment income	4.18% A	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 209	$ 145
Portfolio turnover rate	283% A	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.217	.306
Net realized and unrealized gain (loss)	.567	.036
Total from investment operations	.784	.342
Distributions from net investment income	(.214)	(.312)
Net asset value, end of period	$ 10.58	$ 10.01
Total Return B,C,D	7.91%	3.46%
Ratios to Average Net Assets G
Expenses before reductions	.78% A	.79% A
Expenses net of fee waivers, if any	.78% A	.79% A
Expenses net of all reductions	.78% A	.79% A
Net investment income	4.21% A	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 241	$ 181
Portfolio turnover rate	283% A	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.180	.251
Net realized and unrealized gain (loss)	.577	.037
Total from investment operations	.757	.288
Distributions from net investment income	(.177)	(.258)
Net asset value, end of period	$ 10.59	$ 10.01
Total Return B,C,D	7.63%	2.91%
Ratios to Average Net Assets G
Expenses before reductions	1.49% A	1.50% A
Expenses net of fee waivers, if any	1.49% A	1.50% A
Expenses net of all reductions	1.49% A	1.50% A
Net investment income	3.50% A	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 49	$ 43
Portfolio turnover rate	283% A	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.178	.249
Net realized and unrealized gain (loss)	.577	.033
Total from investment operations	.755	.282
Distributions from net investment income	(.175)	(.252)
Net asset value, end of period	$ 10.59	$ 10.01
Total Return B,C,D	7.61%	2.85%
Ratios to Average Net Assets G
Expenses before reductions	1.53% A	1.55% A
Expenses net of fee waivers, if any	1.53% A	1.55% A
Expenses net of all reductions	1.53% A	1.55% A
Net investment income	3.46% A	3.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 63	$ 39
Portfolio turnover rate	283% A	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Government Income

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 9.95	$ 10.20	$ 10.13	$ 10.16	$ 10.30
Income from Investment Operations
Net investment income D	.234	.443	.429	.329	.307	.374
Net realized and unrealized gain (loss)	.567	.068	(.274)	.097	.124	(.014)
Total from investment operations	.801	.511	.155	.426	.431	.360
Distributions from net investment income	(.231)	(.456)	(.405)	(.321)	(.301)	(.370)
Distributions from net realized gain	-	(.005)	-	(.035)	(.160)	(.130)
Total distributions	(.231)	(.461)	(.405)	(.356)	(.461)	(.500)
Net asset value, end of period	$ 10.57	$ 10.00	$ 9.95	$ 10.20	$ 10.13	$ 10.16
Total Return B,C	8.10%	5.22%	1.56%	4.24%	4.30%	3.45%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.58%	.63%	.65%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.58%	.63%	.65%
Expenses net of all reductions	.44% A	.44%	.44%	.58%	.63%	.65%
Net investment income	4.54% A	4.42%	4.27%	3.21%	3.01%	3.56%
Supplemental Data
Net assets, end of period (in millions)	$ 6,745	$ 6,118	$ 5,331	$ 5,127	$ 4,168	$ 3,622
Portfolio turnover rate	283% A	164%F	108%	114%	224%	253%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income D	.231	.329
Net realized and unrealized gain (loss)	.566	.034
Total from investment operations	.797	.363
Distributions from net investment income	(.227)	(.333)
Net asset value, end of period	$ 10.58	$ 10.01
Total Return B,C	8.05%	3.67%
Ratios to Average Net Assets F
Expenses before reductions	.52% A	.53% A
Expenses net of fee waivers, if any	.52% A	.53% A
Expenses net of all reductions	.52% A	.53% A
Net investment income	4.47% A	4.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 548	$ 715
Portfolio turnover rate	283% A	164% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Government Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 279,763
Unrealized depreciation	(5,374)
Net unrealized appreciation (depreciation)	$ 274,389

Cost for federal income tax purposes	$ 9,993,274

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery". Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Swap Agreements - continued

floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price, including the associated financing cost, if any is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 208	$ 27
Class T	0%	.25%	248	-
Class B	.65%	.25%	194	140
Class C	.75%	.25%	235	19
			$ 885	$ 186

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	12
Class B*	31
Class C*	1
$ 55

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Government Income. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 175.21
Class T	181.18
Class B	53.25
Class C	44.19
Government Income	3,194.10
Institutional Class	579.17
	$ 4,226

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $4,370.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $9. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 6
Government Income	219
Institutional Class	11
$ 236

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other - continued

At the end of the period, Fidelity Freedom 2010 and Fidelity Freedom 2020 were the owners of record of approximately 13% and 14% of the total outstanding shares of Fidelity Government Income Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in aggregate, of approximately 54% of the total outstanding shares of Fidelity Government Income Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007 A
From net investment income
Class A	$ 3,435	$ 4,138
Class T	4,145	5,771
Class B	748	1,298
Class C	799	1,042
Government Income	144,171	269,231
Institutional Class	14,736	21,871
Total	$ 168,034	$ 303,351
From net realized gain
Government Income	$ -	$ 2,616

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007 A	Six months ended January 31, 2008	Year ended July 31, 2007 A
Class A
Shares sold	8,775	5,668	$ 90,903	$ 56,865
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	11,639	-	116,974
Reinvestment of distributions	304	374	3,133	3,759
Shares redeemed	(3,810)	(3,165)	(39,133)	(31,770)
Net increase (decrease)	5,269	14,516	$ 54,903	$ 145,828

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007 A	Six months ended January 31, 2008	Year ended July 31, 2007 A
Class T
Shares sold	9,069	3,593	$ 93,569	$ 36,101
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	19,997	-	200,973
Reinvestment of distributions	382	549	3,940	5,508
Shares redeemed	(4,777)	(6,079)	(48,916)	(60,985)
Net increase (decrease)	4,674	18,060	$ 48,593	$ 181,597
Class B
Shares sold	1,389	524	$ 14,414	$ 5,289
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	5,890	-	59,191
Reinvestment of distributions	59	104	607	1,045
Shares redeemed	(1,165)	(2,192)	(11,940)	(22,000)
Net increase (decrease)	283	4,326	$ 3,081	$ 43,525
Class C
Shares sold	2,647	517	$ 27,373	$ 5,201
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	4,449	-	44,717
Reinvestment of distributions	50	64	513	643
Shares redeemed	(674)	(1,095)	(6,898)	(10,981)
Net increase (decrease)	2,023	3,935	$ 20,988	$ 39,580
Government Income
Shares sold	105,124	105,528	$ 1,087,884	$ 1,058,863
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	71,077	-	713,611
Reinvestment of distributions	13,709	26,531	140,938	266,315
Shares redeemed	(92,715)	(127,164)	(960,990)	(1,271,926)
Net increase (decrease)	26,118	75,972	$ 267,832	$ 766,863

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007 A	Six months ended January 31, 2008	Year ended July 31, 2007 A
Institutional Class
Shares sold	7,649	16,978	$ 78,764	$ 170,642
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	57,200	-	574,860
Reinvestment of distributions	1,421	2,169	14,605	21,772
Shares redeemed	(28,773)	(4,899)	(298,374)	(48,855)
Net increase (decrease)	(19,703)	71,448	$ (205,005)	$ 718,419

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

11. Merger Information.

On October 27, 2006, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Government Investment Fund and Spartan Government Income Fund pursuant to an agreement and plan of reorganization approved by the shareholders on September 20, 2006. The acquisition was accomplished by an exchange of 11,639, 19,997, 5,890, 4,449, and 57,200 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 11,840, 20,358, 6,003, 4,531, and 58,535 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $9.88, $9.87, $9.86, $9.87, and $9.82, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of Fidelity Advisor Government Investment Fund. Further, the acquisition was accomplished by an exchange of 71,077 shares of Government Income class for the 66,115 shares then outstanding (valued at $10.79 per share) of Spartan Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Advisor Government Investment Fund's net assets, including $1,514 of unrealized depreciation, and Spartan Government Income Fund's net assets, including $3,295 of unrealized depreciation, were combined with the Fund's net assets of $5,214,485 for total net assets after the acquisition of $6,924,811.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AGVTI-USAN-0308
1.834234.101

(Fidelity Investment logo)(registered trademark)

Fidelity Income Replacement Funds -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Income Replacement 2016	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2018	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2020	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2022	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2024	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2026	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2028	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2030	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2032	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2034	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2036	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2038	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2040	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2042	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 30, 2007 to January 31, 2008) for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the entire period (December 31, 2007 to January 31, 2008) for Fidelity Income Replacement 2038, 2040, 2042 Funds. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value January 31, 2008	Expenses Paid During Period
Fidelity Income Replacement 2016 Fund
Class A
Actual	$ 1,000.00	$ 1,005.00	$ 1.06B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 1,004.00	$ 2.12B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 1,001.90	$ 4.24B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2016
Actual	$ 1,000.00	$ 1,006.20	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 1,006.20	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2018 Fund
Class A
Actual	$ 1,000.00	$ 1,001.70	$ 1.06B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 1,000.90	$ 2.12B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 998.70	$ 4.23B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
	Beginning Account Value	Ending Account Value January 31, 2008	Expenses Paid During Period
Income Replacement 2018
Actual	$ 1,000.00	$ 1,002.90	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 1,002.90	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2020 Fund
Class A
Actual	$ 1,000.00	$ 998.00	$ 1.06B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 996.90	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 994.90	$ 4.22B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2020
Actual	$ 1,000.00	$ 999.00	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 999.00	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2022 Fund
Class A
Actual	$ 1,000.00	$ 996.60	$ 1.06B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 995.50	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 993.50	$ 4.22B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2022
Actual	$ 1,000.00	$ 997.70	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 997.50	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2024 Fund
Class A
Actual	$ 1,000.00	$ 996.50	$ 1.06B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 995.50	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 993.30	$ 4.22B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2024
Actual	$ 1,000.00	$ 997.70	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 997.70	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
	Beginning Account Value	Ending Account Value January 31, 2008	Expenses Paid During Period
Fidelity Income Replacement 2026 Fund
Class A
Actual	$ 1,000.00	$ 993.50	$ 1.06B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 992.40	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 990.30	$ 4.21B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2026
Actual	$ 1,000.00	$ 994.40	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 994.40	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2028 Fund
Class A
Actual	$ 1,000.00	$ 992.90	$ 1.05B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 991.80	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 989.80	$ 4.21B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2028
Actual	$ 1,000.00	$ 993.90	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 993.90	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2030 Fund
Class A
Actual	$ 1,000.00	$ 991.30	$ 1.05B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 990.40	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 988.20	$ 4.21B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2030
Actual	$ 1,000.00	$ 992.30	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 992.30	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2032 Fund
Class A
Actual	$ 1,000.00	$ 990.50	$ 1.05B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 989.60	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 987.40	$ 4.21B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
	Beginning Account Value	Ending Account Value January 31, 2008	Expenses Paid During Period
Income Replacement 2032
Actual	$ 1,000.00	$ 991.60	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 991.60	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2034 Fund
Class A
Actual	$ 1,000.00	$ 989.10	$ 1.05B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 987.90	$ 2.10B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 985.90	$ 4.21B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2034
Actual	$ 1,000.00	$ 990.10	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 990.10	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2036 Fund
Class A
Actual	$ 1,000.00	$ 988.70	$ 1.05B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 987.90	$ 2.10B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 985.80	$ 4.20B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2036
Actual	$ 1,000.00	$ 989.90	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 989.90	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2038 Fund
Class A
Actual	$ 1,000.00	$ 953.50	$ .21B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 953.30	$ .43B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 953.00	$ .85B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2038
Actual	$ 1,000.00	$ 953.80	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 953.80	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
	Beginning Account Value	Ending Account Value January 31, 2008	Expenses Paid During Period
Fidelity Income Replacement 2040 Fund
Class A
Actual	$ 1,000.00	$ 953.60	$ .21B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 953.40	$ .43B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 953.10	$ .85B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2040
Actual	$ 1,000.00	$ 953.80	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 954.00	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2042 Fund
Class A
Actual	$ 1,000.00	$ 953.40	$ .21B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 953.10	$ .43B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 952.70	$ .85B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2042
Actual	$ 1,000.00	$ 953.50	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 953.50	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 155/366 (to reflect the period August 30, 2007 to January 31, 2008) for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and multiplied by 32/366 (to reflect the period December 31, 2007 to January 31, 2008) for Fidelity Income Replacement 2038, 2040, 2042 Funds.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annualized Expense Ratio
Fidelity Income Replacement 2016 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2016	.00%
Institutional Class	.00%
Fidelity Income Replacement 2018 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2018	.00%
Institutional Class	.00%
Annualized Expense Ratio
Fidelity Income Replacement 2020 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2020	.00%
Institutional Class	.00%
Fidelity Income Replacement 2022 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2022	.00%
Institutional Class	.00%
Fidelity Income Replacement 2024 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2024	.00%
Institutional Class	.00%
Fidelity Income Replacement 2026 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2026	.00%
Institutional Class	.00%
Fidelity Income Replacement 2028 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2028	.00%
Institutional Class	.00%
Fidelity Income Replacement 2030 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2030	.00%
Institutional Class	.00%
Fidelity Income Replacement 2032 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2032	.00%
Institutional Class	.00%
Fidelity Income Replacement 2034 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2034	.00%
Institutional Class	.00%
Fidelity Income Replacement 2036 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2036	.00%
Institutional Class	.00%
Fidelity Income Replacement 2038 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2038	.00%
Institutional Class	.00%
Annualized Expense Ratio
Fidelity Income Replacement 2040 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2040	.00%
Institutional Class	.00%
Fidelity Income Replacement 2042 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2042	.00%
Institutional Class	.00%

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	4.7
Fidelity Advisor Mid Cap II Fund Institutional Class	3.7
Fidelity Broad Market Opportunities Fund	6.2
Fidelity Disciplined Equity Fund	3.9
Fidelity Equity Income Fund	3.9
Fidelity Large Cap Core Enhanced Index Fund	6.3
Fidelity Small Cap Opportunities Fund	2.4
31.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.2
Fidelity Strategic Income Fund	1.3
2.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8
Fidelity Strategic Real Return Fund	7.7
Fidelity Total Bond Fund	23.0
38.5
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	12.2
Fidelity Short-Term Bond Fund	12.4
24.6
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	31.1%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.5%
Investment Grade Fixed-Income Funds	38.5%
Short-Term Funds	24.6%

Expected
Domestic Equity Funds	31.1%
International Equity Funds	3.2%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	38.0%
Short-Term Funds	25.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 34.4%
	Shares	Value
Domestic Equity Funds - 31.1%
Fidelity 100 Index Fund	27,287	$ 271,506
Fidelity Advisor Mid Cap II Fund Institutional Class	13,565	214,604
Fidelity Broad Market Opportunities Fund	37,219	356,556
Fidelity Disciplined Equity Fund	8,302	225,648
Fidelity Equity Income Fund	4,325	225,959
Fidelity Large Cap Core Enhanced Index Fund	38,274	362,835
Fidelity Small Cap Opportunities Fund	16,366	139,762
TOTAL DOMESTIC EQUITY FUNDS		1,796,870
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class	4,869	189,048
TOTAL EQUITY FUNDS (Cost $2,179,246)		1,985,918
Fixed-Income Funds - 41.0%

High Yield Fixed-Income Funds - 2.5%
Fidelity Capital & Income Fund	8,344	69,843
Fidelity Strategic Income Fund	6,967	73,017
TOTAL HIGH YIELD FIXED-INCOME FUNDS		142,860
Investment Grade Fixed-Income Funds - 38.5%
Fidelity Government Income Fund	42,659	450,908
Fidelity Strategic Real Return Fund	43,629	441,524
Fidelity Total Bond Fund	127,632	1,329,928
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,222,360
TOTAL FIXED-INCOME FUNDS (Cost $2,343,255)		2,365,220
Short-Term Funds - 24.6%

Fidelity Institutional Money Market Fund Institutional Class	706,314	706,314
Fidelity Short-Term Bond Fund	82,805	713,783
TOTAL SHORT-TERM FUNDS (Cost $1,421,257)		1,420,097
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,943,758)		$ 5,771,235

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $5,943,758) - See accompanying schedule		$ 5,771,235
Cash		10
Receivable for investments sold		7,137
Receivable for fund shares sold		5,000
Total assets		5,783,382

Liabilities
Payable for investments purchased	$ 4,222
Payable for fund shares redeemed	7,739
Distribution fees payable	1,062
Total liabilities		13,023

Net Assets		$ 5,770,359
Net Assets consist of:
Paid in capital		$ 5,925,123
Undistributed net investment income		3,240
Accumulated undistributed net realized gain (loss) on investments		14,519
Net unrealized appreciation (depreciation) on investments		(172,523)
Net Assets		$ 5,770,359

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($416,877 ÷ 8,406 shares)		$ 49.59

Maximum offering price per share (100/94.25 of $49.59)		$ 52.62
Class T: Net Asset Value and redemption price per share ($231,852 ÷ 4,675 shares)		$ 49.59

Maximum offering price per share (100/96.50 of $49.59)		$ 51.39

Class C: Net Asset Value and offering price per share ($1,296,433 ÷ 26,155 shares) A		$ 49.57

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($3,635,417 ÷ 73,299 shares)		$ 49.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($189,780 ÷ 3,826 shares)		$ 49.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 45,291
Interest		171
Total income		45,462

Expenses
Distribution fees	$ 2,842
Independent trustees' compensation	3
Total expenses before reductions	2,845
Expense reductions	(3)	2,842
Net investment income (loss)		42,620
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,698)
Capital gain distributions from underlying funds	43,140	27,442
Change in net unrealized appreciation (depreciation) on underlying funds		(172,523)
Net gain (loss)		(145,081)
Net increase (decrease) in net assets resulting from operations		$ (102,461)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,620
Net realized gain (loss)	27,442
Change in net unrealized appreciation (depreciation)	(172,523)
Net in net assets resulting from operations	(102,461)
Distributions to from net investment income	(39,380)
Distributions to from net realized gain	(12,923)
Total distributions	(52,303)
Share transactions - net increase (decrease)	5,925,123
Total increase (decrease) in net assets	5,770,359

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $3,240)	$ 5,770,359

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.727
Net realized and unrealized gain (loss)	(.462)
Total from investment operations	.265
Distributions from net investment income	(.535)
Distributions from net realized gain	(.140)
Total distributions	(.675)
Net asset value, end of period	$ 49.59
Total Return B, C, D	.50%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 417
Portfolio turnover rate	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.683
Net realized and unrealized gain (loss)	(.470)
Total from investment operations	.213
Distributions from net investment income	(.483)
Distributions from net realized gain	(.140)
Total distributions	(.623)
Net asset value, end of period	$ 49.59
Total Return B, C, D	.40%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	3.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 232
Portfolio turnover rate	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.566
Net realized and unrealized gain (loss)	(.461)
Total from investment operations	.105
Distributions from net investment income	(.395)
Distributions from net realized gain	(.140)
Total distributions	(.535)
Net asset value, end of period	$ 49.57
Total Return B, C, D	.19%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,296
Portfolio turnover rate	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.777
Net realized and unrealized gain (loss)	(.455)
Total from investment operations	.322
Distributions from net investment income	(.582)
Distributions from net realized gain	(.140)
Total distributions	(.722)
Net asset value, end of period	$ 49.60
Total Return B, C	.62%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,635
Portfolio turnover rate	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.793
Net realized and unrealized gain (loss)	(.471)
Total from investment operations	.322
Distributions from net investment income	(.582)
Distributions from net realized gain	(.140)
Total distributions	(.722)
Net asset value, end of period	$ 49.60
Total Return B, C	.62%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 190
Portfolio turnover rate	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	5.3
Fidelity Advisor Mid Cap II Fund Institutional Class	4.3
Fidelity Broad Market Opportunities Fund	7.1
Fidelity Disciplined Equity Fund	4.5
Fidelity Equity Income Fund	4.5
Fidelity Large Cap Core Enhanced Index Fund	7.1
Fidelity Small Cap Opportunities Fund	2.8
35.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6
Fidelity Strategic Income Fund	1.7
3.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.3
Fidelity Strategic Real Return Fund	7.2
Fidelity Total Bond Fund	21.5
36.0
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	10.4
Fidelity Short-Term Bond Fund	10.5
20.9
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	35.6%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.3%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	20.9%

Expected
Domestic Equity Funds	36.1%
International Equity Funds	4.1%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.4%
Short-Term Funds	21.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 39.8%
	Shares	Value
Domestic Equity Funds - 35.6%
Fidelity 100 Index Fund	23,668	$ 235,493
Fidelity Advisor Mid Cap II Fund Institutional Class	11,845	187,389
Fidelity Broad Market Opportunities Fund	32,402	310,407
Fidelity Disciplined Equity Fund	7,240	196,780
Fidelity Equity Income Fund	3,766	196,760
Fidelity Large Cap Core Enhanced Index Fund	33,167	314,420
Fidelity Small Cap Opportunities Fund	14,381	122,813
TOTAL DOMESTIC EQUITY FUNDS		1,564,062
International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Institutional Class	4,708	182,820
TOTAL EQUITY FUNDS (Cost $1,904,742)		1,746,882
Fixed-Income Funds - 39.3%

High Yield Fixed-Income Funds - 3.3%
Fidelity Capital & Income Fund	8,444	70,677
Fidelity Strategic Income Fund	7,026	73,637
TOTAL HIGH YIELD FIXED-INCOME FUNDS		144,314
Investment Grade Fixed-Income Funds - 36.0%
Fidelity Government Income Fund	30,382	321,139
Fidelity Strategic Real Return Fund	31,176	315,505
Fidelity Total Bond Fund	90,969	947,898
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,584,542
TOTAL FIXED-INCOME FUNDS (Cost $1,712,584)		1,728,856
Short-Term Funds - 20.9%

Fidelity Institutional Money Market Fund Institutional Class	457,834	457,834
Fidelity Short-Term Bond Fund	53,250	459,013
TOTAL SHORT-TERM FUNDS (Cost $917,687)		916,847
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,535,013)		$ 4,392,585

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $4,535,013) - See accompanying schedule		$ 4,392,585
Cash		7
Receivable for investments sold		10,002
Total assets		4,402,594

Liabilities
Payable for fund shares redeemed	$ 10,003
Distribution fees payable	232
Total liabilities		10,235

Net Assets		$ 4,392,359
Net Assets consist of:
Paid in capital		$ 4,522,479
Undistributed net investment income		2,412
Accumulated undistributed net realized gain (loss) on investments		9,896
Net unrealized appreciation (depreciation) on investments		(142,428)
Net Assets		$ 4,392,359

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($428,731 ÷ 8,676.2 shares)		$ 49.41

Maximum offering price per share (100/94.25 of $49.41)		$ 52.42
Class T: Net Asset Value and redemption price per share ($123,593 ÷ 2,500.8 shares)		$ 49.42

Maximum offering price per share (100/96.50 of $49.42)		$ 51.21

Class C: Net Asset Value and offering price per share ($212,533 ÷ 4,303.2 shares)A		$ 49.39

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,476,499 ÷ 70,352.7 shares)		$ 49.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($151,003 ÷ 3,055.5 shares)		$ 49.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 32,223
Interest		162
Total income		32,385

Expenses
Distribution fees	$ 941
Independent trustees' compensation	2
Total expenses before reductions	943
Expense reductions	(2)	941
Net investment income (loss)		31,444
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(13,657)
Capital gain distributions from underlying funds	31,681	18,024
Change in net unrealized appreciation (depreciation) on underlying funds		(142,428)
Net gain (loss)		(124,404)
Net increase (decrease) in net assets resulting from operations		$ (92,960)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,444
Net realized gain (loss)	18,024
Change in net unrealized appreciation (depreciation)	(142,428)
Net in net assets resulting from operations	(92,960)
Distributions to from net investment income	(29,032)
Distributions to from net realized gain	(8,128)
Total distributions	(37,160)
Share transactions - net increase (decrease)	4,522,479
Total increase (decrease) in net assets	4,392,359

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,412)	$ 4,392,359

Financial Highlights - Class A

Period ended January 31, 2008 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.696
Net realized and unrealized gain (loss)	(.591)
Total from investment operations	.105
Distributions from net investment income	(.565)
Distributions from net realized gain	(.130)
Total distributions	(.695)
Net asset value, end of period	$ 49.41
Total Return B, C, D	.17%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 429
Portfolio turnover rate	121% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.663
Net realized and unrealized gain (loss)	(.603)
Total from investment operations	.060
Distributions from net investment income	(.510)
Distributions from net realized gain	(.130)
Total distributions	(.640)
Net asset value, end of period	$ 49.42
Total Return B, C, D	.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	3.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124
Portfolio turnover rate	121% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.551
Net realized and unrealized gain (loss)	(.601)
Total from investment operations	(.050)
Distributions from net investment income	(.430)
Distributions from net realized gain	(.130)
Total distributions	(.560)
Net asset value, end of period	$ 49.39
Total Return B, C, D	(.13)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 213
Portfolio turnover rate	121% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

Period ended January 31, 2008 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.746
Net realized and unrealized gain (loss)	(.583)
Total from investment operations	.163
Distributions from net investment income	(.613)
Distributions from net realized gain	(.130)
Total distributions	(.743)
Net asset value, end of period	$ 49.42
Total Return B, C	.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,477
Portfolio turnover rate	121% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.767
Net realized and unrealized gain (loss)	(.604)
Total from investment operations	.163
Distributions from net investment income	(.613)
Distributions from net realized gain	(.130)
Total distributions	(.743)
Net asset value, end of period	$ 49.42
Total Return B, C	.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 151
Portfolio turnover rate	121% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.0
Fidelity Advisor Mid Cap II Fund Institutional Class	4.7
Fidelity Broad Market Opportunities Fund	7.9
Fidelity Disciplined Equity Fund	4.9
Fidelity Equity Income Fund	4.9
Fidelity Large Cap Core Enhanced Index Fund	7.9
Fidelity Small Cap Opportunities Fund	3.1
39.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9
Fidelity Strategic Income Fund	2.0
3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.7
Fidelity Strategic Real Return Fund	6.7
Fidelity Total Bond Fund	20.1
33.5
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	8.9
Fidelity Short-Term Bond Fund	9.0
17.9
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.4%
International Equity Funds	5.3%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	17.9%

Expected
Domestic Equity Funds	39.6%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.2%
Short-Term Funds	18.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.7%
	Shares	Value
Domestic Equity Funds - 39.4%
Fidelity 100 Index Fund	7,506	$ 74,689
Fidelity Advisor Mid Cap II Fund Institutional Class	3,754	59,383
Fidelity Broad Market Opportunities Fund	10,328	98,943
Fidelity Disciplined Equity Fund	2,285	62,098
Fidelity Equity Income Fund	1,173	61,271
Fidelity Large Cap Core Enhanced Index Fund	10,494	99,482
Fidelity Small Cap Opportunities Fund	4,510	38,514
TOTAL DOMESTIC EQUITY FUNDS		494,380
International Equity Funds - 5.3%
Fidelity Advisor International Discovery Fund Institutional Class	1,691	65,647
TOTAL EQUITY FUNDS (Cost $585,232)		560,027
Fixed-Income Funds - 37.4%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	2,865	23,978
Fidelity Strategic Income Fund	2,345	24,571
TOTAL HIGH YIELD FIXED-INCOME FUNDS		48,549
Investment Grade Fixed-Income Funds - 33.5%
Fidelity Government Income Fund	7,990	84,459
Fidelity Strategic Real Return Fund	8,321	84,207
Fidelity Total Bond Fund	24,199	252,157
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		420,823
TOTAL FIXED-INCOME FUNDS (Cost $465,693)		469,372
Short-Term Funds - 17.9%

Fidelity Institutional Money Market Fund Institutional Class	111,174	111,174
Fidelity Short-Term Bond Fund	13,158	113,424
TOTAL SHORT-TERM FUNDS (Cost $225,096)		224,598
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,276,021)		$ 1,253,997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $1,276,021) - See accompanying schedule		$ 1,253,997
Cash		72
Receivable for fund shares sold		100,000
Total assets		1,354,069

Liabilities
Payable for investments purchased	$ 99,982
Distribution fees payable	217
Total liabilities		100,199

Net Assets		$ 1,253,870
Net Assets consist of:
Paid in capital		$ 1,268,952
Undistributed net investment income		496
Accumulated undistributed net realized gain (loss) on investments		6,446
Net unrealized appreciation (depreciation) on investments		(22,024)
Net Assets		$ 1,253,870

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($179,973 ÷ 3,661.5 shares)		$ 49.15

Maximum offering price per share (100/94.25 of $49.15)		$ 52.15
Class T: Net Asset Value and redemption price per share ($146,205 ÷ 2,975.0 shares)		$ 49.14

Maximum offering price per share (100/96.50 of $49.14)		$ 50.92

Class C: Net Asset Value and offering price per share ($147,972 ÷ 3,011.8 shares) A		$ 49.13

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($679,758 ÷ 13,829.2 shares)		$ 49.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,962 ÷ 2,033.7 shares)		$ 49.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,207
Interest		106
Total income		9,313

Expenses
Distribution fees	$ 917
Independent trustees' compensation	1
Total expenses before reductions	918
Expense reductions	(1)	917
Net investment income (loss)		8,396
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(486)
Capital gain distributions from underlying funds	9,414	8,928
Change in net unrealized appreciation (depreciation) on underlying funds		(22,024)
Net gain (loss)		(13,096)
Net increase (decrease) in net assets resulting from operations		$ (4,700)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,396
Net realized gain (loss)	8,928
Change in net unrealized appreciation (depreciation)	(22,024)
Net in net assets resulting from operations	(4,700)
Distributions to from net investment income	(7,900)
Distributions to from net realized gain	(2,482)
Total distributions	(10,382)
Share transactions - net increase (decrease)	1,268,952
Total increase (decrease) in net assets	1,253,870

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $496)	$ 1,253,870

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.676
Net realized and unrealized gain (loss)	(.751)
Total from investment operations	(.075)
Distributions from net investment income	(.605)
Distributions from net realized gain	(.170)
Total distributions	(.775)
Net asset value, end of period	$ 49.15
Total Return B, C, D	(.20)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 180
Portfolio turnover rate	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.615
Net realized and unrealized gain (loss)	(.746)
Total from investment operations	(.131)
Distributions from net investment income	(.559)
Distributions from net realized gain	(.170)
Total distributions	(.729)
Net asset value, end of period	$ 49.14
Total Return B, C, D	(.31)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 146
Portfolio turnover rate	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.517
Net realized and unrealized gain (loss)	(.752)
Total from investment operations	(.235)
Distributions from net investment income	(.465)
Distributions from net realized gain	(.170)
Total distributions	(.635)
Net asset value, end of period	$ 49.13
Total Return B, C, D	(.51)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 148
Portfolio turnover rate	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.706
Net realized and unrealized gain (loss)	(.728)
Total from investment operations	(.022)
Distributions from net investment income	(.658)
Distributions from net realized gain	(.170)
Total distributions	(.828)
Net asset value, end of period	$ 49.15
Total Return B, C	(.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 680
Portfolio turnover rate	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.738
Net realized and unrealized gain (loss)	(.760)
Total from investment operations	(.022)
Distributions from net investment income	(.658)
Distributions from net realized gain	(.170)
Total distributions	(.828)
Net asset value, end of period	$ 49.15
Total Return B, C	(.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rate	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.2
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9
Fidelity Broad Market Opportunities Fund	8.1
Fidelity Disciplined Equity Fund	5.1
Fidelity Equity Income Fund	5.1
Fidelity Large Cap Core Enhanced Index Fund	8.2
Fidelity Small Cap Opportunities Fund	3.2
40.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1
Fidelity Strategic Income Fund	2.2
4.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.6
Fidelity Strategic Real Return Fund	6.4
Fidelity Total Bond Fund	19.5
32.5
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	8.2
Fidelity Short-Term Bond Fund	8.4
16.6
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.8%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	16.6%

Expected
Domestic Equity Funds	41.8%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	31.7%
Short-Term Funds	16.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.6%
	Shares	Value
Domestic Equity Funds - 40.8%
Fidelity 100 Index Fund	22,898	$ 227,830
Fidelity Advisor Mid Cap II Fund Institutional Class	11,403	180,391
Fidelity Broad Market Opportunities Fund	31,233	299,208
Fidelity Disciplined Equity Fund	6,973	189,534
Fidelity Equity Income Fund	3,624	189,356
Fidelity Large Cap Core Enhanced Index Fund	32,121	304,509
Fidelity Small Cap Opportunities Fund	13,808	117,918
TOTAL DOMESTIC EQUITY FUNDS		1,508,746
International Equity Funds - 5.8%
Fidelity Advisor International Discovery Fund Institutional Class	5,495	213,379
TOTAL EQUITY FUNDS (Cost $1,869,637)		1,722,125
Fixed-Income Funds - 36.8%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund	9,343	78,200
Fidelity Strategic Income Fund	7,761	81,333
TOTAL HIGH YIELD FIXED-INCOME FUNDS		159,533
Investment Grade Fixed-Income Funds - 32.5%
Fidelity Government Income Fund	23,039	243,520
Fidelity Strategic Real Return Fund	23,575	238,580
Fidelity Total Bond Fund	69,003	719,009
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,201,109
TOTAL FIXED-INCOME FUNDS (Cost $1,353,031)		1,360,642
Short-Term Funds - 16.6%

Fidelity Institutional Money Market Fund Institutional Class	303,453	303,453
Fidelity Short-Term Bond Fund	35,670	307,477
TOTAL SHORT-TERM FUNDS (Cost $611,644)		610,930
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,834,312)		$ 3,693,697

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $3,834,312) - See accompanying schedule		$ 3,693,697
Cash		72
Receivable for fund shares sold		39,786
Total assets		3,733,555

Liabilities
Payable for investments purchased	$ 36,552
Distribution fees payable	153
Total liabilities		36,705

Net Assets		$ 3,696,850
Net Assets consist of:
Paid in capital		$ 3,817,363
Undistributed net investment income		1,240
Accumulated undistributed net realized gain (loss) on investments		18,862
Net unrealized appreciation (depreciation) on investments		(140,615)
Net Assets		$ 3,696,850

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($191,577 ÷ 3,897 shares)		$ 49.16

Maximum offering price per share (100/94.25 of $49.16)		$ 52.16
Class T: Net Asset Value and redemption price per share ($99,600 ÷ 2,026 shares)		$ 49.16

Maximum offering price per share (100/96.50 of $49.16)		$ 50.94

Class C: Net Asset Value and offering price per share ($99,388 ÷ 2,022 shares)A		$ 49.15

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($3,017,904 ÷ 61,383 shares)		$ 49.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($288,381 ÷ 5,866 shares)		$ 49.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 27,471
Interest		108
Total income		27,579

Expenses
Distribution fees	$ 763
Independent trustees' compensation	2
Total expenses before reductions	765
Expense reductions	(2)	763
Net investment income (loss)		26,816
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(9,177)
Capital gain distributions from underlying funds	37,131	27,954
Change in net unrealized appreciation (depreciation) on underlying funds		(140,615)
Net gain (loss)		(112,661)
Net increase (decrease) in net assets resulting from operations		$ (85,845)
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,816
Net realized gain (loss)	27,954
Change in net unrealized appreciation (depreciation)	(140,615)
Net in net assets resulting from operations	(85,845)
Distributions to from net investment income	(25,576)
Distributions to from net realized gain	(9,092)
Total distributions	(34,668)
Share transactions - net increase (decrease)	3,817,363
Total increase (decrease) in net assets	3,696,850

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,240)	$ 3,696,850

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.693
Net realized and unrealized gain (loss)	(.843)
Total from investment operations	(.150)
Distributions from net investment income	(.520)
Distributions from net realized gain	(.170)
Total distributions	(.690)
Net asset value, end of period	$ 49.16
Total Return B, C, D	(.34)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 192
Portfolio turnover rate	86% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.646
Net realized and unrealized gain (loss)	(.848)
Total from investment operations	(.202)
Distributions from net investment income	(.468)
Distributions from net realized gain	(.170)
Total distributions	(.638)
Net asset value, end of period	$ 49.16
Total Return B, C, D	(.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rate	86%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.539
Net realized and unrealized gain (loss)	(.847)
Total from investment operations	(.308)
Distributions from net investment income	(.372)
Distributions from net realized gain	(.170)
Total distributions	(.542)
Net asset value, end of period	$ 49.15
Total Return B, C, D	(.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	86%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.725
Net realized and unrealized gain (loss)	(.814)
Total from investment operations	(.089)
Distributions from net investment income	(.571)
Distributions from net realized gain	(.170)
Total distributions	(.741)
Net asset value, end of period	$ 49.17
Total Return B, C	(.23)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,018
Portfolio turnover rate	86% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.741
Net realized and unrealized gain (loss)	(.840)
Total from investment operations	(.099)
Distributions from net investment income	(.571)
Distributions from net realized gain	(.170)
Total distributions	(.741)
Net asset value, end of period	$ 49.16
Total Return B, C	(.25)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 288
Portfolio turnover rate	86% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.4
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2
Fidelity Broad Market Opportunities Fund	8.5
Fidelity Disciplined Equity Fund	5.4
Fidelity Equity Income Fund	5.3
Fidelity Large Cap Core Enhanced Index Fund	8.5
Fidelity Small Cap Opportunities Fund	3.3
42.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3
Fidelity Strategic Income Fund	2.4
4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.3
Fidelity Strategic Real Return Fund	6.3
Fidelity Total Bond Fund	18.4
31.0
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	7.4
Fidelity Short-Term Bond Fund	7.6
15.0
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.6%
International Equity Funds	6.7%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	31.0%
Short-Term Funds	15.0%

Expected
Domestic Equity Funds	43.4%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.3%
Short-Term Funds	15.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.3%
	Shares	Value
Domestic Equity Funds - 42.6%
Fidelity 100 Index Fund	7,023	$ 69,876
Fidelity Advisor Mid Cap II Fund Institutional Class	3,552	56,198
Fidelity Broad Market Opportunities Fund	9,668	92,624
Fidelity Disciplined Equity Fund	2,157	58,621
Fidelity Equity Income Fund	1,104	57,691
Fidelity Large Cap Core Enhanced Index Fund	9,839	93,270
Fidelity Small Cap Opportunities Fund	4,238	36,190
TOTAL DOMESTIC EQUITY FUNDS		464,470
International Equity Funds - 6.7%
Fidelity Advisor International Discovery Fund Institutional Class	1,898	73,707
TOTAL EQUITY FUNDS (Cost $571,412)		538,177
Fixed-Income Funds - 35.7%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	2,990	25,026
Fidelity Strategic Income Fund	2,474	25,930
TOTAL HIGH YIELD FIXED-INCOME FUNDS		50,956
Investment Grade Fixed-Income Funds - 31.0%
Fidelity Government Income Fund	6,501	68,719
Fidelity Strategic Real Return Fund	6,743	68,236
Fidelity Total Bond Fund	19,297	201,075
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		338,030
TOTAL FIXED-INCOME FUNDS (Cost $384,994)		388,986
Short-Term Funds - 15.0%

Fidelity Institutional Money Market Fund Institutional Class	81,099	81,099
Fidelity Short-Term Bond Fund	9,619	82,916
TOTAL SHORT-TERM FUNDS (Cost $164,243)		164,015
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,120,649)		$ 1,091,178

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $1,120,649) - See accompanying schedule		$ 1,091,178
Cash		72
Receivable for fund shares sold		26,000
Total assets		1,117,250

Liabilities
Payable for investments purchased	$ 26,001
Distribution fees payable	171
Total liabilities		26,172

Net Assets		$ 1,091,078
Net Assets consist of:
Paid in capital		$ 1,113,191
Undistributed net investment income		435
Accumulated undistributed net realized gain (loss) on investments		6,923
Net unrealized appreciation (depreciation) on investments		(29,471)
Net Assets		$ 1,091,078

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($220,994 ÷ 4,497.9 shares)		$ 49.13

Maximum offering price per share (100/94.25 of $49.13)		$ 52.13
Class T: Net Asset Value and redemption price per share ($99,603 ÷ 2,027.3 shares)		$ 49.13

Maximum offering price per share (100/96.50 of $49.13)		$ 50.91

Class C: Net Asset Value and offering price per share ($99,371 ÷ 2,023.2 shares) A		$ 49.12

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($571,296 ÷ 11,626.6 shares)		$ 49.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,814 ÷ 2,031.4 shares)		$ 49.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,058
Interest		72
Total income		9,130

Expenses
Distribution fees	$ 805
Independent trustees' compensation	1
Total expenses before reductions	806
Expense reductions	(1)	805
Net investment income (loss)		8,325
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,178)
Capital gain distributions from underlying funds	10,997	9,819
Change in net unrealized appreciation (depreciation) on underlying funds		(29,471)
Net gain (loss)		(19,652)
Net increase (decrease) in net assets resulting from operations		$ (11,327)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,325
Net realized gain (loss)	9,819
Change in net unrealized appreciation (depreciation)	(29,471)
Net in net assets resulting from operations	(11,327)
Distributions to from net investment income	(7,890)
Distributions to from net realized gain	(2,896)
Total distributions	(10,786)
Share transactions - net increase (decrease)	1,113,191
Total increase (decrease) in net assets	1,091,078

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $435)	$ 1,091,078

Financial Highlights - Class A

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.643
Net realized and unrealized gain (loss)	(.790)
Total from investment operations	(.147)
Distributions from net investment income	(.553)
Distributions from net realized gain	(.170)
Total distributions	(.723)
Net asset value, end of period	$ 49.13
Total Return B, C	(.35)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221
Portfolio turnover rate	74% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.600
Net realized and unrealized gain (loss)	(.801)
Total from investment operations	(.201)
Distributions from net investment income	(.499)
Distributions from net realized gain	(.170)
Total distributions	(.669)
Net asset value, end of period	$ 49.13
Total Return B, C	(.45)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rate	74% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.492
Net realized and unrealized gain (loss)	(.806)
Total from investment operations	(.314)
Distributions from net investment income	(.396)
Distributions from net realized gain	(.170)
Total distributions	(.566)
Net asset value, end of period	$ 49.12
Total Return B, C	(.67)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	74% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31,2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.682
Net realized and unrealized gain (loss)	(.769)
Total from investment operations	(.087)
Distributions from net investment income	(.603)
Distributions from net realized gain	(.170)
Total distributions	(.773)
Net asset value, end of period	$ 49.14
Total Return B	(.23)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 571
Portfolio turnover rate	74% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period August 30, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.708
Net realized and unrealized gain (loss)	(.795)
Total from investment operations	(.087)
Distributions from net investment income	(.603)
Distributions from net realized gain	(.170)
Total distributions	(.773)
Net asset value, end of period	$ 49.14
Total Return B	(.23)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rate	74% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period August 30, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.6
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2
Fidelity Broad Market Opportunities Fund	8.6
Fidelity Disciplined Equity Fund	5.5
Fidelity Equity Income Fund	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.8
Fidelity Small Cap Opportunities Fund	3.3
43.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4
Fidelity Strategic Income Fund	2.5
4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2
Fidelity Strategic Real Return Fund	6.1
Fidelity Total Bond Fund	18.2
30.5
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	6.8
Fidelity Short-Term Bond Fund	7.0
13.8
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	43.4%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.5%
Short-Term Funds	13.8%

Expected
Domestic Equity Funds	44.5%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.5%
Short-Term Funds	13.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.8%
	Shares	Value
Domestic Equity Funds - 43.4%
Fidelity 100 Index Fund	7,522	$ 74,844
Fidelity Advisor Mid Cap II Fund Institutional Class	3,767	59,600
Fidelity Broad Market Opportunities Fund	10,282	98,499
Fidelity Disciplined Equity Fund	2,307	62,708
Fidelity Equity Income Fund	1,178	61,540
Fidelity Large Cap Core Enhanced Index Fund	10,544	99,957
Fidelity Small Cap Opportunities Fund	4,480	38,263
TOTAL DOMESTIC EQUITY FUNDS		495,411
International Equity Funds - 7.4%
Fidelity Advisor International Discovery Fund Institutional Class	2,178	84,560
TOTAL EQUITY FUNDS (Cost $627,496)		579,971
Fixed-Income Funds - 35.4%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	3,308	27,687
Fidelity Strategic Income Fund	2,749	28,805
TOTAL HIGH YIELD FIXED-INCOME FUNDS		56,492
Investment Grade Fixed-Income Funds - 30.5%
Fidelity Government Income Fund	6,678	70,585
Fidelity Strategic Real Return Fund	6,871	69,530
Fidelity Total Bond Fund	19,990	208,291
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		348,406
TOTAL FIXED-INCOME FUNDS (Cost $401,333)		404,898
Short-Term Funds - 13.8%

Fidelity Institutional Money Market Fund Institutional Class	77,955	77,955
Fidelity Short-Term Bond Fund	9,192	79,235
TOTAL SHORT-TERM FUNDS (Cost $157,453)		157,190
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,186,282)		$ 1,142,059

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $1,186,282) - See accompanying schedule		$ 1,142,059
Cash		72
Receivable for investments sold		873
Receivable for fund shares sold		29,950
Total assets		1,172,954

Liabilities
Payable for investments purchased	$ 29,888
Payable for fund shares redeemed	936
Distribution fees payable	334
Total liabilities		31,158

Net Assets		$ 1,141,796
Net Assets consist of:
Paid in capital		$ 1,173,941
Undistributed net investment income		431
Accumulated undistributed net realized gain (loss) on investments		11,647
Net unrealized appreciation (depreciation) on investments		(44,223)
Net Assets		$ 1,141,796

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($111,820 ÷ 2,284.4 shares)		$ 48.95

Maximum offering price per share (100/94.25 of $48.95)		$ 51.94
Class T: Net Asset Value and redemption price per share ($99,289 ÷ 2,028.5 shares)		$ 48.95

Maximum offering price per share (100/96.50 of $48.95)		$ 50.73

Class C: Net Asset Value and offering price per share ($320,422 ÷ 6,550.5 shares) A		$ 48.92

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($510,767 ÷ 10,433.7 shares)		$ 48.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,498 ÷ 2,032.6 shares)		$ 48.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 11,080
Interest		110
Total income		11,190

Expenses
Distribution fees	$ 1,224
Independent trustees' compensation	1
Total expenses before reductions	1,225
Expense reductions	(1)	1,224
Net investment income (loss)		9,966
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(337)
Capital gain distributions from underlying funds	15,690	15,353
Change in net unrealized appreciation (depreciation) on underlying funds		(44,223)
Net gain (loss)		(28,870)
Net increase (decrease) in net assets resulting from operations		$ (18,904)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008
Increase (Decrease) in Net Assets	(Unaudited)
Operations
Net investment income (loss)	$ 9,966
Net realized gain (loss)	15,353
Change in net unrealized appreciation (depreciation)	(44,223)
Net in net assets resulting from operations	(18,904)
Distributions to from net investment income	(9,535)
Distributions to from net realized gain	(3,706)
Total distributions	(13,241)
Share transactions - net increase (decrease)	1,173,941
Total increase (decrease) in net assets	1,141,796

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $431)	$ 1,141,796

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.675
Net realized and unrealized gain (loss)	(.974)
Total from investment operations	(.299)
Distributions from net investment income	(.571)
Distributions from net realized gain	(.180)
Total distributions	(.751)
Net asset value, end of period	$ 48.95
Total Return B, C, D	(.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.622
Net realized and unrealized gain (loss)	(.973)
Total from investment operations	(.351)
Distributions from net investment income	(.519)
Distributions from net realized gain	(.180)
Total distributions	(.699)
Net asset value, end of period	$ 48.95
Total Return B, C, D	(.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.502
Net realized and unrealized gain (loss)	(.962)
Total from investment operations	(.460)
Distributions from net investment income	(.440)
Distributions from net realized gain	(.180)
Total distributions	(.620)
Net asset value, end of period	$ 48.92
Total Return B, C, D	(.97)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 320
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.709
Net realized and unrealized gain (loss)	(.957)
Total from investment operations	(.248)
Distributions from net investment income	(.622)
Distributions from net realized gain	(.180)
Total distributions	(.802)
Net asset value, end of period	$ 48.95
Total Return B, C	(.56)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 511
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.731
Net realized and unrealized gain (loss)	(.979)
Total from investment operations	(.248)
Distributions from net investment income	(.622)
Distributions from net realized gain	(.180)
Total distributions	(.802)
Net asset value, end of period	$ 48.95
Total Return B, C	(.56)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.8
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4
Fidelity Broad Market Opportunities Fund	8.9
Fidelity Disciplined Equity Fund	5.6
Fidelity Equity Income Fund	5.6
Fidelity Large Cap Core Enhanced Index Fund	9.0
Fidelity Small Cap Opportunities Fund	3.6
44.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6
Fidelity Strategic Income Fund	2.6
5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8
Fidelity Strategic Real Return Fund	5.8
Fidelity Total Bond Fund	17.4
29.0
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	6.5
Fidelity Short-Term Bond Fund	6.3
12.8
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.9%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	12.8%

Expected
Domestic Equity Funds	45.5%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.3%
Short-Term Funds	13.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.0%
	Shares	Value
Domestic Equity Funds - 44.9%
Fidelity 100 Index Fund	30,242	$ 300,908
Fidelity Advisor Mid Cap II Fund Institutional Class	15,056	238,185
Fidelity Broad Market Opportunities Fund	41,152	394,233
Fidelity Disciplined Equity Fund	9,128	248,101
Fidelity Equity Income Fund	4,807	251,166
Fidelity Large Cap Core Enhanced Index Fund	41,940	397,591
Fidelity Small Cap Opportunities Fund	18,540	158,332
TOTAL DOMESTIC EQUITY FUNDS		1,988,516
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class	9,242	358,868
TOTAL EQUITY FUNDS (Cost $2,466,982)		2,347,384
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	13,677	114,480
Fidelity Strategic Income Fund	11,202	117,399
TOTAL HIGH YIELD FIXED-INCOME FUNDS		231,879
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund	24,471	258,654
Fidelity Strategic Real Return Fund	25,356	256,601
Fidelity Total Bond Fund	73,858	769,596
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,284,851
TOTAL FIXED-INCOME FUNDS (Cost $1,509,876)		1,516,730
Short-Term Funds - 12.8%

Fidelity Institutional Money Market Fund Institutional Class	286,999	286,999
Fidelity Short-Term Bond Fund	32,735	282,178
TOTAL SHORT-TERM FUNDS (Cost $569,627)		569,177
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,546,485)		$ 4,433,291

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $4,546,485) - See accompanying schedule		$ 4,433,291
Cash		72
Receivable for fund shares sold		200,000
Total assets		4,633,363

Liabilities
Payable for investments purchased	$ 199,998
Distribution fees payable	171
Total liabilities		200,169

Net Assets		$ 4,433,194
Net Assets consist of:
Paid in capital		$ 4,524,046
Undistributed net investment income		1,904
Accumulated undistributed net realized gain (loss) on investments		20,438
Net unrealized appreciation (depreciation) on investments		(113,194)
Net Assets		$ 4,433,194

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($99,332 ÷ 2,025.6 shares)		$ 49.04

Maximum offering price per share (100/94.25 of $49.04)		$ 52.03
Class T: Net Asset Value and redemption price per share ($160,243 ÷ 3,268.4 shares)		$ 49.03

Maximum offering price per share (100/96.50 of $49.03)		$ 50.81

Class C: Net Asset Value and offering price per share ($99,016 ÷ 2,019.7 shares) A		$ 49.03

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($3,975,167 ÷ 81,062.3 shares)		$ 49.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,436 ÷ 2,027.7 shares)		$ 49.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 21,890
Interest		119
Total income		22,009

Expenses
Distribution fees	$ 803
Independent trustees' compensation	2
Total expenses before reductions	805
Expense reductions	(2)	803
Net investment income (loss)		21,206
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,058)
Capital gain distributions from underlying funds	33,100	29,042
Change in net unrealized appreciation (depreciation) on underlying funds		(113,194)
Net gain (loss)		(84,152)
Net increase (decrease) in net assets resulting from operations		$ (62,946)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,206
Net realized gain (loss)	29,042
Change in net unrealized appreciation (depreciation)	(113,194)
Net in net assets resulting from operations	(62,946)
Distributions to from net investment income	(19,302)
Distributions to from net realized gain	(8,604)
Total distributions	(27,906)
Share transactions - net increase (decrease)	4,524,046
Total increase (decrease) in net assets	4,433,194

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,904)	$ 4,433,194

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.657
Net realized and unrealized gain (loss)	(.988)
Total from investment operations	(.331)
Distributions from net investment income	(.469)
Distributions from net realized gain	(.160)
Total distributions	(.629)
Net asset value, end of period	$ 49.04
Total Return B, C, D	(.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	53% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.598
Net realized and unrealized gain (loss)	(.985)
Total from investment operations	(.387)
Distributions from net investment income	(.423)
Distributions from net realized gain	(.160)
Total distributions	(.583)
Net asset value, end of period	$ 49.03
Total Return B, C, D	(.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 160
Portfolio turnover rate	53% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.495
Net realized and unrealized gain (loss)	(.987)
Total from investment operations	(.492)
Distributions from net investment income	(.318)
Distributions from net realized gain	(.160)
Total distributions	(.478)
Net asset value, end of period	$ 49.03
Total Return B, C, D	(1.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00%A
Expenses net of all reductions	1.00%A
Net investment income (loss)	2.29%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	53%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.670
Net realized and unrealized gain (loss)	(.949)
Total from investment operations	(.279)
Distributions from net investment income	(.521)
Distributions from net realized gain	(.160)
Total distributions	(.681)
Net asset value, end of period	$ 49.04
Total Return B, C	(.61)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,975
Portfolio turnover rate	53% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of sale of shares) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.712
Net realized and unrealized gain (loss)	(.991)
Total from investment operations	(.279)
Distributions from net investment income	(.521)
Distributions from net realized gain	(.160)
Total distributions	(.681)
Net asset value, end of period	$ 49.04
Total Return B, C	(.61)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	53% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of sale of shares) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.8
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4
Fidelity Broad Market Opportunities Fund	8.9
Fidelity Disciplined Equity Fund	5.7
Fidelity Equity Income Fund	5.5
Fidelity Large Cap Core Enhanced Index Fund	9.1
Fidelity Small Cap Opportunities Fund	3.4
44.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7
Fidelity Strategic Income Fund	2.8
5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.9
Fidelity Strategic Real Return Fund	5.8
Fidelity Total Bond Fund	17.4
29.1
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	5.6
Fidelity Short-Term Bond Fund	5.9
11.5
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.8%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	29.1%
Short-Term Funds	11.5%

Expected
Domestic Equity Funds	46.3%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	11.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.9%
	Shares	Value
Domestic Equity Funds - 44.8%
Fidelity 100 Index Fund	4,447	$ 44,251
Fidelity Advisor Mid Cap II Fund Institutional Class	2,249	35,583
Fidelity Broad Market Opportunities Fund	6,109	58,524
Fidelity Disciplined Equity Fund	1,379	37,485
Fidelity Equity Income Fund	689	35,985
Fidelity Large Cap Core Enhanced Index Fund	6,251	59,259
Fidelity Small Cap Opportunities Fund	2,623	22,399
TOTAL DOMESTIC EQUITY FUNDS		293,486
International Equity Funds - 9.1%
Fidelity Advisor International Discovery Fund Institutional Class	1,536	59,655
TOTAL EQUITY FUNDS (Cost $383,324)		353,141
Fixed-Income Funds - 34.6%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	2,099	17,567
Fidelity Strategic Income Fund	1,757	18,414
TOTAL HIGH YIELD FIXED-INCOME FUNDS		35,981
Investment Grade Fixed-Income Funds - 29.1%
Fidelity Government Income Fund	3,680	38,897
Fidelity Strategic Real Return Fund	3,789	38,347
Fidelity Total Bond Fund	10,923	113,816
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		191,060
TOTAL FIXED-INCOME FUNDS (Cost $224,329)		227,041
Short-Term Funds - 11.5%

Fidelity Institutional Money Market Fund Institutional Class	36,576	36,576
Fidelity Short-Term Bond Fund	4,471	38,537
TOTAL SHORT-TERM FUNDS (Cost $75,297)		75,113
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $682,950)		$ 655,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $682,950) - See accompanying schedule		$ 655,295
Cash		72
Total assets		655,367

Liabilities
Distribution fees payable	$ 263
Total liabilities		263

Net Assets		$ 655,104
Net Assets consist of:
Paid in capital		$ 674,310
Undistributed net investment income		224
Accumulated undistributed net realized gain (loss) on investments		8,225
Net unrealized appreciation (depreciation) on investments		(27,655)
Net Assets		$ 655,104

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($99,181 ÷ 2,031.2 shares)		$ 48.83

Maximum offering price per share (100/94.25 of $48.83)		$ 51.81
Class T: Net Asset Value and redemption price per share ($99,085 ÷ 2,029.1 shares)		$ 48.83

Maximum offering price per share (100/96.50 of $48.83)		$ 50.60

Class C: Net Asset Value and offering price per share ($233,998 ÷ 4,794.4 shares)A		$ 48.81

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($123,558 ÷ 2,530.4 shares)		$ 48.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,282 ÷ 2,033.2 shares)		$ 48.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 7,918
Interest		111
Total income		8,029

Expenses
Distribution fees	$ 1,068
Independent trustees' compensation	1
Total expenses before reductions	1,069
Expense reductions	(1)	1,068
Net investment income (loss)		6,961
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(143)
Capital gain distributions from underlying funds	10,896	10,753
Change in net unrealized appreciation (depreciation) on underlying funds		(27,655)
Net gain (loss)		(16,902)
Net increase (decrease) in net assets resulting from operations		$ (9,941)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,961
Net realized gain (loss)	10,753
Change in net unrealized appreciation (depreciation)	(27,655)
Net in net assets resulting from operations	(9,941)
Distributions to from net investment income	(6,737)
Distributions to from net realized gain	(2,528)
Total distributions	(9,265)
Share transactions - net increase (decrease)	674,310
Total increase (decrease) in net assets	655,104

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $224)	$ 655,104

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.632
Net realized and unrealized gain (loss)	(1.033)
Total from investment operations	(.401)
Distributions from net investment income	(.579)
Distributions from net realized gain	(.190)
Total distributions	(.769)
Net asset value, end of period	$ 48.83
Total Return B, C, D	(.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.578
Net realized and unrealized gain (loss)	(1.030)
Total from investment operations	(.452)
Distributions from net investment income	(.528)
Distributions from net realized gain	(.190)
Total distributions	(.718)
Net asset value, end of period	$ 48.83
Total Return B, C, D	(.96)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.463
Net realized and unrealized gain (loss)	(1.024)
Total from investment operations	(.561)
Distributions from net investment income	(.439)
Distributions from net realized gain	(.190)
Total distributions	(.629)
Net asset value, end of period	$ 48.81
Total Return B, C, D	(1.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 234
Portfolio turnover rate	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.675
Net realized and unrealized gain (loss)	(1.024)
Total from investment operations	(.349)
Distributions from net investment income	(.631)
Distributions from net realized gain	(.190)
Total distributions	(.821)
Net asset value, end of period	$ 48.83
Total Return B, C	(.77)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124
Portfolio turnover rate	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.687
Net realized and unrealized gain (loss)	(1.036)
Total from investment operations	(.349)
Distributions from net investment income	(.631)
Distributions from net realized gain	(.190)
Total distributions	(.821)
Net asset value, end of period	$ 48.83
Total Return B, C	(.77)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.9
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5
Fidelity Broad Market Opportunities Fund	9.1
Fidelity Disciplined Equity Fund	5.8
Fidelity Equity Income Fund	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.2
Fidelity Small Cap Opportunities Fund	3.5
45.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8
Fidelity Strategic Income Fund	3.0
5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8
Fidelity Strategic Real Return Fund	5.7
Fidelity Total Bond Fund	16.9
28.4
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	5.1
Fidelity Short-Term Bond Fund	5.3
10.4
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.7%
International Equity Funds	9.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	10.4%

Expected
Domestic Equity Funds	47.1%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	10.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.4%
	Shares	Value
Domestic Equity Funds - 45.7%
Fidelity 100 Index Fund	8,973	$ 89,286
Fidelity Advisor Mid Cap II Fund Institutional Class	4,502	71,223
Fidelity Broad Market Opportunities Fund	12,275	117,594
Fidelity Disciplined Equity Fund	2,748	74,683
Fidelity Equity Income Fund	1,413	73,809
Fidelity Large Cap Core Enhanced Index Fund	12,577	119,232
Fidelity Small Cap Opportunities Fund	5,398	46,097
TOTAL DOMESTIC EQUITY FUNDS		591,924
International Equity Funds - 9.7%
Fidelity Advisor International Discovery Fund Institutional Class	3,234	125,589
TOTAL EQUITY FUNDS (Cost $786,824)		717,513
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	4,371	36,587
Fidelity Strategic Income Fund	3,639	38,134
TOTAL HIGH YIELD FIXED-INCOME FUNDS		74,721
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund	7,066	74,690
Fidelity Strategic Real Return Fund	7,294	73,820
Fidelity Total Bond Fund	20,996	218,777
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		367,287
TOTAL FIXED-INCOME FUNDS (Cost $438,710)		442,008
Short-Term Funds - 10.4%

Fidelity Institutional Money Market Fund Institutional Class	66,609	66,609
Fidelity Short-Term Bond Fund	7,900	68,095
TOTAL SHORT-TERM FUNDS (Cost $134,935)		134,704
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,360,469)		$ 1,294,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $1,360,469) - See accompanying schedule		$ 1,294,225
Cash		72
Total assets		1,294,297

Liabilities
Payable for investments purchased	$ 3
Distribution fees payable	197
Total liabilities		200

Net Assets		$ 1,294,097
Net Assets consist of:
Paid in capital		$ 1,345,710
Undistributed net investment income		508
Accumulated undistributed net realized gain (loss) on investments		14,123
Net unrealized appreciation (depreciation) on investments		(66,244)
Net Assets		$ 1,294,097

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($349,079 ÷ 7,150.1 shares)		$ 48.82

Maximum offering price per share (100/94.25 of $48.82)		$ 51.80
Class T: Net Asset Value and redemption price per share ($99,001 ÷ 2,027.6 shares)		$ 48.83

Maximum offering price per share (100/96.50 of $48.83)		$ 50.60

Class C: Net Asset Value and offering price per share ($98,788 ÷ 2,023.5 shares)A		$ 48.82

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($648,016 ÷ 13,270.1 shares)		$ 48.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,213 ÷ 2,031.6 shares)		$ 48.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 11,623
Interest		112
Total income		11,735

Expenses
Distribution fees	$ 922
Independent trustees' compensation	1
Total expenses before reductions	923
Expense reductions	(1)	922
Net investment income (loss)		10,813
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(304)
Capital gain distributions from underlying funds	18,847	18,543
Change in net unrealized appreciation (depreciation) on underlying funds		(66,244)
Net gain (loss)		(47,701)
Net increase (decrease) in net assets resulting from operations		$ (36,888)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,813
Net realized gain (loss)	18,543
Change in net unrealized appreciation (depreciation)	(66,244)
Net in net assets resulting from operations	(36,888)
Distributions to from net investment income	(10,305)
Distributions to from net realized gain	(4,420)
Total distributions	(14,725)
Share transactions - net increase (decrease)	1,345,710
Total increase (decrease) in net assets	1,294,097

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $508)	$ 1,294,097

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.649
Net realized and unrealized gain (loss)	(1.093)
Total from investment operations	(.444)
Distributions from net investment income	(.546)
Distributions from net realized gain	(.190)
Total distributions	(.736)
Net asset value, end of period	$ 48.82
Total ReturnB, C, D	(.95)%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25%A
Expenses net of fee waivers, if any	.25%A
Expenses net of all reductions	.25%A
Net investment income (loss)	3.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 349
Portfolio turnover rate	25%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.606
Net realized and unrealized gain (loss)	(1.096)
Total from investment operations	(.490)
Distributions from net investment income	(.490)
Distributions from net realized gain	(.190)
Total distributions	(.680)
Net asset value, end of period	$ 48.83
Total Return B, C, D	(1.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50%A
Expenses net of all reductions	.50%A
Net investment income (loss)	2.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	25%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.499
Net realized and unrealized gain (loss)	(1.102)
Total from investment operations	(.603)
Distributions from net investment income	(.387)
Distributions from net realized gain	(.190)
Total distributions	(.577)
Net asset value, end of period	$ 48.82
Total Return B, C, D	(1.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.690
Net realized and unrealized gain (loss)	(1.078)
Total from investment operations	(.388)
Distributions from net investment income	(.592)
Distributions from net realized gain	(.190)
Total distributions	(.782)
Net asset value, end of period	$ 48.83
Total Return B, C	(.84)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 648
Portfolio turnover rate	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.713
Net realized and unrealized gain (loss)	(1.101)
Total from investment operations	(.388)
Distributions from net investment income	(.592)
Distributions from net realized gain	(.190)
Total distributions	(.782)
Net asset value, end of period	$ 48.83
Total Return B, C	(.84)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00%A
Expenses net of all reductions	.00%A
Net investment income (loss)	3.32%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	25%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	7.1
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7
Fidelity Broad Market Opportunities Fund	9.4
Fidelity Disciplined Equity Fund	6.0
Fidelity Equity Income Fund	5.8
Fidelity Large Cap Core Enhanced Index Fund	9.5
Fidelity Small Cap Opportunities Fund	3.6
47.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0
Fidelity Strategic Income Fund	3.1
6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6
Fidelity Strategic Real Return Fund	5.6
Fidelity Total Bond Fund	16.5
27.7
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	3.9
Fidelity Short-Term Bond Fund	4.3
8.2
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.1%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	8.2%

Expected
Domestic Equity Funds	48.1%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	8.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.0%
	Shares	Value
Domestic Equity Funds - 47.1%
Fidelity 100 Index Fund	5,177	$ 51,509
Fidelity Advisor Mid Cap II Fund Institutional Class	2,621	41,466
Fidelity Broad Market Opportunities Fund	7,122	68,228
Fidelity Disciplined Equity Fund	1,603	43,562
Fidelity Equity Income Fund	808	42,212
Fidelity Large Cap Core Enhanced Index Fund	7,278	68,992
Fidelity Small Cap Opportunities Fund	3,074	26,250
TOTAL DOMESTIC EQUITY FUNDS		342,219
International Equity Funds - 10.9%
Fidelity Advisor International Discovery Fund Institutional Class	2,043	79,318
TOTAL EQUITY FUNDS (Cost $453,841)		421,537
Fixed-Income Funds - 33.8%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	2,579	21,583
Fidelity Strategic Income Fund	2,146	22,490
TOTAL HIGH YIELD FIXED-INCOME FUNDS		44,073
Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund	3,878	40,992
Fidelity Strategic Real Return Fund	4,012	40,605
Fidelity Total Bond Fund	11,539	120,234
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		201,831
TOTAL FIXED-INCOME FUNDS (Cost $243,595)		245,904
Short-Term Funds - 8.2%

Fidelity Institutional Money Market Fund Institutional Class	28,633	28,633
Fidelity Short-Term Bond Fund	3,631	31,298
TOTAL SHORT-TERM FUNDS (Cost $60,072)		59,931
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $757,508)		$ 727,372

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $757,508) - See accompanying schedule		$ 727,372
Cash		72
Total assets		727,444

Liabilities
Payable for investments purchased	$ 67
Distribution fees payable	145
Total liabilities		212

Net Assets		$ 727,232
Net Assets consist of:
Paid in capital		$ 747,154
Undistributed net investment income		264
Accumulated undistributed net realized gain (loss) on investments		9,950
Net unrealized appreciation (depreciation) on investments		(30,136)
Net Assets		$ 727,232

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($98,954 ÷ 2,030 shares)		$ 48.75

Maximum offering price per share (100/94.25 of $48.75)		$ 51.72
Class T: Net Asset Value and redemption price per share ($98,849 ÷ 2,028 shares)		$ 48.74

Maximum offering price per share (100/96.50 of $48.74)		$ 50.51

Class C: Net Asset Value and offering price per share ($98,641 ÷ 2,024 shares)A		$ 48.74

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($331,730 ÷ 6,805 shares)		$ 48.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,058 ÷ 2,032 shares)		$ 48.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 8,064
Interest		113
Total income		8,177

Expenses
Distribution fees		760
Net investment income (loss)		7,417
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	$ (151)
Capital gain distributions from underlying funds	13,064	12,913
Change in net unrealized appreciation (depreciation) on underlying funds		(30,136)
Net gain (loss)		(17,223)
Net increase (decrease) in net assets resulting from operations		$ (9,806)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,417
Net realized gain (loss)	12,913
Change in net unrealized appreciation (depreciation)	(30,136)
Net in net assets resulting from operations	(9,806)
Distributions to from net investment income	(7,153)
Distributions to from net realized gain	(2,963)
Total distributions	(10,116)
Share transactions - net increase (decrease)	747,154
Total increase (decrease) in net assets	727,232

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $264)	$ 727,232

Financial Highlights - Class A

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.624
Net realized and unrealized gain (loss)	(1.135)
Total from investment operations	(.511)
Distributions from net investment income	(.539)
Distributions from net realized gain	(.200)
Total distributions	(.739)
Net asset value, end of period	$ 48.75
Total Return B, C	(1.09)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.570
Net realized and unrealized gain (loss)	(1.142)
Total from investment operations	(.572)
Distributions from net investment income	(.488)
Distributions from net realized gain	(.200)
Total distributions	(.688)
Net asset value, end of period	$ 48.74
Total Return B, C	(1.21)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.463
Net realized and unrealized gain (loss)	(1.138)
Total from investment operations	(.675)
Distributions from net investment income	(.385)
Distributions from net realized gain	(.200)
Total distributions	(.585)
Net asset value, end of period	$ 48.74
Total Return B, C	(1.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.662
Net realized and unrealized gain (loss)	(1.120)
Total from investment operations	(.458)
Distributions from net investment income	(.592)
Distributions from net realized gain	(.200)
Total distributions	(.792)
Net asset value, end of period	$ 48.75
Total Return B	(.99)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 332
Portfolio turnover rate	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period August 30, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.679
Net realized and unrealized gain (loss)	(1.137)
Total from investment operations	(.458)
Distributions from net investment income	(.592)
Distributions from net realized gain	(.200)
Total distributions	(.792)
Net asset value, end of period	$ 48.75
Total Return B	(.99)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period August 30, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	7.3
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8
Fidelity Broad Market Opportunities Fund	9.5
Fidelity Disciplined Equity Fund	6.0
Fidelity Equity Income Fund	6.0
Fidelity Large Cap Core Enhanced Index Fund	9.6
Fidelity Small Cap Opportunities Fund	3.7
47.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2
Fidelity Strategic Income Fund	3.3
6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7
Fidelity Strategic Real Return Fund	5.6
Fidelity Total Bond Fund	16.8
28.1
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	2.8
Fidelity Short-Term Bond Fund	3.0
5.8
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.9%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	28.1%
Short-Term Funds	5.8%

Expected
Domestic Equity Funds	49.3%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	6.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.6%
	Shares	Value
Domestic Equity Funds - 47.9%
Fidelity 100 Index Fund	12,038	$ 119,782
Fidelity Advisor Mid Cap II Fund Institutional Class	6,009	95,064
Fidelity Broad Market Opportunities Fund	16,344	156,571
Fidelity Disciplined Equity Fund	3,670	99,750
Fidelity Equity Income Fund	1,884	98,461
Fidelity Large Cap Core Enhanced Index Fund	16,795	159,217
Fidelity Small Cap Opportunities Fund	7,199	61,476
TOTAL DOMESTIC EQUITY FUNDS		790,321
International Equity Funds - 11.7%
Fidelity Advisor International Discovery Fund Institutional Class	4,965	192,801
TOTAL EQUITY FUNDS (Cost $1,088,121)		983,122
Fixed-Income Funds - 34.6%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	6,229	52,139
Fidelity Strategic Income Fund	5,222	54,732
TOTAL HIGH YIELD FIXED-INCOME FUNDS		106,871
Investment Grade Fixed-Income Funds - 28.1%
Fidelity Government Income Fund	8,891	93,976
Fidelity Strategic Real Return Fund	9,088	91,969
Fidelity Total Bond Fund	26,591	277,079
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		463,024
TOTAL FIXED-INCOME FUNDS (Cost $566,217)		569,895
Short-Term Funds - 5.8%

Fidelity Institutional Money Market Fund Institutional Class	47,181	47,181
Fidelity Short-Term Bond Fund	5,719	49,300
TOTAL SHORT-TERM FUNDS (Cost $96,649)		96,481
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,750,987)		$ 1,649,498

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $1,750,987) - See accompanying schedule	$ 1,649,498
Cash	74
Total assets	1,649,572

Liabilities
Distribution fees payable	232

Net Assets	$ 1,649,340
Net Assets consist of:
Paid in capital	$ 1,733,448
Undistributed net investment income	596
Accumulated undistributed net realized gain (loss) on investments	16,785
Net unrealized appreciation (depreciation) on investments	(101,489)
Net Assets	$ 1,649,340

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($98,929 ÷ 2,027.48 shares)	$ 48.79

Maximum offering price per share (100/94.25 of $48.79)	$ 51.77
Class T: Net Asset Value and redemption price per share ($305,786 ÷ 6,267.99 shares)	$ 48.79

Maximum offering price per share (100/96.50 of $48.79)	$ 50.56

Class C: Net Asset Value and offering price per share ($98,617 ÷ 2,021.46 shares)A	$ 48.79

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($1,022,530 ÷ 20,954.01 shares)	$ 48.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($123,478 ÷ 2,530.44 shares)	$ 48.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 13,401
Interest		75
Total income		13,476

Expenses
Distribution fees	$ 1,010
Independent trustee's compensation	1
Total expenses before reductions	1,011
Expense reductions	(1)	1,010
Net investment income (loss)		12,466
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(522)
Capital gain distributions from underlying funds	22,298	21,776
Change in net unrealized appreciation (depreciation) on underlying funds		(101,489)
Net gain (loss)		(79,713)
Net increase (decrease) in net assets resulting from operations		$ (67,247)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,466
Net realized gain (loss)	21,776
Change in net unrealized appreciation (depreciation)	(101,489)
Net in net assets resulting from operations	(67,247)
Distributions to from net investment income	(11,870)
Distributions to from net realized gain	(4,991)
Total distributions	(16,861)
Share transactions - net increase (decrease)	1,733,448
Total increase (decrease) in net assets	1,649,340

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $596)	$ 1,649,340

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.592
Net realized and unrealized gain (loss)	(1.125)
Total from investment operations	(.533)
Distributions from net investment income	(.487)
Distributions from net realized gain	(.190)
Total distributions	(.677)
Net asset value, end of period	$ 48.79
Total Return B, C, D	(1.13)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.525
Net realized and unrealized gain (loss)	(1.102)
Total from investment operations	(.577)
Distributions from net investment income	(.443)
Distributions from net realized gain	(.190)
Total distributions	(.633)
Net asset value, end of period	$ 48.79
Total Return B, C, D	(1.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50%A
Expenses net of all reductions	.50%A
Net investment income (loss)	2.48%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 306
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.430
Net realized and unrealized gain (loss)	(1.116)
Total from investment operations	(.686)
Distributions from net investment income	(.334)
Distributions from net realized gain	(.190)
Total distributions	(.524)
Net asset value, end of period	$ 48.79
Total ReturnB, C, D	(1.42)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%A
Expenses net of fee waivers, if any	1.00%A
Expenses net of all reductions	1.00%A
Net investment income (loss)	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.623
Net realized and unrealized gain (loss)	(1.094)
Total from investment operations	(.471)
Distributions from net investment income	(.539)
Distributions from net realized gain	(.190)
Total distributions	(.729)
Net asset value, end of period	$ 48.80
Total ReturnB, C	(1.01)%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%A
Expenses net of fee waivers, if any	.00%A
Expenses net of all reductions	.00%A
Net investment income (loss)	2.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,023
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.643
Net realized and unrealized gain (loss)	(1.114)
Total from investment operations	(.471)
Distributions from net investment income	(.539)
Distributions from net realized gain	(.190)
Total distributions	(.729)
Net asset value, end of period	$ 48.80
Total ReturnB, C	(1.01)%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%A
Expenses net of fee waivers, if any	.00%A
Expenses net of all reductions	.00%A
Net investment income (loss)	2.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 123
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	7.6
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0
Fidelity Broad Market Opportunities Fund	10.1
Fidelity Disciplined Equity Fund	6.3
Fidelity Equity Income Fund	6.5
Fidelity Large Cap Core Enhanced Index Fund	10.2
Fidelity Small Cap Opportunities Fund	4.1
50.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3
Fidelity Strategic Income Fund	3.3
6.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3
Fidelity Strategic Real Return Fund	5.3
Fidelity Total Bond Fund	15.7
26.3
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	2.0
Fidelity Short-Term Bond Fund	1.9
3.9
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.8%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	3.9%

Expected
Domestic Equity Funds	50.6%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	4.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.2%
	Shares	Value
Domestic Equity Funds - 50.8%
Fidelity 100 Index Fund	7,927	$ 78,876
Fidelity Advisor Mid Cap II Fund Institutional Class	3,938	62,302
Fidelity Broad Market Opportunities Fund	10,898	104,405
Fidelity Disciplined Equity Fund	2,393	65,046
Fidelity Equity Income Fund	1,275	66,622
Fidelity Large Cap Core Enhanced Index Fund	11,050	104,752
Fidelity Small Cap Opportunities Fund	4,943	42,211
TOTAL DOMESTIC EQUITY FUNDS		524,214
International Equity Funds - 12.4%
Fidelity Advisor International Discovery Fund Institutional Class	3,311	128,557
TOTAL EQUITY FUNDS (Cost $671,309)		652,771
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 6.6%
Fidelity Capital & Income Fund	4,069	34,060
Fidelity Strategic Income Fund	3,267	34,236
TOTAL HIGH YIELD FIXED-INCOME FUNDS		68,296
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund	5,158	54,516
Fidelity Strategic Real Return Fund	5,394	54,583
Fidelity Total Bond Fund	15,607	162,623
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		271,722
TOTAL FIXED-INCOME FUNDS (Cost $338,466)		340,018
Short-Term Funds - 3.9%

Fidelity Institutional Money Market Fund Institutional Class	19,866	19,866
Fidelity Short-Term Bond Fund	2,300	19,830
TOTAL SHORT-TERM FUNDS (Cost $39,714)		39,696
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,049,489)		$ 1,032,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $1,049,489) - See accompanying schedule	$ 1,032,485
Cash	39
Total assets	1,032,524

Liabilities
Distribution fees payable	143

Net Assets	$ 1,032,381
Net Assets consist of:
Paid in capital	$ 1,049,369
Undistributed net investment income	309
Accumulated undistributed net realized gain (loss) on investments	(293)
Net unrealized appreciation (depreciation) on investments	(17,004)
Net Assets	$ 1,032,381

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,403 ÷ 2,001.6 shares)	$ 47.66

Maximum offering price per share (100/94.25 of $47.66)	$ 50.57
Class T: Net Asset Value and redemption price per share ($95,382 ÷ 2,001.3 shares)	$ 47.66

Maximum offering price per share (100/96.50 of $47.66)	$ 49.39

Class C: Net Asset Value and offering price per share ($95,340 ÷ 2,001.0 shares)A	$ 47.65

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($650,832 ÷ 13,653.2 shares)	$ 47.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,424 ÷ 2,001.9 shares)	$ 47.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period December 31, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 803
Interest		39
Total income		842

Expenses
Distribution fees		147
Net investment income (loss)		695
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	$ (293)
Change in net unrealized appreciation (depreciation) on underlying funds	(17,004)
Net gain (loss)		(17,297)
Net increase (decrease) in net assets resulting from operations		$ (16,602)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period December 31, 2007 (commencement of operations) to January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 695
Net realized gain (loss)	(293)
Change in net unrealized appreciation (depreciation)	(17,004)
Net in net assets resulting from operations	(16,602)
Distributions to from net investment income	(386)
Share transactions - net increase (decrease)	1,049,369
Total increase (decrease) in net assets	1,032,381

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $309)	$ 1,032,381

Financial Highlights - Class A

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.055
Net realized and unrealized gain (loss)	(2.381)
Total from investment operations	(2.326)
Distributions from net investment income	(.014)
Net asset value, end of period	$ 47.66
Total Return B, C	(4.65)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.035
Net realized and unrealized gain (loss)	(2.369)
Total from investment operations	(2.334)
Distributions from net investment income	(.006)
Net asset value, end of period	$ 47.66
Total Return B, C	(4.67)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.024
Net realized and unrealized gain (loss)	(2.374)
Total from investment operations	(2.350)
Net asset value, end of period	$ 47.65
Total Return B, C	(4.70)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.057
Net realized and unrealized gain (loss)	(2.365)
Total from investment operations	(2.308)
Distributions from net investment income	(.022)
Net asset value, end of period	$ 47.67
Total Return B	(4.62)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 651
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period December 31, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.066
Net realized and unrealized gain (loss)	(2.374)
Total from investment operations	(2.308)
Distributions from net investment income	(.022)
Net asset value, end of period	$ 47.67
Total Return B	(4.62)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period December 31, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	7.7
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0
Fidelity Broad Market Opportunities Fund	10.1
Fidelity Disciplined Equity Fund	6.3
Fidelity Equity Income Fund	6.5
Fidelity Large Cap Core Enhanced Index Fund	10.1
Fidelity Small Cap Opportunities Fund	4.0
50.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.5
Fidelity Strategic Income Fund	3.5
7.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5
Fidelity Strategic Real Return Fund	5.4
Fidelity Total Bond Fund	16.3
27.2
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	1.4
Fidelity Short-Term Bond Fund	1.4
2.8
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.7%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	2.8%

Expected
Domestic Equity Funds	51.4%
International Equity Funds	12.9%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	2.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.0%
	Shares	Value
Domestic Equity Funds - 50.7%
Fidelity 100 Index Fund	5,197	$ 51,713
Fidelity Advisor Mid Cap II Fund Institutional Class	2,578	40,777
Fidelity Broad Market Opportunities Fund	7,094	67,963
Fidelity Disciplined Equity Fund	1,561	42,425
Fidelity Equity Income Fund	835	43,612
Fidelity Large Cap Core Enhanced Index Fund	7,232	68,558
Fidelity Small Cap Opportunities Fund	3,199	27,323
TOTAL DOMESTIC EQUITY FUNDS		342,371
International Equity Funds - 12.3%
Fidelity Advisor International Discovery Fund Institutional Class	2,148	83,397
TOTAL EQUITY FUNDS (Cost $451,692)		425,768
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 7.0%
Fidelity Capital & Income Fund	2,791	23,362
Fidelity Strategic Income Fund	2,287	23,971
TOTAL HIGH YIELD FIXED-INCOME FUNDS		47,333
Investment Grade Fixed-Income Funds - 27.2%
Fidelity Government Income Fund	3,508	37,079
Fidelity Strategic Real Return Fund	3,640	36,832
Fidelity Total Bond Fund	10,582	110,269
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		184,180
TOTAL FIXED-INCOME FUNDS (Cost $230,557)		231,513
Short-Term Funds - 2.8%

Fidelity Institutional Money Market Fund Institutional Class	9,416	9,416
Fidelity Short-Term Bond Fund	1,093	9,420
TOTAL SHORT-TERM FUNDS (Cost $18,832)		18,836
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $701,081)		$ 676,117

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $701,081) - See accompanying schedule		$ 676,117
Cash		39
Receivable for investments sold		2
Receivable for fund shares sold		1,350
Total assets		677,508

Liabilities
Payable for investments purchased	$ 1,352
Distribution fees payable	140
Total liabilities		1,492

Net Assets		$ 676,016
Net Assets consist of:
Paid in capital		$ 700,850
Undistributed net investment income		210
Accumulated undistributed net realized gain (loss) on investments		(80)
Net unrealized appreciation (depreciation) on investments		(24,964)
Net Assets		$ 676,016

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,416 ÷ 2,002.3 shares)		$ 47.65

Maximum offering price per share (100/94.25 of $47.65)		$ 50.56
Class T: Net Asset Value and redemption price per share ($95,395 ÷ 2,001.9 shares)		$ 47.65

Maximum offering price per share (100/96.50 of $47.65)		$ 49.38

Class C: Net Asset Value and offering price per share ($95,353 ÷ 2,001.3 shares)A		$ 47.65

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($294,415 ÷ 6,178.2 shares)		$ 47.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,437 ÷ 2,002.6 shares)		$ 47.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period December 31, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 745
Interest		39
Total income		784

Expenses
Distribution fees		147
Net investment income (loss)		637
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	$ (80)
Change in net unrealized appreciation (depreciation) on underlying funds	(24,964)
Net gain (loss)		(25,044)
Net increase (decrease) in net assets resulting from operations		$ (24,407)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period December 31, 2007 (commencement of operations) to January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 637
Net realized gain (loss)	(80)
Change in net unrealized appreciation (depreciation)	(24,964)
Net in net assets resulting from operations	(24,407)
Distributions to from net investment income	(427)
Share transactions - net increase (decrease)	700,850
Total increase (decrease) in net assets	676,016

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $210)	$ 676,016

Financial Highlights - Class A

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.056
Net realized and unrealized gain (loss)	(2.376)
Total from investment operations	(2.320)
Distributions from net investment income	(.030)
Net asset value, end of period	$ 47.65
Total Return B, C	(4.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	-% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.045
Net realized and unrealized gain (loss)	(2.373)
Total from investment operations	(2.328)
Distributions from net investment income	(.022)
Net asset value, end of period	$ 47.65
Total Return B, C	(4.66)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	-% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than 1%.

Financial Highlights - Class C

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.024
Net realized and unrealized gain (loss)	(2.368)
Total from investment operations	(2.344)
Distributions from net investment income	(.006)
Net asset value, end of period	$ 47.65
Total Return B, C	(4.69)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	-% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.061
Net realized and unrealized gain (loss)	(2.373)
Total from investment operations	(2.312)
Distributions from net investment income	(.038)
Net asset value, end of period	$ 47.65
Total Return B	(4.62)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 294
Portfolio turnover rate	-% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period December 31, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Amount represents less than 1%.

Financial Highlights - Institutional Class

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.066
Net realized and unrealized gain (loss)	(2.368)
Total from investment operations	(2.302)
Distributions from net investment income	(.038)
Net asset value, end of period	$ 47.66
Total Return B	(4.60)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	-% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period December 31, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	7.8
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1
Fidelity Broad Market Opportunities Fund	10.2
Fidelity Disciplined Equity Fund	6.4
Fidelity Equity Income Fund	6.6
Fidelity Large Cap Core Enhanced Index Fund	10.3
Fidelity Small Cap Opportunities Fund	4.2
51.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.5
Fidelity Strategic Income Fund	3.6
7.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4
Fidelity Strategic Real Return Fund	5.4
Fidelity Total Bond Fund	16.0
26.8
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	1.1
Fidelity Short-Term Bond Fund	1.0
2.1
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	51.6%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	2.1%

Expected
Domestic Equity Funds	51.9%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	6.9%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	2.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.0%
	Shares	Value
Domestic Equity Funds - 51.6%
Fidelity 100 Index Fund	7,356	$ 73,195
Fidelity Advisor Mid Cap II Fund Institutional Class	3,630	57,419
Fidelity Broad Market Opportunities Fund	10,076	96,525
Fidelity Disciplined Equity Fund	2,206	59,959
Fidelity Equity Income Fund	1,189	62,148
Fidelity Large Cap Core Enhanced Index Fund	10,221	96,894
Fidelity Small Cap Opportunities Fund	4,608	39,349
TOTAL DOMESTIC EQUITY FUNDS		485,489
International Equity Funds - 12.4%
Fidelity Advisor International Discovery Fund Institutional Class	3,002	116,562
TOTAL EQUITY FUNDS (Cost $637,308)		602,051
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 7.1%
Fidelity Capital & Income Fund	3,978	33,300
Fidelity Strategic Income Fund	3,223	33,778
TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,078
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund	4,797	50,705
Fidelity Strategic Real Return Fund	4,988	50,483
Fidelity Total Bond Fund	14,488	150,963
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		252,151
TOTAL FIXED-INCOME FUNDS (Cost $318,011)		319,229
Short-Term Funds - 2.1%

Fidelity Institutional Money Market Fund Institutional Class	9,663	9,663
Fidelity Short-Term Bond Fund	1,119	9,649
TOTAL SHORT-TERM FUNDS (Cost $19,309)		19,312
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $974,628)		$ 940,592

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $974,628) - See accompanying schedule		$ 940,592
Cash		39
Receivable for investments sold		3
Total assets		940,634

Liabilities
Payable for investments purchased	$ 2
Distribution fees payable	140
Total liabilities		142

Net Assets		$ 940,492
Net Assets consist of:
Paid in capital		$ 974,341
Undistributed net investment income		302
Accumulated undistributed net realized gain (loss) on investments		(115)
Net unrealized appreciation (depreciation) on investments		(34,036)
Net Assets		$ 940,492

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,382 ÷ 2,002.2 shares)		$ 47.64

Maximum offering price per share (100/94.25 of $47.64)		$ 50.55
Class T: Net Asset Value and redemption price per share ($95,361 ÷ 2,001.7 shares)		$ 47.64

Maximum offering price per share (100/96.50 of $47.64)		$ 49.37

Class C: Net Asset Value and offering price per share ($95,320 ÷ 2,001.3 shares) A		$ 47.63

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($559,026 ÷ 11,734.2 shares)		$ 47.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,403 ÷ 2,002.5 shares)		$ 47.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the period December 31, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds	$ 1,010
Interest	39
Total income	1,049

Expenses
Distribution fees	147
Net investment income (loss)	902
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(115)
Change in net unrealized appreciation (depreciation) on underlying funds	(34,036)
Net gain (loss)	(34,151)
Net increase (decrease) in net assets resulting from operations	$ (33,249)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period December 31, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 902
Net realized gain (loss)	(115)
Change in net unrealized appreciation (depreciation)	(34,036)
Net in net assets resulting from operations	(33,249)
Distributions to from net investment income	(600)
Share transactions - net increase (decrease)	974,341
Total increase (decrease) in net assets	940,492

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $302)	$ 940,492

Financial Highlights - Class A

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.054
Net realized and unrealized gain (loss)	(2.386)
Total from investment operations	(2.332)
Distributions from net investment income	(.028)
Net asset value, end of period	$ 47.64
Total Return B, C	(4.66)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.044
Net realized and unrealized gain (loss)	(2.384)
Total from investment operations	(2.340)
Distributions from net investment income	(.020)
Net asset value, end of period	$ 47.64
Total Return B, C	(4.69)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.023
Net realized and unrealized gain (loss)	(2.389)
Total from investment operations	(2.366)
Distributions from net investment income	(.004)
Net asset value, end of period	$ 47.63
Total Return B, C	(4.73)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.059
Net realized and unrealized gain (loss)	(2.383)
Total from investment operations	(2.324)
Distributions from net investment income	(.036)
Net asset value, end of period	$ 47.64
Total Return B	(4.65)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 559
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period December 31, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.055
Net realized and unrealized gain (loss)	(2.379)
Total from investment operations	(2.324)
Distributions from net investment income	(.036)
Net asset value, end of period	$ 47.64
Total Return B	(4.65)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period December 31, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR) and its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of each Fund's federal tax return.

Dividends are declared and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Income Replacement 2016 Fund	$ 5,943,761	$ 29,751	$ (202,277)	$ (172,526)
Fidelity Income Replacement 2018 Fund	4,535,026	24,870	(167,311)	(142,441)
Fidelity Income Replacement 2020 Fund	1,276,020	9,493	(31,516)	(22,023)
Fidelity Income Replacement 2022 Fund	3,834,313	15,589	(156,205)	(140,616)
Fidelity Income Replacement 2024 Fund	1,120,649	7,203	(36,674)	(29,471)
Fidelity Income Replacement 2026 Fund	1,186,282	6,513	(50,736)	(44,223)
Fidelity Income Replacement 2028 Fund	4,546,485	29,713	(142,907)	(113,194)
Fidelity Income Replacement 2030 Fund	682,950	3,628	(31,283)	(27,655)
Fidelity Income Replacement 2032 Fund	1,360,469	5,252	(71,496)	(66,244)
Fidelity Income Replacement 2034 Fund	757,508	3,265	(33,401)	(30,136)
Fidelity Income Replacement 2036 Fund	1,750,987	6,961	(108,450)	(101,489)
Fidelity Income Replacement 2038 Fund	1,049,489	8,885	(25,889)	(17,004)
Fidelity Income Replacement 2040 Fund	701,081	3,392	(28,356)	(24,964)
Fidelity Income Replacement 2042 Fund	974,627	2,112	(36,147)	(34,035)

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Purchase & Sales of Investments

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	7,976,974	2,017,587
Fidelity Income Replacement 2018 Fund	5,640,290	1,091,653
Fidelity Income Replacement 2020 Fund	1,401,046	124,540
Fidelity Income Replacement 2022 Fund	4,571,275	727,790
Fidelity Income Replacement 2024 Fund	1,339,214	217,465
Fidelity Income Replacement 2026 Fund	1,325,310	138,691
Fidelity Income Replacement 2028 Fund	4,941,421	390,877
Fidelity Income Replacement 2030 Fund	750,199	67,107
Fidelity Income Replacement 2032 Fund	1,450,060	89,288
Fidelity Income Replacement 2034 Fund	810,451	52,792
Fidelity Income Replacement 2036 Fund	1,810,293	58,784
Fidelity Income Replacement 2038 Fund	1,061,532	11,782
Fidelity Income Replacement 2040 Fund	702,345	1,185
Fidelity Income Replacement 2042 Fund	989,917	15,180

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 183	$ 104
Class T	.25%	.25%	300	214
Class C	.75%	.25%	2,359	2,355
			$ 2,842	$ 2,673
Fidelity Income Replacement 2018 Fund
Class A	0%	.25%	$ 159	$ 104
Class T	.25%	.25%	248	220
Class C	.75%	.25%	534	534
			$ 941	$ 858
Fidelity Income Replacement 2020 Fund
Class A	0%	.25%	$ 119	$ 106
Class T	.25%	.25%	268	214
Class C	.75%	.25%	530	530
			$ 917	$ 850
Fidelity Income Replacement 2022 Fund
Class A	0%	.25%	$ 115	$ 107
Class T	.25%	.25%	216	216
Class C	.75%	.25%	432	432
			$ 763	$ 755
Fidelity Income Replacement 2024 Fund
Class A	0%	.25%	$ 155	$ 107
Class T	.25%	.25%	218	218
Class C	.75%	.25%	432	432
			$ 805	$ 757
Fidelity Income Replacement 2026 Fund
Class A	0%	.25%	$ 114	$ 108
Class T	.25%	.25%	216	216
Class C	.75%	.25%	894	893
			$ 1,224	$ 1,217
Fidelity Income Replacement 2028 Fund
Class A	0%	.25%	$ 108	$ 108
Class T	.25%	.25%	262	214
Class C	.75%	.25%	433	433
			$ 803	$ 755
Fidelity Income Replacement 2030 Fund
Class A	0%	.25%	$ 108	$ 108
Class T	.25%	.25%	216	216
Class C	.75%	.25%	744	743
			$ 1,068	$ 1,067

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2032 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 273	$ 106
Class T	.25%	.25%	216	216
Class C	.75%	.25%	433	433
			$ 922	$ 755
Fidelity Income Replacement 2034 Fund
Class A	0%	.25%	$ 109	$ 109
Class T	.25%	.25%	218	218
Class C	.75%	.25%	433	433
			$ 760	$ 760
Fidelity Income Replacement 2036 Fund
Class A	0%	.25%	$ 109	$ 109
Class T	.25%	.25%	468	212
Class C	.75%	.25%	433	433
			$ 1,010	$ 754
Fidelity Income Replacement 2038 Fund
Class A	0%	.25%	$ 21	$ 21
Class T	.25%	.25%	42	42
Class C	.75%	.25%	84	84
			$ 147	$ 147
Fidelity Income Replacement 2040 Fund
Class A	0%	.25%	$ 21	$ 21
Class T	.25%	.25%	42	42
Class C	.75%	.25%	84	84
			$ 147	$ 147
Fidelity Income Replacement 2042 Fund
Class A	0%	.25%	$ 21	$ 21
Class T	.25%	.25%	42	42
Class C	.75%	.25%	84	84
			$ 147	$ 147

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 2,450
Class T	264
Class C*	177
$ 2,891
Fidelity Income Replacement 2018 Fund
Class A	$ 2,516
Class T	125
$ 2,641
Fidelity Income Replacement 2020 Fund
Class A	$ 643
Class T	237
$ 880

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Income Replacement 2022 Fund	Retained by FDC
Class A	$ 412
Fidelity Income Replacement 2024 Fund
Class A	$ 996
Fidelity Income Replacement 2028 Fund
Class T	$ 163
Fidelity Income Replacement 2032 Fund
Class A	$ 1,114

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded 0.00% of average net assets plus distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

Reimbursement from adviser
Fidelity Income Replacement 2016 Fund
Income Replacement 2016	$ 3
Fidelity Income Replacement 2018 Fund
Income Replacement 2018	2
Fidelity Income Replacement 2020 Fund
Income Replacement 2020	1
Fidelity Income Replacement 2022 Fund
Income Replacement 2022	2
Fidelity Income Replacement 2024 Fund
Income Replacement 2024	1
Fidelity Income Replacement 2026 Fund
Income Replacement 2026	1
Fidelity Income Replacement 2028 Fund
Income Replacement 2028	2
Fidelity Income Replacement 2030 Fund
Income Replacement 2030	1
Fidelity Income Replacement 2032 Fund
Income Replacement 2032	1
Fidelity Income Replacement 2036 Fund
Income Replacement 2036	1

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

6. Other - continued

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Income Replacement 2016 Fund	Income Replacement 2028 Fund
Fidelity Broad Market Opportunities Fund	11%	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Broad Market Opportunities Fund	71%

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
Fidelity Income Replacement 2020 Fund	32%
Fidelity Income Replacement 2022 Fund	11%
Fidelity Income Replacement 2024 Fund	37%
Fidelity Income Replacement 2026 Fund	35%
Fidelity Income Replacement 2030 Fund	61%
Fidelity Income Replacement 2032 Fund	31%
Fidelity Income Replacement 2034 Fund	54%
Fidelity Income Replacement 2036 Fund	25%
Fidelity Income Replacement 2038 Fund	37%
Fidelity Income Replacement 2040 Fund	57%
Fidelity Income Replacement 2042 Fund	41%

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended January 31, 2008 A
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 2,052
Class T	1,490
Class C	5,633
Income Replacement 2016	28,906
Institutional Class	1,299
Total	$ 39,380
From net realized gain
Class A	$ 614
Class T	512
Class C	2,180
Income Replacement 2016	9,335
Institutional Class	282
Total	$ 12,923
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 1,534
Class T	1,224
Class C	1,208
Income Replacement 2018	23,768
Institutional Class	1,298
Total	$ 29,032

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

Period ended January 31, 2008 A
From net realized gain
Class A	$ 262
Class T	323
Class C	389
Income Replacement 2018	6,892
Institutional Class	262
Total	$ 8,128
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 1,285
Class T	1,454
Class C	1,236
Income Replacement 2020	2,600
Institutional Class	1,325
Total	$ 7,900
From net realized gain
Class A	$ 342
Class T	498
Class C	510
Income Replacement 2020	790
Institutional Class	342
Total	$ 2,482
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 1,104
Class T	941
Class C	747
Income Replacement 2022	20,131
Institutional Class	2,653
Total	$ 25,576
From net realized gain
Class A	$ 341
Class T	341
Class C	341
Income Replacement 2022	7,075
Institutional Class	994
Total	$ 9,092
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 1,810
Class T	1,004
Class C	796
Income Replacement 2024	3,066
Institutional Class	1,214
Total	$ 7,890
From net realized gain
Class A	$ 761
Class T	342
Class C	341
Income Replacement 2024	1,110
Institutional Class	342
Total	$ 2,896

Semiannual Report

7. Distributions to Shareholders - continued

Period ended January 31, 2008 A
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 1,244
Class T	1,044
Class C	2,264
Income Replacement 2026	3,731
Institutional Class	1,252
Total	$ 9,535
From net realized gain
Class A	$ 407
Class T	362
Class C	1,176
Income Replacement 2026	1,399
Institutional Class	362
Total	$ 3,706
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 943
Class T	1,140
Class C	639
Income Replacement 2028	15,532
Institutional Class	1,048
Total	$ 19,302
From net realized gain
Class A	$ 322
Class T	519
Class C	321
Income Replacement 2028	7,120
Institutional Class	322
Total	$ 8,604
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,165
Class T	1,062
Class C	1,753
Income Replacement 2030	1,486
Institutional Class	1,271
Total	$ 6,737
From net realized gain
Class A	$ 382
Class T	382
Class C	905
Income Replacement 2030	477
Institutional Class	382
Total	$ 2,528
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,128
Class T	986
Class C	778
Income Replacement 2032	4,221
Institutional Class	1,192
Total	$ 10,305

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

Period ended January 31, 2008 A
From net realized gain
Class A	$ 1,345
Class T	382
Class C	381
Income Replacement 2032	1,930
Institutional Class	382
Total	$ 4,420
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 1,085
Class T	982
Class C	774
Income Replacement 2034	3,120
Institutional Class	1,192
Total	$ 7,153
From net realized gain
Class A	$ 402
Class T	402
Class C	401
Income Replacement 2034	1,356
Institutional Class	402
Total	$ 2,963
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 980
Class T	2,346
Class C	671
Income Replacement 2036	6,521
Institutional Class	1,352
Total	$ 11,870
From net realized gain
Class A	$ 381
Class T	1,187
Class C	381
Income Replacement 2036	2,566
Institutional Class	476
Total	$ 4,991
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 28
Class T	12
Income Replacement 2038	302
Institutional Class	44
Total	$ 386
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 60
Class T	44
Class C	12
Income Replacement 2040	235
Institutional Class	76
Total	$ 427

Semiannual Report

7. Distributions to Shareholders - continued

Period ended January 31, 2008 A
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 56
Class T	40
Class C	8
Income Replacement 2042	424
Institutional Class	72
Total	$ 600

A For the period August 30, 2007 (commencement of operations) to January 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the period December 31, 2007
(commencement of operations) to January 31, 2008 for Fidelity Income Replacement 2038, 2040, 2042 Funds.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	8,405	$ 424,112
Reinvestment of distributions	51	2,562
Shares redeemed	(50)	(2,507)
Net increase (decrease)	8,406	$ 424,167
Class T
Shares sold	4,642	$ 234,270
Reinvestment of distributions	39	2,002
Shares redeemed	(6)	(300)
Net increase (decrease)	4,675	$ 235,972
Class C
Shares sold	27,572	$ 1,396,273
Reinvestment of distributions	154	7,813
Shares redeemed	(1,571)	(78,883)
Net increase (decrease)	26,155	$ 1,325,203
Income Replacement 2016
Shares sold	82,539	$ 4,212,576
Reinvestment of distributions	203	10,378
Shares redeemed	(9,443)	(474,803)
Net increase (decrease)	73,299	$ 3,748,151
Institutional Class
Shares sold	3,795	$ 190,050
Reinvestment of distributions	31	1,580
Net increase (decrease)	3,826	$ 191,630
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	8,680	$ 434,028
Reinvestment of distributions	30	1,530
Shares redeemed	(34)	(1,686)
Net increase (decrease)	8,676	$ 433,872
Class T
Shares sold	2,476	$ 123,791
Reinvestment of distributions	25	1,287
Net increase (decrease)	2,501	$ 125,078

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Class C
Shares sold	5,260	$ 261,710
Reinvestment of distributions	31	1,597
Shares redeemed	(988)	(49,489)
Net increase (decrease)	4,303	$ 213,818
Income Replacement 2018
Shares sold	71,315	$ 3,643,888
Reinvestment of distributions	165	8,444
Shares redeemed	(1,127)	(56,272)
Net increase (decrease)	70,353	$ 3,596,060
Institutional Class
Shares sold	3,025	$ 152,091
Reinvestment of distributions	31	1,560
Net increase (decrease)	3,056	$ 153,651
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	3,631	$ 181,220
Reinvestment of distributions	31	1,560
Net increase (decrease)	3,662	$ 182,780
Class T
Shares sold	2,937	$ 147,611
Reinvestment of distributions	38	1,952
Net increase (decrease)	2,975	$ 149,563
Class C
Shares sold	2,992	$ 150,050
Reinvestment of distributions	29	1,502
Shares redeemed	(10)	(489)
Net increase (decrease)	3,011	$ 151,063
Income Replacement 2020
Shares sold	13,861	$ 685,286
Reinvestment of distributions	41	2,115
Shares redeemed	(73)	(3,572)
Net increase (decrease)	13,829	$ 683,829
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	33	1,667
Net increase (decrease)	2,034	$ 101,717
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	3,870	$ 192,360
Reinvestment of distributions	27	1,388
Net increase (decrease)	3,897	$ 193,748
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	25	1,282
Net increase (decrease)	2,026	$ 101,332
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	21	1,088
Net increase (decrease)	2,022	$ 101,138
Income Replacement 2022
Shares sold	64,297	$ 3,266,066
Reinvestment of distributions	161	8,256
Shares redeemed	(3,075)	(154,718)
Net increase (decrease)	61,383	$ 3,119,604

Semiannual Report

8. Share Transactions - continued

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Institutional Class
Shares sold	5,837	$ 300,050
Reinvestment of distributions	29	1,491
Net increase (decrease)	5,866	$ 301,541
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	4,465	$ 227,886
Reinvestment of distributions	50	2,570
Shares redeemed	(17)	(850)
Net increase (decrease)	4,498	$ 229,606
Class T
Shares sold	2,001	$ 99,021
Reinvestment of distributions	26	1,345
Net increase (decrease)	2,027	$ 100,366
Class C
Shares sold	2,001	$ 100,277
Reinvestment of distributions	22	1,137
Net increase (decrease)	2,023	$ 101,414
Income Replacement 2024
Shares sold	11,641	$ 580,594
Reinvestment of distributions	45	2,323
Shares redeemed	(60)	(2,945)
Net increase (decrease)	11,626	$ 579,972
Institutional Class
Shares sold	2,001	$ 100,277
Reinvestment of distributions	30	1,556
Net increase (decrease)	2,031	$ 101,833
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	2,252	$ 112,887
Reinvestment of distributions	32	1,651
Net increase (decrease)	2,284	$ 114,538
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	27	1,406
Net increase (decrease)	2,028	$ 101,456
Class C
Shares sold	6,521	$ 330,049
Reinvestment of distributions	67	3,440
Shares redeemed	(38)	(1,873)
Net increase (decrease)	6,550	$ 331,616
Income Replacement 2026
Shares sold	10,421	$ 523,958
Reinvestment of distributions	59	3,023
Shares redeemed	(47)	(2,314)
Net increase (decrease)	10,433	$ 524,667
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	32	1,614
Net increase (decrease)	2,033	$ 101,664

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	25	1,265
Net increase (decrease)	2,026	$ 101,315
Class T
Shares sold	3,236	$ 164,074
Reinvestment of distributions	32	1,659
Net increase (decrease)	3,268	$ 165,733
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	19	960
Net increase (decrease)	2,020	$ 101,010
Income Replacement 2028
Shares sold	82,062	$ 4,104,415
Reinvestment of distributions	159	8,168
Shares redeemed	(1,159)	(58,015)
Net increase (decrease)	81,062	$ 4,054,568
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	27	1,370
Net increase (decrease)	2,028	$ 101,420
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	30	1,547
Net increase (decrease)	2,031	$ 101,597
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	28	1,444
Net increase (decrease)	2,029	$ 101,494
Class C
Shares sold	4,773	$ 241,760
Reinvestment of distributions	52	2,658
Shares redeemed	(31)	(1,546)
Net increase (decrease)	4,794	$ 242,872
Income Replacement 2030
Shares sold	2,499	$ 125,050
Reinvestment of distributions	35	1,777
Shares redeemed	(4)	(183)
Net increase (decrease)	2,530	$ 126,644
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	32	1,653
Net increase (decrease)	2,033	$ 101,703
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	7,063	$ 360,632
Reinvestment of distributions	87	4,473
Net increase (decrease)	7,150	$ 365,105

Semiannual Report

8. Share Transactions - continued

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	27	1,367
Net increase (decrease)	2,028	$ 101,417
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	23	1,159
Net increase (decrease)	2,024	$ 101,209
Income Replacement 2032
Shares sold	13,242	$ 674,788
Reinvestment of distributions	70	3,614
Shares redeemed	(42)	(2,047)
Net increase (decrease)	13,270	$ 676,355
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	31	1,574
Net increase (decrease)	2,032	$ 101,624
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	29	1,487
Net increase (decrease)	2,030	$ 101,537
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	27	1,383
Net increase (decrease)	2,028	$ 101,433
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	23	1,175
Net increase (decrease)	2,024	$ 101,225
Income Replacement 2034
Shares sold	6,781	$ 340,050
Reinvestment of distributions	55	2,824
Shares redeemed	(31)	(1,559)
Net increase (decrease)	6,805	$ 341,315
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	31	1,594
Net increase (decrease)	2,032	$ 101,644
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	26	1,361
Net increase (decrease)	2,027	$ 101,411
Class T
Shares sold	6,254	$ 324,140
Reinvestment of distributions	44	2,281
Shares redeemed	(30)	(1,508)
Net increase (decrease)	6,268	$ 324,913
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	20	1,052
Net increase (decrease)	2,021	$ 101,102

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Income Replacement 2036
Shares sold	20,941	$ 1,078,372
Reinvestment of distributions	101	5,181
Shares redeemed	(88)	(4,409)
Net increase (decrease)	20,954	$ 1,079,144
Institutional Class
Shares sold	2,495	$ 125,050
Reinvestment of distributions	36	1,828
Net increase (decrease)	2,531	$ 126,878
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	1	28
Net increase (decrease)	2,002	$ 100,078
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	- B	12
Net increase (decrease)	2,001	$ 100,062
Class C
Shares sold	2,001	$ 100,050
Net increase (decrease)	2,001	$ 100,050
Income Replacement 2038
Shares sold	13,706	$ 651,601
Reinvestment of distributions	1	44
Shares redeemed	(54)	(2,560)
Net increase (decrease)	13,653	$ 649,085
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	1	44
Net increase (decrease)	2,002	$ 100,094
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	1	60
Net increase (decrease)	2,002	$ 100,110
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	1	44
Net increase (decrease)	2,002	$ 100,094
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	- B	12
Net increase (decrease)	2,001	$ 100,062
Income Replacement 2040
Shares sold	6,198	$ 301,400
Reinvestment of distributions	2	76
Shares redeemed	(22)	(1,018)
Net increase (decrease)	6,178	$ 300,458
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	2	76
Net increase (decrease)	2,003	$ 100,126
Semiannual Report

8. Share Transactions - continued

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	1	56
Net increase (decrease)	2,002	$ 100,106
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	1	40
Net increase (decrease)	2,002	$ 100,090
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	- B	8
Net increase (decrease)	2,001	$ 100,058
Income Replacement 2042
Shares sold	11,772	$ 575,799
Reinvestment of distributions	2	72
Shares redeemed	(40)	(1,906)
Net increase (decrease)	11,734	$ 573,965
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	2	72
Net increase (decrease)	2,003	$ 100,122

A For the period August 30, 2007 (commencement of operations) to January 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the period December 31, 2007
(commencement of operations) to January 31, 2008 for Fidelity Income Replacement 2038, 2040, 2042 Funds.

B Amount represents less than 1 share.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, and Fidelity Income Replacement 2036 Fund

On July 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contract for each fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc., (Strategic Advisers) and FMR, including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' and FMR's investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by Strategic Advisers and FMR and their affiliates under each Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of Strategic Advisers' and FMR's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge.

Investment Performance. Each Fidelity Income Replacement Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contract. Once each fund has been in operation for at least one calendar year, the Board will review each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee and projected total operating expenses for each class in reviewing each fund's Advisory Contract. The Board noted that each fund's management fee and projected total expenses are comparable to those of similar funds that Fidelity offers to shareholders. The Board noted that the funds do not pay a management fee for investment advisory services. In its review of each fund's total expenses, the Board considered that the funds do not pay transfer agency fees. Instead, each underlying fund bears its pro rata portion of the transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that Strategic Advisers or FMR pays all other expenses of each fund, with limited exceptions.

Based on its review, the Board concluded that the projected total expenses for each class of each fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. Each of the funds is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved each fund's Advisory Contract. In connection with its future renewal of each fund's management contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Semiannual Report

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of each fund's Advisory Contract because under these arrangements the funds would not pay any expenses.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be approved.

Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund

On November 15, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contract for each fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc., (Strategic Advisers) and FMR, including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' and FMR's investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by Strategic Advisers and FMR and their affiliates under each Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of Strategic Advisers' and FMR's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge.

Investment Performance. Each Fidelity Income Replacement Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contract. Once each fund has been in operation for at least one calendar year, the Board will review each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee and projected total operating expenses for each class in reviewing each fund's Advisory Contract. The Board noted that each fund's management fee and projected total expenses are comparable to those of similar funds that Fidelity offers to shareholders. The Board noted that the funds do not pay a management fee for investment advisory services. In its review of each fund's total expenses, the Board considered that the funds do not pay transfer agency fees. Instead, each underlying fund bears its pro rata portion of the transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that Strategic Advisers or FMR pays all other expenses of each fund, with limited exceptions.

Based on its review, the Board concluded that the projected total expenses for each class of each fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. Each of the funds is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved each fund's Advisory Contract. In connection with its future renewal of each fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of each fund's Advisory Contract because under these arrangements the funds do not pay management fees and Strategic Advisers or FMR pays all other expenses of each fund, with limited exceptions.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank

Pittsburgh, PA

RW-USAN-0308
1.848177.100

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor Income Replacement Funds -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Class A, Class T and Class C

Semiannual Report

January 31, 2008

Each Class A, Class T, and Class C are
classes of Fidelity Income Replacement Funds

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Income Replacement 2016	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2018	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2020	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2022	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2024	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2026	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2028	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2030	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2032	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2034	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2036	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2038	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2040	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2042	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 30, 2007 to January 31, 2008) for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the entire period (December 31, 2007 to January 31, 2008) for Fidelity Income Replacement 2038, 2040, 2042 Funds. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value January 31, 2008	Expenses Paid During Period
Fidelity Income Replacement 2016 Fund
Class A
Actual	$ 1,000.00	$ 1,005.00	$ 1.06B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 1,004.00	$ 2.12B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 1,001.90	$ 4.24B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2016
Actual	$ 1,000.00	$ 1,006.20	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 1,006.20	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2018 Fund
Class A
Actual	$ 1,000.00	$ 1,001.70	$ 1.06B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 1,000.90	$ 2.12B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 998.70	$ 4.23B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
	Beginning Account Value	Ending Account Value January 31, 2008	Expenses Paid During Period
Income Replacement 2018
Actual	$ 1,000.00	$ 1,002.90	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 1,002.90	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2020 Fund
Class A
Actual	$ 1,000.00	$ 998.00	$ 1.06B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 996.90	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 994.90	$ 4.22B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2020
Actual	$ 1,000.00	$ 999.00	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 999.00	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2022 Fund
Class A
Actual	$ 1,000.00	$ 996.60	$ 1.06B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 995.50	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 993.50	$ 4.22B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2022
Actual	$ 1,000.00	$ 997.70	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 997.50	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2024 Fund
Class A
Actual	$ 1,000.00	$ 996.50	$ 1.06B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 995.50	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 993.30	$ 4.22B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2024
Actual	$ 1,000.00	$ 997.70	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 997.70	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
	Beginning Account Value	Ending Account Value January 31, 2008	Expenses Paid During Period
Fidelity Income Replacement 2026 Fund
Class A
Actual	$ 1,000.00	$ 993.50	$ 1.06B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 992.40	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 990.30	$ 4.21B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2026
Actual	$ 1,000.00	$ 994.40	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 994.40	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2028 Fund
Class A
Actual	$ 1,000.00	$ 992.90	$ 1.05B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 991.80	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 989.80	$ 4.21B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2028
Actual	$ 1,000.00	$ 993.90	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 993.90	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2030 Fund
Class A
Actual	$ 1,000.00	$ 991.30	$ 1.05B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 990.40	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 988.20	$ 4.21B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2030
Actual	$ 1,000.00	$ 992.30	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 992.30	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2032 Fund
Class A
Actual	$ 1,000.00	$ 990.50	$ 1.05B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 989.60	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 987.40	$ 4.21B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
	Beginning Account Value	Ending Account Value January 31, 2008	Expenses Paid During Period
Income Replacement 2032
Actual	$ 1,000.00	$ 991.60	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 991.60	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2034 Fund
Class A
Actual	$ 1,000.00	$ 989.10	$ 1.05B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 987.90	$ 2.10B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 985.90	$ 4.21B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2034
Actual	$ 1,000.00	$ 990.10	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 990.10	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2036 Fund
Class A
Actual	$ 1,000.00	$ 988.70	$ 1.05B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 987.90	$ 2.10B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 985.80	$ 4.20B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2036
Actual	$ 1,000.00	$ 989.90	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 989.90	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2038 Fund
Class A
Actual	$ 1,000.00	$ 953.50	$ .21B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 953.30	$ .43B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 953.00	$ .85B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2038
Actual	$ 1,000.00	$ 953.80	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 953.80	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
	Beginning Account Value	Ending Account Value January 31, 2008	Expenses Paid During Period
Fidelity Income Replacement 2040 Fund
Class A
Actual	$ 1,000.00	$ 953.60	$ .21B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 953.40	$ .43B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 953.10	$ .85B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2040
Actual	$ 1,000.00	$ 953.80	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 954.00	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2042 Fund
Class A
Actual	$ 1,000.00	$ 953.40	$ .21B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 953.10	$ .43B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 952.70	$ .85B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2042
Actual	$ 1,000.00	$ 953.50	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 953.50	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 155/366 (to reflect the period August 30, 2007 to January 31, 2008) for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and multiplied by 32/366 (to reflect the period December 31, 2007 to January 31, 2008) for Fidelity Income Replacement 2038, 2040, 2042 Funds.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annualized Expense Ratio
Fidelity Income Replacement 2016 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2016	.00%
Institutional Class	.00%
Fidelity Income Replacement 2018 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2018	.00%
Institutional Class	.00%
Annualized Expense Ratio
Fidelity Income Replacement 2020 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2020	.00%
Institutional Class	.00%
Fidelity Income Replacement 2022 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2022	.00%
Institutional Class	.00%
Fidelity Income Replacement 2024 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2024	.00%
Institutional Class	.00%
Fidelity Income Replacement 2026 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2026	.00%
Institutional Class	.00%
Fidelity Income Replacement 2028 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2028	.00%
Institutional Class	.00%
Fidelity Income Replacement 2030 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2030	.00%
Institutional Class	.00%
Fidelity Income Replacement 2032 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2032	.00%
Institutional Class	.00%
Fidelity Income Replacement 2034 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2034	.00%
Institutional Class	.00%
Fidelity Income Replacement 2036 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2036	.00%
Institutional Class	.00%
Fidelity Income Replacement 2038 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2038	.00%
Institutional Class	.00%
Annualized Expense Ratio
Fidelity Income Replacement 2040 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2040	.00%
Institutional Class	.00%
Fidelity Income Replacement 2042 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2042	.00%
Institutional Class	.00%

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	4.7
Fidelity Advisor Mid Cap II Fund Institutional Class	3.7
Fidelity Broad Market Opportunities Fund	6.2
Fidelity Disciplined Equity Fund	3.9
Fidelity Equity Income Fund	3.9
Fidelity Large Cap Core Enhanced Index Fund	6.3
Fidelity Small Cap Opportunities Fund	2.4
31.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.2
Fidelity Strategic Income Fund	1.3
2.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8
Fidelity Strategic Real Return Fund	7.7
Fidelity Total Bond Fund	23.0
38.5
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	12.2
Fidelity Short-Term Bond Fund	12.4
24.6
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	31.1%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.5%
Investment Grade Fixed-Income Funds	38.5%
Short-Term Funds	24.6%

Expected
Domestic Equity Funds	31.1%
International Equity Funds	3.2%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	38.0%
Short-Term Funds	25.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 34.4%
	Shares	Value
Domestic Equity Funds - 31.1%
Fidelity 100 Index Fund	27,287	$ 271,506
Fidelity Advisor Mid Cap II Fund Institutional Class	13,565	214,604
Fidelity Broad Market Opportunities Fund	37,219	356,556
Fidelity Disciplined Equity Fund	8,302	225,648
Fidelity Equity Income Fund	4,325	225,959
Fidelity Large Cap Core Enhanced Index Fund	38,274	362,835
Fidelity Small Cap Opportunities Fund	16,366	139,762
TOTAL DOMESTIC EQUITY FUNDS		1,796,870
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class	4,869	189,048
TOTAL EQUITY FUNDS (Cost $2,179,246)		1,985,918
Fixed-Income Funds - 41.0%

High Yield Fixed-Income Funds - 2.5%
Fidelity Capital & Income Fund	8,344	69,843
Fidelity Strategic Income Fund	6,967	73,017
TOTAL HIGH YIELD FIXED-INCOME FUNDS		142,860
Investment Grade Fixed-Income Funds - 38.5%
Fidelity Government Income Fund	42,659	450,908
Fidelity Strategic Real Return Fund	43,629	441,524
Fidelity Total Bond Fund	127,632	1,329,928
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,222,360
TOTAL FIXED-INCOME FUNDS (Cost $2,343,255)		2,365,220
Short-Term Funds - 24.6%

Fidelity Institutional Money Market Fund Institutional Class	706,314	706,314
Fidelity Short-Term Bond Fund	82,805	713,783
TOTAL SHORT-TERM FUNDS (Cost $1,421,257)		1,420,097
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,943,758)		$ 5,771,235

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $5,943,758) - See accompanying schedule		$ 5,771,235
Cash		10
Receivable for investments sold		7,137
Receivable for fund shares sold		5,000
Total assets		5,783,382

Liabilities
Payable for investments purchased	$ 4,222
Payable for fund shares redeemed	7,739
Distribution fees payable	1,062
Total liabilities		13,023

Net Assets		$ 5,770,359
Net Assets consist of:
Paid in capital		$ 5,925,123
Undistributed net investment income		3,240
Accumulated undistributed net realized gain (loss) on investments		14,519
Net unrealized appreciation (depreciation) on investments		(172,523)
Net Assets		$ 5,770,359

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($416,877 ÷ 8,406 shares)		$ 49.59

Maximum offering price per share (100/94.25 of $49.59)		$ 52.62
Class T: Net Asset Value and redemption price per share ($231,852 ÷ 4,675 shares)		$ 49.59

Maximum offering price per share (100/96.50 of $49.59)		$ 51.39

Class C: Net Asset Value and offering price per share ($1,296,433 ÷ 26,155 shares) A		$ 49.57

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($3,635,417 ÷ 73,299 shares)		$ 49.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($189,780 ÷ 3,826 shares)		$ 49.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 45,291
Interest		171
Total income		45,462

Expenses
Distribution fees	$ 2,842
Independent trustees' compensation	3
Total expenses before reductions	2,845
Expense reductions	(3)	2,842
Net investment income (loss)		42,620
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,698)
Capital gain distributions from underlying funds	43,140	27,442
Change in net unrealized appreciation (depreciation) on underlying funds		(172,523)
Net gain (loss)		(145,081)
Net increase (decrease) in net assets resulting from operations		$ (102,461)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,620
Net realized gain (loss)	27,442
Change in net unrealized appreciation (depreciation)	(172,523)
Net in net assets resulting from operations	(102,461)
Distributions to from net investment income	(39,380)
Distributions to from net realized gain	(12,923)
Total distributions	(52,303)
Share transactions - net increase (decrease)	5,925,123
Total increase (decrease) in net assets	5,770,359

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $3,240)	$ 5,770,359

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.727
Net realized and unrealized gain (loss)	(.462)
Total from investment operations	.265
Distributions from net investment income	(.535)
Distributions from net realized gain	(.140)
Total distributions	(.675)
Net asset value, end of period	$ 49.59
Total Return B, C, D	.50%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 417
Portfolio turnover rate	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.683
Net realized and unrealized gain (loss)	(.470)
Total from investment operations	.213
Distributions from net investment income	(.483)
Distributions from net realized gain	(.140)
Total distributions	(.623)
Net asset value, end of period	$ 49.59
Total Return B, C, D	.40%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	3.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 232
Portfolio turnover rate	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.566
Net realized and unrealized gain (loss)	(.461)
Total from investment operations	.105
Distributions from net investment income	(.395)
Distributions from net realized gain	(.140)
Total distributions	(.535)
Net asset value, end of period	$ 49.57
Total Return B, C, D	.19%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,296
Portfolio turnover rate	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.777
Net realized and unrealized gain (loss)	(.455)
Total from investment operations	.322
Distributions from net investment income	(.582)
Distributions from net realized gain	(.140)
Total distributions	(.722)
Net asset value, end of period	$ 49.60
Total Return B, C	.62%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,635
Portfolio turnover rate	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.793
Net realized and unrealized gain (loss)	(.471)
Total from investment operations	.322
Distributions from net investment income	(.582)
Distributions from net realized gain	(.140)
Total distributions	(.722)
Net asset value, end of period	$ 49.60
Total Return B, C	.62%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 190
Portfolio turnover rate	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	5.3
Fidelity Advisor Mid Cap II Fund Institutional Class	4.3
Fidelity Broad Market Opportunities Fund	7.1
Fidelity Disciplined Equity Fund	4.5
Fidelity Equity Income Fund	4.5
Fidelity Large Cap Core Enhanced Index Fund	7.1
Fidelity Small Cap Opportunities Fund	2.8
35.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6
Fidelity Strategic Income Fund	1.7
3.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.3
Fidelity Strategic Real Return Fund	7.2
Fidelity Total Bond Fund	21.5
36.0
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	10.4
Fidelity Short-Term Bond Fund	10.5
20.9
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	35.6%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.3%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	20.9%

Expected
Domestic Equity Funds	36.1%
International Equity Funds	4.1%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.4%
Short-Term Funds	21.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 39.8%
	Shares	Value
Domestic Equity Funds - 35.6%
Fidelity 100 Index Fund	23,668	$ 235,493
Fidelity Advisor Mid Cap II Fund Institutional Class	11,845	187,389
Fidelity Broad Market Opportunities Fund	32,402	310,407
Fidelity Disciplined Equity Fund	7,240	196,780
Fidelity Equity Income Fund	3,766	196,760
Fidelity Large Cap Core Enhanced Index Fund	33,167	314,420
Fidelity Small Cap Opportunities Fund	14,381	122,813
TOTAL DOMESTIC EQUITY FUNDS		1,564,062
International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Institutional Class	4,708	182,820
TOTAL EQUITY FUNDS (Cost $1,904,742)		1,746,882
Fixed-Income Funds - 39.3%

High Yield Fixed-Income Funds - 3.3%
Fidelity Capital & Income Fund	8,444	70,677
Fidelity Strategic Income Fund	7,026	73,637
TOTAL HIGH YIELD FIXED-INCOME FUNDS		144,314
Investment Grade Fixed-Income Funds - 36.0%
Fidelity Government Income Fund	30,382	321,139
Fidelity Strategic Real Return Fund	31,176	315,505
Fidelity Total Bond Fund	90,969	947,898
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,584,542
TOTAL FIXED-INCOME FUNDS (Cost $1,712,584)		1,728,856
Short-Term Funds - 20.9%

Fidelity Institutional Money Market Fund Institutional Class	457,834	457,834
Fidelity Short-Term Bond Fund	53,250	459,013
TOTAL SHORT-TERM FUNDS (Cost $917,687)		916,847
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,535,013)		$ 4,392,585

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $4,535,013) - See accompanying schedule		$ 4,392,585
Cash		7
Receivable for investments sold		10,002
Total assets		4,402,594

Liabilities
Payable for fund shares redeemed	$ 10,003
Distribution fees payable	232
Total liabilities		10,235

Net Assets		$ 4,392,359
Net Assets consist of:
Paid in capital		$ 4,522,479
Undistributed net investment income		2,412
Accumulated undistributed net realized gain (loss) on investments		9,896
Net unrealized appreciation (depreciation) on investments		(142,428)
Net Assets		$ 4,392,359

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($428,731 ÷ 8,676.2 shares)		$ 49.41

Maximum offering price per share (100/94.25 of $49.41)		$ 52.42
Class T: Net Asset Value and redemption price per share ($123,593 ÷ 2,500.8 shares)		$ 49.42

Maximum offering price per share (100/96.50 of $49.42)		$ 51.21

Class C: Net Asset Value and offering price per share ($212,533 ÷ 4,303.2 shares)A		$ 49.39

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,476,499 ÷ 70,352.7 shares)		$ 49.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($151,003 ÷ 3,055.5 shares)		$ 49.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 32,223
Interest		162
Total income		32,385

Expenses
Distribution fees	$ 941
Independent trustees' compensation	2
Total expenses before reductions	943
Expense reductions	(2)	941
Net investment income (loss)		31,444
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(13,657)
Capital gain distributions from underlying funds	31,681	18,024
Change in net unrealized appreciation (depreciation) on underlying funds		(142,428)
Net gain (loss)		(124,404)
Net increase (decrease) in net assets resulting from operations		$ (92,960)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,444
Net realized gain (loss)	18,024
Change in net unrealized appreciation (depreciation)	(142,428)
Net in net assets resulting from operations	(92,960)
Distributions to from net investment income	(29,032)
Distributions to from net realized gain	(8,128)
Total distributions	(37,160)
Share transactions - net increase (decrease)	4,522,479
Total increase (decrease) in net assets	4,392,359

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,412)	$ 4,392,359

Financial Highlights - Class A

Period ended January 31, 2008 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.696
Net realized and unrealized gain (loss)	(.591)
Total from investment operations	.105
Distributions from net investment income	(.565)
Distributions from net realized gain	(.130)
Total distributions	(.695)
Net asset value, end of period	$ 49.41
Total Return B, C, D	.17%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 429
Portfolio turnover rate	121% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.663
Net realized and unrealized gain (loss)	(.603)
Total from investment operations	.060
Distributions from net investment income	(.510)
Distributions from net realized gain	(.130)
Total distributions	(.640)
Net asset value, end of period	$ 49.42
Total Return B, C, D	.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	3.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124
Portfolio turnover rate	121% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.551
Net realized and unrealized gain (loss)	(.601)
Total from investment operations	(.050)
Distributions from net investment income	(.430)
Distributions from net realized gain	(.130)
Total distributions	(.560)
Net asset value, end of period	$ 49.39
Total Return B, C, D	(.13)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 213
Portfolio turnover rate	121% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

Period ended January 31, 2008 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.746
Net realized and unrealized gain (loss)	(.583)
Total from investment operations	.163
Distributions from net investment income	(.613)
Distributions from net realized gain	(.130)
Total distributions	(.743)
Net asset value, end of period	$ 49.42
Total Return B, C	.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,477
Portfolio turnover rate	121% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.767
Net realized and unrealized gain (loss)	(.604)
Total from investment operations	.163
Distributions from net investment income	(.613)
Distributions from net realized gain	(.130)
Total distributions	(.743)
Net asset value, end of period	$ 49.42
Total Return B, C	.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 151
Portfolio turnover rate	121% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.0
Fidelity Advisor Mid Cap II Fund Institutional Class	4.7
Fidelity Broad Market Opportunities Fund	7.9
Fidelity Disciplined Equity Fund	4.9
Fidelity Equity Income Fund	4.9
Fidelity Large Cap Core Enhanced Index Fund	7.9
Fidelity Small Cap Opportunities Fund	3.1
39.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9
Fidelity Strategic Income Fund	2.0
3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.7
Fidelity Strategic Real Return Fund	6.7
Fidelity Total Bond Fund	20.1
33.5
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	8.9
Fidelity Short-Term Bond Fund	9.0
17.9
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.4%
International Equity Funds	5.3%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	17.9%

Expected
Domestic Equity Funds	39.6%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.2%
Short-Term Funds	18.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.7%
	Shares	Value
Domestic Equity Funds - 39.4%
Fidelity 100 Index Fund	7,506	$ 74,689
Fidelity Advisor Mid Cap II Fund Institutional Class	3,754	59,383
Fidelity Broad Market Opportunities Fund	10,328	98,943
Fidelity Disciplined Equity Fund	2,285	62,098
Fidelity Equity Income Fund	1,173	61,271
Fidelity Large Cap Core Enhanced Index Fund	10,494	99,482
Fidelity Small Cap Opportunities Fund	4,510	38,514
TOTAL DOMESTIC EQUITY FUNDS		494,380
International Equity Funds - 5.3%
Fidelity Advisor International Discovery Fund Institutional Class	1,691	65,647
TOTAL EQUITY FUNDS (Cost $585,232)		560,027
Fixed-Income Funds - 37.4%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	2,865	23,978
Fidelity Strategic Income Fund	2,345	24,571
TOTAL HIGH YIELD FIXED-INCOME FUNDS		48,549
Investment Grade Fixed-Income Funds - 33.5%
Fidelity Government Income Fund	7,990	84,459
Fidelity Strategic Real Return Fund	8,321	84,207
Fidelity Total Bond Fund	24,199	252,157
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		420,823
TOTAL FIXED-INCOME FUNDS (Cost $465,693)		469,372
Short-Term Funds - 17.9%

Fidelity Institutional Money Market Fund Institutional Class	111,174	111,174
Fidelity Short-Term Bond Fund	13,158	113,424
TOTAL SHORT-TERM FUNDS (Cost $225,096)		224,598
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,276,021)		$ 1,253,997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $1,276,021) - See accompanying schedule		$ 1,253,997
Cash		72
Receivable for fund shares sold		100,000
Total assets		1,354,069

Liabilities
Payable for investments purchased	$ 99,982
Distribution fees payable	217
Total liabilities		100,199

Net Assets		$ 1,253,870
Net Assets consist of:
Paid in capital		$ 1,268,952
Undistributed net investment income		496
Accumulated undistributed net realized gain (loss) on investments		6,446
Net unrealized appreciation (depreciation) on investments		(22,024)
Net Assets		$ 1,253,870

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($179,973 ÷ 3,661.5 shares)		$ 49.15

Maximum offering price per share (100/94.25 of $49.15)		$ 52.15
Class T: Net Asset Value and redemption price per share ($146,205 ÷ 2,975.0 shares)		$ 49.14

Maximum offering price per share (100/96.50 of $49.14)		$ 50.92

Class C: Net Asset Value and offering price per share ($147,972 ÷ 3,011.8 shares) A		$ 49.13

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($679,758 ÷ 13,829.2 shares)		$ 49.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,962 ÷ 2,033.7 shares)		$ 49.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,207
Interest		106
Total income		9,313

Expenses
Distribution fees	$ 917
Independent trustees' compensation	1
Total expenses before reductions	918
Expense reductions	(1)	917
Net investment income (loss)		8,396
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(486)
Capital gain distributions from underlying funds	9,414	8,928
Change in net unrealized appreciation (depreciation) on underlying funds		(22,024)
Net gain (loss)		(13,096)
Net increase (decrease) in net assets resulting from operations		$ (4,700)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,396
Net realized gain (loss)	8,928
Change in net unrealized appreciation (depreciation)	(22,024)
Net in net assets resulting from operations	(4,700)
Distributions to from net investment income	(7,900)
Distributions to from net realized gain	(2,482)
Total distributions	(10,382)
Share transactions - net increase (decrease)	1,268,952
Total increase (decrease) in net assets	1,253,870

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $496)	$ 1,253,870

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.676
Net realized and unrealized gain (loss)	(.751)
Total from investment operations	(.075)
Distributions from net investment income	(.605)
Distributions from net realized gain	(.170)
Total distributions	(.775)
Net asset value, end of period	$ 49.15
Total Return B, C, D	(.20)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 180
Portfolio turnover rate	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.615
Net realized and unrealized gain (loss)	(.746)
Total from investment operations	(.131)
Distributions from net investment income	(.559)
Distributions from net realized gain	(.170)
Total distributions	(.729)
Net asset value, end of period	$ 49.14
Total Return B, C, D	(.31)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 146
Portfolio turnover rate	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.517
Net realized and unrealized gain (loss)	(.752)
Total from investment operations	(.235)
Distributions from net investment income	(.465)
Distributions from net realized gain	(.170)
Total distributions	(.635)
Net asset value, end of period	$ 49.13
Total Return B, C, D	(.51)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 148
Portfolio turnover rate	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.706
Net realized and unrealized gain (loss)	(.728)
Total from investment operations	(.022)
Distributions from net investment income	(.658)
Distributions from net realized gain	(.170)
Total distributions	(.828)
Net asset value, end of period	$ 49.15
Total Return B, C	(.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 680
Portfolio turnover rate	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.738
Net realized and unrealized gain (loss)	(.760)
Total from investment operations	(.022)
Distributions from net investment income	(.658)
Distributions from net realized gain	(.170)
Total distributions	(.828)
Net asset value, end of period	$ 49.15
Total Return B, C	(.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rate	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.2
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9
Fidelity Broad Market Opportunities Fund	8.1
Fidelity Disciplined Equity Fund	5.1
Fidelity Equity Income Fund	5.1
Fidelity Large Cap Core Enhanced Index Fund	8.2
Fidelity Small Cap Opportunities Fund	3.2
40.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1
Fidelity Strategic Income Fund	2.2
4.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.6
Fidelity Strategic Real Return Fund	6.4
Fidelity Total Bond Fund	19.5
32.5
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	8.2
Fidelity Short-Term Bond Fund	8.4
16.6
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.8%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	16.6%

Expected
Domestic Equity Funds	41.8%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	31.7%
Short-Term Funds	16.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.6%
	Shares	Value
Domestic Equity Funds - 40.8%
Fidelity 100 Index Fund	22,898	$ 227,830
Fidelity Advisor Mid Cap II Fund Institutional Class	11,403	180,391
Fidelity Broad Market Opportunities Fund	31,233	299,208
Fidelity Disciplined Equity Fund	6,973	189,534
Fidelity Equity Income Fund	3,624	189,356
Fidelity Large Cap Core Enhanced Index Fund	32,121	304,509
Fidelity Small Cap Opportunities Fund	13,808	117,918
TOTAL DOMESTIC EQUITY FUNDS		1,508,746
International Equity Funds - 5.8%
Fidelity Advisor International Discovery Fund Institutional Class	5,495	213,379
TOTAL EQUITY FUNDS (Cost $1,869,637)		1,722,125
Fixed-Income Funds - 36.8%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund	9,343	78,200
Fidelity Strategic Income Fund	7,761	81,333
TOTAL HIGH YIELD FIXED-INCOME FUNDS		159,533
Investment Grade Fixed-Income Funds - 32.5%
Fidelity Government Income Fund	23,039	243,520
Fidelity Strategic Real Return Fund	23,575	238,580
Fidelity Total Bond Fund	69,003	719,009
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,201,109
TOTAL FIXED-INCOME FUNDS (Cost $1,353,031)		1,360,642
Short-Term Funds - 16.6%

Fidelity Institutional Money Market Fund Institutional Class	303,453	303,453
Fidelity Short-Term Bond Fund	35,670	307,477
TOTAL SHORT-TERM FUNDS (Cost $611,644)		610,930
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,834,312)		$ 3,693,697

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $3,834,312) - See accompanying schedule		$ 3,693,697
Cash		72
Receivable for fund shares sold		39,786
Total assets		3,733,555

Liabilities
Payable for investments purchased	$ 36,552
Distribution fees payable	153
Total liabilities		36,705

Net Assets		$ 3,696,850
Net Assets consist of:
Paid in capital		$ 3,817,363
Undistributed net investment income		1,240
Accumulated undistributed net realized gain (loss) on investments		18,862
Net unrealized appreciation (depreciation) on investments		(140,615)
Net Assets		$ 3,696,850

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($191,577 ÷ 3,897 shares)		$ 49.16

Maximum offering price per share (100/94.25 of $49.16)		$ 52.16
Class T: Net Asset Value and redemption price per share ($99,600 ÷ 2,026 shares)		$ 49.16

Maximum offering price per share (100/96.50 of $49.16)		$ 50.94

Class C: Net Asset Value and offering price per share ($99,388 ÷ 2,022 shares)A		$ 49.15

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($3,017,904 ÷ 61,383 shares)		$ 49.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($288,381 ÷ 5,866 shares)		$ 49.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 27,471
Interest		108
Total income		27,579

Expenses
Distribution fees	$ 763
Independent trustees' compensation	2
Total expenses before reductions	765
Expense reductions	(2)	763
Net investment income (loss)		26,816
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(9,177)
Capital gain distributions from underlying funds	37,131	27,954
Change in net unrealized appreciation (depreciation) on underlying funds		(140,615)
Net gain (loss)		(112,661)
Net increase (decrease) in net assets resulting from operations		$ (85,845)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,816
Net realized gain (loss)	27,954
Change in net unrealized appreciation (depreciation)	(140,615)
Net in net assets resulting from operations	(85,845)
Distributions to from net investment income	(25,576)
Distributions to from net realized gain	(9,092)
Total distributions	(34,668)
Share transactions - net increase (decrease)	3,817,363
Total increase (decrease) in net assets	3,696,850

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,240)	$ 3,696,850

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.693
Net realized and unrealized gain (loss)	(.843)
Total from investment operations	(.150)
Distributions from net investment income	(.520)
Distributions from net realized gain	(.170)
Total distributions	(.690)
Net asset value, end of period	$ 49.16
Total Return B, C, D	(.34)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 192
Portfolio turnover rate	86% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.646
Net realized and unrealized gain (loss)	(.848)
Total from investment operations	(.202)
Distributions from net investment income	(.468)
Distributions from net realized gain	(.170)
Total distributions	(.638)
Net asset value, end of period	$ 49.16
Total Return B, C, D	(.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rate	86%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.539
Net realized and unrealized gain (loss)	(.847)
Total from investment operations	(.308)
Distributions from net investment income	(.372)
Distributions from net realized gain	(.170)
Total distributions	(.542)
Net asset value, end of period	$ 49.15
Total Return B, C, D	(.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	86%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.725
Net realized and unrealized gain (loss)	(.814)
Total from investment operations	(.089)
Distributions from net investment income	(.571)
Distributions from net realized gain	(.170)
Total distributions	(.741)
Net asset value, end of period	$ 49.17
Total Return B, C	(.23)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,018
Portfolio turnover rate	86% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.741
Net realized and unrealized gain (loss)	(.840)
Total from investment operations	(.099)
Distributions from net investment income	(.571)
Distributions from net realized gain	(.170)
Total distributions	(.741)
Net asset value, end of period	$ 49.16
Total Return B, C	(.25)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 288
Portfolio turnover rate	86% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.4
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2
Fidelity Broad Market Opportunities Fund	8.5
Fidelity Disciplined Equity Fund	5.4
Fidelity Equity Income Fund	5.3
Fidelity Large Cap Core Enhanced Index Fund	8.5
Fidelity Small Cap Opportunities Fund	3.3
42.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3
Fidelity Strategic Income Fund	2.4
4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.3
Fidelity Strategic Real Return Fund	6.3
Fidelity Total Bond Fund	18.4
31.0
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	7.4
Fidelity Short-Term Bond Fund	7.6
15.0
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.6%
International Equity Funds	6.7%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	31.0%
Short-Term Funds	15.0%

Expected
Domestic Equity Funds	43.4%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.3%
Short-Term Funds	15.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.3%
	Shares	Value
Domestic Equity Funds - 42.6%
Fidelity 100 Index Fund	7,023	$ 69,876
Fidelity Advisor Mid Cap II Fund Institutional Class	3,552	56,198
Fidelity Broad Market Opportunities Fund	9,668	92,624
Fidelity Disciplined Equity Fund	2,157	58,621
Fidelity Equity Income Fund	1,104	57,691
Fidelity Large Cap Core Enhanced Index Fund	9,839	93,270
Fidelity Small Cap Opportunities Fund	4,238	36,190
TOTAL DOMESTIC EQUITY FUNDS		464,470
International Equity Funds - 6.7%
Fidelity Advisor International Discovery Fund Institutional Class	1,898	73,707
TOTAL EQUITY FUNDS (Cost $571,412)		538,177
Fixed-Income Funds - 35.7%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	2,990	25,026
Fidelity Strategic Income Fund	2,474	25,930
TOTAL HIGH YIELD FIXED-INCOME FUNDS		50,956
Investment Grade Fixed-Income Funds - 31.0%
Fidelity Government Income Fund	6,501	68,719
Fidelity Strategic Real Return Fund	6,743	68,236
Fidelity Total Bond Fund	19,297	201,075
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		338,030
TOTAL FIXED-INCOME FUNDS (Cost $384,994)		388,986
Short-Term Funds - 15.0%

Fidelity Institutional Money Market Fund Institutional Class	81,099	81,099
Fidelity Short-Term Bond Fund	9,619	82,916
TOTAL SHORT-TERM FUNDS (Cost $164,243)		164,015
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,120,649)		$ 1,091,178

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $1,120,649) - See accompanying schedule		$ 1,091,178
Cash		72
Receivable for fund shares sold		26,000
Total assets		1,117,250

Liabilities
Payable for investments purchased	$ 26,001
Distribution fees payable	171
Total liabilities		26,172

Net Assets		$ 1,091,078
Net Assets consist of:
Paid in capital		$ 1,113,191
Undistributed net investment income		435
Accumulated undistributed net realized gain (loss) on investments		6,923
Net unrealized appreciation (depreciation) on investments		(29,471)
Net Assets		$ 1,091,078

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($220,994 ÷ 4,497.9 shares)		$ 49.13

Maximum offering price per share (100/94.25 of $49.13)		$ 52.13
Class T: Net Asset Value and redemption price per share ($99,603 ÷ 2,027.3 shares)		$ 49.13

Maximum offering price per share (100/96.50 of $49.13)		$ 50.91

Class C: Net Asset Value and offering price per share ($99,371 ÷ 2,023.2 shares) A		$ 49.12

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($571,296 ÷ 11,626.6 shares)		$ 49.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,814 ÷ 2,031.4 shares)		$ 49.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,058
Interest		72
Total income		9,130

Expenses
Distribution fees	$ 805
Independent trustees' compensation	1
Total expenses before reductions	806
Expense reductions	(1)	805
Net investment income (loss)		8,325
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,178)
Capital gain distributions from underlying funds	10,997	9,819
Change in net unrealized appreciation (depreciation) on underlying funds		(29,471)
Net gain (loss)		(19,652)
Net increase (decrease) in net assets resulting from operations		$ (11,327)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,325
Net realized gain (loss)	9,819
Change in net unrealized appreciation (depreciation)	(29,471)
Net in net assets resulting from operations	(11,327)
Distributions to from net investment income	(7,890)
Distributions to from net realized gain	(2,896)
Total distributions	(10,786)
Share transactions - net increase (decrease)	1,113,191
Total increase (decrease) in net assets	1,091,078

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $435)	$ 1,091,078

Financial Highlights - Class A

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.643
Net realized and unrealized gain (loss)	(.790)
Total from investment operations	(.147)
Distributions from net investment income	(.553)
Distributions from net realized gain	(.170)
Total distributions	(.723)
Net asset value, end of period	$ 49.13
Total Return B, C	(.35)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221
Portfolio turnover rate	74% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.600
Net realized and unrealized gain (loss)	(.801)
Total from investment operations	(.201)
Distributions from net investment income	(.499)
Distributions from net realized gain	(.170)
Total distributions	(.669)
Net asset value, end of period	$ 49.13
Total Return B, C	(.45)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rate	74% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.492
Net realized and unrealized gain (loss)	(.806)
Total from investment operations	(.314)
Distributions from net investment income	(.396)
Distributions from net realized gain	(.170)
Total distributions	(.566)
Net asset value, end of period	$ 49.12
Total Return B, C	(.67)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	74% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31,2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.682
Net realized and unrealized gain (loss)	(.769)
Total from investment operations	(.087)
Distributions from net investment income	(.603)
Distributions from net realized gain	(.170)
Total distributions	(.773)
Net asset value, end of period	$ 49.14
Total Return B	(.23)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 571
Portfolio turnover rate	74% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period August 30, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.708
Net realized and unrealized gain (loss)	(.795)
Total from investment operations	(.087)
Distributions from net investment income	(.603)
Distributions from net realized gain	(.170)
Total distributions	(.773)
Net asset value, end of period	$ 49.14
Total Return B	(.23)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rate	74% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period August 30, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.6
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2
Fidelity Broad Market Opportunities Fund	8.6
Fidelity Disciplined Equity Fund	5.5
Fidelity Equity Income Fund	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.8
Fidelity Small Cap Opportunities Fund	3.3
43.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4
Fidelity Strategic Income Fund	2.5
4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2
Fidelity Strategic Real Return Fund	6.1
Fidelity Total Bond Fund	18.2
30.5
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	6.8
Fidelity Short-Term Bond Fund	7.0
13.8
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	43.4%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.5%
Short-Term Funds	13.8%

Expected
Domestic Equity Funds	44.5%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.5%
Short-Term Funds	13.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.8%
	Shares	Value
Domestic Equity Funds - 43.4%
Fidelity 100 Index Fund	7,522	$ 74,844
Fidelity Advisor Mid Cap II Fund Institutional Class	3,767	59,600
Fidelity Broad Market Opportunities Fund	10,282	98,499
Fidelity Disciplined Equity Fund	2,307	62,708
Fidelity Equity Income Fund	1,178	61,540
Fidelity Large Cap Core Enhanced Index Fund	10,544	99,957
Fidelity Small Cap Opportunities Fund	4,480	38,263
TOTAL DOMESTIC EQUITY FUNDS		495,411
International Equity Funds - 7.4%
Fidelity Advisor International Discovery Fund Institutional Class	2,178	84,560
TOTAL EQUITY FUNDS (Cost $627,496)		579,971
Fixed-Income Funds - 35.4%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	3,308	27,687
Fidelity Strategic Income Fund	2,749	28,805
TOTAL HIGH YIELD FIXED-INCOME FUNDS		56,492
Investment Grade Fixed-Income Funds - 30.5%
Fidelity Government Income Fund	6,678	70,585
Fidelity Strategic Real Return Fund	6,871	69,530
Fidelity Total Bond Fund	19,990	208,291
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		348,406
TOTAL FIXED-INCOME FUNDS (Cost $401,333)		404,898
Short-Term Funds - 13.8%

Fidelity Institutional Money Market Fund Institutional Class	77,955	77,955
Fidelity Short-Term Bond Fund	9,192	79,235
TOTAL SHORT-TERM FUNDS (Cost $157,453)		157,190
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,186,282)		$ 1,142,059

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $1,186,282) - See accompanying schedule		$ 1,142,059
Cash		72
Receivable for investments sold		873
Receivable for fund shares sold		29,950
Total assets		1,172,954

Liabilities
Payable for investments purchased	$ 29,888
Payable for fund shares redeemed	936
Distribution fees payable	334
Total liabilities		31,158

Net Assets		$ 1,141,796
Net Assets consist of:
Paid in capital		$ 1,173,941
Undistributed net investment income		431
Accumulated undistributed net realized gain (loss) on investments		11,647
Net unrealized appreciation (depreciation) on investments		(44,223)
Net Assets		$ 1,141,796

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($111,820 ÷ 2,284.4 shares)		$ 48.95

Maximum offering price per share (100/94.25 of $48.95)		$ 51.94
Class T: Net Asset Value and redemption price per share ($99,289 ÷ 2,028.5 shares)		$ 48.95

Maximum offering price per share (100/96.50 of $48.95)		$ 50.73

Class C: Net Asset Value and offering price per share ($320,422 ÷ 6,550.5 shares) A		$ 48.92

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($510,767 ÷ 10,433.7 shares)		$ 48.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,498 ÷ 2,032.6 shares)		$ 48.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 11,080
Interest		110
Total income		11,190

Expenses
Distribution fees	$ 1,224
Independent trustees' compensation	1
Total expenses before reductions	1,225
Expense reductions	(1)	1,224
Net investment income (loss)		9,966
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(337)
Capital gain distributions from underlying funds	15,690	15,353
Change in net unrealized appreciation (depreciation) on underlying funds		(44,223)
Net gain (loss)		(28,870)
Net increase (decrease) in net assets resulting from operations		$ (18,904)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008
Increase (Decrease) in Net Assets	(Unaudited)
Operations
Net investment income (loss)	$ 9,966
Net realized gain (loss)	15,353
Change in net unrealized appreciation (depreciation)	(44,223)
Net in net assets resulting from operations	(18,904)
Distributions to from net investment income	(9,535)
Distributions to from net realized gain	(3,706)
Total distributions	(13,241)
Share transactions - net increase (decrease)	1,173,941
Total increase (decrease) in net assets	1,141,796

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $431)	$ 1,141,796

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.675
Net realized and unrealized gain (loss)	(.974)
Total from investment operations	(.299)
Distributions from net investment income	(.571)
Distributions from net realized gain	(.180)
Total distributions	(.751)
Net asset value, end of period	$ 48.95
Total Return B, C, D	(.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.622
Net realized and unrealized gain (loss)	(.973)
Total from investment operations	(.351)
Distributions from net investment income	(.519)
Distributions from net realized gain	(.180)
Total distributions	(.699)
Net asset value, end of period	$ 48.95
Total Return B, C, D	(.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.502
Net realized and unrealized gain (loss)	(.962)
Total from investment operations	(.460)
Distributions from net investment income	(.440)
Distributions from net realized gain	(.180)
Total distributions	(.620)
Net asset value, end of period	$ 48.92
Total Return B, C, D	(.97)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 320
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.709
Net realized and unrealized gain (loss)	(.957)
Total from investment operations	(.248)
Distributions from net investment income	(.622)
Distributions from net realized gain	(.180)
Total distributions	(.802)
Net asset value, end of period	$ 48.95
Total Return B, C	(.56)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 511
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.731
Net realized and unrealized gain (loss)	(.979)
Total from investment operations	(.248)
Distributions from net investment income	(.622)
Distributions from net realized gain	(.180)
Total distributions	(.802)
Net asset value, end of period	$ 48.95
Total Return B, C	(.56)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.8
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4
Fidelity Broad Market Opportunities Fund	8.9
Fidelity Disciplined Equity Fund	5.6
Fidelity Equity Income Fund	5.6
Fidelity Large Cap Core Enhanced Index Fund	9.0
Fidelity Small Cap Opportunities Fund	3.6
44.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6
Fidelity Strategic Income Fund	2.6
5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8
Fidelity Strategic Real Return Fund	5.8
Fidelity Total Bond Fund	17.4
29.0
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	6.5
Fidelity Short-Term Bond Fund	6.3
12.8
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.9%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	12.8%

Expected
Domestic Equity Funds	45.5%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.3%
Short-Term Funds	13.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.0%
	Shares	Value
Domestic Equity Funds - 44.9%
Fidelity 100 Index Fund	30,242	$ 300,908
Fidelity Advisor Mid Cap II Fund Institutional Class	15,056	238,185
Fidelity Broad Market Opportunities Fund	41,152	394,233
Fidelity Disciplined Equity Fund	9,128	248,101
Fidelity Equity Income Fund	4,807	251,166
Fidelity Large Cap Core Enhanced Index Fund	41,940	397,591
Fidelity Small Cap Opportunities Fund	18,540	158,332
TOTAL DOMESTIC EQUITY FUNDS		1,988,516
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class	9,242	358,868
TOTAL EQUITY FUNDS (Cost $2,466,982)		2,347,384
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	13,677	114,480
Fidelity Strategic Income Fund	11,202	117,399
TOTAL HIGH YIELD FIXED-INCOME FUNDS		231,879
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund	24,471	258,654
Fidelity Strategic Real Return Fund	25,356	256,601
Fidelity Total Bond Fund	73,858	769,596
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,284,851
TOTAL FIXED-INCOME FUNDS (Cost $1,509,876)		1,516,730
Short-Term Funds - 12.8%

Fidelity Institutional Money Market Fund Institutional Class	286,999	286,999
Fidelity Short-Term Bond Fund	32,735	282,178
TOTAL SHORT-TERM FUNDS (Cost $569,627)		569,177
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,546,485)		$ 4,433,291

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $4,546,485) - See accompanying schedule		$ 4,433,291
Cash		72
Receivable for fund shares sold		200,000
Total assets		4,633,363

Liabilities
Payable for investments purchased	$ 199,998
Distribution fees payable	171
Total liabilities		200,169

Net Assets		$ 4,433,194
Net Assets consist of:
Paid in capital		$ 4,524,046
Undistributed net investment income		1,904
Accumulated undistributed net realized gain (loss) on investments		20,438
Net unrealized appreciation (depreciation) on investments		(113,194)
Net Assets		$ 4,433,194

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($99,332 ÷ 2,025.6 shares)		$ 49.04

Maximum offering price per share (100/94.25 of $49.04)		$ 52.03
Class T: Net Asset Value and redemption price per share ($160,243 ÷ 3,268.4 shares)		$ 49.03

Maximum offering price per share (100/96.50 of $49.03)		$ 50.81

Class C: Net Asset Value and offering price per share ($99,016 ÷ 2,019.7 shares) A		$ 49.03

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($3,975,167 ÷ 81,062.3 shares)		$ 49.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,436 ÷ 2,027.7 shares)		$ 49.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 21,890
Interest		119
Total income		22,009

Expenses
Distribution fees	$ 803
Independent trustees' compensation	2
Total expenses before reductions	805
Expense reductions	(2)	803
Net investment income (loss)		21,206
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,058)
Capital gain distributions from underlying funds	33,100	29,042
Change in net unrealized appreciation (depreciation) on underlying funds		(113,194)
Net gain (loss)		(84,152)
Net increase (decrease) in net assets resulting from operations		$ (62,946)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,206
Net realized gain (loss)	29,042
Change in net unrealized appreciation (depreciation)	(113,194)
Net in net assets resulting from operations	(62,946)
Distributions to from net investment income	(19,302)
Distributions to from net realized gain	(8,604)
Total distributions	(27,906)
Share transactions - net increase (decrease)	4,524,046
Total increase (decrease) in net assets	4,433,194

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,904)	$ 4,433,194

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.657
Net realized and unrealized gain (loss)	(.988)
Total from investment operations	(.331)
Distributions from net investment income	(.469)
Distributions from net realized gain	(.160)
Total distributions	(.629)
Net asset value, end of period	$ 49.04
Total Return B, C, D	(.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	53% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.598
Net realized and unrealized gain (loss)	(.985)
Total from investment operations	(.387)
Distributions from net investment income	(.423)
Distributions from net realized gain	(.160)
Total distributions	(.583)
Net asset value, end of period	$ 49.03
Total Return B, C, D	(.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 160
Portfolio turnover rate	53% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.495
Net realized and unrealized gain (loss)	(.987)
Total from investment operations	(.492)
Distributions from net investment income	(.318)
Distributions from net realized gain	(.160)
Total distributions	(.478)
Net asset value, end of period	$ 49.03
Total Return B, C, D	(1.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00%A
Expenses net of all reductions	1.00%A
Net investment income (loss)	2.29%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	53%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.670
Net realized and unrealized gain (loss)	(.949)
Total from investment operations	(.279)
Distributions from net investment income	(.521)
Distributions from net realized gain	(.160)
Total distributions	(.681)
Net asset value, end of period	$ 49.04
Total Return B, C	(.61)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,975
Portfolio turnover rate	53% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of sale of shares) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.712
Net realized and unrealized gain (loss)	(.991)
Total from investment operations	(.279)
Distributions from net investment income	(.521)
Distributions from net realized gain	(.160)
Total distributions	(.681)
Net asset value, end of period	$ 49.04
Total Return B, C	(.61)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	53% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of sale of shares) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.8
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4
Fidelity Broad Market Opportunities Fund	8.9
Fidelity Disciplined Equity Fund	5.7
Fidelity Equity Income Fund	5.5
Fidelity Large Cap Core Enhanced Index Fund	9.1
Fidelity Small Cap Opportunities Fund	3.4
44.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7
Fidelity Strategic Income Fund	2.8
5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.9
Fidelity Strategic Real Return Fund	5.8
Fidelity Total Bond Fund	17.4
29.1
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	5.6
Fidelity Short-Term Bond Fund	5.9
11.5
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.8%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	29.1%
Short-Term Funds	11.5%

Expected
Domestic Equity Funds	46.3%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	11.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.9%
	Shares	Value
Domestic Equity Funds - 44.8%
Fidelity 100 Index Fund	4,447	$ 44,251
Fidelity Advisor Mid Cap II Fund Institutional Class	2,249	35,583
Fidelity Broad Market Opportunities Fund	6,109	58,524
Fidelity Disciplined Equity Fund	1,379	37,485
Fidelity Equity Income Fund	689	35,985
Fidelity Large Cap Core Enhanced Index Fund	6,251	59,259
Fidelity Small Cap Opportunities Fund	2,623	22,399
TOTAL DOMESTIC EQUITY FUNDS		293,486
International Equity Funds - 9.1%
Fidelity Advisor International Discovery Fund Institutional Class	1,536	59,655
TOTAL EQUITY FUNDS (Cost $383,324)		353,141
Fixed-Income Funds - 34.6%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	2,099	17,567
Fidelity Strategic Income Fund	1,757	18,414
TOTAL HIGH YIELD FIXED-INCOME FUNDS		35,981
Investment Grade Fixed-Income Funds - 29.1%
Fidelity Government Income Fund	3,680	38,897
Fidelity Strategic Real Return Fund	3,789	38,347
Fidelity Total Bond Fund	10,923	113,816
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		191,060
TOTAL FIXED-INCOME FUNDS (Cost $224,329)		227,041
Short-Term Funds - 11.5%

Fidelity Institutional Money Market Fund Institutional Class	36,576	36,576
Fidelity Short-Term Bond Fund	4,471	38,537
TOTAL SHORT-TERM FUNDS (Cost $75,297)		75,113
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $682,950)		$ 655,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $682,950) - See accompanying schedule		$ 655,295
Cash		72
Total assets		655,367

Liabilities
Distribution fees payable	$ 263
Total liabilities		263

Net Assets		$ 655,104
Net Assets consist of:
Paid in capital		$ 674,310
Undistributed net investment income		224
Accumulated undistributed net realized gain (loss) on investments		8,225
Net unrealized appreciation (depreciation) on investments		(27,655)
Net Assets		$ 655,104

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($99,181 ÷ 2,031.2 shares)		$ 48.83

Maximum offering price per share (100/94.25 of $48.83)		$ 51.81
Class T: Net Asset Value and redemption price per share ($99,085 ÷ 2,029.1 shares)		$ 48.83

Maximum offering price per share (100/96.50 of $48.83)		$ 50.60

Class C: Net Asset Value and offering price per share ($233,998 ÷ 4,794.4 shares)A		$ 48.81

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($123,558 ÷ 2,530.4 shares)		$ 48.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,282 ÷ 2,033.2 shares)		$ 48.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 7,918
Interest		111
Total income		8,029

Expenses
Distribution fees	$ 1,068
Independent trustees' compensation	1
Total expenses before reductions	1,069
Expense reductions	(1)	1,068
Net investment income (loss)		6,961
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(143)
Capital gain distributions from underlying funds	10,896	10,753
Change in net unrealized appreciation (depreciation) on underlying funds		(27,655)
Net gain (loss)		(16,902)
Net increase (decrease) in net assets resulting from operations		$ (9,941)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,961
Net realized gain (loss)	10,753
Change in net unrealized appreciation (depreciation)	(27,655)
Net in net assets resulting from operations	(9,941)
Distributions to from net investment income	(6,737)
Distributions to from net realized gain	(2,528)
Total distributions	(9,265)
Share transactions - net increase (decrease)	674,310
Total increase (decrease) in net assets	655,104

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $224)	$ 655,104

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.632
Net realized and unrealized gain (loss)	(1.033)
Total from investment operations	(.401)
Distributions from net investment income	(.579)
Distributions from net realized gain	(.190)
Total distributions	(.769)
Net asset value, end of period	$ 48.83
Total Return B, C, D	(.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.578
Net realized and unrealized gain (loss)	(1.030)
Total from investment operations	(.452)
Distributions from net investment income	(.528)
Distributions from net realized gain	(.190)
Total distributions	(.718)
Net asset value, end of period	$ 48.83
Total Return B, C, D	(.96)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.463
Net realized and unrealized gain (loss)	(1.024)
Total from investment operations	(.561)
Distributions from net investment income	(.439)
Distributions from net realized gain	(.190)
Total distributions	(.629)
Net asset value, end of period	$ 48.81
Total Return B, C, D	(1.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 234
Portfolio turnover rate	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.675
Net realized and unrealized gain (loss)	(1.024)
Total from investment operations	(.349)
Distributions from net investment income	(.631)
Distributions from net realized gain	(.190)
Total distributions	(.821)
Net asset value, end of period	$ 48.83
Total Return B, C	(.77)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124
Portfolio turnover rate	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.687
Net realized and unrealized gain (loss)	(1.036)
Total from investment operations	(.349)
Distributions from net investment income	(.631)
Distributions from net realized gain	(.190)
Total distributions	(.821)
Net asset value, end of period	$ 48.83
Total Return B, C	(.77)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.9
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5
Fidelity Broad Market Opportunities Fund	9.1
Fidelity Disciplined Equity Fund	5.8
Fidelity Equity Income Fund	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.2
Fidelity Small Cap Opportunities Fund	3.5
45.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8
Fidelity Strategic Income Fund	3.0
5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8
Fidelity Strategic Real Return Fund	5.7
Fidelity Total Bond Fund	16.9
28.4
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	5.1
Fidelity Short-Term Bond Fund	5.3
10.4
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.7%
International Equity Funds	9.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	10.4%

Expected
Domestic Equity Funds	47.1%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	10.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.4%
	Shares	Value
Domestic Equity Funds - 45.7%
Fidelity 100 Index Fund	8,973	$ 89,286
Fidelity Advisor Mid Cap II Fund Institutional Class	4,502	71,223
Fidelity Broad Market Opportunities Fund	12,275	117,594
Fidelity Disciplined Equity Fund	2,748	74,683
Fidelity Equity Income Fund	1,413	73,809
Fidelity Large Cap Core Enhanced Index Fund	12,577	119,232
Fidelity Small Cap Opportunities Fund	5,398	46,097
TOTAL DOMESTIC EQUITY FUNDS		591,924
International Equity Funds - 9.7%
Fidelity Advisor International Discovery Fund Institutional Class	3,234	125,589
TOTAL EQUITY FUNDS (Cost $786,824)		717,513
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	4,371	36,587
Fidelity Strategic Income Fund	3,639	38,134
TOTAL HIGH YIELD FIXED-INCOME FUNDS		74,721
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund	7,066	74,690
Fidelity Strategic Real Return Fund	7,294	73,820
Fidelity Total Bond Fund	20,996	218,777
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		367,287
TOTAL FIXED-INCOME FUNDS (Cost $438,710)		442,008
Short-Term Funds - 10.4%

Fidelity Institutional Money Market Fund Institutional Class	66,609	66,609
Fidelity Short-Term Bond Fund	7,900	68,095
TOTAL SHORT-TERM FUNDS (Cost $134,935)		134,704
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,360,469)		$ 1,294,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $1,360,469) - See accompanying schedule		$ 1,294,225
Cash		72
Total assets		1,294,297

Liabilities
Payable for investments purchased	$ 3
Distribution fees payable	197
Total liabilities		200

Net Assets		$ 1,294,097
Net Assets consist of:
Paid in capital		$ 1,345,710
Undistributed net investment income		508
Accumulated undistributed net realized gain (loss) on investments		14,123
Net unrealized appreciation (depreciation) on investments		(66,244)
Net Assets		$ 1,294,097

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($349,079 ÷ 7,150.1 shares)		$ 48.82

Maximum offering price per share (100/94.25 of $48.82)		$ 51.80
Class T: Net Asset Value and redemption price per share ($99,001 ÷ 2,027.6 shares)		$ 48.83

Maximum offering price per share (100/96.50 of $48.83)		$ 50.60

Class C: Net Asset Value and offering price per share ($98,788 ÷ 2,023.5 shares)A		$ 48.82

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($648,016 ÷ 13,270.1 shares)		$ 48.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,213 ÷ 2,031.6 shares)		$ 48.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 11,623
Interest		112
Total income		11,735

Expenses
Distribution fees	$ 922
Independent trustees' compensation	1
Total expenses before reductions	923
Expense reductions	(1)	922
Net investment income (loss)		10,813
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(304)
Capital gain distributions from underlying funds	18,847	18,543
Change in net unrealized appreciation (depreciation) on underlying funds		(66,244)
Net gain (loss)		(47,701)
Net increase (decrease) in net assets resulting from operations		$ (36,888)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,813
Net realized gain (loss)	18,543
Change in net unrealized appreciation (depreciation)	(66,244)
Net in net assets resulting from operations	(36,888)
Distributions to from net investment income	(10,305)
Distributions to from net realized gain	(4,420)
Total distributions	(14,725)
Share transactions - net increase (decrease)	1,345,710
Total increase (decrease) in net assets	1,294,097

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $508)	$ 1,294,097

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.649
Net realized and unrealized gain (loss)	(1.093)
Total from investment operations	(.444)
Distributions from net investment income	(.546)
Distributions from net realized gain	(.190)
Total distributions	(.736)
Net asset value, end of period	$ 48.82
Total ReturnB, C, D	(.95)%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25%A
Expenses net of fee waivers, if any	.25%A
Expenses net of all reductions	.25%A
Net investment income (loss)	3.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 349
Portfolio turnover rate	25%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.606
Net realized and unrealized gain (loss)	(1.096)
Total from investment operations	(.490)
Distributions from net investment income	(.490)
Distributions from net realized gain	(.190)
Total distributions	(.680)
Net asset value, end of period	$ 48.83
Total Return B, C, D	(1.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50%A
Expenses net of all reductions	.50%A
Net investment income (loss)	2.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	25%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.499
Net realized and unrealized gain (loss)	(1.102)
Total from investment operations	(.603)
Distributions from net investment income	(.387)
Distributions from net realized gain	(.190)
Total distributions	(.577)
Net asset value, end of period	$ 48.82
Total Return B, C, D	(1.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.690
Net realized and unrealized gain (loss)	(1.078)
Total from investment operations	(.388)
Distributions from net investment income	(.592)
Distributions from net realized gain	(.190)
Total distributions	(.782)
Net asset value, end of period	$ 48.83
Total Return B, C	(.84)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 648
Portfolio turnover rate	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.713
Net realized and unrealized gain (loss)	(1.101)
Total from investment operations	(.388)
Distributions from net investment income	(.592)
Distributions from net realized gain	(.190)
Total distributions	(.782)
Net asset value, end of period	$ 48.83
Total Return B, C	(.84)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00%A
Expenses net of all reductions	.00%A
Net investment income (loss)	3.32%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	25%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	7.1
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7
Fidelity Broad Market Opportunities Fund	9.4
Fidelity Disciplined Equity Fund	6.0
Fidelity Equity Income Fund	5.8
Fidelity Large Cap Core Enhanced Index Fund	9.5
Fidelity Small Cap Opportunities Fund	3.6
47.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0
Fidelity Strategic Income Fund	3.1
6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6
Fidelity Strategic Real Return Fund	5.6
Fidelity Total Bond Fund	16.5
27.7
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	3.9
Fidelity Short-Term Bond Fund	4.3
8.2
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.1%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	8.2%

Expected
Domestic Equity Funds	48.1%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	8.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.0%
	Shares	Value
Domestic Equity Funds - 47.1%
Fidelity 100 Index Fund	5,177	$ 51,509
Fidelity Advisor Mid Cap II Fund Institutional Class	2,621	41,466
Fidelity Broad Market Opportunities Fund	7,122	68,228
Fidelity Disciplined Equity Fund	1,603	43,562
Fidelity Equity Income Fund	808	42,212
Fidelity Large Cap Core Enhanced Index Fund	7,278	68,992
Fidelity Small Cap Opportunities Fund	3,074	26,250
TOTAL DOMESTIC EQUITY FUNDS		342,219
International Equity Funds - 10.9%
Fidelity Advisor International Discovery Fund Institutional Class	2,043	79,318
TOTAL EQUITY FUNDS (Cost $453,841)		421,537
Fixed-Income Funds - 33.8%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	2,579	21,583
Fidelity Strategic Income Fund	2,146	22,490
TOTAL HIGH YIELD FIXED-INCOME FUNDS		44,073
Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund	3,878	40,992
Fidelity Strategic Real Return Fund	4,012	40,605
Fidelity Total Bond Fund	11,539	120,234
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		201,831
TOTAL FIXED-INCOME FUNDS (Cost $243,595)		245,904
Short-Term Funds - 8.2%

Fidelity Institutional Money Market Fund Institutional Class	28,633	28,633
Fidelity Short-Term Bond Fund	3,631	31,298
TOTAL SHORT-TERM FUNDS (Cost $60,072)		59,931
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $757,508)		$ 727,372

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $757,508) - See accompanying schedule		$ 727,372
Cash		72
Total assets		727,444

Liabilities
Payable for investments purchased	$ 67
Distribution fees payable	145
Total liabilities		212

Net Assets		$ 727,232
Net Assets consist of:
Paid in capital		$ 747,154
Undistributed net investment income		264
Accumulated undistributed net realized gain (loss) on investments		9,950
Net unrealized appreciation (depreciation) on investments		(30,136)
Net Assets		$ 727,232

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($98,954 ÷ 2,030 shares)		$ 48.75

Maximum offering price per share (100/94.25 of $48.75)		$ 51.72
Class T: Net Asset Value and redemption price per share ($98,849 ÷ 2,028 shares)		$ 48.74

Maximum offering price per share (100/96.50 of $48.74)		$ 50.51

Class C: Net Asset Value and offering price per share ($98,641 ÷ 2,024 shares)A		$ 48.74

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($331,730 ÷ 6,805 shares)		$ 48.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,058 ÷ 2,032 shares)		$ 48.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 8,064
Interest		113
Total income		8,177

Expenses
Distribution fees		760
Net investment income (loss)		7,417
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	$ (151)
Capital gain distributions from underlying funds	13,064	12,913
Change in net unrealized appreciation (depreciation) on underlying funds		(30,136)
Net gain (loss)		(17,223)
Net increase (decrease) in net assets resulting from operations		$ (9,806)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,417
Net realized gain (loss)	12,913
Change in net unrealized appreciation (depreciation)	(30,136)
Net in net assets resulting from operations	(9,806)
Distributions to from net investment income	(7,153)
Distributions to from net realized gain	(2,963)
Total distributions	(10,116)
Share transactions - net increase (decrease)	747,154
Total increase (decrease) in net assets	727,232

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $264)	$ 727,232

Financial Highlights - Class A

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.624
Net realized and unrealized gain (loss)	(1.135)
Total from investment operations	(.511)
Distributions from net investment income	(.539)
Distributions from net realized gain	(.200)
Total distributions	(.739)
Net asset value, end of period	$ 48.75
Total Return B, C	(1.09)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.570
Net realized and unrealized gain (loss)	(1.142)
Total from investment operations	(.572)
Distributions from net investment income	(.488)
Distributions from net realized gain	(.200)
Total distributions	(.688)
Net asset value, end of period	$ 48.74
Total Return B, C	(1.21)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.463
Net realized and unrealized gain (loss)	(1.138)
Total from investment operations	(.675)
Distributions from net investment income	(.385)
Distributions from net realized gain	(.200)
Total distributions	(.585)
Net asset value, end of period	$ 48.74
Total Return B, C	(1.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.662
Net realized and unrealized gain (loss)	(1.120)
Total from investment operations	(.458)
Distributions from net investment income	(.592)
Distributions from net realized gain	(.200)
Total distributions	(.792)
Net asset value, end of period	$ 48.75
Total Return B	(.99)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 332
Portfolio turnover rate	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period August 30, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.679
Net realized and unrealized gain (loss)	(1.137)
Total from investment operations	(.458)
Distributions from net investment income	(.592)
Distributions from net realized gain	(.200)
Total distributions	(.792)
Net asset value, end of period	$ 48.75
Total Return B	(.99)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period August 30, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	7.3
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8
Fidelity Broad Market Opportunities Fund	9.5
Fidelity Disciplined Equity Fund	6.0
Fidelity Equity Income Fund	6.0
Fidelity Large Cap Core Enhanced Index Fund	9.6
Fidelity Small Cap Opportunities Fund	3.7
47.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2
Fidelity Strategic Income Fund	3.3
6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7
Fidelity Strategic Real Return Fund	5.6
Fidelity Total Bond Fund	16.8
28.1
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	2.8
Fidelity Short-Term Bond Fund	3.0
5.8
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.9%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	28.1%
Short-Term Funds	5.8%

Expected
Domestic Equity Funds	49.3%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	6.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.6%
	Shares	Value
Domestic Equity Funds - 47.9%
Fidelity 100 Index Fund	12,038	$ 119,782
Fidelity Advisor Mid Cap II Fund Institutional Class	6,009	95,064
Fidelity Broad Market Opportunities Fund	16,344	156,571
Fidelity Disciplined Equity Fund	3,670	99,750
Fidelity Equity Income Fund	1,884	98,461
Fidelity Large Cap Core Enhanced Index Fund	16,795	159,217
Fidelity Small Cap Opportunities Fund	7,199	61,476
TOTAL DOMESTIC EQUITY FUNDS		790,321
International Equity Funds - 11.7%
Fidelity Advisor International Discovery Fund Institutional Class	4,965	192,801
TOTAL EQUITY FUNDS (Cost $1,088,121)		983,122
Fixed-Income Funds - 34.6%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	6,229	52,139
Fidelity Strategic Income Fund	5,222	54,732
TOTAL HIGH YIELD FIXED-INCOME FUNDS		106,871
Investment Grade Fixed-Income Funds - 28.1%
Fidelity Government Income Fund	8,891	93,976
Fidelity Strategic Real Return Fund	9,088	91,969
Fidelity Total Bond Fund	26,591	277,079
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		463,024
TOTAL FIXED-INCOME FUNDS (Cost $566,217)		569,895
Short-Term Funds - 5.8%

Fidelity Institutional Money Market Fund Institutional Class	47,181	47,181
Fidelity Short-Term Bond Fund	5,719	49,300
TOTAL SHORT-TERM FUNDS (Cost $96,649)		96,481
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,750,987)		$ 1,649,498

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $1,750,987) - See accompanying schedule	$ 1,649,498
Cash	74
Total assets	1,649,572

Liabilities
Distribution fees payable	232

Net Assets	$ 1,649,340
Net Assets consist of:
Paid in capital	$ 1,733,448
Undistributed net investment income	596
Accumulated undistributed net realized gain (loss) on investments	16,785
Net unrealized appreciation (depreciation) on investments	(101,489)
Net Assets	$ 1,649,340

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($98,929 ÷ 2,027.48 shares)	$ 48.79

Maximum offering price per share (100/94.25 of $48.79)	$ 51.77
Class T: Net Asset Value and redemption price per share ($305,786 ÷ 6,267.99 shares)	$ 48.79

Maximum offering price per share (100/96.50 of $48.79)	$ 50.56

Class C: Net Asset Value and offering price per share ($98,617 ÷ 2,021.46 shares)A	$ 48.79

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($1,022,530 ÷ 20,954.01 shares)	$ 48.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($123,478 ÷ 2,530.44 shares)	$ 48.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 13,401
Interest		75
Total income		13,476

Expenses
Distribution fees	$ 1,010
Independent trustee's compensation	1
Total expenses before reductions	1,011
Expense reductions	(1)	1,010
Net investment income (loss)		12,466
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(522)
Capital gain distributions from underlying funds	22,298	21,776
Change in net unrealized appreciation (depreciation) on underlying funds		(101,489)
Net gain (loss)		(79,713)
Net increase (decrease) in net assets resulting from operations		$ (67,247)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,466
Net realized gain (loss)	21,776
Change in net unrealized appreciation (depreciation)	(101,489)
Net in net assets resulting from operations	(67,247)
Distributions to from net investment income	(11,870)
Distributions to from net realized gain	(4,991)
Total distributions	(16,861)
Share transactions - net increase (decrease)	1,733,448
Total increase (decrease) in net assets	1,649,340

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $596)	$ 1,649,340

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.592
Net realized and unrealized gain (loss)	(1.125)
Total from investment operations	(.533)
Distributions from net investment income	(.487)
Distributions from net realized gain	(.190)
Total distributions	(.677)
Net asset value, end of period	$ 48.79
Total Return B, C, D	(1.13)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.525
Net realized and unrealized gain (loss)	(1.102)
Total from investment operations	(.577)
Distributions from net investment income	(.443)
Distributions from net realized gain	(.190)
Total distributions	(.633)
Net asset value, end of period	$ 48.79
Total Return B, C, D	(1.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50%A
Expenses net of all reductions	.50%A
Net investment income (loss)	2.48%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 306
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.430
Net realized and unrealized gain (loss)	(1.116)
Total from investment operations	(.686)
Distributions from net investment income	(.334)
Distributions from net realized gain	(.190)
Total distributions	(.524)
Net asset value, end of period	$ 48.79
Total ReturnB, C, D	(1.42)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%A
Expenses net of fee waivers, if any	1.00%A
Expenses net of all reductions	1.00%A
Net investment income (loss)	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.623
Net realized and unrealized gain (loss)	(1.094)
Total from investment operations	(.471)
Distributions from net investment income	(.539)
Distributions from net realized gain	(.190)
Total distributions	(.729)
Net asset value, end of period	$ 48.80
Total ReturnB, C	(1.01)%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%A
Expenses net of fee waivers, if any	.00%A
Expenses net of all reductions	.00%A
Net investment income (loss)	2.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,023
Portfolio turnover rate	13%A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.643
Net realized and unrealized gain (loss)	(1.114)
Total from investment operations	(.471)
Distributions from net investment income	(.539)
Distributions from net realized gain	(.190)
Total distributions	(.729)
Net asset value, end of period	$ 48.80
Total ReturnB, C	(1.01)%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%A
Expenses net of fee waivers, if any	.00%A
Expenses net of all reductions	.00%A
Net investment income (loss)	2.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 123
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	7.6
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0
Fidelity Broad Market Opportunities Fund	10.1
Fidelity Disciplined Equity Fund	6.3
Fidelity Equity Income Fund	6.5
Fidelity Large Cap Core Enhanced Index Fund	10.2
Fidelity Small Cap Opportunities Fund	4.1
50.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3
Fidelity Strategic Income Fund	3.3
6.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3
Fidelity Strategic Real Return Fund	5.3
Fidelity Total Bond Fund	15.7
26.3
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	2.0
Fidelity Short-Term Bond Fund	1.9
3.9
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.8%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	3.9%

Expected
Domestic Equity Funds	50.6%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	4.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.2%
	Shares	Value
Domestic Equity Funds - 50.8%
Fidelity 100 Index Fund	7,927	$ 78,876
Fidelity Advisor Mid Cap II Fund Institutional Class	3,938	62,302
Fidelity Broad Market Opportunities Fund	10,898	104,405
Fidelity Disciplined Equity Fund	2,393	65,046
Fidelity Equity Income Fund	1,275	66,622
Fidelity Large Cap Core Enhanced Index Fund	11,050	104,752
Fidelity Small Cap Opportunities Fund	4,943	42,211
TOTAL DOMESTIC EQUITY FUNDS		524,214
International Equity Funds - 12.4%
Fidelity Advisor International Discovery Fund Institutional Class	3,311	128,557
TOTAL EQUITY FUNDS (Cost $671,309)		652,771
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 6.6%
Fidelity Capital & Income Fund	4,069	34,060
Fidelity Strategic Income Fund	3,267	34,236
TOTAL HIGH YIELD FIXED-INCOME FUNDS		68,296
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund	5,158	54,516
Fidelity Strategic Real Return Fund	5,394	54,583
Fidelity Total Bond Fund	15,607	162,623
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		271,722
TOTAL FIXED-INCOME FUNDS (Cost $338,466)		340,018
Short-Term Funds - 3.9%

Fidelity Institutional Money Market Fund Institutional Class	19,866	19,866
Fidelity Short-Term Bond Fund	2,300	19,830
TOTAL SHORT-TERM FUNDS (Cost $39,714)		39,696
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,049,489)		$ 1,032,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $1,049,489) - See accompanying schedule	$ 1,032,485
Cash	39
Total assets	1,032,524

Liabilities
Distribution fees payable	143

Net Assets	$ 1,032,381
Net Assets consist of:
Paid in capital	$ 1,049,369
Undistributed net investment income	309
Accumulated undistributed net realized gain (loss) on investments	(293)
Net unrealized appreciation (depreciation) on investments	(17,004)
Net Assets	$ 1,032,381

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,403 ÷ 2,001.6 shares)	$ 47.66

Maximum offering price per share (100/94.25 of $47.66)	$ 50.57
Class T: Net Asset Value and redemption price per share ($95,382 ÷ 2,001.3 shares)	$ 47.66

Maximum offering price per share (100/96.50 of $47.66)	$ 49.39

Class C: Net Asset Value and offering price per share ($95,340 ÷ 2,001.0 shares)A	$ 47.65

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($650,832 ÷ 13,653.2 shares)	$ 47.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,424 ÷ 2,001.9 shares)	$ 47.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period December 31, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 803
Interest		39
Total income		842

Expenses
Distribution fees		147
Net investment income (loss)		695
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	$ (293)
Change in net unrealized appreciation (depreciation) on underlying funds	(17,004)
Net gain (loss)		(17,297)
Net increase (decrease) in net assets resulting from operations		$ (16,602)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period December 31, 2007 (commencement of operations) to January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 695
Net realized gain (loss)	(293)
Change in net unrealized appreciation (depreciation)	(17,004)
Net in net assets resulting from operations	(16,602)
Distributions to from net investment income	(386)
Share transactions - net increase (decrease)	1,049,369
Total increase (decrease) in net assets	1,032,381

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $309)	$ 1,032,381

Financial Highlights - Class A

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.055
Net realized and unrealized gain (loss)	(2.381)
Total from investment operations	(2.326)
Distributions from net investment income	(.014)
Net asset value, end of period	$ 47.66
Total Return B, C	(4.65)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.035
Net realized and unrealized gain (loss)	(2.369)
Total from investment operations	(2.334)
Distributions from net investment income	(.006)
Net asset value, end of period	$ 47.66
Total Return B, C	(4.67)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.024
Net realized and unrealized gain (loss)	(2.374)
Total from investment operations	(2.350)
Net asset value, end of period	$ 47.65
Total Return B, C	(4.70)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.057
Net realized and unrealized gain (loss)	(2.365)
Total from investment operations	(2.308)
Distributions from net investment income	(.022)
Net asset value, end of period	$ 47.67
Total Return B	(4.62)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 651
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period December 31, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.066
Net realized and unrealized gain (loss)	(2.374)
Total from investment operations	(2.308)
Distributions from net investment income	(.022)
Net asset value, end of period	$ 47.67
Total Return B	(4.62)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period December 31, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	7.7
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0
Fidelity Broad Market Opportunities Fund	10.1
Fidelity Disciplined Equity Fund	6.3
Fidelity Equity Income Fund	6.5
Fidelity Large Cap Core Enhanced Index Fund	10.1
Fidelity Small Cap Opportunities Fund	4.0
50.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.5
Fidelity Strategic Income Fund	3.5
7.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5
Fidelity Strategic Real Return Fund	5.4
Fidelity Total Bond Fund	16.3
27.2
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	1.4
Fidelity Short-Term Bond Fund	1.4
2.8
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.7%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	2.8%

Expected
Domestic Equity Funds	51.4%
International Equity Funds	12.9%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	2.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.0%
	Shares	Value
Domestic Equity Funds - 50.7%
Fidelity 100 Index Fund	5,197	$ 51,713
Fidelity Advisor Mid Cap II Fund Institutional Class	2,578	40,777
Fidelity Broad Market Opportunities Fund	7,094	67,963
Fidelity Disciplined Equity Fund	1,561	42,425
Fidelity Equity Income Fund	835	43,612
Fidelity Large Cap Core Enhanced Index Fund	7,232	68,558
Fidelity Small Cap Opportunities Fund	3,199	27,323
TOTAL DOMESTIC EQUITY FUNDS		342,371
International Equity Funds - 12.3%
Fidelity Advisor International Discovery Fund Institutional Class	2,148	83,397
TOTAL EQUITY FUNDS (Cost $451,692)		425,768
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 7.0%
Fidelity Capital & Income Fund	2,791	23,362
Fidelity Strategic Income Fund	2,287	23,971
TOTAL HIGH YIELD FIXED-INCOME FUNDS		47,333
Investment Grade Fixed-Income Funds - 27.2%
Fidelity Government Income Fund	3,508	37,079
Fidelity Strategic Real Return Fund	3,640	36,832
Fidelity Total Bond Fund	10,582	110,269
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		184,180
TOTAL FIXED-INCOME FUNDS (Cost $230,557)		231,513
Short-Term Funds - 2.8%

Fidelity Institutional Money Market Fund Institutional Class	9,416	9,416
Fidelity Short-Term Bond Fund	1,093	9,420
TOTAL SHORT-TERM FUNDS (Cost $18,832)		18,836
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $701,081)		$ 676,117

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $701,081) - See accompanying schedule		$ 676,117
Cash		39
Receivable for investments sold		2
Receivable for fund shares sold		1,350
Total assets		677,508

Liabilities
Payable for investments purchased	$ 1,352
Distribution fees payable	140
Total liabilities		1,492

Net Assets		$ 676,016
Net Assets consist of:
Paid in capital		$ 700,850
Undistributed net investment income		210
Accumulated undistributed net realized gain (loss) on investments		(80)
Net unrealized appreciation (depreciation) on investments		(24,964)
Net Assets		$ 676,016

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,416 ÷ 2,002.3 shares)		$ 47.65

Maximum offering price per share (100/94.25 of $47.65)		$ 50.56
Class T: Net Asset Value and redemption price per share ($95,395 ÷ 2,001.9 shares)		$ 47.65

Maximum offering price per share (100/96.50 of $47.65)		$ 49.38

Class C: Net Asset Value and offering price per share ($95,353 ÷ 2,001.3 shares)A		$ 47.65

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($294,415 ÷ 6,178.2 shares)		$ 47.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,437 ÷ 2,002.6 shares)		$ 47.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period December 31, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 745
Interest		39
Total income		784

Expenses
Distribution fees		147
Net investment income (loss)		637
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	$ (80)
Change in net unrealized appreciation (depreciation) on underlying funds	(24,964)
Net gain (loss)		(25,044)
Net increase (decrease) in net assets resulting from operations		$ (24,407)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period December 31, 2007 (commencement of operations) to January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 637
Net realized gain (loss)	(80)
Change in net unrealized appreciation (depreciation)	(24,964)
Net in net assets resulting from operations	(24,407)
Distributions to from net investment income	(427)
Share transactions - net increase (decrease)	700,850
Total increase (decrease) in net assets	676,016

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $210)	$ 676,016

Financial Highlights - Class A

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.056
Net realized and unrealized gain (loss)	(2.376)
Total from investment operations	(2.320)
Distributions from net investment income	(.030)
Net asset value, end of period	$ 47.65
Total Return B, C	(4.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	-% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.045
Net realized and unrealized gain (loss)	(2.373)
Total from investment operations	(2.328)
Distributions from net investment income	(.022)
Net asset value, end of period	$ 47.65
Total Return B, C	(4.66)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	-% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than 1%.

Financial Highlights - Class C

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.024
Net realized and unrealized gain (loss)	(2.368)
Total from investment operations	(2.344)
Distributions from net investment income	(.006)
Net asset value, end of period	$ 47.65
Total Return B, C	(4.69)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	-% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.061
Net realized and unrealized gain (loss)	(2.373)
Total from investment operations	(2.312)
Distributions from net investment income	(.038)
Net asset value, end of period	$ 47.65
Total Return B	(4.62)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 294
Portfolio turnover rate	-% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period December 31, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Amount represents less than 1%.

Financial Highlights - Institutional Class

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.066
Net realized and unrealized gain (loss)	(2.368)
Total from investment operations	(2.302)
Distributions from net investment income	(.038)
Net asset value, end of period	$ 47.66
Total Return B	(4.60)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	-% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period December 31, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	7.8
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1
Fidelity Broad Market Opportunities Fund	10.2
Fidelity Disciplined Equity Fund	6.4
Fidelity Equity Income Fund	6.6
Fidelity Large Cap Core Enhanced Index Fund	10.3
Fidelity Small Cap Opportunities Fund	4.2
51.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.5
Fidelity Strategic Income Fund	3.6
7.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4
Fidelity Strategic Real Return Fund	5.4
Fidelity Total Bond Fund	16.0
26.8
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	1.1
Fidelity Short-Term Bond Fund	1.0
2.1
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	51.6%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	2.1%

Expected
Domestic Equity Funds	51.9%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	6.9%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	2.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.0%
	Shares	Value
Domestic Equity Funds - 51.6%
Fidelity 100 Index Fund	7,356	$ 73,195
Fidelity Advisor Mid Cap II Fund Institutional Class	3,630	57,419
Fidelity Broad Market Opportunities Fund	10,076	96,525
Fidelity Disciplined Equity Fund	2,206	59,959
Fidelity Equity Income Fund	1,189	62,148
Fidelity Large Cap Core Enhanced Index Fund	10,221	96,894
Fidelity Small Cap Opportunities Fund	4,608	39,349
TOTAL DOMESTIC EQUITY FUNDS		485,489
International Equity Funds - 12.4%
Fidelity Advisor International Discovery Fund Institutional Class	3,002	116,562
TOTAL EQUITY FUNDS (Cost $637,308)		602,051
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 7.1%
Fidelity Capital & Income Fund	3,978	33,300
Fidelity Strategic Income Fund	3,223	33,778
TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,078
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund	4,797	50,705
Fidelity Strategic Real Return Fund	4,988	50,483
Fidelity Total Bond Fund	14,488	150,963
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		252,151
TOTAL FIXED-INCOME FUNDS (Cost $318,011)		319,229
Short-Term Funds - 2.1%

Fidelity Institutional Money Market Fund Institutional Class	9,663	9,663
Fidelity Short-Term Bond Fund	1,119	9,649
TOTAL SHORT-TERM FUNDS (Cost $19,309)		19,312
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $974,628)		$ 940,592

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $974,628) - See accompanying schedule		$ 940,592
Cash		39
Receivable for investments sold		3
Total assets		940,634

Liabilities
Payable for investments purchased	$ 2
Distribution fees payable	140
Total liabilities		142

Net Assets		$ 940,492
Net Assets consist of:
Paid in capital		$ 974,341
Undistributed net investment income		302
Accumulated undistributed net realized gain (loss) on investments		(115)
Net unrealized appreciation (depreciation) on investments		(34,036)
Net Assets		$ 940,492

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,382 ÷ 2,002.2 shares)		$ 47.64

Maximum offering price per share (100/94.25 of $47.64)		$ 50.55
Class T: Net Asset Value and redemption price per share ($95,361 ÷ 2,001.7 shares)		$ 47.64

Maximum offering price per share (100/96.50 of $47.64)		$ 49.37

Class C: Net Asset Value and offering price per share ($95,320 ÷ 2,001.3 shares) A		$ 47.63

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($559,026 ÷ 11,734.2 shares)		$ 47.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,403 ÷ 2,002.5 shares)		$ 47.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the period December 31, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds	$ 1,010
Interest	39
Total income	1,049

Expenses
Distribution fees	147
Net investment income (loss)	902
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(115)
Change in net unrealized appreciation (depreciation) on underlying funds	(34,036)
Net gain (loss)	(34,151)
Net increase (decrease) in net assets resulting from operations	$ (33,249)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period December 31, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 902
Net realized gain (loss)	(115)
Change in net unrealized appreciation (depreciation)	(34,036)
Net in net assets resulting from operations	(33,249)
Distributions to from net investment income	(600)
Share transactions - net increase (decrease)	974,341
Total increase (decrease) in net assets	940,492

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $302)	$ 940,492

Financial Highlights - Class A

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.054
Net realized and unrealized gain (loss)	(2.386)
Total from investment operations	(2.332)
Distributions from net investment income	(.028)
Net asset value, end of period	$ 47.64
Total Return B, C	(4.66)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.044
Net realized and unrealized gain (loss)	(2.384)
Total from investment operations	(2.340)
Distributions from net investment income	(.020)
Net asset value, end of period	$ 47.64
Total Return B, C	(4.69)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.023
Net realized and unrealized gain (loss)	(2.389)
Total from investment operations	(2.366)
Distributions from net investment income	(.004)
Net asset value, end of period	$ 47.63
Total Return B, C	(4.73)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.059
Net realized and unrealized gain (loss)	(2.383)
Total from investment operations	(2.324)
Distributions from net investment income	(.036)
Net asset value, end of period	$ 47.64
Total Return B	(4.65)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 559
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period December 31, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.055
Net realized and unrealized gain (loss)	(2.379)
Total from investment operations	(2.324)
Distributions from net investment income	(.036)
Net asset value, end of period	$ 47.64
Total Return B	(4.65)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period December 31, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR) and its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of each Fund's federal tax return.

Dividends are declared and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Income Replacement 2016 Fund	$ 5,943,761	$ 29,751	$ (202,277)	$ (172,526)
Fidelity Income Replacement 2018 Fund	4,535,026	24,870	(167,311)	(142,441)
Fidelity Income Replacement 2020 Fund	1,276,020	9,493	(31,516)	(22,023)
Fidelity Income Replacement 2022 Fund	3,834,313	15,589	(156,205)	(140,616)
Fidelity Income Replacement 2024 Fund	1,120,649	7,203	(36,674)	(29,471)
Fidelity Income Replacement 2026 Fund	1,186,282	6,513	(50,736)	(44,223)
Fidelity Income Replacement 2028 Fund	4,546,485	29,713	(142,907)	(113,194)
Fidelity Income Replacement 2030 Fund	682,950	3,628	(31,283)	(27,655)
Fidelity Income Replacement 2032 Fund	1,360,469	5,252	(71,496)	(66,244)
Fidelity Income Replacement 2034 Fund	757,508	3,265	(33,401)	(30,136)
Fidelity Income Replacement 2036 Fund	1,750,987	6,961	(108,450)	(101,489)
Fidelity Income Replacement 2038 Fund	1,049,489	8,885	(25,889)	(17,004)
Fidelity Income Replacement 2040 Fund	701,081	3,392	(28,356)	(24,964)
Fidelity Income Replacement 2042 Fund	974,627	2,112	(36,147)	(34,035)

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Purchase & Sales of Investments

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	7,976,974	2,017,587
Fidelity Income Replacement 2018 Fund	5,640,290	1,091,653
Fidelity Income Replacement 2020 Fund	1,401,046	124,540
Fidelity Income Replacement 2022 Fund	4,571,275	727,790
Fidelity Income Replacement 2024 Fund	1,339,214	217,465
Fidelity Income Replacement 2026 Fund	1,325,310	138,691
Fidelity Income Replacement 2028 Fund	4,941,421	390,877
Fidelity Income Replacement 2030 Fund	750,199	67,107
Fidelity Income Replacement 2032 Fund	1,450,060	89,288
Fidelity Income Replacement 2034 Fund	810,451	52,792
Fidelity Income Replacement 2036 Fund	1,810,293	58,784
Fidelity Income Replacement 2038 Fund	1,061,532	11,782
Fidelity Income Replacement 2040 Fund	702,345	1,185
Fidelity Income Replacement 2042 Fund	989,917	15,180

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 183	$ 104
Class T	.25%	.25%	300	214
Class C	.75%	.25%	2,359	2,355
			$ 2,842	$ 2,673
Fidelity Income Replacement 2018 Fund
Class A	0%	.25%	$ 159	$ 104
Class T	.25%	.25%	248	220
Class C	.75%	.25%	534	534
			$ 941	$ 858
Fidelity Income Replacement 2020 Fund
Class A	0%	.25%	$ 119	$ 106
Class T	.25%	.25%	268	214
Class C	.75%	.25%	530	530
			$ 917	$ 850
Fidelity Income Replacement 2022 Fund
Class A	0%	.25%	$ 115	$ 107
Class T	.25%	.25%	216	216
Class C	.75%	.25%	432	432
			$ 763	$ 755
Fidelity Income Replacement 2024 Fund
Class A	0%	.25%	$ 155	$ 107
Class T	.25%	.25%	218	218
Class C	.75%	.25%	432	432
			$ 805	$ 757
Fidelity Income Replacement 2026 Fund
Class A	0%	.25%	$ 114	$ 108
Class T	.25%	.25%	216	216
Class C	.75%	.25%	894	893
			$ 1,224	$ 1,217
Fidelity Income Replacement 2028 Fund
Class A	0%	.25%	$ 108	$ 108
Class T	.25%	.25%	262	214
Class C	.75%	.25%	433	433
			$ 803	$ 755
Fidelity Income Replacement 2030 Fund
Class A	0%	.25%	$ 108	$ 108
Class T	.25%	.25%	216	216
Class C	.75%	.25%	744	743
			$ 1,068	$ 1,067

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2032 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 273	$ 106
Class T	.25%	.25%	216	216
Class C	.75%	.25%	433	433
			$ 922	$ 755
Fidelity Income Replacement 2034 Fund
Class A	0%	.25%	$ 109	$ 109
Class T	.25%	.25%	218	218
Class C	.75%	.25%	433	433
			$ 760	$ 760
Fidelity Income Replacement 2036 Fund
Class A	0%	.25%	$ 109	$ 109
Class T	.25%	.25%	468	212
Class C	.75%	.25%	433	433
			$ 1,010	$ 754
Fidelity Income Replacement 2038 Fund
Class A	0%	.25%	$ 21	$ 21
Class T	.25%	.25%	42	42
Class C	.75%	.25%	84	84
			$ 147	$ 147
Fidelity Income Replacement 2040 Fund
Class A	0%	.25%	$ 21	$ 21
Class T	.25%	.25%	42	42
Class C	.75%	.25%	84	84
			$ 147	$ 147
Fidelity Income Replacement 2042 Fund
Class A	0%	.25%	$ 21	$ 21
Class T	.25%	.25%	42	42
Class C	.75%	.25%	84	84
			$ 147	$ 147

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 2,450
Class T	264
Class C*	177
$ 2,891
Fidelity Income Replacement 2018 Fund
Class A	$ 2,516
Class T	125
$ 2,641
Fidelity Income Replacement 2020 Fund
Class A	$ 643
Class T	237
$ 880

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Income Replacement 2022 Fund	Retained by FDC
Class A	$ 412
Fidelity Income Replacement 2024 Fund
Class A	$ 996
Fidelity Income Replacement 2028 Fund
Class T	$ 163
Fidelity Income Replacement 2032 Fund
Class A	$ 1,114

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded 0.00% of average net assets plus distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

Reimbursement from adviser
Fidelity Income Replacement 2016 Fund
Income Replacement 2016	$ 3
Fidelity Income Replacement 2018 Fund
Income Replacement 2018	2
Fidelity Income Replacement 2020 Fund
Income Replacement 2020	1
Fidelity Income Replacement 2022 Fund
Income Replacement 2022	2
Fidelity Income Replacement 2024 Fund
Income Replacement 2024	1
Fidelity Income Replacement 2026 Fund
Income Replacement 2026	1
Fidelity Income Replacement 2028 Fund
Income Replacement 2028	2
Fidelity Income Replacement 2030 Fund
Income Replacement 2030	1
Fidelity Income Replacement 2032 Fund
Income Replacement 2032	1
Fidelity Income Replacement 2036 Fund
Income Replacement 2036	1

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

6. Other - continued

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Income Replacement 2016 Fund	Income Replacement 2028 Fund
Fidelity Broad Market Opportunities Fund	11%	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Broad Market Opportunities Fund	71%

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
Fidelity Income Replacement 2020 Fund	32%
Fidelity Income Replacement 2022 Fund	11%
Fidelity Income Replacement 2024 Fund	37%
Fidelity Income Replacement 2026 Fund	35%
Fidelity Income Replacement 2030 Fund	61%
Fidelity Income Replacement 2032 Fund	31%
Fidelity Income Replacement 2034 Fund	54%
Fidelity Income Replacement 2036 Fund	25%
Fidelity Income Replacement 2038 Fund	37%
Fidelity Income Replacement 2040 Fund	57%
Fidelity Income Replacement 2042 Fund	41%

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended January 31, 2008 A
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 2,052
Class T	1,490
Class C	5,633
Income Replacement 2016	28,906
Institutional Class	1,299
Total	$ 39,380
From net realized gain
Class A	$ 614
Class T	512
Class C	2,180
Income Replacement 2016	9,335
Institutional Class	282
Total	$ 12,923
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 1,534
Class T	1,224
Class C	1,208
Income Replacement 2018	23,768
Institutional Class	1,298
Total	$ 29,032

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

Period ended January 31, 2008 A
From net realized gain
Class A	$ 262
Class T	323
Class C	389
Income Replacement 2018	6,892
Institutional Class	262
Total	$ 8,128
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 1,285
Class T	1,454
Class C	1,236
Income Replacement 2020	2,600
Institutional Class	1,325
Total	$ 7,900
From net realized gain
Class A	$ 342
Class T	498
Class C	510
Income Replacement 2020	790
Institutional Class	342
Total	$ 2,482
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 1,104
Class T	941
Class C	747
Income Replacement 2022	20,131
Institutional Class	2,653
Total	$ 25,576
From net realized gain
Class A	$ 341
Class T	341
Class C	341
Income Replacement 2022	7,075
Institutional Class	994
Total	$ 9,092
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 1,810
Class T	1,004
Class C	796
Income Replacement 2024	3,066
Institutional Class	1,214
Total	$ 7,890
From net realized gain
Class A	$ 761
Class T	342
Class C	341
Income Replacement 2024	1,110
Institutional Class	342
Total	$ 2,896

Semiannual Report

7. Distributions to Shareholders - continued

Period ended January 31, 2008 A
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 1,244
Class T	1,044
Class C	2,264
Income Replacement 2026	3,731
Institutional Class	1,252
Total	$ 9,535
From net realized gain
Class A	$ 407
Class T	362
Class C	1,176
Income Replacement 2026	1,399
Institutional Class	362
Total	$ 3,706
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 943
Class T	1,140
Class C	639
Income Replacement 2028	15,532
Institutional Class	1,048
Total	$ 19,302
From net realized gain
Class A	$ 322
Class T	519
Class C	321
Income Replacement 2028	7,120
Institutional Class	322
Total	$ 8,604
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,165
Class T	1,062
Class C	1,753
Income Replacement 2030	1,486
Institutional Class	1,271
Total	$ 6,737
From net realized gain
Class A	$ 382
Class T	382
Class C	905
Income Replacement 2030	477
Institutional Class	382
Total	$ 2,528
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,128
Class T	986
Class C	778
Income Replacement 2032	4,221
Institutional Class	1,192
Total	$ 10,305

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

Period ended January 31, 2008 A
From net realized gain
Class A	$ 1,345
Class T	382
Class C	381
Income Replacement 2032	1,930
Institutional Class	382
Total	$ 4,420
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 1,085
Class T	982
Class C	774
Income Replacement 2034	3,120
Institutional Class	1,192
Total	$ 7,153
From net realized gain
Class A	$ 402
Class T	402
Class C	401
Income Replacement 2034	1,356
Institutional Class	402
Total	$ 2,963
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 980
Class T	2,346
Class C	671
Income Replacement 2036	6,521
Institutional Class	1,352
Total	$ 11,870
From net realized gain
Class A	$ 381
Class T	1,187
Class C	381
Income Replacement 2036	2,566
Institutional Class	476
Total	$ 4,991
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 28
Class T	12
Income Replacement 2038	302
Institutional Class	44
Total	$ 386
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 60
Class T	44
Class C	12
Income Replacement 2040	235
Institutional Class	76
Total	$ 427

Semiannual Report

7. Distributions to Shareholders - continued

Period ended January 31, 2008 A
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 56
Class T	40
Class C	8
Income Replacement 2042	424
Institutional Class	72
Total	$ 600

A For the period August 30, 2007 (commencement of operations) to January 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the period December 31, 2007
(commencement of operations) to January 31, 2008 for Fidelity Income Replacement 2038, 2040, 2042 Funds.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	8,405	$ 424,112
Reinvestment of distributions	51	2,562
Shares redeemed	(50)	(2,507)
Net increase (decrease)	8,406	$ 424,167
Class T
Shares sold	4,642	$ 234,270
Reinvestment of distributions	39	2,002
Shares redeemed	(6)	(300)
Net increase (decrease)	4,675	$ 235,972
Class C
Shares sold	27,572	$ 1,396,273
Reinvestment of distributions	154	7,813
Shares redeemed	(1,571)	(78,883)
Net increase (decrease)	26,155	$ 1,325,203
Income Replacement 2016
Shares sold	82,539	$ 4,212,576
Reinvestment of distributions	203	10,378
Shares redeemed	(9,443)	(474,803)
Net increase (decrease)	73,299	$ 3,748,151
Institutional Class
Shares sold	3,795	$ 190,050
Reinvestment of distributions	31	1,580
Net increase (decrease)	3,826	$ 191,630
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	8,680	$ 434,028
Reinvestment of distributions	30	1,530
Shares redeemed	(34)	(1,686)
Net increase (decrease)	8,676	$ 433,872
Class T
Shares sold	2,476	$ 123,791
Reinvestment of distributions	25	1,287
Net increase (decrease)	2,501	$ 125,078

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Class C
Shares sold	5,260	$ 261,710
Reinvestment of distributions	31	1,597
Shares redeemed	(988)	(49,489)
Net increase (decrease)	4,303	$ 213,818
Income Replacement 2018
Shares sold	71,315	$ 3,643,888
Reinvestment of distributions	165	8,444
Shares redeemed	(1,127)	(56,272)
Net increase (decrease)	70,353	$ 3,596,060
Institutional Class
Shares sold	3,025	$ 152,091
Reinvestment of distributions	31	1,560
Net increase (decrease)	3,056	$ 153,651
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	3,631	$ 181,220
Reinvestment of distributions	31	1,560
Net increase (decrease)	3,662	$ 182,780
Class T
Shares sold	2,937	$ 147,611
Reinvestment of distributions	38	1,952
Net increase (decrease)	2,975	$ 149,563
Class C
Shares sold	2,992	$ 150,050
Reinvestment of distributions	29	1,502
Shares redeemed	(10)	(489)
Net increase (decrease)	3,011	$ 151,063
Income Replacement 2020
Shares sold	13,861	$ 685,286
Reinvestment of distributions	41	2,115
Shares redeemed	(73)	(3,572)
Net increase (decrease)	13,829	$ 683,829
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	33	1,667
Net increase (decrease)	2,034	$ 101,717
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	3,870	$ 192,360
Reinvestment of distributions	27	1,388
Net increase (decrease)	3,897	$ 193,748
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	25	1,282
Net increase (decrease)	2,026	$ 101,332
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	21	1,088
Net increase (decrease)	2,022	$ 101,138
Income Replacement 2022
Shares sold	64,297	$ 3,266,066
Reinvestment of distributions	161	8,256
Shares redeemed	(3,075)	(154,718)
Net increase (decrease)	61,383	$ 3,119,604

Semiannual Report

8. Share Transactions - continued

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Institutional Class
Shares sold	5,837	$ 300,050
Reinvestment of distributions	29	1,491
Net increase (decrease)	5,866	$ 301,541
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	4,465	$ 227,886
Reinvestment of distributions	50	2,570
Shares redeemed	(17)	(850)
Net increase (decrease)	4,498	$ 229,606
Class T
Shares sold	2,001	$ 99,021
Reinvestment of distributions	26	1,345
Net increase (decrease)	2,027	$ 100,366
Class C
Shares sold	2,001	$ 100,277
Reinvestment of distributions	22	1,137
Net increase (decrease)	2,023	$ 101,414
Income Replacement 2024
Shares sold	11,641	$ 580,594
Reinvestment of distributions	45	2,323
Shares redeemed	(60)	(2,945)
Net increase (decrease)	11,626	$ 579,972
Institutional Class
Shares sold	2,001	$ 100,277
Reinvestment of distributions	30	1,556
Net increase (decrease)	2,031	$ 101,833
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	2,252	$ 112,887
Reinvestment of distributions	32	1,651
Net increase (decrease)	2,284	$ 114,538
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	27	1,406
Net increase (decrease)	2,028	$ 101,456
Class C
Shares sold	6,521	$ 330,049
Reinvestment of distributions	67	3,440
Shares redeemed	(38)	(1,873)
Net increase (decrease)	6,550	$ 331,616
Income Replacement 2026
Shares sold	10,421	$ 523,958
Reinvestment of distributions	59	3,023
Shares redeemed	(47)	(2,314)
Net increase (decrease)	10,433	$ 524,667
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	32	1,614
Net increase (decrease)	2,033	$ 101,664

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	25	1,265
Net increase (decrease)	2,026	$ 101,315
Class T
Shares sold	3,236	$ 164,074
Reinvestment of distributions	32	1,659
Net increase (decrease)	3,268	$ 165,733
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	19	960
Net increase (decrease)	2,020	$ 101,010
Income Replacement 2028
Shares sold	82,062	$ 4,104,415
Reinvestment of distributions	159	8,168
Shares redeemed	(1,159)	(58,015)
Net increase (decrease)	81,062	$ 4,054,568
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	27	1,370
Net increase (decrease)	2,028	$ 101,420
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	30	1,547
Net increase (decrease)	2,031	$ 101,597
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	28	1,444
Net increase (decrease)	2,029	$ 101,494
Class C
Shares sold	4,773	$ 241,760
Reinvestment of distributions	52	2,658
Shares redeemed	(31)	(1,546)
Net increase (decrease)	4,794	$ 242,872
Income Replacement 2030
Shares sold	2,499	$ 125,050
Reinvestment of distributions	35	1,777
Shares redeemed	(4)	(183)
Net increase (decrease)	2,530	$ 126,644
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	32	1,653
Net increase (decrease)	2,033	$ 101,703
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	7,063	$ 360,632
Reinvestment of distributions	87	4,473
Net increase (decrease)	7,150	$ 365,105

Semiannual Report

8. Share Transactions - continued

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	27	1,367
Net increase (decrease)	2,028	$ 101,417
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	23	1,159
Net increase (decrease)	2,024	$ 101,209
Income Replacement 2032
Shares sold	13,242	$ 674,788
Reinvestment of distributions	70	3,614
Shares redeemed	(42)	(2,047)
Net increase (decrease)	13,270	$ 676,355
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	31	1,574
Net increase (decrease)	2,032	$ 101,624
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	29	1,487
Net increase (decrease)	2,030	$ 101,537
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	27	1,383
Net increase (decrease)	2,028	$ 101,433
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	23	1,175
Net increase (decrease)	2,024	$ 101,225
Income Replacement 2034
Shares sold	6,781	$ 340,050
Reinvestment of distributions	55	2,824
Shares redeemed	(31)	(1,559)
Net increase (decrease)	6,805	$ 341,315
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	31	1,594
Net increase (decrease)	2,032	$ 101,644
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	26	1,361
Net increase (decrease)	2,027	$ 101,411
Class T
Shares sold	6,254	$ 324,140
Reinvestment of distributions	44	2,281
Shares redeemed	(30)	(1,508)
Net increase (decrease)	6,268	$ 324,913
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	20	1,052
Net increase (decrease)	2,021	$ 101,102

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Income Replacement 2036
Shares sold	20,941	$ 1,078,372
Reinvestment of distributions	101	5,181
Shares redeemed	(88)	(4,409)
Net increase (decrease)	20,954	$ 1,079,144
Institutional Class
Shares sold	2,495	$ 125,050
Reinvestment of distributions	36	1,828
Net increase (decrease)	2,531	$ 126,878
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	1	28
Net increase (decrease)	2,002	$ 100,078
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	- B	12
Net increase (decrease)	2,001	$ 100,062
Class C
Shares sold	2,001	$ 100,050
Net increase (decrease)	2,001	$ 100,050
Income Replacement 2038
Shares sold	13,706	$ 651,601
Reinvestment of distributions	1	44
Shares redeemed	(54)	(2,560)
Net increase (decrease)	13,653	$ 649,085
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	1	44
Net increase (decrease)	2,002	$ 100,094
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	1	60
Net increase (decrease)	2,002	$ 100,110
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	1	44
Net increase (decrease)	2,002	$ 100,094
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	- B	12
Net increase (decrease)	2,001	$ 100,062
Income Replacement 2040
Shares sold	6,198	$ 301,400
Reinvestment of distributions	2	76
Shares redeemed	(22)	(1,018)
Net increase (decrease)	6,178	$ 300,458
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	2	76
Net increase (decrease)	2,003	$ 100,126

Semiannual Report

8. Share Transactions - continued

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	1	56
Net increase (decrease)	2,002	$ 100,106
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	1	40
Net increase (decrease)	2,002	$ 100,090
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	- B	8
Net increase (decrease)	2,001	$ 100,058
Income Replacement 2042
Shares sold	11,772	$ 575,799
Reinvestment of distributions	2	72
Shares redeemed	(40)	(1,906)
Net increase (decrease)	11,734	$ 573,965
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	2	72
Net increase (decrease)	2,003	$ 100,122

A For the period August 30, 2007 (commencement of operations) to January 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the period December 31, 2007
(commencement of operations) to January 31, 2008 for Fidelity Income Replacement 2038, 2040, 2042 Funds.

B Amount represents less than 1 share.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, and Fidelity Income Replacement 2036 Fund

On July 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contract for each fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc., (Strategic Advisers) and FMR, including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' and FMR's investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by Strategic Advisers and FMR and their affiliates under each Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of Strategic Advisers' and FMR's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge.

Investment Performance. Each Fidelity Income Replacement Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contract. Once each fund has been in operation for at least one calendar year, the Board will review each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee and projected total operating expenses for each class in reviewing each fund's Advisory Contract. The Board noted that each fund's management fee and projected total expenses are comparable to those of similar funds that Fidelity offers to shareholders. The Board noted that the funds do not pay a management fee for investment advisory services. In its review of each fund's total expenses, the Board considered that the funds do not pay transfer agency fees. Instead, each underlying fund bears its pro rata portion of the transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that Strategic Advisers or FMR pays all other expenses of each fund, with limited exceptions.

Based on its review, the Board concluded that the projected total expenses for each class of each fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. Each of the funds is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved each fund's Advisory Contract. In connection with its future renewal of each fund's management contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Semiannual Report

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of each fund's Advisory Contract because under these arrangements the funds would not pay any expenses.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be approved.

Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund

On November 15, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contract for each fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc., (Strategic Advisers) and FMR, including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' and FMR's investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by Strategic Advisers and FMR and their affiliates under each Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of Strategic Advisers' and FMR's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge.

Investment Performance. Each Fidelity Income Replacement Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contract. Once each fund has been in operation for at least one calendar year, the Board will review each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee and projected total operating expenses for each class in reviewing each fund's Advisory Contract. The Board noted that each fund's management fee and projected total expenses are comparable to those of similar funds that Fidelity offers to shareholders. The Board noted that the funds do not pay a management fee for investment advisory services. In its review of each fund's total expenses, the Board considered that the funds do not pay transfer agency fees. Instead, each underlying fund bears its pro rata portion of the transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that Strategic Advisers or FMR pays all other expenses of each fund, with limited exceptions.

Based on its review, the Board concluded that the projected total expenses for each class of each fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. Each of the funds is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved each fund's Advisory Contract. In connection with its future renewal of each fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of each fund's Advisory Contract because under these arrangements the funds do not pay management fees and Strategic Advisers or FMR pays all other expenses of each fund, with limited exceptions.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be approved.

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank

Pittsburgh, PA

ARW-USAN-0308
1.848194.100

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor Income Replacement Funds -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Institutional Class

Semiannual Report

January 31, 2008

Each Institutional Class is a class of
Fidelity Income Replacement Funds

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Income Replacement 2016	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2018	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2020	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2022	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2024	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2026	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2028	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2030	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2032	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2034	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2036	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2038	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2040	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2042	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 30, 2007 to January 31, 2008) for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the entire period (December 31, 2007 to January 31, 2008) for Fidelity Income Replacement 2038, 2040, 2042 Funds. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value January 31, 2008	Expenses Paid During Period
Fidelity Income Replacement 2016 Fund
Class A
Actual	$ 1,000.00	$ 1,005.00	$ 1.06B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 1,004.00	$ 2.12B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 1,001.90	$ 4.24B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2016
Actual	$ 1,000.00	$ 1,006.20	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 1,006.20	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2018 Fund
Class A
Actual	$ 1,000.00	$ 1,001.70	$ 1.06B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 1,000.90	$ 2.12B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 998.70	$ 4.23B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
	Beginning Account Value	Ending Account Value January 31, 2008	Expenses Paid During Period
Income Replacement 2018
Actual	$ 1,000.00	$ 1,002.90	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 1,002.90	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2020 Fund
Class A
Actual	$ 1,000.00	$ 998.00	$ 1.06B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 996.90	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 994.90	$ 4.22B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2020
Actual	$ 1,000.00	$ 999.00	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 999.00	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2022 Fund
Class A
Actual	$ 1,000.00	$ 996.60	$ 1.06B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 995.50	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 993.50	$ 4.22B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2022
Actual	$ 1,000.00	$ 997.70	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 997.50	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2024 Fund
Class A
Actual	$ 1,000.00	$ 996.50	$ 1.06B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 995.50	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 993.30	$ 4.22B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2024
Actual	$ 1,000.00	$ 997.70	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 997.70	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
	Beginning Account Value	Ending Account Value January 31, 2008	Expenses Paid During Period
Fidelity Income Replacement 2026 Fund
Class A
Actual	$ 1,000.00	$ 993.50	$ 1.06B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 992.40	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 990.30	$ 4.21B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2026
Actual	$ 1,000.00	$ 994.40	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 994.40	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2028 Fund
Class A
Actual	$ 1,000.00	$ 992.90	$ 1.05B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 991.80	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 989.80	$ 4.21B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2028
Actual	$ 1,000.00	$ 993.90	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 993.90	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2030 Fund
Class A
Actual	$ 1,000.00	$ 991.30	$ 1.05B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 990.40	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 988.20	$ 4.21B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2030
Actual	$ 1,000.00	$ 992.30	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 992.30	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2032 Fund
Class A
Actual	$ 1,000.00	$ 990.50	$ 1.05B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 989.60	$ 2.11B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 987.40	$ 4.21B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
	Beginning Account Value	Ending Account Value January 31, 2008	Expenses Paid During Period
Income Replacement 2032
Actual	$ 1,000.00	$ 991.60	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 991.60	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2034 Fund
Class A
Actual	$ 1,000.00	$ 989.10	$ 1.05B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 987.90	$ 2.10B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 985.90	$ 4.21B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2034
Actual	$ 1,000.00	$ 990.10	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 990.10	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2036 Fund
Class A
Actual	$ 1,000.00	$ 988.70	$ 1.05B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 987.90	$ 2.10B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 985.80	$ 4.20B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2036
Actual	$ 1,000.00	$ 989.90	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 989.90	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2038 Fund
Class A
Actual	$ 1,000.00	$ 953.50	$ .21B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 953.30	$ .43B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 953.00	$ .85B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2038
Actual	$ 1,000.00	$ 953.80	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 953.80	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
	Beginning Account Value	Ending Account Value January 31, 2008	Expenses Paid During Period
Fidelity Income Replacement 2040 Fund
Class A
Actual	$ 1,000.00	$ 953.60	$ .21B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 953.40	$ .43B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 953.10	$ .85B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2040
Actual	$ 1,000.00	$ 953.80	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 954.00	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Fidelity Income Replacement 2042 Fund
Class A
Actual	$ 1,000.00	$ 953.40	$ .21B
HypotheticalA	$ 1,000.00	$ 1,023.88	$ 1.27C
Class T
Actual	$ 1,000.00	$ 953.10	$ .43B
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54C
Class C
Actual	$ 1,000.00	$ 952.70	$ .85B
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08C
Income Replacement 2042
Actual	$ 1,000.00	$ 953.50	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C
Institutional Class
Actual	$ 1,000.00	$ 953.50	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.14	$ .00C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 155/366 (to reflect the period August 30, 2007 to January 31, 2008) for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and multiplied by 32/366 (to reflect the period December 31, 2007 to January 31, 2008) for Fidelity Income Replacement 2038, 2040, 2042 Funds.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annualized Expense Ratio
Fidelity Income Replacement 2016 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2016	.00%
Institutional Class	.00%
Fidelity Income Replacement 2018 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2018	.00%
Institutional Class	.00%
Annualized Expense Ratio
Fidelity Income Replacement 2020 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2020	.00%
Institutional Class	.00%
Fidelity Income Replacement 2022 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2022	.00%
Institutional Class	.00%
Fidelity Income Replacement 2024 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2024	.00%
Institutional Class	.00%
Fidelity Income Replacement 2026 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2026	.00%
Institutional Class	.00%
Fidelity Income Replacement 2028 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2028	.00%
Institutional Class	.00%
Fidelity Income Replacement 2030 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2030	.00%
Institutional Class	.00%
Fidelity Income Replacement 2032 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2032	.00%
Institutional Class	.00%
Fidelity Income Replacement 2034 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2034	.00%
Institutional Class	.00%
Fidelity Income Replacement 2036 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2036	.00%
Institutional Class	.00%
Fidelity Income Replacement 2038 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2038	.00%
Institutional Class	.00%
Annualized Expense Ratio
Fidelity Income Replacement 2040 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2040	.00%
Institutional Class	.00%
Fidelity Income Replacement 2042 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2042	.00%
Institutional Class	.00%

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	4.7
Fidelity Advisor Mid Cap II Fund Institutional Class	3.7
Fidelity Broad Market Opportunities Fund	6.2
Fidelity Disciplined Equity Fund	3.9
Fidelity Equity Income Fund	3.9
Fidelity Large Cap Core Enhanced Index Fund	6.3
Fidelity Small Cap Opportunities Fund	2.4
31.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.2
Fidelity Strategic Income Fund	1.3
2.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8
Fidelity Strategic Real Return Fund	7.7
Fidelity Total Bond Fund	23.0
38.5
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	12.2
Fidelity Short-Term Bond Fund	12.4
24.6
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	31.1%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.5%
Investment Grade Fixed-Income Funds	38.5%
Short-Term Funds	24.6%

Expected
Domestic Equity Funds	31.1%
International Equity Funds	3.2%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	38.0%
Short-Term Funds	25.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 34.4%
	Shares	Value
Domestic Equity Funds - 31.1%
Fidelity 100 Index Fund	27,287	$ 271,506
Fidelity Advisor Mid Cap II Fund Institutional Class	13,565	214,604
Fidelity Broad Market Opportunities Fund	37,219	356,556
Fidelity Disciplined Equity Fund	8,302	225,648
Fidelity Equity Income Fund	4,325	225,959
Fidelity Large Cap Core Enhanced Index Fund	38,274	362,835
Fidelity Small Cap Opportunities Fund	16,366	139,762
TOTAL DOMESTIC EQUITY FUNDS		1,796,870
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class	4,869	189,048
TOTAL EQUITY FUNDS (Cost $2,179,246)		1,985,918
Fixed-Income Funds - 41.0%

High Yield Fixed-Income Funds - 2.5%
Fidelity Capital & Income Fund	8,344	69,843
Fidelity Strategic Income Fund	6,967	73,017
TOTAL HIGH YIELD FIXED-INCOME FUNDS		142,860
Investment Grade Fixed-Income Funds - 38.5%
Fidelity Government Income Fund	42,659	450,908
Fidelity Strategic Real Return Fund	43,629	441,524
Fidelity Total Bond Fund	127,632	1,329,928
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,222,360
TOTAL FIXED-INCOME FUNDS (Cost $2,343,255)		2,365,220
Short-Term Funds - 24.6%

Fidelity Institutional Money Market Fund Institutional Class	706,314	706,314
Fidelity Short-Term Bond Fund	82,805	713,783
TOTAL SHORT-TERM FUNDS (Cost $1,421,257)		1,420,097
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,943,758)		$ 5,771,235

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $5,943,758) - See accompanying schedule		$ 5,771,235
Cash		10
Receivable for investments sold		7,137
Receivable for fund shares sold		5,000
Total assets		5,783,382

Liabilities
Payable for investments purchased	$ 4,222
Payable for fund shares redeemed	7,739
Distribution fees payable	1,062
Total liabilities		13,023

Net Assets		$ 5,770,359
Net Assets consist of:
Paid in capital		$ 5,925,123
Undistributed net investment income		3,240
Accumulated undistributed net realized gain (loss) on investments		14,519
Net unrealized appreciation (depreciation) on investments		(172,523)
Net Assets		$ 5,770,359

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($416,877 ÷ 8,406 shares)		$ 49.59

Maximum offering price per share (100/94.25 of $49.59)		$ 52.62
Class T: Net Asset Value and redemption price per share ($231,852 ÷ 4,675 shares)		$ 49.59

Maximum offering price per share (100/96.50 of $49.59)		$ 51.39

Class C: Net Asset Value and offering price per share ($1,296,433 ÷ 26,155 shares) A		$ 49.57

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($3,635,417 ÷ 73,299 shares)		$ 49.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($189,780 ÷ 3,826 shares)		$ 49.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 45,291
Interest		171
Total income		45,462

Expenses
Distribution fees	$ 2,842
Independent trustees' compensation	3
Total expenses before reductions	2,845
Expense reductions	(3)	2,842
Net investment income (loss)		42,620
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,698)
Capital gain distributions from underlying funds	43,140	27,442
Change in net unrealized appreciation (depreciation) on underlying funds		(172,523)
Net gain (loss)		(145,081)
Net increase (decrease) in net assets resulting from operations		$ (102,461)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,620
Net realized gain (loss)	27,442
Change in net unrealized appreciation (depreciation)	(172,523)
Net in net assets resulting from operations	(102,461)
Distributions to from net investment income	(39,380)
Distributions to from net realized gain	(12,923)
Total distributions	(52,303)
Share transactions - net increase (decrease)	5,925,123
Total increase (decrease) in net assets	5,770,359

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $3,240)	$ 5,770,359

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.727
Net realized and unrealized gain (loss)	(.462)
Total from investment operations	.265
Distributions from net investment income	(.535)
Distributions from net realized gain	(.140)
Total distributions	(.675)
Net asset value, end of period	$ 49.59
Total Return B, C, D	.50%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 417
Portfolio turnover rate	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.683
Net realized and unrealized gain (loss)	(.470)
Total from investment operations	.213
Distributions from net investment income	(.483)
Distributions from net realized gain	(.140)
Total distributions	(.623)
Net asset value, end of period	$ 49.59
Total Return B, C, D	.40%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	3.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 232
Portfolio turnover rate	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.566
Net realized and unrealized gain (loss)	(.461)
Total from investment operations	.105
Distributions from net investment income	(.395)
Distributions from net realized gain	(.140)
Total distributions	(.535)
Net asset value, end of period	$ 49.57
Total Return B, C, D	.19%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,296
Portfolio turnover rate	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.777
Net realized and unrealized gain (loss)	(.455)
Total from investment operations	.322
Distributions from net investment income	(.582)
Distributions from net realized gain	(.140)
Total distributions	(.722)
Net asset value, end of period	$ 49.60
Total Return B, C	.62%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,635
Portfolio turnover rate	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.793
Net realized and unrealized gain (loss)	(.471)
Total from investment operations	.322
Distributions from net investment income	(.582)
Distributions from net realized gain	(.140)
Total distributions	(.722)
Net asset value, end of period	$ 49.60
Total Return B, C	.62%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 190
Portfolio turnover rate	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	5.3
Fidelity Advisor Mid Cap II Fund Institutional Class	4.3
Fidelity Broad Market Opportunities Fund	7.1
Fidelity Disciplined Equity Fund	4.5
Fidelity Equity Income Fund	4.5
Fidelity Large Cap Core Enhanced Index Fund	7.1
Fidelity Small Cap Opportunities Fund	2.8
35.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6
Fidelity Strategic Income Fund	1.7
3.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.3
Fidelity Strategic Real Return Fund	7.2
Fidelity Total Bond Fund	21.5
36.0
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	10.4
Fidelity Short-Term Bond Fund	10.5
20.9
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	35.6%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.3%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	20.9%

Expected
Domestic Equity Funds	36.1%
International Equity Funds	4.1%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.4%
Short-Term Funds	21.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 39.8%
	Shares	Value
Domestic Equity Funds - 35.6%
Fidelity 100 Index Fund	23,668	$ 235,493
Fidelity Advisor Mid Cap II Fund Institutional Class	11,845	187,389
Fidelity Broad Market Opportunities Fund	32,402	310,407
Fidelity Disciplined Equity Fund	7,240	196,780
Fidelity Equity Income Fund	3,766	196,760
Fidelity Large Cap Core Enhanced Index Fund	33,167	314,420
Fidelity Small Cap Opportunities Fund	14,381	122,813
TOTAL DOMESTIC EQUITY FUNDS		1,564,062
International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Institutional Class	4,708	182,820
TOTAL EQUITY FUNDS (Cost $1,904,742)		1,746,882
Fixed-Income Funds - 39.3%

High Yield Fixed-Income Funds - 3.3%
Fidelity Capital & Income Fund	8,444	70,677
Fidelity Strategic Income Fund	7,026	73,637
TOTAL HIGH YIELD FIXED-INCOME FUNDS		144,314
Investment Grade Fixed-Income Funds - 36.0%
Fidelity Government Income Fund	30,382	321,139
Fidelity Strategic Real Return Fund	31,176	315,505
Fidelity Total Bond Fund	90,969	947,898
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,584,542
TOTAL FIXED-INCOME FUNDS (Cost $1,712,584)		1,728,856
Short-Term Funds - 20.9%

Fidelity Institutional Money Market Fund Institutional Class	457,834	457,834
Fidelity Short-Term Bond Fund	53,250	459,013
TOTAL SHORT-TERM FUNDS (Cost $917,687)		916,847
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,535,013)		$ 4,392,585

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $4,535,013) - See accompanying schedule		$ 4,392,585
Cash		7
Receivable for investments sold		10,002
Total assets		4,402,594

Liabilities
Payable for fund shares redeemed	$ 10,003
Distribution fees payable	232
Total liabilities		10,235

Net Assets		$ 4,392,359
Net Assets consist of:
Paid in capital		$ 4,522,479
Undistributed net investment income		2,412
Accumulated undistributed net realized gain (loss) on investments		9,896
Net unrealized appreciation (depreciation) on investments		(142,428)
Net Assets		$ 4,392,359

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($428,731 ÷ 8,676.2 shares)		$ 49.41

Maximum offering price per share (100/94.25 of $49.41)		$ 52.42
Class T: Net Asset Value and redemption price per share ($123,593 ÷ 2,500.8 shares)		$ 49.42

Maximum offering price per share (100/96.50 of $49.42)		$ 51.21

Class C: Net Asset Value and offering price per share ($212,533 ÷ 4,303.2 shares)A		$ 49.39

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,476,499 ÷ 70,352.7 shares)		$ 49.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($151,003 ÷ 3,055.5 shares)		$ 49.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 32,223
Interest		162
Total income		32,385

Expenses
Distribution fees	$ 941
Independent trustees' compensation	2
Total expenses before reductions	943
Expense reductions	(2)	941
Net investment income (loss)		31,444
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(13,657)
Capital gain distributions from underlying funds	31,681	18,024
Change in net unrealized appreciation (depreciation) on underlying funds		(142,428)
Net gain (loss)		(124,404)
Net increase (decrease) in net assets resulting from operations		$ (92,960)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,444
Net realized gain (loss)	18,024
Change in net unrealized appreciation (depreciation)	(142,428)
Net in net assets resulting from operations	(92,960)
Distributions to from net investment income	(29,032)
Distributions to from net realized gain	(8,128)
Total distributions	(37,160)
Share transactions - net increase (decrease)	4,522,479
Total increase (decrease) in net assets	4,392,359

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,412)	$ 4,392,359

Financial Highlights - Class A

Period ended January 31, 2008 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.696
Net realized and unrealized gain (loss)	(.591)
Total from investment operations	.105
Distributions from net investment income	(.565)
Distributions from net realized gain	(.130)
Total distributions	(.695)
Net asset value, end of period	$ 49.41
Total Return B, C, D	.17%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 429
Portfolio turnover rate	121% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.663
Net realized and unrealized gain (loss)	(.603)
Total from investment operations	.060
Distributions from net investment income	(.510)
Distributions from net realized gain	(.130)
Total distributions	(.640)
Net asset value, end of period	$ 49.42
Total Return B, C, D	.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	3.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124
Portfolio turnover rate	121% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.551
Net realized and unrealized gain (loss)	(.601)
Total from investment operations	(.050)
Distributions from net investment income	(.430)
Distributions from net realized gain	(.130)
Total distributions	(.560)
Net asset value, end of period	$ 49.39
Total Return B, C, D	(.13)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 213
Portfolio turnover rate	121% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

Period ended January 31, 2008 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.746
Net realized and unrealized gain (loss)	(.583)
Total from investment operations	.163
Distributions from net investment income	(.613)
Distributions from net realized gain	(.130)
Total distributions	(.743)
Net asset value, end of period	$ 49.42
Total Return B, C	.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,477
Portfolio turnover rate	121% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.767
Net realized and unrealized gain (loss)	(.604)
Total from investment operations	.163
Distributions from net investment income	(.613)
Distributions from net realized gain	(.130)
Total distributions	(.743)
Net asset value, end of period	$ 49.42
Total Return B, C	.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 151
Portfolio turnover rate	121% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.0
Fidelity Advisor Mid Cap II Fund Institutional Class	4.7
Fidelity Broad Market Opportunities Fund	7.9
Fidelity Disciplined Equity Fund	4.9
Fidelity Equity Income Fund	4.9
Fidelity Large Cap Core Enhanced Index Fund	7.9
Fidelity Small Cap Opportunities Fund	3.1
39.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9
Fidelity Strategic Income Fund	2.0
3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.7
Fidelity Strategic Real Return Fund	6.7
Fidelity Total Bond Fund	20.1
33.5
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	8.9
Fidelity Short-Term Bond Fund	9.0
17.9
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.4%
International Equity Funds	5.3%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	17.9%

Expected
Domestic Equity Funds	39.6%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.2%
Short-Term Funds	18.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.7%
	Shares	Value
Domestic Equity Funds - 39.4%
Fidelity 100 Index Fund	7,506	$ 74,689
Fidelity Advisor Mid Cap II Fund Institutional Class	3,754	59,383
Fidelity Broad Market Opportunities Fund	10,328	98,943
Fidelity Disciplined Equity Fund	2,285	62,098
Fidelity Equity Income Fund	1,173	61,271
Fidelity Large Cap Core Enhanced Index Fund	10,494	99,482
Fidelity Small Cap Opportunities Fund	4,510	38,514
TOTAL DOMESTIC EQUITY FUNDS		494,380
International Equity Funds - 5.3%
Fidelity Advisor International Discovery Fund Institutional Class	1,691	65,647
TOTAL EQUITY FUNDS (Cost $585,232)		560,027
Fixed-Income Funds - 37.4%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	2,865	23,978
Fidelity Strategic Income Fund	2,345	24,571
TOTAL HIGH YIELD FIXED-INCOME FUNDS		48,549
Investment Grade Fixed-Income Funds - 33.5%
Fidelity Government Income Fund	7,990	84,459
Fidelity Strategic Real Return Fund	8,321	84,207
Fidelity Total Bond Fund	24,199	252,157
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		420,823
TOTAL FIXED-INCOME FUNDS (Cost $465,693)		469,372
Short-Term Funds - 17.9%

Fidelity Institutional Money Market Fund Institutional Class	111,174	111,174
Fidelity Short-Term Bond Fund	13,158	113,424
TOTAL SHORT-TERM FUNDS (Cost $225,096)		224,598
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,276,021)		$ 1,253,997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $1,276,021) - See accompanying schedule		$ 1,253,997
Cash		72
Receivable for fund shares sold		100,000
Total assets		1,354,069

Liabilities
Payable for investments purchased	$ 99,982
Distribution fees payable	217
Total liabilities		100,199

Net Assets		$ 1,253,870
Net Assets consist of:
Paid in capital		$ 1,268,952
Undistributed net investment income		496
Accumulated undistributed net realized gain (loss) on investments		6,446
Net unrealized appreciation (depreciation) on investments		(22,024)
Net Assets		$ 1,253,870

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($179,973 ÷ 3,661.5 shares)		$ 49.15

Maximum offering price per share (100/94.25 of $49.15)		$ 52.15
Class T: Net Asset Value and redemption price per share ($146,205 ÷ 2,975.0 shares)		$ 49.14

Maximum offering price per share (100/96.50 of $49.14)		$ 50.92

Class C: Net Asset Value and offering price per share ($147,972 ÷ 3,011.8 shares) A		$ 49.13

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($679,758 ÷ 13,829.2 shares)		$ 49.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,962 ÷ 2,033.7 shares)		$ 49.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,207
Interest		106
Total income		9,313

Expenses
Distribution fees	$ 917
Independent trustees' compensation	1
Total expenses before reductions	918
Expense reductions	(1)	917
Net investment income (loss)		8,396
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(486)
Capital gain distributions from underlying funds	9,414	8,928
Change in net unrealized appreciation (depreciation) on underlying funds		(22,024)
Net gain (loss)		(13,096)
Net increase (decrease) in net assets resulting from operations		$ (4,700)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,396
Net realized gain (loss)	8,928
Change in net unrealized appreciation (depreciation)	(22,024)
Net in net assets resulting from operations	(4,700)
Distributions to from net investment income	(7,900)
Distributions to from net realized gain	(2,482)
Total distributions	(10,382)
Share transactions - net increase (decrease)	1,268,952
Total increase (decrease) in net assets	1,253,870

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $496)	$ 1,253,870

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.676
Net realized and unrealized gain (loss)	(.751)
Total from investment operations	(.075)
Distributions from net investment income	(.605)
Distributions from net realized gain	(.170)
Total distributions	(.775)
Net asset value, end of period	$ 49.15
Total Return B, C, D	(.20)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 180
Portfolio turnover rate	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.615
Net realized and unrealized gain (loss)	(.746)
Total from investment operations	(.131)
Distributions from net investment income	(.559)
Distributions from net realized gain	(.170)
Total distributions	(.729)
Net asset value, end of period	$ 49.14
Total Return B, C, D	(.31)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 146
Portfolio turnover rate	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.517
Net realized and unrealized gain (loss)	(.752)
Total from investment operations	(.235)
Distributions from net investment income	(.465)
Distributions from net realized gain	(.170)
Total distributions	(.635)
Net asset value, end of period	$ 49.13
Total Return B, C, D	(.51)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 148
Portfolio turnover rate	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.706
Net realized and unrealized gain (loss)	(.728)
Total from investment operations	(.022)
Distributions from net investment income	(.658)
Distributions from net realized gain	(.170)
Total distributions	(.828)
Net asset value, end of period	$ 49.15
Total Return B, C	(.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 680
Portfolio turnover rate	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.738
Net realized and unrealized gain (loss)	(.760)
Total from investment operations	(.022)
Distributions from net investment income	(.658)
Distributions from net realized gain	(.170)
Total distributions	(.828)
Net asset value, end of period	$ 49.15
Total Return B, C	(.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rate	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.2
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9
Fidelity Broad Market Opportunities Fund	8.1
Fidelity Disciplined Equity Fund	5.1
Fidelity Equity Income Fund	5.1
Fidelity Large Cap Core Enhanced Index Fund	8.2
Fidelity Small Cap Opportunities Fund	3.2
40.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1
Fidelity Strategic Income Fund	2.2
4.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.6
Fidelity Strategic Real Return Fund	6.4
Fidelity Total Bond Fund	19.5
32.5
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	8.2
Fidelity Short-Term Bond Fund	8.4
16.6
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.8%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	16.6%

Expected
Domestic Equity Funds	41.8%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	31.7%
Short-Term Funds	16.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.6%
	Shares	Value
Domestic Equity Funds - 40.8%
Fidelity 100 Index Fund	22,898	$ 227,830
Fidelity Advisor Mid Cap II Fund Institutional Class	11,403	180,391
Fidelity Broad Market Opportunities Fund	31,233	299,208
Fidelity Disciplined Equity Fund	6,973	189,534
Fidelity Equity Income Fund	3,624	189,356
Fidelity Large Cap Core Enhanced Index Fund	32,121	304,509
Fidelity Small Cap Opportunities Fund	13,808	117,918
TOTAL DOMESTIC EQUITY FUNDS		1,508,746
International Equity Funds - 5.8%
Fidelity Advisor International Discovery Fund Institutional Class	5,495	213,379
TOTAL EQUITY FUNDS (Cost $1,869,637)		1,722,125
Fixed-Income Funds - 36.8%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund	9,343	78,200
Fidelity Strategic Income Fund	7,761	81,333
TOTAL HIGH YIELD FIXED-INCOME FUNDS		159,533
Investment Grade Fixed-Income Funds - 32.5%
Fidelity Government Income Fund	23,039	243,520
Fidelity Strategic Real Return Fund	23,575	238,580
Fidelity Total Bond Fund	69,003	719,009
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,201,109
TOTAL FIXED-INCOME FUNDS (Cost $1,353,031)		1,360,642
Short-Term Funds - 16.6%

Fidelity Institutional Money Market Fund Institutional Class	303,453	303,453
Fidelity Short-Term Bond Fund	35,670	307,477
TOTAL SHORT-TERM FUNDS (Cost $611,644)		610,930
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,834,312)		$ 3,693,697

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $3,834,312) - See accompanying schedule		$ 3,693,697
Cash		72
Receivable for fund shares sold		39,786
Total assets		3,733,555

Liabilities
Payable for investments purchased	$ 36,552
Distribution fees payable	153
Total liabilities		36,705

Net Assets		$ 3,696,850
Net Assets consist of:
Paid in capital		$ 3,817,363
Undistributed net investment income		1,240
Accumulated undistributed net realized gain (loss) on investments		18,862
Net unrealized appreciation (depreciation) on investments		(140,615)
Net Assets		$ 3,696,850

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($191,577 ÷ 3,897 shares)		$ 49.16

Maximum offering price per share (100/94.25 of $49.16)		$ 52.16
Class T: Net Asset Value and redemption price per share ($99,600 ÷ 2,026 shares)		$ 49.16

Maximum offering price per share (100/96.50 of $49.16)		$ 50.94

Class C: Net Asset Value and offering price per share ($99,388 ÷ 2,022 shares)A		$ 49.15

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($3,017,904 ÷ 61,383 shares)		$ 49.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($288,381 ÷ 5,866 shares)		$ 49.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 27,471
Interest		108
Total income		27,579

Expenses
Distribution fees	$ 763
Independent trustees' compensation	2
Total expenses before reductions	765
Expense reductions	(2)	763
Net investment income (loss)		26,816
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(9,177)
Capital gain distributions from underlying funds	37,131	27,954
Change in net unrealized appreciation (depreciation) on underlying funds		(140,615)
Net gain (loss)		(112,661)
Net increase (decrease) in net assets resulting from operations		$ (85,845)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,816
Net realized gain (loss)	27,954
Change in net unrealized appreciation (depreciation)	(140,615)
Net in net assets resulting from operations	(85,845)
Distributions to from net investment income	(25,576)
Distributions to from net realized gain	(9,092)
Total distributions	(34,668)
Share transactions - net increase (decrease)	3,817,363
Total increase (decrease) in net assets	3,696,850

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,240)	$ 3,696,850

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.693
Net realized and unrealized gain (loss)	(.843)
Total from investment operations	(.150)
Distributions from net investment income	(.520)
Distributions from net realized gain	(.170)
Total distributions	(.690)
Net asset value, end of period	$ 49.16
Total Return B, C, D	(.34)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 192
Portfolio turnover rate	86% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.646
Net realized and unrealized gain (loss)	(.848)
Total from investment operations	(.202)
Distributions from net investment income	(.468)
Distributions from net realized gain	(.170)
Total distributions	(.638)
Net asset value, end of period	$ 49.16
Total Return B, C, D	(.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rate	86%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.539
Net realized and unrealized gain (loss)	(.847)
Total from investment operations	(.308)
Distributions from net investment income	(.372)
Distributions from net realized gain	(.170)
Total distributions	(.542)
Net asset value, end of period	$ 49.15
Total Return B, C, D	(.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	86%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.725
Net realized and unrealized gain (loss)	(.814)
Total from investment operations	(.089)
Distributions from net investment income	(.571)
Distributions from net realized gain	(.170)
Total distributions	(.741)
Net asset value, end of period	$ 49.17
Total Return B, C	(.23)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,018
Portfolio turnover rate	86% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.741
Net realized and unrealized gain (loss)	(.840)
Total from investment operations	(.099)
Distributions from net investment income	(.571)
Distributions from net realized gain	(.170)
Total distributions	(.741)
Net asset value, end of period	$ 49.16
Total Return B, C	(.25)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 288
Portfolio turnover rate	86% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.4
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2
Fidelity Broad Market Opportunities Fund	8.5
Fidelity Disciplined Equity Fund	5.4
Fidelity Equity Income Fund	5.3
Fidelity Large Cap Core Enhanced Index Fund	8.5
Fidelity Small Cap Opportunities Fund	3.3
42.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3
Fidelity Strategic Income Fund	2.4
4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.3
Fidelity Strategic Real Return Fund	6.3
Fidelity Total Bond Fund	18.4
31.0
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	7.4
Fidelity Short-Term Bond Fund	7.6
15.0
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.6%
International Equity Funds	6.7%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	31.0%
Short-Term Funds	15.0%

Expected
Domestic Equity Funds	43.4%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.3%
Short-Term Funds	15.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.3%
	Shares	Value
Domestic Equity Funds - 42.6%
Fidelity 100 Index Fund	7,023	$ 69,876
Fidelity Advisor Mid Cap II Fund Institutional Class	3,552	56,198
Fidelity Broad Market Opportunities Fund	9,668	92,624
Fidelity Disciplined Equity Fund	2,157	58,621
Fidelity Equity Income Fund	1,104	57,691
Fidelity Large Cap Core Enhanced Index Fund	9,839	93,270
Fidelity Small Cap Opportunities Fund	4,238	36,190
TOTAL DOMESTIC EQUITY FUNDS		464,470
International Equity Funds - 6.7%
Fidelity Advisor International Discovery Fund Institutional Class	1,898	73,707
TOTAL EQUITY FUNDS (Cost $571,412)		538,177
Fixed-Income Funds - 35.7%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	2,990	25,026
Fidelity Strategic Income Fund	2,474	25,930
TOTAL HIGH YIELD FIXED-INCOME FUNDS		50,956
Investment Grade Fixed-Income Funds - 31.0%
Fidelity Government Income Fund	6,501	68,719
Fidelity Strategic Real Return Fund	6,743	68,236
Fidelity Total Bond Fund	19,297	201,075
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		338,030
TOTAL FIXED-INCOME FUNDS (Cost $384,994)		388,986
Short-Term Funds - 15.0%

Fidelity Institutional Money Market Fund Institutional Class	81,099	81,099
Fidelity Short-Term Bond Fund	9,619	82,916
TOTAL SHORT-TERM FUNDS (Cost $164,243)		164,015
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,120,649)		$ 1,091,178

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $1,120,649) - See accompanying schedule		$ 1,091,178
Cash		72
Receivable for fund shares sold		26,000
Total assets		1,117,250

Liabilities
Payable for investments purchased	$ 26,001
Distribution fees payable	171
Total liabilities		26,172

Net Assets		$ 1,091,078
Net Assets consist of:
Paid in capital		$ 1,113,191
Undistributed net investment income		435
Accumulated undistributed net realized gain (loss) on investments		6,923
Net unrealized appreciation (depreciation) on investments		(29,471)
Net Assets		$ 1,091,078

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($220,994 ÷ 4,497.9 shares)		$ 49.13

Maximum offering price per share (100/94.25 of $49.13)		$ 52.13
Class T: Net Asset Value and redemption price per share ($99,603 ÷ 2,027.3 shares)		$ 49.13

Maximum offering price per share (100/96.50 of $49.13)		$ 50.91

Class C: Net Asset Value and offering price per share ($99,371 ÷ 2,023.2 shares) A		$ 49.12

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($571,296 ÷ 11,626.6 shares)		$ 49.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,814 ÷ 2,031.4 shares)		$ 49.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,058
Interest		72
Total income		9,130

Expenses
Distribution fees	$ 805
Independent trustees' compensation	1
Total expenses before reductions	806
Expense reductions	(1)	805
Net investment income (loss)		8,325
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,178)
Capital gain distributions from underlying funds	10,997	9,819
Change in net unrealized appreciation (depreciation) on underlying funds		(29,471)
Net gain (loss)		(19,652)
Net increase (decrease) in net assets resulting from operations		$ (11,327)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,325
Net realized gain (loss)	9,819
Change in net unrealized appreciation (depreciation)	(29,471)
Net in net assets resulting from operations	(11,327)
Distributions to from net investment income	(7,890)
Distributions to from net realized gain	(2,896)
Total distributions	(10,786)
Share transactions - net increase (decrease)	1,113,191
Total increase (decrease) in net assets	1,091,078

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $435)	$ 1,091,078

Financial Highlights - Class A

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.643
Net realized and unrealized gain (loss)	(.790)
Total from investment operations	(.147)
Distributions from net investment income	(.553)
Distributions from net realized gain	(.170)
Total distributions	(.723)
Net asset value, end of period	$ 49.13
Total Return B, C	(.35)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221
Portfolio turnover rate	74% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.600
Net realized and unrealized gain (loss)	(.801)
Total from investment operations	(.201)
Distributions from net investment income	(.499)
Distributions from net realized gain	(.170)
Total distributions	(.669)
Net asset value, end of period	$ 49.13
Total Return B, C	(.45)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rate	74% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.492
Net realized and unrealized gain (loss)	(.806)
Total from investment operations	(.314)
Distributions from net investment income	(.396)
Distributions from net realized gain	(.170)
Total distributions	(.566)
Net asset value, end of period	$ 49.12
Total Return B, C	(.67)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	74% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31,2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.682
Net realized and unrealized gain (loss)	(.769)
Total from investment operations	(.087)
Distributions from net investment income	(.603)
Distributions from net realized gain	(.170)
Total distributions	(.773)
Net asset value, end of period	$ 49.14
Total Return B	(.23)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 571
Portfolio turnover rate	74% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period August 30, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.708
Net realized and unrealized gain (loss)	(.795)
Total from investment operations	(.087)
Distributions from net investment income	(.603)
Distributions from net realized gain	(.170)
Total distributions	(.773)
Net asset value, end of period	$ 49.14
Total Return B	(.23)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rate	74% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period August 30, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.6
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2
Fidelity Broad Market Opportunities Fund	8.6
Fidelity Disciplined Equity Fund	5.5
Fidelity Equity Income Fund	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.8
Fidelity Small Cap Opportunities Fund	3.3
43.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4
Fidelity Strategic Income Fund	2.5
4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2
Fidelity Strategic Real Return Fund	6.1
Fidelity Total Bond Fund	18.2
30.5
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	6.8
Fidelity Short-Term Bond Fund	7.0
13.8
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	43.4%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.5%
Short-Term Funds	13.8%

Expected
Domestic Equity Funds	44.5%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.5%
Short-Term Funds	13.8%
The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.8%
	Shares	Value
Domestic Equity Funds - 43.4%
Fidelity 100 Index Fund	7,522	$ 74,844
Fidelity Advisor Mid Cap II Fund Institutional Class	3,767	59,600
Fidelity Broad Market Opportunities Fund	10,282	98,499
Fidelity Disciplined Equity Fund	2,307	62,708
Fidelity Equity Income Fund	1,178	61,540
Fidelity Large Cap Core Enhanced Index Fund	10,544	99,957
Fidelity Small Cap Opportunities Fund	4,480	38,263
TOTAL DOMESTIC EQUITY FUNDS		495,411
International Equity Funds - 7.4%
Fidelity Advisor International Discovery Fund Institutional Class	2,178	84,560
TOTAL EQUITY FUNDS (Cost $627,496)		579,971
Fixed-Income Funds - 35.4%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	3,308	27,687
Fidelity Strategic Income Fund	2,749	28,805
TOTAL HIGH YIELD FIXED-INCOME FUNDS		56,492
Investment Grade Fixed-Income Funds - 30.5%
Fidelity Government Income Fund	6,678	70,585
Fidelity Strategic Real Return Fund	6,871	69,530
Fidelity Total Bond Fund	19,990	208,291
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		348,406
TOTAL FIXED-INCOME FUNDS (Cost $401,333)		404,898
Short-Term Funds - 13.8%

Fidelity Institutional Money Market Fund Institutional Class	77,955	77,955
Fidelity Short-Term Bond Fund	9,192	79,235
TOTAL SHORT-TERM FUNDS (Cost $157,453)		157,190
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,186,282)		$ 1,142,059

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $1,186,282) - See accompanying schedule		$ 1,142,059
Cash		72
Receivable for investments sold		873
Receivable for fund shares sold		29,950
Total assets		1,172,954

Liabilities
Payable for investments purchased	$ 29,888
Payable for fund shares redeemed	936
Distribution fees payable	334
Total liabilities		31,158

Net Assets		$ 1,141,796
Net Assets consist of:
Paid in capital		$ 1,173,941
Undistributed net investment income		431
Accumulated undistributed net realized gain (loss) on investments		11,647
Net unrealized appreciation (depreciation) on investments		(44,223)
Net Assets		$ 1,141,796

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($111,820 ÷ 2,284.4 shares)		$ 48.95

Maximum offering price per share (100/94.25 of $48.95)		$ 51.94
Class T: Net Asset Value and redemption price per share ($99,289 ÷ 2,028.5 shares)		$ 48.95

Maximum offering price per share (100/96.50 of $48.95)		$ 50.73

Class C: Net Asset Value and offering price per share ($320,422 ÷ 6,550.5 shares) A		$ 48.92

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($510,767 ÷ 10,433.7 shares)		$ 48.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,498 ÷ 2,032.6 shares)		$ 48.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 11,080
Interest		110
Total income		11,190

Expenses
Distribution fees	$ 1,224
Independent trustees' compensation	1
Total expenses before reductions	1,225
Expense reductions	(1)	1,224
Net investment income (loss)		9,966
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(337)
Capital gain distributions from underlying funds	15,690	15,353
Change in net unrealized appreciation (depreciation) on underlying funds		(44,223)
Net gain (loss)		(28,870)
Net increase (decrease) in net assets resulting from operations		$ (18,904)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008
Increase (Decrease) in Net Assets	(Unaudited)
Operations
Net investment income (loss)	$ 9,966
Net realized gain (loss)	15,353
Change in net unrealized appreciation (depreciation)	(44,223)
Net in net assets resulting from operations	(18,904)
Distributions to from net investment income	(9,535)
Distributions to from net realized gain	(3,706)
Total distributions	(13,241)
Share transactions - net increase (decrease)	1,173,941
Total increase (decrease) in net assets	1,141,796

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $431)	$ 1,141,796

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.675
Net realized and unrealized gain (loss)	(.974)
Total from investment operations	(.299)
Distributions from net investment income	(.571)
Distributions from net realized gain	(.180)
Total distributions	(.751)
Net asset value, end of period	$ 48.95
Total Return B, C, D	(.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.622
Net realized and unrealized gain (loss)	(.973)
Total from investment operations	(.351)
Distributions from net investment income	(.519)
Distributions from net realized gain	(.180)
Total distributions	(.699)
Net asset value, end of period	$ 48.95
Total Return B, C, D	(.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.502
Net realized and unrealized gain (loss)	(.962)
Total from investment operations	(.460)
Distributions from net investment income	(.440)
Distributions from net realized gain	(.180)
Total distributions	(.620)
Net asset value, end of period	$ 48.92
Total Return B, C, D	(.97)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 320
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.709
Net realized and unrealized gain (loss)	(.957)
Total from investment operations	(.248)
Distributions from net investment income	(.622)
Distributions from net realized gain	(.180)
Total distributions	(.802)
Net asset value, end of period	$ 48.95
Total Return B, C	(.56)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 511
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.731
Net realized and unrealized gain (loss)	(.979)
Total from investment operations	(.248)
Distributions from net investment income	(.622)
Distributions from net realized gain	(.180)
Total distributions	(.802)
Net asset value, end of period	$ 48.95
Total Return B, C	(.56)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.8
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4
Fidelity Broad Market Opportunities Fund	8.9
Fidelity Disciplined Equity Fund	5.6
Fidelity Equity Income Fund	5.6
Fidelity Large Cap Core Enhanced Index Fund	9.0
Fidelity Small Cap Opportunities Fund	3.6
44.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6
Fidelity Strategic Income Fund	2.6
5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8
Fidelity Strategic Real Return Fund	5.8
Fidelity Total Bond Fund	17.4
29.0
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	6.5
Fidelity Short-Term Bond Fund	6.3
12.8
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.9%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	12.8%

Expected
Domestic Equity Funds	45.5%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.3%
Short-Term Funds	13.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.0%
	Shares	Value
Domestic Equity Funds - 44.9%
Fidelity 100 Index Fund	30,242	$ 300,908
Fidelity Advisor Mid Cap II Fund Institutional Class	15,056	238,185
Fidelity Broad Market Opportunities Fund	41,152	394,233
Fidelity Disciplined Equity Fund	9,128	248,101
Fidelity Equity Income Fund	4,807	251,166
Fidelity Large Cap Core Enhanced Index Fund	41,940	397,591
Fidelity Small Cap Opportunities Fund	18,540	158,332
TOTAL DOMESTIC EQUITY FUNDS		1,988,516
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class	9,242	358,868
TOTAL EQUITY FUNDS (Cost $2,466,982)		2,347,384
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	13,677	114,480
Fidelity Strategic Income Fund	11,202	117,399
TOTAL HIGH YIELD FIXED-INCOME FUNDS		231,879
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund	24,471	258,654
Fidelity Strategic Real Return Fund	25,356	256,601
Fidelity Total Bond Fund	73,858	769,596
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,284,851
TOTAL FIXED-INCOME FUNDS (Cost $1,509,876)		1,516,730
Short-Term Funds - 12.8%

Fidelity Institutional Money Market Fund Institutional Class	286,999	286,999
Fidelity Short-Term Bond Fund	32,735	282,178
TOTAL SHORT-TERM FUNDS (Cost $569,627)		569,177
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,546,485)		$ 4,433,291

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $4,546,485) - See accompanying schedule		$ 4,433,291
Cash		72
Receivable for fund shares sold		200,000
Total assets		4,633,363

Liabilities
Payable for investments purchased	$ 199,998
Distribution fees payable	171
Total liabilities		200,169

Net Assets		$ 4,433,194
Net Assets consist of:
Paid in capital		$ 4,524,046
Undistributed net investment income		1,904
Accumulated undistributed net realized gain (loss) on investments		20,438
Net unrealized appreciation (depreciation) on investments		(113,194)
Net Assets		$ 4,433,194

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($99,332 ÷ 2,025.6 shares)		$ 49.04

Maximum offering price per share (100/94.25 of $49.04)		$ 52.03
Class T: Net Asset Value and redemption price per share ($160,243 ÷ 3,268.4 shares)		$ 49.03

Maximum offering price per share (100/96.50 of $49.03)		$ 50.81

Class C: Net Asset Value and offering price per share ($99,016 ÷ 2,019.7 shares) A		$ 49.03

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($3,975,167 ÷ 81,062.3 shares)		$ 49.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,436 ÷ 2,027.7 shares)		$ 49.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 21,890
Interest		119
Total income		22,009

Expenses
Distribution fees	$ 803
Independent trustees' compensation	2
Total expenses before reductions	805
Expense reductions	(2)	803
Net investment income (loss)		21,206
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,058)
Capital gain distributions from underlying funds	33,100	29,042
Change in net unrealized appreciation (depreciation) on underlying funds		(113,194)
Net gain (loss)		(84,152)
Net increase (decrease) in net assets resulting from operations		$ (62,946)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,206
Net realized gain (loss)	29,042
Change in net unrealized appreciation (depreciation)	(113,194)
Net in net assets resulting from operations	(62,946)
Distributions to from net investment income	(19,302)
Distributions to from net realized gain	(8,604)
Total distributions	(27,906)
Share transactions - net increase (decrease)	4,524,046
Total increase (decrease) in net assets	4,433,194

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,904)	$ 4,433,194

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.657
Net realized and unrealized gain (loss)	(.988)
Total from investment operations	(.331)
Distributions from net investment income	(.469)
Distributions from net realized gain	(.160)
Total distributions	(.629)
Net asset value, end of period	$ 49.04
Total Return B, C, D	(.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	53% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.598
Net realized and unrealized gain (loss)	(.985)
Total from investment operations	(.387)
Distributions from net investment income	(.423)
Distributions from net realized gain	(.160)
Total distributions	(.583)
Net asset value, end of period	$ 49.03
Total Return B, C, D	(.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 160
Portfolio turnover rate	53% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.495
Net realized and unrealized gain (loss)	(.987)
Total from investment operations	(.492)
Distributions from net investment income	(.318)
Distributions from net realized gain	(.160)
Total distributions	(.478)
Net asset value, end of period	$ 49.03
Total Return B, C, D	(1.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00%A
Expenses net of all reductions	1.00%A
Net investment income (loss)	2.29%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	53%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.670
Net realized and unrealized gain (loss)	(.949)
Total from investment operations	(.279)
Distributions from net investment income	(.521)
Distributions from net realized gain	(.160)
Total distributions	(.681)
Net asset value, end of period	$ 49.04
Total Return B, C	(.61)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,975
Portfolio turnover rate	53% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of sale of shares) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.712
Net realized and unrealized gain (loss)	(.991)
Total from investment operations	(.279)
Distributions from net investment income	(.521)
Distributions from net realized gain	(.160)
Total distributions	(.681)
Net asset value, end of period	$ 49.04
Total Return B, C	(.61)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	53% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of sale of shares) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.8
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4
Fidelity Broad Market Opportunities Fund	8.9
Fidelity Disciplined Equity Fund	5.7
Fidelity Equity Income Fund	5.5
Fidelity Large Cap Core Enhanced Index Fund	9.1
Fidelity Small Cap Opportunities Fund	3.4
44.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7
Fidelity Strategic Income Fund	2.8
5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.9
Fidelity Strategic Real Return Fund	5.8
Fidelity Total Bond Fund	17.4
29.1
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	5.6
Fidelity Short-Term Bond Fund	5.9
11.5
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.8%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	29.1%
Short-Term Funds	11.5%

Expected
Domestic Equity Funds	46.3%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	11.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.9%
	Shares	Value
Domestic Equity Funds - 44.8%
Fidelity 100 Index Fund	4,447	$ 44,251
Fidelity Advisor Mid Cap II Fund Institutional Class	2,249	35,583
Fidelity Broad Market Opportunities Fund	6,109	58,524
Fidelity Disciplined Equity Fund	1,379	37,485
Fidelity Equity Income Fund	689	35,985
Fidelity Large Cap Core Enhanced Index Fund	6,251	59,259
Fidelity Small Cap Opportunities Fund	2,623	22,399
TOTAL DOMESTIC EQUITY FUNDS		293,486
International Equity Funds - 9.1%
Fidelity Advisor International Discovery Fund Institutional Class	1,536	59,655
TOTAL EQUITY FUNDS (Cost $383,324)		353,141
Fixed-Income Funds - 34.6%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	2,099	17,567
Fidelity Strategic Income Fund	1,757	18,414
TOTAL HIGH YIELD FIXED-INCOME FUNDS		35,981
Investment Grade Fixed-Income Funds - 29.1%
Fidelity Government Income Fund	3,680	38,897
Fidelity Strategic Real Return Fund	3,789	38,347
Fidelity Total Bond Fund	10,923	113,816
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		191,060
TOTAL FIXED-INCOME FUNDS (Cost $224,329)		227,041
Short-Term Funds - 11.5%

Fidelity Institutional Money Market Fund Institutional Class	36,576	36,576
Fidelity Short-Term Bond Fund	4,471	38,537
TOTAL SHORT-TERM FUNDS (Cost $75,297)		75,113
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $682,950)		$ 655,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $682,950) - See accompanying schedule		$ 655,295
Cash		72
Total assets		655,367

Liabilities
Distribution fees payable	$ 263
Total liabilities		263

Net Assets		$ 655,104
Net Assets consist of:
Paid in capital		$ 674,310
Undistributed net investment income		224
Accumulated undistributed net realized gain (loss) on investments		8,225
Net unrealized appreciation (depreciation) on investments		(27,655)
Net Assets		$ 655,104

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($99,181 ÷ 2,031.2 shares)		$ 48.83

Maximum offering price per share (100/94.25 of $48.83)		$ 51.81
Class T: Net Asset Value and redemption price per share ($99,085 ÷ 2,029.1 shares)		$ 48.83

Maximum offering price per share (100/96.50 of $48.83)		$ 50.60

Class C: Net Asset Value and offering price per share ($233,998 ÷ 4,794.4 shares)A		$ 48.81

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($123,558 ÷ 2,530.4 shares)		$ 48.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,282 ÷ 2,033.2 shares)		$ 48.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 7,918
Interest		111
Total income		8,029

Expenses
Distribution fees	$ 1,068
Independent trustees' compensation	1
Total expenses before reductions	1,069
Expense reductions	(1)	1,068
Net investment income (loss)		6,961
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(143)
Capital gain distributions from underlying funds	10,896	10,753
Change in net unrealized appreciation (depreciation) on underlying funds		(27,655)
Net gain (loss)		(16,902)
Net increase (decrease) in net assets resulting from operations		$ (9,941)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,961
Net realized gain (loss)	10,753
Change in net unrealized appreciation (depreciation)	(27,655)
Net in net assets resulting from operations	(9,941)
Distributions to from net investment income	(6,737)
Distributions to from net realized gain	(2,528)
Total distributions	(9,265)
Share transactions - net increase (decrease)	674,310
Total increase (decrease) in net assets	655,104

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $224)	$ 655,104

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.632
Net realized and unrealized gain (loss)	(1.033)
Total from investment operations	(.401)
Distributions from net investment income	(.579)
Distributions from net realized gain	(.190)
Total distributions	(.769)
Net asset value, end of period	$ 48.83
Total Return B, C, D	(.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.578
Net realized and unrealized gain (loss)	(1.030)
Total from investment operations	(.452)
Distributions from net investment income	(.528)
Distributions from net realized gain	(.190)
Total distributions	(.718)
Net asset value, end of period	$ 48.83
Total Return B, C, D	(.96)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.463
Net realized and unrealized gain (loss)	(1.024)
Total from investment operations	(.561)
Distributions from net investment income	(.439)
Distributions from net realized gain	(.190)
Total distributions	(.629)
Net asset value, end of period	$ 48.81
Total Return B, C, D	(1.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 234
Portfolio turnover rate	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.675
Net realized and unrealized gain (loss)	(1.024)
Total from investment operations	(.349)
Distributions from net investment income	(.631)
Distributions from net realized gain	(.190)
Total distributions	(.821)
Net asset value, end of period	$ 48.83
Total Return B, C	(.77)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124
Portfolio turnover rate	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.687
Net realized and unrealized gain (loss)	(1.036)
Total from investment operations	(.349)
Distributions from net investment income	(.631)
Distributions from net realized gain	(.190)
Total distributions	(.821)
Net asset value, end of period	$ 48.83
Total Return B, C	(.77)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	6.9
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5
Fidelity Broad Market Opportunities Fund	9.1
Fidelity Disciplined Equity Fund	5.8
Fidelity Equity Income Fund	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.2
Fidelity Small Cap Opportunities Fund	3.5
45.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8
Fidelity Strategic Income Fund	3.0
5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8
Fidelity Strategic Real Return Fund	5.7
Fidelity Total Bond Fund	16.9
28.4
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	5.1
Fidelity Short-Term Bond Fund	5.3
10.4
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.7%
International Equity Funds	9.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	10.4%

Expected
Domestic Equity Funds	47.1%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	10.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.4%
	Shares	Value
Domestic Equity Funds - 45.7%
Fidelity 100 Index Fund	8,973	$ 89,286
Fidelity Advisor Mid Cap II Fund Institutional Class	4,502	71,223
Fidelity Broad Market Opportunities Fund	12,275	117,594
Fidelity Disciplined Equity Fund	2,748	74,683
Fidelity Equity Income Fund	1,413	73,809
Fidelity Large Cap Core Enhanced Index Fund	12,577	119,232
Fidelity Small Cap Opportunities Fund	5,398	46,097
TOTAL DOMESTIC EQUITY FUNDS		591,924
International Equity Funds - 9.7%
Fidelity Advisor International Discovery Fund Institutional Class	3,234	125,589
TOTAL EQUITY FUNDS (Cost $786,824)		717,513
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	4,371	36,587
Fidelity Strategic Income Fund	3,639	38,134
TOTAL HIGH YIELD FIXED-INCOME FUNDS		74,721
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund	7,066	74,690
Fidelity Strategic Real Return Fund	7,294	73,820
Fidelity Total Bond Fund	20,996	218,777
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		367,287
TOTAL FIXED-INCOME FUNDS (Cost $438,710)		442,008
Short-Term Funds - 10.4%

Fidelity Institutional Money Market Fund Institutional Class	66,609	66,609
Fidelity Short-Term Bond Fund	7,900	68,095
TOTAL SHORT-TERM FUNDS (Cost $134,935)		134,704
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,360,469)		$ 1,294,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $1,360,469) - See accompanying schedule		$ 1,294,225
Cash		72
Total assets		1,294,297

Liabilities
Payable for investments purchased	$ 3
Distribution fees payable	197
Total liabilities		200

Net Assets		$ 1,294,097
Net Assets consist of:
Paid in capital		$ 1,345,710
Undistributed net investment income		508
Accumulated undistributed net realized gain (loss) on investments		14,123
Net unrealized appreciation (depreciation) on investments		(66,244)
Net Assets		$ 1,294,097

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($349,079 ÷ 7,150.1 shares)		$ 48.82

Maximum offering price per share (100/94.25 of $48.82)		$ 51.80
Class T: Net Asset Value and redemption price per share ($99,001 ÷ 2,027.6 shares)		$ 48.83

Maximum offering price per share (100/96.50 of $48.83)		$ 50.60

Class C: Net Asset Value and offering price per share ($98,788 ÷ 2,023.5 shares)A		$ 48.82

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($648,016 ÷ 13,270.1 shares)		$ 48.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,213 ÷ 2,031.6 shares)		$ 48.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 11,623
Interest		112
Total income		11,735

Expenses
Distribution fees	$ 922
Independent trustees' compensation	1
Total expenses before reductions	923
Expense reductions	(1)	922
Net investment income (loss)		10,813
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(304)
Capital gain distributions from underlying funds	18,847	18,543
Change in net unrealized appreciation (depreciation) on underlying funds		(66,244)
Net gain (loss)		(47,701)
Net increase (decrease) in net assets resulting from operations		$ (36,888)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,813
Net realized gain (loss)	18,543
Change in net unrealized appreciation (depreciation)	(66,244)
Net in net assets resulting from operations	(36,888)
Distributions to from net investment income	(10,305)
Distributions to from net realized gain	(4,420)
Total distributions	(14,725)
Share transactions - net increase (decrease)	1,345,710
Total increase (decrease) in net assets	1,294,097

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $508)	$ 1,294,097

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.649
Net realized and unrealized gain (loss)	(1.093)
Total from investment operations	(.444)
Distributions from net investment income	(.546)
Distributions from net realized gain	(.190)
Total distributions	(.736)
Net asset value, end of period	$ 48.82
Total ReturnB, C, D	(.95)%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25%A
Expenses net of fee waivers, if any	.25%A
Expenses net of all reductions	.25%A
Net investment income (loss)	3.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 349
Portfolio turnover rate	25%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.606
Net realized and unrealized gain (loss)	(1.096)
Total from investment operations	(.490)
Distributions from net investment income	(.490)
Distributions from net realized gain	(.190)
Total distributions	(.680)
Net asset value, end of period	$ 48.83
Total Return B, C, D	(1.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50%A
Expenses net of all reductions	.50%A
Net investment income (loss)	2.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	25%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.499
Net realized and unrealized gain (loss)	(1.102)
Total from investment operations	(.603)
Distributions from net investment income	(.387)
Distributions from net realized gain	(.190)
Total distributions	(.577)
Net asset value, end of period	$ 48.82
Total Return B, C, D	(1.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.690
Net realized and unrealized gain (loss)	(1.078)
Total from investment operations	(.388)
Distributions from net investment income	(.592)
Distributions from net realized gain	(.190)
Total distributions	(.782)
Net asset value, end of period	$ 48.83
Total Return B, C	(.84)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 648
Portfolio turnover rate	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.713
Net realized and unrealized gain (loss)	(1.101)
Total from investment operations	(.388)
Distributions from net investment income	(.592)
Distributions from net realized gain	(.190)
Total distributions	(.782)
Net asset value, end of period	$ 48.83
Total Return B, C	(.84)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00%A
Expenses net of all reductions	.00%A
Net investment income (loss)	3.32%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	25%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	7.1
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7
Fidelity Broad Market Opportunities Fund	9.4
Fidelity Disciplined Equity Fund	6.0
Fidelity Equity Income Fund	5.8
Fidelity Large Cap Core Enhanced Index Fund	9.5
Fidelity Small Cap Opportunities Fund	3.6
47.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0
Fidelity Strategic Income Fund	3.1
6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6
Fidelity Strategic Real Return Fund	5.6
Fidelity Total Bond Fund	16.5
27.7
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	3.9
Fidelity Short-Term Bond Fund	4.3
8.2
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.1%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	8.2%

Expected
Domestic Equity Funds	48.1%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	8.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.0%
	Shares	Value
Domestic Equity Funds - 47.1%
Fidelity 100 Index Fund	5,177	$ 51,509
Fidelity Advisor Mid Cap II Fund Institutional Class	2,621	41,466
Fidelity Broad Market Opportunities Fund	7,122	68,228
Fidelity Disciplined Equity Fund	1,603	43,562
Fidelity Equity Income Fund	808	42,212
Fidelity Large Cap Core Enhanced Index Fund	7,278	68,992
Fidelity Small Cap Opportunities Fund	3,074	26,250
TOTAL DOMESTIC EQUITY FUNDS		342,219
International Equity Funds - 10.9%
Fidelity Advisor International Discovery Fund Institutional Class	2,043	79,318
TOTAL EQUITY FUNDS (Cost $453,841)		421,537
Fixed-Income Funds - 33.8%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	2,579	21,583
Fidelity Strategic Income Fund	2,146	22,490
TOTAL HIGH YIELD FIXED-INCOME FUNDS		44,073
Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund	3,878	40,992
Fidelity Strategic Real Return Fund	4,012	40,605
Fidelity Total Bond Fund	11,539	120,234
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		201,831
TOTAL FIXED-INCOME FUNDS (Cost $243,595)		245,904
Short-Term Funds - 8.2%

Fidelity Institutional Money Market Fund Institutional Class	28,633	28,633
Fidelity Short-Term Bond Fund	3,631	31,298
TOTAL SHORT-TERM FUNDS (Cost $60,072)		59,931
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $757,508)		$ 727,372

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $757,508) - See accompanying schedule		$ 727,372
Cash		72
Total assets		727,444

Liabilities
Payable for investments purchased	$ 67
Distribution fees payable	145
Total liabilities		212

Net Assets		$ 727,232
Net Assets consist of:
Paid in capital		$ 747,154
Undistributed net investment income		264
Accumulated undistributed net realized gain (loss) on investments		9,950
Net unrealized appreciation (depreciation) on investments		(30,136)
Net Assets		$ 727,232

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($98,954 ÷ 2,030 shares)		$ 48.75

Maximum offering price per share (100/94.25 of $48.75)		$ 51.72
Class T: Net Asset Value and redemption price per share ($98,849 ÷ 2,028 shares)		$ 48.74

Maximum offering price per share (100/96.50 of $48.74)		$ 50.51

Class C: Net Asset Value and offering price per share ($98,641 ÷ 2,024 shares)A		$ 48.74

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($331,730 ÷ 6,805 shares)		$ 48.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,058 ÷ 2,032 shares)		$ 48.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 8,064
Interest		113
Total income		8,177

Expenses
Distribution fees		760
Net investment income (loss)		7,417
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	$ (151)
Capital gain distributions from underlying funds	13,064	12,913
Change in net unrealized appreciation (depreciation) on underlying funds		(30,136)
Net gain (loss)		(17,223)
Net increase (decrease) in net assets resulting from operations		$ (9,806)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,417
Net realized gain (loss)	12,913
Change in net unrealized appreciation (depreciation)	(30,136)
Net in net assets resulting from operations	(9,806)
Distributions to from net investment income	(7,153)
Distributions to from net realized gain	(2,963)
Total distributions	(10,116)
Share transactions - net increase (decrease)	747,154
Total increase (decrease) in net assets	727,232

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $264)	$ 727,232

Financial Highlights - Class A

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.624
Net realized and unrealized gain (loss)	(1.135)
Total from investment operations	(.511)
Distributions from net investment income	(.539)
Distributions from net realized gain	(.200)
Total distributions	(.739)
Net asset value, end of period	$ 48.75
Total Return B, C	(1.09)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.570
Net realized and unrealized gain (loss)	(1.142)
Total from investment operations	(.572)
Distributions from net investment income	(.488)
Distributions from net realized gain	(.200)
Total distributions	(.688)
Net asset value, end of period	$ 48.74
Total Return B, C	(1.21)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.463
Net realized and unrealized gain (loss)	(1.138)
Total from investment operations	(.675)
Distributions from net investment income	(.385)
Distributions from net realized gain	(.200)
Total distributions	(.585)
Net asset value, end of period	$ 48.74
Total Return B, C	(1.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.662
Net realized and unrealized gain (loss)	(1.120)
Total from investment operations	(.458)
Distributions from net investment income	(.592)
Distributions from net realized gain	(.200)
Total distributions	(.792)
Net asset value, end of period	$ 48.75
Total Return B	(.99)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 332
Portfolio turnover rate	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period August 30, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.679
Net realized and unrealized gain (loss)	(1.137)
Total from investment operations	(.458)
Distributions from net investment income	(.592)
Distributions from net realized gain	(.200)
Total distributions	(.792)
Net asset value, end of period	$ 48.75
Total Return B	(.99)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period August 30, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	7.3
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8
Fidelity Broad Market Opportunities Fund	9.5
Fidelity Disciplined Equity Fund	6.0
Fidelity Equity Income Fund	6.0
Fidelity Large Cap Core Enhanced Index Fund	9.6
Fidelity Small Cap Opportunities Fund	3.7
47.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2
Fidelity Strategic Income Fund	3.3
6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7
Fidelity Strategic Real Return Fund	5.6
Fidelity Total Bond Fund	16.8
28.1
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	2.8
Fidelity Short-Term Bond Fund	3.0
5.8
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.9%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	28.1%
Short-Term Funds	5.8%

Expected
Domestic Equity Funds	49.3%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	6.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.6%
	Shares	Value
Domestic Equity Funds - 47.9%
Fidelity 100 Index Fund	12,038	$ 119,782
Fidelity Advisor Mid Cap II Fund Institutional Class	6,009	95,064
Fidelity Broad Market Opportunities Fund	16,344	156,571
Fidelity Disciplined Equity Fund	3,670	99,750
Fidelity Equity Income Fund	1,884	98,461
Fidelity Large Cap Core Enhanced Index Fund	16,795	159,217
Fidelity Small Cap Opportunities Fund	7,199	61,476
TOTAL DOMESTIC EQUITY FUNDS		790,321
International Equity Funds - 11.7%
Fidelity Advisor International Discovery Fund Institutional Class	4,965	192,801
TOTAL EQUITY FUNDS (Cost $1,088,121)		983,122
Fixed-Income Funds - 34.6%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	6,229	52,139
Fidelity Strategic Income Fund	5,222	54,732
TOTAL HIGH YIELD FIXED-INCOME FUNDS		106,871
Investment Grade Fixed-Income Funds - 28.1%
Fidelity Government Income Fund	8,891	93,976
Fidelity Strategic Real Return Fund	9,088	91,969
Fidelity Total Bond Fund	26,591	277,079
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		463,024
TOTAL FIXED-INCOME FUNDS (Cost $566,217)		569,895
Short-Term Funds - 5.8%

Fidelity Institutional Money Market Fund Institutional Class	47,181	47,181
Fidelity Short-Term Bond Fund	5,719	49,300
TOTAL SHORT-TERM FUNDS (Cost $96,649)		96,481
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,750,987)		$ 1,649,498

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $1,750,987) - See accompanying schedule	$ 1,649,498
Cash	74
Total assets	1,649,572

Liabilities
Distribution fees payable	232

Net Assets	$ 1,649,340
Net Assets consist of:
Paid in capital	$ 1,733,448
Undistributed net investment income	596
Accumulated undistributed net realized gain (loss) on investments	16,785
Net unrealized appreciation (depreciation) on investments	(101,489)
Net Assets	$ 1,649,340

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($98,929 ÷ 2,027.48 shares)	$ 48.79

Maximum offering price per share (100/94.25 of $48.79)	$ 51.77
Class T: Net Asset Value and redemption price per share ($305,786 ÷ 6,267.99 shares)	$ 48.79

Maximum offering price per share (100/96.50 of $48.79)	$ 50.56

Class C: Net Asset Value and offering price per share ($98,617 ÷ 2,021.46 shares)A	$ 48.79

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($1,022,530 ÷ 20,954.01 shares)	$ 48.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($123,478 ÷ 2,530.44 shares)	$ 48.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 13,401
Interest		75
Total income		13,476

Expenses
Distribution fees	$ 1,010
Independent trustee's compensation	1
Total expenses before reductions	1,011
Expense reductions	(1)	1,010
Net investment income (loss)		12,466
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(522)
Capital gain distributions from underlying funds	22,298	21,776
Change in net unrealized appreciation (depreciation) on underlying funds		(101,489)
Net gain (loss)		(79,713)
Net increase (decrease) in net assets resulting from operations		$ (67,247)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,466
Net realized gain (loss)	21,776
Change in net unrealized appreciation (depreciation)	(101,489)
Net in net assets resulting from operations	(67,247)
Distributions to from net investment income	(11,870)
Distributions to from net realized gain	(4,991)
Total distributions	(16,861)
Share transactions - net increase (decrease)	1,733,448
Total increase (decrease) in net assets	1,649,340

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $596)	$ 1,649,340

Financial Highlights - Class A

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.592
Net realized and unrealized gain (loss)	(1.125)
Total from investment operations	(.533)
Distributions from net investment income	(.487)
Distributions from net realized gain	(.190)
Total distributions	(.677)
Net asset value, end of period	$ 48.79
Total Return B, C, D	(1.13)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.525
Net realized and unrealized gain (loss)	(1.102)
Total from investment operations	(.577)
Distributions from net investment income	(.443)
Distributions from net realized gain	(.190)
Total distributions	(.633)
Net asset value, end of period	$ 48.79
Total Return B, C, D	(1.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50%A
Expenses net of all reductions	.50%A
Net investment income (loss)	2.48%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 306
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.430
Net realized and unrealized gain (loss)	(1.116)
Total from investment operations	(.686)
Distributions from net investment income	(.334)
Distributions from net realized gain	(.190)
Total distributions	(.524)
Net asset value, end of period	$ 48.79
Total ReturnB, C, D	(1.42)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%A
Expenses net of fee waivers, if any	1.00%A
Expenses net of all reductions	1.00%A
Net investment income (loss)	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.623
Net realized and unrealized gain (loss)	(1.094)
Total from investment operations	(.471)
Distributions from net investment income	(.539)
Distributions from net realized gain	(.190)
Total distributions	(.729)
Net asset value, end of period	$ 48.80
Total ReturnB, C	(1.01)%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%A
Expenses net of fee waivers, if any	.00%A
Expenses net of all reductions	.00%A
Net investment income (loss)	2.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,023
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.643
Net realized and unrealized gain (loss)	(1.114)
Total from investment operations	(.471)
Distributions from net investment income	(.539)
Distributions from net realized gain	(.190)
Total distributions	(.729)
Net asset value, end of period	$ 48.80
Total ReturnB, C	(1.01)%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%A
Expenses net of fee waivers, if any	.00%A
Expenses net of all reductions	.00%A
Net investment income (loss)	2.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 123
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	7.6
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0
Fidelity Broad Market Opportunities Fund	10.1
Fidelity Disciplined Equity Fund	6.3
Fidelity Equity Income Fund	6.5
Fidelity Large Cap Core Enhanced Index Fund	10.2
Fidelity Small Cap Opportunities Fund	4.1
50.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3
Fidelity Strategic Income Fund	3.3
6.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3
Fidelity Strategic Real Return Fund	5.3
Fidelity Total Bond Fund	15.7
26.3
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	2.0
Fidelity Short-Term Bond Fund	1.9
3.9
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.8%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	3.9%

Expected
Domestic Equity Funds	50.6%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	4.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.2%
	Shares	Value
Domestic Equity Funds - 50.8%
Fidelity 100 Index Fund	7,927	$ 78,876
Fidelity Advisor Mid Cap II Fund Institutional Class	3,938	62,302
Fidelity Broad Market Opportunities Fund	10,898	104,405
Fidelity Disciplined Equity Fund	2,393	65,046
Fidelity Equity Income Fund	1,275	66,622
Fidelity Large Cap Core Enhanced Index Fund	11,050	104,752
Fidelity Small Cap Opportunities Fund	4,943	42,211
TOTAL DOMESTIC EQUITY FUNDS		524,214
International Equity Funds - 12.4%
Fidelity Advisor International Discovery Fund Institutional Class	3,311	128,557
TOTAL EQUITY FUNDS (Cost $671,309)		652,771
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 6.6%
Fidelity Capital & Income Fund	4,069	34,060
Fidelity Strategic Income Fund	3,267	34,236
TOTAL HIGH YIELD FIXED-INCOME FUNDS		68,296
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund	5,158	54,516
Fidelity Strategic Real Return Fund	5,394	54,583
Fidelity Total Bond Fund	15,607	162,623
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		271,722
TOTAL FIXED-INCOME FUNDS (Cost $338,466)		340,018
Short-Term Funds - 3.9%

Fidelity Institutional Money Market Fund Institutional Class	19,866	19,866
Fidelity Short-Term Bond Fund	2,300	19,830
TOTAL SHORT-TERM FUNDS (Cost $39,714)		39,696
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,049,489)		$ 1,032,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $1,049,489) - See accompanying schedule	$ 1,032,485
Cash	39
Total assets	1,032,524

Liabilities
Distribution fees payable	143

Net Assets	$ 1,032,381
Net Assets consist of:
Paid in capital	$ 1,049,369
Undistributed net investment income	309
Accumulated undistributed net realized gain (loss) on investments	(293)
Net unrealized appreciation (depreciation) on investments	(17,004)
Net Assets	$ 1,032,381

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,403 ÷ 2,001.6 shares)	$ 47.66

Maximum offering price per share (100/94.25 of $47.66)	$ 50.57
Class T: Net Asset Value and redemption price per share ($95,382 ÷ 2,001.3 shares)	$ 47.66

Maximum offering price per share (100/96.50 of $47.66)	$ 49.39

Class C: Net Asset Value and offering price per share ($95,340 ÷ 2,001.0 shares)A	$ 47.65

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($650,832 ÷ 13,653.2 shares)	$ 47.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,424 ÷ 2,001.9 shares)	$ 47.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period December 31, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 803
Interest		39
Total income		842

Expenses
Distribution fees		147
Net investment income (loss)		695
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	$ (293)
Change in net unrealized appreciation (depreciation) on underlying funds	(17,004)
Net gain (loss)		(17,297)
Net increase (decrease) in net assets resulting from operations		$ (16,602)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period December 31, 2007 (commencement of operations) to January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 695
Net realized gain (loss)	(293)
Change in net unrealized appreciation (depreciation)	(17,004)
Net in net assets resulting from operations	(16,602)
Distributions to from net investment income	(386)
Share transactions - net increase (decrease)	1,049,369
Total increase (decrease) in net assets	1,032,381

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $309)	$ 1,032,381

Financial Highlights - Class A

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.055
Net realized and unrealized gain (loss)	(2.381)
Total from investment operations	(2.326)
Distributions from net investment income	(.014)
Net asset value, end of period	$ 47.66
Total Return B, C	(4.65)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.035
Net realized and unrealized gain (loss)	(2.369)
Total from investment operations	(2.334)
Distributions from net investment income	(.006)
Net asset value, end of period	$ 47.66
Total Return B, C	(4.67)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.024
Net realized and unrealized gain (loss)	(2.374)
Total from investment operations	(2.350)
Net asset value, end of period	$ 47.65
Total Return B, C	(4.70)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.057
Net realized and unrealized gain (loss)	(2.365)
Total from investment operations	(2.308)
Distributions from net investment income	(.022)
Net asset value, end of period	$ 47.67
Total Return B	(4.62)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 651
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period December 31, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.066
Net realized and unrealized gain (loss)	(2.374)
Total from investment operations	(2.308)
Distributions from net investment income	(.022)
Net asset value, end of period	$ 47.67
Total Return B	(4.62)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period December 31, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	7.7
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0
Fidelity Broad Market Opportunities Fund	10.1
Fidelity Disciplined Equity Fund	6.3
Fidelity Equity Income Fund	6.5
Fidelity Large Cap Core Enhanced Index Fund	10.1
Fidelity Small Cap Opportunities Fund	4.0
50.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.5
Fidelity Strategic Income Fund	3.5
7.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5
Fidelity Strategic Real Return Fund	5.4
Fidelity Total Bond Fund	16.3
27.2
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	1.4
Fidelity Short-Term Bond Fund	1.4
2.8
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.7%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	2.8%

Expected
Domestic Equity Funds	51.4%
International Equity Funds	12.9%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	2.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.0%
	Shares	Value
Domestic Equity Funds - 50.7%
Fidelity 100 Index Fund	5,197	$ 51,713
Fidelity Advisor Mid Cap II Fund Institutional Class	2,578	40,777
Fidelity Broad Market Opportunities Fund	7,094	67,963
Fidelity Disciplined Equity Fund	1,561	42,425
Fidelity Equity Income Fund	835	43,612
Fidelity Large Cap Core Enhanced Index Fund	7,232	68,558
Fidelity Small Cap Opportunities Fund	3,199	27,323
TOTAL DOMESTIC EQUITY FUNDS		342,371
International Equity Funds - 12.3%
Fidelity Advisor International Discovery Fund Institutional Class	2,148	83,397
TOTAL EQUITY FUNDS (Cost $451,692)		425,768
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 7.0%
Fidelity Capital & Income Fund	2,791	23,362
Fidelity Strategic Income Fund	2,287	23,971
TOTAL HIGH YIELD FIXED-INCOME FUNDS		47,333
Investment Grade Fixed-Income Funds - 27.2%
Fidelity Government Income Fund	3,508	37,079
Fidelity Strategic Real Return Fund	3,640	36,832
Fidelity Total Bond Fund	10,582	110,269
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		184,180
TOTAL FIXED-INCOME FUNDS (Cost $230,557)		231,513
Short-Term Funds - 2.8%

Fidelity Institutional Money Market Fund Institutional Class	9,416	9,416
Fidelity Short-Term Bond Fund	1,093	9,420
TOTAL SHORT-TERM FUNDS (Cost $18,832)		18,836
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $701,081)		$ 676,117

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $701,081) - See accompanying schedule		$ 676,117
Cash		39
Receivable for investments sold		2
Receivable for fund shares sold		1,350
Total assets		677,508

Liabilities
Payable for investments purchased	$ 1,352
Distribution fees payable	140
Total liabilities		1,492

Net Assets		$ 676,016
Net Assets consist of:
Paid in capital		$ 700,850
Undistributed net investment income		210
Accumulated undistributed net realized gain (loss) on investments		(80)
Net unrealized appreciation (depreciation) on investments		(24,964)
Net Assets		$ 676,016

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,416 ÷ 2,002.3 shares)		$ 47.65

Maximum offering price per share (100/94.25 of $47.65)		$ 50.56
Class T: Net Asset Value and redemption price per share ($95,395 ÷ 2,001.9 shares)		$ 47.65

Maximum offering price per share (100/96.50 of $47.65)		$ 49.38

Class C: Net Asset Value and offering price per share ($95,353 ÷ 2,001.3 shares)A		$ 47.65

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($294,415 ÷ 6,178.2 shares)		$ 47.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,437 ÷ 2,002.6 shares)		$ 47.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period December 31, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 745
Interest		39
Total income		784

Expenses
Distribution fees		147
Net investment income (loss)		637
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	$ (80)
Change in net unrealized appreciation (depreciation) on underlying funds	(24,964)
Net gain (loss)		(25,044)
Net increase (decrease) in net assets resulting from operations		$ (24,407)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period December 31, 2007 (commencement of operations) to January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 637
Net realized gain (loss)	(80)
Change in net unrealized appreciation (depreciation)	(24,964)
Net in net assets resulting from operations	(24,407)
Distributions to from net investment income	(427)
Share transactions - net increase (decrease)	700,850
Total increase (decrease) in net assets	676,016

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $210)	$ 676,016

Financial Highlights - Class A

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.056
Net realized and unrealized gain (loss)	(2.376)
Total from investment operations	(2.320)
Distributions from net investment income	(.030)
Net asset value, end of period	$ 47.65
Total Return B, C	(4.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	-% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.045
Net realized and unrealized gain (loss)	(2.373)
Total from investment operations	(2.328)
Distributions from net investment income	(.022)
Net asset value, end of period	$ 47.65
Total Return B, C	(4.66)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	-% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than 1%.

Financial Highlights - Class C

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.024
Net realized and unrealized gain (loss)	(2.368)
Total from investment operations	(2.344)
Distributions from net investment income	(.006)
Net asset value, end of period	$ 47.65
Total Return B, C	(4.69)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	-% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.061
Net realized and unrealized gain (loss)	(2.373)
Total from investment operations	(2.312)
Distributions from net investment income	(.038)
Net asset value, end of period	$ 47.65
Total Return B	(4.62)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 294
Portfolio turnover rate	-% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period December 31, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Amount represents less than 1%.

Financial Highlights - Institutional Class

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.066
Net realized and unrealized gain (loss)	(2.368)
Total from investment operations	(2.302)
Distributions from net investment income	(.038)
Net asset value, end of period	$ 47.66
Total Return B	(4.60)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	-% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period December 31, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Summary

Fund Holdings as of January 31, 2008
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	7.8
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1
Fidelity Broad Market Opportunities Fund	10.2
Fidelity Disciplined Equity Fund	6.4
Fidelity Equity Income Fund	6.6
Fidelity Large Cap Core Enhanced Index Fund	10.3
Fidelity Small Cap Opportunities Fund	4.2
51.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.5
Fidelity Strategic Income Fund	3.6
7.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4
Fidelity Strategic Real Return Fund	5.4
Fidelity Total Bond Fund	16.0
26.8
Short-Term Funds
Fidelity Institutional Money Market Fund Institutional Class	1.1
Fidelity Short-Term Bond Fund	1.0
2.1
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	51.6%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	2.1%

Expected
Domestic Equity Funds	51.9%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	6.9%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	2.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of January 31, 2008. The expected allocation represents the fund's anticipated allocation at July 31, 2008.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.0%
	Shares	Value
Domestic Equity Funds - 51.6%
Fidelity 100 Index Fund	7,356	$ 73,195
Fidelity Advisor Mid Cap II Fund Institutional Class	3,630	57,419
Fidelity Broad Market Opportunities Fund	10,076	96,525
Fidelity Disciplined Equity Fund	2,206	59,959
Fidelity Equity Income Fund	1,189	62,148
Fidelity Large Cap Core Enhanced Index Fund	10,221	96,894
Fidelity Small Cap Opportunities Fund	4,608	39,349
TOTAL DOMESTIC EQUITY FUNDS		485,489
International Equity Funds - 12.4%
Fidelity Advisor International Discovery Fund Institutional Class	3,002	116,562
TOTAL EQUITY FUNDS (Cost $637,308)		602,051
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 7.1%
Fidelity Capital & Income Fund	3,978	33,300
Fidelity Strategic Income Fund	3,223	33,778
TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,078
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund	4,797	50,705
Fidelity Strategic Real Return Fund	4,988	50,483
Fidelity Total Bond Fund	14,488	150,963
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		252,151
TOTAL FIXED-INCOME FUNDS (Cost $318,011)		319,229
Short-Term Funds - 2.1%

Fidelity Institutional Money Market Fund Institutional Class	9,663	9,663
Fidelity Short-Term Bond Fund	1,119	9,649
TOTAL SHORT-TERM FUNDS (Cost $19,309)		19,312
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $974,628)		$ 940,592

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $974,628) - See accompanying schedule		$ 940,592
Cash		39
Receivable for investments sold		3
Total assets		940,634

Liabilities
Payable for investments purchased	$ 2
Distribution fees payable	140
Total liabilities		142

Net Assets		$ 940,492
Net Assets consist of:
Paid in capital		$ 974,341
Undistributed net investment income		302
Accumulated undistributed net realized gain (loss) on investments		(115)
Net unrealized appreciation (depreciation) on investments		(34,036)
Net Assets		$ 940,492

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,382 ÷ 2,002.2 shares)		$ 47.64

Maximum offering price per share (100/94.25 of $47.64)		$ 50.55
Class T: Net Asset Value and redemption price per share ($95,361 ÷ 2,001.7 shares)		$ 47.64

Maximum offering price per share (100/96.50 of $47.64)		$ 49.37

Class C: Net Asset Value and offering price per share ($95,320 ÷ 2,001.3 shares) A		$ 47.63

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($559,026 ÷ 11,734.2 shares)		$ 47.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,403 ÷ 2,002.5 shares)		$ 47.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the period December 31, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds	$ 1,010
Interest	39
Total income	1,049

Expenses
Distribution fees	147
Net investment income (loss)	902
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(115)
Change in net unrealized appreciation (depreciation) on underlying funds	(34,036)
Net gain (loss)	(34,151)
Net increase (decrease) in net assets resulting from operations	$ (33,249)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period December 31, 2007 (commencement of operations) to January 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 902
Net realized gain (loss)	(115)
Change in net unrealized appreciation (depreciation)	(34,036)
Net in net assets resulting from operations	(33,249)
Distributions to from net investment income	(600)
Share transactions - net increase (decrease)	974,341
Total increase (decrease) in net assets	940,492

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $302)	$ 940,492

Financial Highlights - Class A

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.054
Net realized and unrealized gain (loss)	(2.386)
Total from investment operations	(2.332)
Distributions from net investment income	(.028)
Net asset value, end of period	$ 47.64
Total Return B, C	(4.66)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.044
Net realized and unrealized gain (loss)	(2.384)
Total from investment operations	(2.340)
Distributions from net investment income	(.020)
Net asset value, end of period	$ 47.64
Total Return B, C	(4.69)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Period ended January 31, 2008 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.023
Net realized and unrealized gain (loss)	(2.389)
Total from investment operations	(2.366)
Distributions from net investment income	(.004)
Net asset value, end of period	$ 47.63
Total Return B, C	(4.73)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.059
Net realized and unrealized gain (loss)	(2.383)
Total from investment operations	(2.324)
Distributions from net investment income	(.036)
Net asset value, end of period	$ 47.64
Total Return B	(4.65)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 559
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period December 31, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended January 31, 2008 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.055
Net realized and unrealized gain (loss)	(2.379)
Total from investment operations	(2.324)
Distributions from net investment income	(.036)
Net asset value, end of period	$ 47.64
Total Return B	(4.65)%
Ratios to Average Net Assets D, F
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period December 31, 2007 (commencement of operations) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR) and its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of each Fund's federal tax return.

Dividends are declared and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Income Replacement 2016 Fund	$ 5,943,761	$ 29,751	$ (202,277)	$ (172,526)
Fidelity Income Replacement 2018 Fund	4,535,026	24,870	(167,311)	(142,441)
Fidelity Income Replacement 2020 Fund	1,276,020	9,493	(31,516)	(22,023)
Fidelity Income Replacement 2022 Fund	3,834,313	15,589	(156,205)	(140,616)
Fidelity Income Replacement 2024 Fund	1,120,649	7,203	(36,674)	(29,471)
Fidelity Income Replacement 2026 Fund	1,186,282	6,513	(50,736)	(44,223)
Fidelity Income Replacement 2028 Fund	4,546,485	29,713	(142,907)	(113,194)
Fidelity Income Replacement 2030 Fund	682,950	3,628	(31,283)	(27,655)
Fidelity Income Replacement 2032 Fund	1,360,469	5,252	(71,496)	(66,244)
Fidelity Income Replacement 2034 Fund	757,508	3,265	(33,401)	(30,136)
Fidelity Income Replacement 2036 Fund	1,750,987	6,961	(108,450)	(101,489)
Fidelity Income Replacement 2038 Fund	1,049,489	8,885	(25,889)	(17,004)
Fidelity Income Replacement 2040 Fund	701,081	3,392	(28,356)	(24,964)
Fidelity Income Replacement 2042 Fund	974,627	2,112	(36,147)	(34,035)

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Purchase & Sales of Investments

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	7,976,974	2,017,587
Fidelity Income Replacement 2018 Fund	5,640,290	1,091,653
Fidelity Income Replacement 2020 Fund	1,401,046	124,540
Fidelity Income Replacement 2022 Fund	4,571,275	727,790
Fidelity Income Replacement 2024 Fund	1,339,214	217,465
Fidelity Income Replacement 2026 Fund	1,325,310	138,691
Fidelity Income Replacement 2028 Fund	4,941,421	390,877
Fidelity Income Replacement 2030 Fund	750,199	67,107
Fidelity Income Replacement 2032 Fund	1,450,060	89,288
Fidelity Income Replacement 2034 Fund	810,451	52,792
Fidelity Income Replacement 2036 Fund	1,810,293	58,784
Fidelity Income Replacement 2038 Fund	1,061,532	11,782
Fidelity Income Replacement 2040 Fund	702,345	1,185
Fidelity Income Replacement 2042 Fund	989,917	15,180

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 183	$ 104
Class T	.25%	.25%	300	214
Class C	.75%	.25%	2,359	2,355
			$ 2,842	$ 2,673
Fidelity Income Replacement 2018 Fund
Class A	0%	.25%	$ 159	$ 104
Class T	.25%	.25%	248	220
Class C	.75%	.25%	534	534
			$ 941	$ 858
Fidelity Income Replacement 2020 Fund
Class A	0%	.25%	$ 119	$ 106
Class T	.25%	.25%	268	214
Class C	.75%	.25%	530	530
			$ 917	$ 850
Fidelity Income Replacement 2022 Fund
Class A	0%	.25%	$ 115	$ 107
Class T	.25%	.25%	216	216
Class C	.75%	.25%	432	432
			$ 763	$ 755
Fidelity Income Replacement 2024 Fund
Class A	0%	.25%	$ 155	$ 107
Class T	.25%	.25%	218	218
Class C	.75%	.25%	432	432
			$ 805	$ 757
Fidelity Income Replacement 2026 Fund
Class A	0%	.25%	$ 114	$ 108
Class T	.25%	.25%	216	216
Class C	.75%	.25%	894	893
			$ 1,224	$ 1,217
Fidelity Income Replacement 2028 Fund
Class A	0%	.25%	$ 108	$ 108
Class T	.25%	.25%	262	214
Class C	.75%	.25%	433	433
			$ 803	$ 755
Fidelity Income Replacement 2030 Fund
Class A	0%	.25%	$ 108	$ 108
Class T	.25%	.25%	216	216
Class C	.75%	.25%	744	743
			$ 1,068	$ 1,067

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2032 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 273	$ 106
Class T	.25%	.25%	216	216
Class C	.75%	.25%	433	433
			$ 922	$ 755
Fidelity Income Replacement 2034 Fund
Class A	0%	.25%	$ 109	$ 109
Class T	.25%	.25%	218	218
Class C	.75%	.25%	433	433
			$ 760	$ 760
Fidelity Income Replacement 2036 Fund
Class A	0%	.25%	$ 109	$ 109
Class T	.25%	.25%	468	212
Class C	.75%	.25%	433	433
			$ 1,010	$ 754
Fidelity Income Replacement 2038 Fund
Class A	0%	.25%	$ 21	$ 21
Class T	.25%	.25%	42	42
Class C	.75%	.25%	84	84
			$ 147	$ 147
Fidelity Income Replacement 2040 Fund
Class A	0%	.25%	$ 21	$ 21
Class T	.25%	.25%	42	42
Class C	.75%	.25%	84	84
			$ 147	$ 147
Fidelity Income Replacement 2042 Fund
Class A	0%	.25%	$ 21	$ 21
Class T	.25%	.25%	42	42
Class C	.75%	.25%	84	84
			$ 147	$ 147

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 2,450
Class T	264
Class C*	177
$ 2,891
Fidelity Income Replacement 2018 Fund
Class A	$ 2,516
Class T	125
$ 2,641
Fidelity Income Replacement 2020 Fund
Class A	$ 643
Class T	237
$ 880

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Income Replacement 2022 Fund	Retained by FDC
Class A	$ 412
Fidelity Income Replacement 2024 Fund
Class A	$ 996
Fidelity Income Replacement 2028 Fund
Class T	$ 163
Fidelity Income Replacement 2032 Fund
Class A	$ 1,114

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded 0.00% of average net assets plus distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

Reimbursement from adviser
Fidelity Income Replacement 2016 Fund
Income Replacement 2016	$ 3
Fidelity Income Replacement 2018 Fund
Income Replacement 2018	2
Fidelity Income Replacement 2020 Fund
Income Replacement 2020	1
Fidelity Income Replacement 2022 Fund
Income Replacement 2022	2
Fidelity Income Replacement 2024 Fund
Income Replacement 2024	1
Fidelity Income Replacement 2026 Fund
Income Replacement 2026	1
Fidelity Income Replacement 2028 Fund
Income Replacement 2028	2
Fidelity Income Replacement 2030 Fund
Income Replacement 2030	1
Fidelity Income Replacement 2032 Fund
Income Replacement 2032	1
Fidelity Income Replacement 2036 Fund
Income Replacement 2036	1

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

6. Other - continued

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Income Replacement 2016 Fund	Income Replacement 2028 Fund
Fidelity Broad Market Opportunities Fund	11%	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Broad Market Opportunities Fund	71%

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
Fidelity Income Replacement 2020 Fund	32%
Fidelity Income Replacement 2022 Fund	11%
Fidelity Income Replacement 2024 Fund	37%
Fidelity Income Replacement 2026 Fund	35%
Fidelity Income Replacement 2030 Fund	61%
Fidelity Income Replacement 2032 Fund	31%
Fidelity Income Replacement 2034 Fund	54%
Fidelity Income Replacement 2036 Fund	25%
Fidelity Income Replacement 2038 Fund	37%
Fidelity Income Replacement 2040 Fund	57%
Fidelity Income Replacement 2042 Fund	41%

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended January 31, 2008 A
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 2,052
Class T	1,490
Class C	5,633
Income Replacement 2016	28,906
Institutional Class	1,299
Total	$ 39,380
From net realized gain
Class A	$ 614
Class T	512
Class C	2,180
Income Replacement 2016	9,335
Institutional Class	282
Total	$ 12,923
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 1,534
Class T	1,224
Class C	1,208
Income Replacement 2018	23,768
Institutional Class	1,298
Total	$ 29,032

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

Period ended January 31, 2008 A
From net realized gain
Class A	$ 262
Class T	323
Class C	389
Income Replacement 2018	6,892
Institutional Class	262
Total	$ 8,128
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 1,285
Class T	1,454
Class C	1,236
Income Replacement 2020	2,600
Institutional Class	1,325
Total	$ 7,900
From net realized gain
Class A	$ 342
Class T	498
Class C	510
Income Replacement 2020	790
Institutional Class	342
Total	$ 2,482
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 1,104
Class T	941
Class C	747
Income Replacement 2022	20,131
Institutional Class	2,653
Total	$ 25,576
From net realized gain
Class A	$ 341
Class T	341
Class C	341
Income Replacement 2022	7,075
Institutional Class	994
Total	$ 9,092
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 1,810
Class T	1,004
Class C	796
Income Replacement 2024	3,066
Institutional Class	1,214
Total	$ 7,890
From net realized gain
Class A	$ 761
Class T	342
Class C	341
Income Replacement 2024	1,110
Institutional Class	342
Total	$ 2,896

Semiannual Report

7. Distributions to Shareholders - continued

Period ended January 31, 2008 A
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 1,244
Class T	1,044
Class C	2,264
Income Replacement 2026	3,731
Institutional Class	1,252
Total	$ 9,535
From net realized gain
Class A	$ 407
Class T	362
Class C	1,176
Income Replacement 2026	1,399
Institutional Class	362
Total	$ 3,706
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 943
Class T	1,140
Class C	639
Income Replacement 2028	15,532
Institutional Class	1,048
Total	$ 19,302
From net realized gain
Class A	$ 322
Class T	519
Class C	321
Income Replacement 2028	7,120
Institutional Class	322
Total	$ 8,604
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,165
Class T	1,062
Class C	1,753
Income Replacement 2030	1,486
Institutional Class	1,271
Total	$ 6,737
From net realized gain
Class A	$ 382
Class T	382
Class C	905
Income Replacement 2030	477
Institutional Class	382
Total	$ 2,528
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,128
Class T	986
Class C	778
Income Replacement 2032	4,221
Institutional Class	1,192
Total	$ 10,305

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

Period ended January 31, 2008 A
From net realized gain
Class A	$ 1,345
Class T	382
Class C	381
Income Replacement 2032	1,930
Institutional Class	382
Total	$ 4,420
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 1,085
Class T	982
Class C	774
Income Replacement 2034	3,120
Institutional Class	1,192
Total	$ 7,153
From net realized gain
Class A	$ 402
Class T	402
Class C	401
Income Replacement 2034	1,356
Institutional Class	402
Total	$ 2,963
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 980
Class T	2,346
Class C	671
Income Replacement 2036	6,521
Institutional Class	1,352
Total	$ 11,870
From net realized gain
Class A	$ 381
Class T	1,187
Class C	381
Income Replacement 2036	2,566
Institutional Class	476
Total	$ 4,991
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 28
Class T	12
Income Replacement 2038	302
Institutional Class	44
Total	$ 386
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 60
Class T	44
Class C	12
Income Replacement 2040	235
Institutional Class	76
Total	$ 427

Semiannual Report

7. Distributions to Shareholders - continued

Period ended January 31, 2008 A
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 56
Class T	40
Class C	8
Income Replacement 2042	424
Institutional Class	72
Total	$ 600

A For the period August 30, 2007 (commencement of operations) to January 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the period December 31, 2007
(commencement of operations) to January 31, 2008 for Fidelity Income Replacement 2038, 2040, 2042 Funds.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	8,405	$ 424,112
Reinvestment of distributions	51	2,562
Shares redeemed	(50)	(2,507)
Net increase (decrease)	8,406	$ 424,167
Class T
Shares sold	4,642	$ 234,270
Reinvestment of distributions	39	2,002
Shares redeemed	(6)	(300)
Net increase (decrease)	4,675	$ 235,972
Class C
Shares sold	27,572	$ 1,396,273
Reinvestment of distributions	154	7,813
Shares redeemed	(1,571)	(78,883)
Net increase (decrease)	26,155	$ 1,325,203
Income Replacement 2016
Shares sold	82,539	$ 4,212,576
Reinvestment of distributions	203	10,378
Shares redeemed	(9,443)	(474,803)
Net increase (decrease)	73,299	$ 3,748,151
Institutional Class
Shares sold	3,795	$ 190,050
Reinvestment of distributions	31	1,580
Net increase (decrease)	3,826	$ 191,630
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	8,680	$ 434,028
Reinvestment of distributions	30	1,530
Shares redeemed	(34)	(1,686)
Net increase (decrease)	8,676	$ 433,872
Class T
Shares sold	2,476	$ 123,791
Reinvestment of distributions	25	1,287
Net increase (decrease)	2,501	$ 125,078

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Class C
Shares sold	5,260	$ 261,710
Reinvestment of distributions	31	1,597
Shares redeemed	(988)	(49,489)
Net increase (decrease)	4,303	$ 213,818
Income Replacement 2018
Shares sold	71,315	$ 3,643,888
Reinvestment of distributions	165	8,444
Shares redeemed	(1,127)	(56,272)
Net increase (decrease)	70,353	$ 3,596,060
Institutional Class
Shares sold	3,025	$ 152,091
Reinvestment of distributions	31	1,560
Net increase (decrease)	3,056	$ 153,651
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	3,631	$ 181,220
Reinvestment of distributions	31	1,560
Net increase (decrease)	3,662	$ 182,780
Class T
Shares sold	2,937	$ 147,611
Reinvestment of distributions	38	1,952
Net increase (decrease)	2,975	$ 149,563
Class C
Shares sold	2,992	$ 150,050
Reinvestment of distributions	29	1,502
Shares redeemed	(10)	(489)
Net increase (decrease)	3,011	$ 151,063
Income Replacement 2020
Shares sold	13,861	$ 685,286
Reinvestment of distributions	41	2,115
Shares redeemed	(73)	(3,572)
Net increase (decrease)	13,829	$ 683,829
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	33	1,667
Net increase (decrease)	2,034	$ 101,717
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	3,870	$ 192,360
Reinvestment of distributions	27	1,388
Net increase (decrease)	3,897	$ 193,748
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	25	1,282
Net increase (decrease)	2,026	$ 101,332
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	21	1,088
Net increase (decrease)	2,022	$ 101,138
Income Replacement 2022
Shares sold	64,297	$ 3,266,066
Reinvestment of distributions	161	8,256
Shares redeemed	(3,075)	(154,718)
Net increase (decrease)	61,383	$ 3,119,604

Semiannual Report

8. Share Transactions - continued

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Institutional Class
Shares sold	5,837	$ 300,050
Reinvestment of distributions	29	1,491
Net increase (decrease)	5,866	$ 301,541
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	4,465	$ 227,886
Reinvestment of distributions	50	2,570
Shares redeemed	(17)	(850)
Net increase (decrease)	4,498	$ 229,606
Class T
Shares sold	2,001	$ 99,021
Reinvestment of distributions	26	1,345
Net increase (decrease)	2,027	$ 100,366
Class C
Shares sold	2,001	$ 100,277
Reinvestment of distributions	22	1,137
Net increase (decrease)	2,023	$ 101,414
Income Replacement 2024
Shares sold	11,641	$ 580,594
Reinvestment of distributions	45	2,323
Shares redeemed	(60)	(2,945)
Net increase (decrease)	11,626	$ 579,972
Institutional Class
Shares sold	2,001	$ 100,277
Reinvestment of distributions	30	1,556
Net increase (decrease)	2,031	$ 101,833
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	2,252	$ 112,887
Reinvestment of distributions	32	1,651
Net increase (decrease)	2,284	$ 114,538
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	27	1,406
Net increase (decrease)	2,028	$ 101,456
Class C
Shares sold	6,521	$ 330,049
Reinvestment of distributions	67	3,440
Shares redeemed	(38)	(1,873)
Net increase (decrease)	6,550	$ 331,616
Income Replacement 2026
Shares sold	10,421	$ 523,958
Reinvestment of distributions	59	3,023
Shares redeemed	(47)	(2,314)
Net increase (decrease)	10,433	$ 524,667
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	32	1,614
Net increase (decrease)	2,033	$ 101,664

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	25	1,265
Net increase (decrease)	2,026	$ 101,315
Class T
Shares sold	3,236	$ 164,074
Reinvestment of distributions	32	1,659
Net increase (decrease)	3,268	$ 165,733
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	19	960
Net increase (decrease)	2,020	$ 101,010
Income Replacement 2028
Shares sold	82,062	$ 4,104,415
Reinvestment of distributions	159	8,168
Shares redeemed	(1,159)	(58,015)
Net increase (decrease)	81,062	$ 4,054,568
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	27	1,370
Net increase (decrease)	2,028	$ 101,420
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	30	1,547
Net increase (decrease)	2,031	$ 101,597
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	28	1,444
Net increase (decrease)	2,029	$ 101,494
Class C
Shares sold	4,773	$ 241,760
Reinvestment of distributions	52	2,658
Shares redeemed	(31)	(1,546)
Net increase (decrease)	4,794	$ 242,872
Income Replacement 2030
Shares sold	2,499	$ 125,050
Reinvestment of distributions	35	1,777
Shares redeemed	(4)	(183)
Net increase (decrease)	2,530	$ 126,644
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	32	1,653
Net increase (decrease)	2,033	$ 101,703
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	7,063	$ 360,632
Reinvestment of distributions	87	4,473
Net increase (decrease)	7,150	$ 365,105

Semiannual Report

8. Share Transactions - continued

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	27	1,367
Net increase (decrease)	2,028	$ 101,417
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	23	1,159
Net increase (decrease)	2,024	$ 101,209
Income Replacement 2032
Shares sold	13,242	$ 674,788
Reinvestment of distributions	70	3,614
Shares redeemed	(42)	(2,047)
Net increase (decrease)	13,270	$ 676,355
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	31	1,574
Net increase (decrease)	2,032	$ 101,624
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	29	1,487
Net increase (decrease)	2,030	$ 101,537
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	27	1,383
Net increase (decrease)	2,028	$ 101,433
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	23	1,175
Net increase (decrease)	2,024	$ 101,225
Income Replacement 2034
Shares sold	6,781	$ 340,050
Reinvestment of distributions	55	2,824
Shares redeemed	(31)	(1,559)
Net increase (decrease)	6,805	$ 341,315
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	31	1,594
Net increase (decrease)	2,032	$ 101,644
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	26	1,361
Net increase (decrease)	2,027	$ 101,411
Class T
Shares sold	6,254	$ 324,140
Reinvestment of distributions	44	2,281
Shares redeemed	(30)	(1,508)
Net increase (decrease)	6,268	$ 324,913
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	20	1,052
Net increase (decrease)	2,021	$ 101,102

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Income Replacement 2036
Shares sold	20,941	$ 1,078,372
Reinvestment of distributions	101	5,181
Shares redeemed	(88)	(4,409)
Net increase (decrease)	20,954	$ 1,079,144
Institutional Class
Shares sold	2,495	$ 125,050
Reinvestment of distributions	36	1,828
Net increase (decrease)	2,531	$ 126,878
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	1	28
Net increase (decrease)	2,002	$ 100,078
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	- B	12
Net increase (decrease)	2,001	$ 100,062
Class C
Shares sold	2,001	$ 100,050
Net increase (decrease)	2,001	$ 100,050
Income Replacement 2038
Shares sold	13,706	$ 651,601
Reinvestment of distributions	1	44
Shares redeemed	(54)	(2,560)
Net increase (decrease)	13,653	$ 649,085
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	1	44
Net increase (decrease)	2,002	$ 100,094
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	1	60
Net increase (decrease)	2,002	$ 100,110
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	1	44
Net increase (decrease)	2,002	$ 100,094
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	- B	12
Net increase (decrease)	2,001	$ 100,062
Income Replacement 2040
Shares sold	6,198	$ 301,400
Reinvestment of distributions	2	76
Shares redeemed	(22)	(1,018)
Net increase (decrease)	6,178	$ 300,458
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	2	76
Net increase (decrease)	2,003	$ 100,126

Semiannual Report

8. Share Transactions - continued

	Shares	Dollars
	Period ended January 31, 2008 A	Period ended January 31, 2008 A
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	1	56
Net increase (decrease)	2,002	$ 100,106
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	1	40
Net increase (decrease)	2,002	$ 100,090
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	- B	8
Net increase (decrease)	2,001	$ 100,058
Income Replacement 2042
Shares sold	11,772	$ 575,799
Reinvestment of distributions	2	72
Shares redeemed	(40)	(1,906)
Net increase (decrease)	11,734	$ 573,965
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	2	72
Net increase (decrease)	2,003	$ 100,122

A For the period August 30, 2007 (commencement of operations) to January 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the period December 31, 2007
(commencement of operations) to January 31, 2008 for Fidelity Income Replacement 2038, 2040, 2042 Funds.

B Amount represents less than 1 share.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, and Fidelity Income Replacement 2036 Fund

On July 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contract for each fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc., (Strategic Advisers) and FMR, including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' and FMR's investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by Strategic Advisers and FMR and their affiliates under each Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of Strategic Advisers' and FMR's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge.

Investment Performance. Each Fidelity Income Replacement Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contract. Once each fund has been in operation for at least one calendar year, the Board will review each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee and projected total operating expenses for each class in reviewing each fund's Advisory Contract. The Board noted that each fund's management fee and projected total expenses are comparable to those of similar funds that Fidelity offers to shareholders. The Board noted that the funds do not pay a management fee for investment advisory services. In its review of each fund's total expenses, the Board considered that the funds do not pay transfer agency fees. Instead, each underlying fund bears its pro rata portion of the transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that Strategic Advisers or FMR pays all other expenses of each fund, with limited exceptions.

Based on its review, the Board concluded that the projected total expenses for each class of each fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. Each of the funds is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved each fund's Advisory Contract. In connection with its future renewal of each fund's management contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Semiannual Report

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of each fund's Advisory Contract because under these arrangements the funds would not pay any expenses.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be approved.

Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund

On November 15, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contract for each fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc., (Strategic Advisers) and FMR, including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' and FMR's investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by Strategic Advisers and FMR and their affiliates under each Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of Strategic Advisers' and FMR's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge.

Investment Performance. Each Fidelity Income Replacement Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contract. Once each fund has been in operation for at least one calendar year, the Board will review each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee and projected total operating expenses for each class in reviewing each fund's Advisory Contract. The Board noted that each fund's management fee and projected total expenses are comparable to those of similar funds that Fidelity offers to shareholders. The Board noted that the funds do not pay a management fee for investment advisory services. In its review of each fund's total expenses, the Board considered that the funds do not pay transfer agency fees. Instead, each underlying fund bears its pro rata portion of the transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that Strategic Advisers or FMR pays all other expenses of each fund, with limited exceptions.

Based on its review, the Board concluded that the projected total expenses for each class of each fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. Each of the funds is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved each fund's Advisory Contract. In connection with its future renewal of each fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of each fund's Advisory Contract because under these arrangements the funds do not pay management fees and Strategic Advisers or FMR pays all other expenses of each fund, with limited exceptions.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be approved.

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank

Pittsburgh, PA

ARWI-USAN-0308
1.848186.100

(Fidelity Investment logo)(registered trademark)

Fidelity®
Ultra-Short Bond
Fund

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 923.10	$ 3.19
HypotheticalA	$ 1,000.00	$ 1,021.82	$ 3.35
Class T
Actual	$ 1,000.00	$ 923.00	$ 3.29
HypotheticalA	$ 1,000.00	$ 1,021.72	$ 3.46
Ultra-Short Bond
Actual	$ 1,000.00	$ 925.10	$ 2.18
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 924.90	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.77	$ 2.39

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.66%
Class T	.68%
Ultra-Short Bond	.45%
Institutional Class	.47%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of January 31, 2008 *	As of July 31, 2007 **
U.S. Government and U.S. Government Agency Obligations 1.4%	U.S. Government and U.S. Government Agency Obligations 11.7%
AAA 27.8%	AAA 30.3%
AA 13.2%	AA 13.9%
A 13.1%	A 12.2%
BBB 18.1%	BBB 22.4%
BB and Below 0.1%	BB and Below 0.3%
Not Rated 0.9%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 25.4%	Short-Term Investments and Net Other Assets 7.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Weighted Average Maturity as of January 31, 2008
6 months ago
Years	1.6	2.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2008
6 months ago
Years	0.5	0.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Corporate Bonds 11.0%		Corporate Bonds 15.8%
	U.S. Government and U.S. Government Agency Obligations 1.4%		U.S. Government and U.S. Government Agency Obligations 11.7%
	Asset-Backed Securities 32.6%		Asset-Backed Securities 39.3%
	CMOs and Other Mortgage Related Securities 29.6%		CMOs and Other Mortgage Related Securities 26.0%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 25.4%		Short-Term Investments and Net Other Assets 7.1%
* Foreign investments	14.5%	** Foreign investments	16.0%
* Futures and Swaps	27.0%	** Futures and Swaps	16.6%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp.:
5.4613% 3/13/09 (d)	$ 1,685,000	$ 1,676,824
5.5413% 3/13/09 (d)	1,800,000	1,788,192
		3,465,016
Media - 0.7%
Continental Cablevision, Inc. 9% 9/1/08	1,100,000	1,122,146
Viacom, Inc. 5.3406% 6/16/09 (d)	2,000,000	1,984,994
		3,107,140
TOTAL CONSUMER DISCRETIONARY		6,572,156
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
CVS Caremark Corp. 5.4238% 6/1/10 (d)	2,200,000	2,149,173
ENERGY - 1.1%
Energy Equipment & Services - 0.5%
Transocean, Inc. 5.3406% 9/5/08 (d)	2,400,000	2,391,934
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.:
3.25% 5/1/08	850,000	848,731
5.3906% 9/15/09 (d)	2,045,000	1,998,452
		2,847,183
TOTAL ENERGY		5,239,117
FINANCIALS - 4.8%
Capital Markets - 0.9%
Bear Stearns Companies, Inc. 4.3263% 7/19/10 (d)	2,000,000	1,831,254
Lehman Brothers Holdings E-Capital Trust I 5.685% 8/19/65 (d)	1,205,000	951,651
Lehman Brothers Holdings, Inc. 5.17% 5/25/10 (d)	1,500,000	1,446,792
		4,229,697
Commercial Banks - 1.5%
Barclays Bank PLC 5.23% 5/25/15 (d)	825,000	804,818
DBS Bank Ltd. (Singapore) 5.0975% 5/16/17 (a)(d)	2,000,000	1,890,000
HBOS plc 5.14% 2/6/14 (d)	305,000	299,509
HSBC Holdings PLC 4.8463% 10/6/16 (d)	500,000	479,452
ING Bank NV 4.6269% 10/14/14 (d)	440,000	428,710
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Manufacturers & Traders Trust Co. 3.85% 4/1/13 (a)(d)	$ 520,000	$ 520,185
PNC Funding Corp. 3.3838% 1/31/12 (d)	2,400,000	2,330,695
Sovereign Bank 4.375% 8/1/13 (b)(d)	500,000	499,799
		7,253,168
Consumer Finance - 1.1%
Capital One Financial Corp. 5.4263% 9/10/09 (d)	2,260,000	2,107,798
MBNA Capital I 8.278% 12/1/26	810,000	843,080
SLM Corp. 3.9444% 4/18/08 (a)(d)	2,500,000	2,482,055
		5,432,933
Real Estate Investment Trusts - 0.4%
iStar Financial, Inc. 5.4963% 3/9/10 (d)	2,000,000	1,780,628
Thrifts & Mortgage Finance - 0.9%
Capmark Financial Group, Inc. 5.5294% 5/10/10 (a)(d)	2,000,000	1,561,240
Independence Community Bank Corp. 3.5% 6/20/13 (d)	735,000	730,629
Washington Mutual, Inc. 5.17% 8/24/09 (d)	2,250,000	2,070,257
		4,362,126
TOTAL FINANCIALS		23,058,552
INFORMATION TECHNOLOGY - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
National Semiconductor Corp. 5.2406% 6/15/10 (d)	1,710,000	1,661,528
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Telecom Italia Capital SA 4.5613% 7/18/11 (d)	2,750,000	2,637,696
Telefonos de Mexico SA de CV 4.5% 11/19/08	695,000	694,166
		3,331,862
UTILITIES - 0.8%
Electric Utilities - 0.2%
Commonwealth Edison Co. 3.7% 2/1/08	1,125,000	1,125,000
Gas Utilities - 0.2%
NiSource Finance Corp. 5.585% 11/23/09 (d)	845,000	824,367
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 0.4%
Sempra Energy 4.75% 5/15/09	$ 2,000,000	$ 2,025,442
TOTAL UTILITIES		3,974,809
TOTAL NONCONVERTIBLE BONDS (Cost $47,967,566)		45,987,197
Asset-Backed Securities - 28.4%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.6763% 7/25/34 (d)(g)	223,892	202,734
Series 2004-4 Class A2D, 3.7263% 1/25/35 (d)(g)	75,094	68,430
Series 2005-1 Class M1, 3.8463% 4/25/35 (d)(g)	1,545,000	1,385,239
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1:
Class M1, 4.0263% 11/25/33 (d)(g)	113,099	98,588
Class M2, 5.0763% 11/25/33 (d)(g)	41,062	37,964
Series 2003-HS1:
Class M1, 4.1263% 6/25/33 (d)(g)	14,560	13,413
Class M2, 5.1263% 6/25/33 (d)(g)	50,000	45,869
Series 2003-NC1 Class M1, 4.1563% 7/25/33 (d)(g)	100,000	88,980
Series 2004-HE1 Class M1, 3.8763% 2/25/34 (d)(g)	75,299	66,263
Series 2005-HE2 Class M3, 3.8563% 4/25/35 (d)(g)	145,000	125,415
Series 2005-SD1 Class A1, 3.7763% 11/25/50 (d)(g)	56,328	51,707
Series 2006-HE2:
Class A2C, 3.5363% 5/25/36 (d)(g)	995,000	889,126
Class M3, 3.7163% 5/25/36 (d)(g)	240,000	80,064
Class M4, 3.7763% 5/25/36 (d)(g)	200,000	50,000
Class M5, 3.8163% 5/25/36 (d)(g)	295,000	32,539
Advanta Business Card Master Trust:
Series 2004-C1 Class C, 4.9844% 9/20/13 (d)	340,000	298,792
Series 2006-C1 Class C1, 4.4144% 10/20/14 (d)	490,000	362,159
Series 2007-B1 Class B, 4.1844% 12/22/14 (d)	1,725,000	1,367,580
Aesop Funding II LLC Series 2005-1A Class A2, 3.9944% 4/20/09 (a)(d)	600,000	600,146
American Express Credit Account Master Trust Series 2004-C Class C, 4.7363% 2/15/12 (a)(d)	310,739	310,319
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,510,158
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 4.7263% 2/25/33 (d)(g)	449,680	411,228
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2004-R11 Class M1, 4.0363% 11/25/34 (d)(g)	$ 560,000	$ 505,764
Series 2004-R2:
Class M1, 3.8063% 4/25/34 (d)(g)	85,000	79,509
Class M2, 3.8563% 4/25/34 (d)(g)	75,000	70,539
Series 2004-R8 Class M9, 6.1263% 9/25/34 (d)(g)	517,479	265,208
Series 2004-R9 Class M2, 4.0263% 10/25/34 (d)(g)	720,000	636,018
Series 2005-R1:
Class M1, 3.8263% 3/25/35 (d)(g)	770,000	695,044
Class M2, 3.8563% 3/25/35 (d)(g)	260,000	231,497
Series 2005-R2 Class M1, 3.8263% 4/25/35 (d)(g)	1,700,000	1,519,654
Series 2006-M3:
Class M7, 4.2263% 10/25/36 (d)(g)	705,000	42,009
Class M9, 5.3763% 10/25/36 (d)(g)	450,000	28,225
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 4.4763% 1/25/32 (d)(g)	20,448	4,102
ARG Funding Corp.:
Series 2005-1A Class A2, 4.0344% 4/20/09 (a)(d)	750,000	749,551
Series 2005-2A Class A2, 4.0444% 5/20/09 (a)(d)	533,333	533,011
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.665% 9/25/33 (d)(g)	659,285	544,748
Series 2004-W5 Class M1, 3.9763% 4/25/34 (d)(g)	1,420,000	1,253,600
Series 2004-W7:
Class M1, 3.9263% 5/25/34 (d)(g)	305,000	265,774
Class M2, 3.9763% 5/25/34 (d)(g)	250,000	221,008
Series 2006-W4:
Class A2C, 3.5363% 5/25/36 (d)(g)	1,200,000	1,018,313
Class M3, 3.7163% 5/25/36 (d)(g)	1,010,000	340,749
Arran Funding Ltd. Series 2005-A Class C, 4.5563% 12/15/10 (d)	3,235,000	3,142,479
Asset Backed Funding Corp. Series 2006-OPT2 Class C7, 3.5263% 10/25/36 (d)(g)	780,000	667,753
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 5.5863% 4/15/33 (d)(g)	1,043,615	954,699
Series 2003-HE6 Class M1, 4.0263% 11/25/33 (d) (g)	215,000	190,130
Series 2004-HE6 Class A2, 3.7363% 6/25/34 (d)(g)	261,521	248,078
Series 2005-HE1 Class M1, 3.8763% 3/25/35 (d)(g)	502,052	409,442
Series 2005-HE2:
Class M1, 3.8263% 3/25/35 (d)(g)	1,006,478	885,700
Class M2, 3.8763% 3/25/35 (d)(g)	275,000	248,805
Bank of America Credit Card Master Trust Series 2007-C2 Class C2, 4.5063% 9/17/12 (d)	1,145,000	1,075,744
Asset-Backed Securities - continued
	Principal Amount	Value
Bank One Issuance Trust Series 2004-C1 Class C1, 4.7363% 11/15/11 (d)	$ 25,000	$ 24,402
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.915% 5/28/44 (d)(g)	306,389	288,149
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.96% 2/28/44 (d)(g)	155,751	144,653
Bear Stearns Asset Backed Securities I Trust:
Series 2004-BO1:
Class M2, 4.1263% 9/25/34 (d)(g)	390,000	265,969
Class M3, 4.4263% 9/25/34 (d)(g)	265,000	167,262
Class M4, 4.5763% 9/25/34 (d)(g)	225,000	118,031
Series 2004-HE9 Class M2, 4.5763% 11/25/34 (d) (g)	490,000	389,893
Series 2005-HE2:
Class M1, 3.8763% 2/25/35 (d)(g)	596,721	497,077
Class M2, 4.1263% 2/25/35 (d)(g)	330,000	227,700
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 4.6113% 6/15/10 (d)	850,000	847,211
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 4.7663% 9/15/11 (d)	1,125,000	1,116,777
Series 2004-B1 Class B1, 4.6763% 11/15/11 (d)	1,180,000	1,165,440
Capital Trust Ltd. Series 2004-1:
Class A2, 4.3844% 7/20/39 (a)(d)	265,000	212,000
Class B, 4.6844% 7/20/39 (a)(d)	140,000	105,000
Class C, 5.0344% 7/20/39 (a)(d)	180,000	108,000
Carrington Mortgage Loan Trust:
Series 2006-FRE1:
Class M7, 4.3263% 7/25/36 (d)(g)	445,000	44,500
Class M9, 5.2763% 7/25/36 (d)(g)	285,000	25,559
Series 2006-NC3 Class M10, 5.3763% 8/25/36 (a)(d)(g)	125,000	16,250
Series 2007-RFC1 Class A3, 3.5163% 12/25/36 (d) (g)	1,000,000	791,875
CDC Mortgage Capital Trust Series 2003-HE3 Class M1, 4.0763% 11/25/33 (d) (g)	91,792	65,228
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.1288% 5/20/17 (a)(d)	402,745	367,222
Chase Issuance Trust Series 2004-C3 Class C3, 4.7063% 6/15/12 (d)	1,645,000	1,588,197
CIT Equipment Collateral Trust Series 2005-VT1:
Class C, 4.18% 11/20/12	167,331	167,292
Class D, 4.51% 11/20/12	209,796	209,626
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a) (g)	213,182	44,768
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.8063% 5/25/33 (d) (g)	19,052	17,903
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-BC1 Class M2, 7.0553% 9/25/32 (d) (g)	$ 186,791	$ 176,880
Series 2004-2 Class M1, 3.8763% 5/25/34 (d) (g)	375,000	329,968
Series 2004-3:
Class 3A4, 3.6263% 8/25/34 (d) (g)	1,273,720	1,167,046
Class M1, 3.8763% 6/25/34 (d) (g)	100,000	88,566
Series 2004-4 Class M2, 3.9063% 6/25/34 (d) (g)	276,165	230,872
Series 2005-1:
Class 1AV2, 3.5763% 7/25/35 (d) (g)	187,009	174,503
Class MV1, 3.7763% 7/25/35 (d) (g)	435,000	414,451
Class MV2, 3.8163% 7/25/35 (d) (g)	525,000	496,943
Series 2005-AB1 Class A2, 3.5863% 8/25/35 (d) (g)	1,017,367	975,559
CPS Auto Receivables Trust:
Series 2006-B Class A2, 5.71% 6/15/16 (a)	412,489	412,811
Series 2006-C Class A2, 5.31% 3/15/10 (a)	628,173	622,017
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.5663% 5/16/11 (d)	550,000	544,246
Series 2005-1 Class B, 4.3863% 9/16/10 (d)	1,580,000	1,579,897
Series 2005-3 Class B, 4.4263% 5/15/11 (d)	1,000,000	988,153
Series 2006-2 Class B1, 5.1475% 1/17/12 (d)	2,000,000	1,949,160
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (a)	613,764	610,119
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 5.0331% 5/28/35 (d)	80,751	78,707
Class AB3, 3.677% 5/28/35 (d)	32,052	30,661
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 4.8263% 8/25/34 (d) (g)	1,500,000	1,226,622
Series 2006-2:
Class 2A2, 3.5463% 7/25/36 (d) (g)	880,000	750,475
Class M1, 3.6863% 7/25/36 (d) (g)	1,765,000	762,815
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 4.2013% 3/25/34 (d) (g)	23,998	19,880
Class M4, 4.7263% 3/25/34 (d) (g)	4,728	4,177
Series 2004-FF8 Class M3, 4.3263% 10/25/34 (d) (g)	1,760,000	1,442,785
Series 2006-FF14 Class A5, 3.5363% 10/25/36 (d) (g)	990,000	756,731
Series 2007-FF1 Class M1, 3.6063% 1/25/38 (d) (g)	375,000	141,563
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	440,703	436,326
Ford Credit Floorplan Master Owner Trust:
Series 2005-1 Class B, 4.6763% 5/15/10 (d)	1,110,000	1,110,213
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust: - continued
Series 2006-3:
Class A, 4.4163% 6/15/11 (d)	$ 990,000	$ 970,132
Class B, 4.6863% 6/15/11 (d)	1,405,000	1,362,995
Fosse Master Issuer PLC Series 2007-1A Class C2, 4.5013% 10/18/54 (a)(d)	460,000	416,912
Franklin Auto Trust Series 2006-1 Class A2, 5.2% 10/20/09	52,852	52,913
Fremont Home Loan Trust:
Series 2003-B Class M6, 7.8763% 12/25/33 (d) (g)	196,854	94,370
Series 2004-B Class M1, 3.9563% 5/25/34 (d) (g)	205,000	183,045
Series 2004-C Class M1, 4.0263% 8/25/34 (d) (g)	540,000	473,278
Series 2005-A:
Class M1, 3.8063% 1/25/35 (d) (g)	225,000	207,374
Class M2, 3.8363% 1/25/35 (d) (g)	325,000	306,220
Class M3, 3.8663% 1/25/35 (d) (g)	175,000	161,855
Class M4, 4.0563% 1/25/35 (d) (g)	125,000	109,833
Series 2006-A:
Class M3, 3.7563% 5/25/36 (d) (g)	455,000	107,016
Class M4, 3.7763% 5/25/36 (d) (g)	685,000	63,568
Class M5, 3.8763% 5/25/36 (d) (g)	365,000	21,743
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.885% 9/25/30 (a) (d)	960,000	970,724
GE Business Loan Trust Series 2003-1 Class A, 4.6663% 4/15/31 (a)(d)	146,130	142,477
GE Capital Credit Card Master Note Trust:
Series 2005-2 Class B, 4.4363% 6/15/11 (d)	925,000	923,813
Series 2006-1:
Class B, 4.3463% 9/17/12 (d)	585,000	568,381
Class C, 4.4763% 9/17/12 (d)	455,000	436,134
GE Equipment Midticket LLC Series 2006-1 Class A2, 5.1% 5/15/09	376,911	377,624
Gracechurch Card Funding PLC:
Series 11 Class C, 4.5163% 11/15/10 (d)	2,490,000	2,398,717
Series 8 Class C, 4.5663% 6/15/10 (d)	2,650,000	2,604,129
Series 9:
Class B, 4.3863% 9/15/10 (d)	485,000	474,999
Class C, 4.5463% 9/15/10 (d)	1,800,000	1,748,304
GSAMP Trust:
Series 2002-NC1 Class A2, 4.0163% 7/25/32 (d) (g)	2,606	1,924
Series 2003-FM1 Class M1, 5.1644% 3/20/33 (d) (g)	490,778	434,343
Series 2004-FM1:
Class M1, 4.3513% 11/25/33 (d) (g)	168,544	148,354
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2004-FM1:
Class M2, 5.4763% 11/25/33 (d) (g)	$ 54,212	$ 49,399
Series 2004-FM2 Class M1, 4.1263% 1/25/34 (d) (g)	203,702	181,597
Series 2004-HE1:
Class M1, 3.9263% 5/25/34 (d) (g)	289,483	251,574
Class M2, 4.5263% 5/25/34 (d) (g)	140,799	120,895
Series 2006-HE5 Class M7, 4.2063% 8/25/36 (d) (g)	1,495,000	152,128
Series 2006-NC2 Class M4, 3.7263% 6/25/36 (d) (g)	1,541,000	203,874
Series 2007-HE1 Class M1, 3.6263% 3/25/47 (d) (g)	335,000	141,437
Series 2007-NC1 Class M7, 4.3263% 12/25/46 (d) (g)	3,390,000	253,384
GSR Mortgage Loan Trust:
Series 2005-6 Class A2, 3.5863% 6/25/35 (d)	1,800,000	1,765,453
Series 2005-9 Class 2A1, 3.4963% 8/25/35 (d)	224,000	223,889
Series 2005-HE2 Class M, 3.8063% 3/25/35 (d) (g)	1,207,506	1,056,937
Series 2005-MTR1 Class A1, 3.5163% 10/25/35 (d)	486,906	483,703
Series 2005-NC1 Class M1, 3.8263% 2/25/35 (d) (g)	1,162,823	1,004,960
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 4.4563% 5/25/30 (a) (d)	650,741	501,070
Series 2006-3:
Class B, 3.7763% 9/25/46 (a)(d)	450,000	387,000
Class C, 3.9263% 9/25/46 (a)(d)	1,150,000	920,000
Holmes Master Issuer PLC Series 2007-2A Class 1C, 4.4875% 7/15/40 (d)	1,640,000	1,599,000
Home Equity Asset Trust:
Series 2002-3 Class A5, 4.2563% 2/25/33 (d) (g)	14	14
Series 2003-1 Class M1, 4.8763% 6/25/33 (d) (g)	524,845	481,447
Series 2003-3 Class M1, 4.6663% 8/25/33 (d) (g)	320,568	293,543
Series 2003-4 Class M1, 4.5763% 10/25/33 (d) (g)	96,601	75,349
Series 2003-5:
Class A2, 3.7263% 12/25/33 (d) (g)	10,566	7,436
Class M1, 4.0763% 12/25/33 (d) (g)	154,784	144,124
Class M2, 5.1063% 12/25/33 (d) (g)	13,397	11,511
Series 2003-7:
Class A2, 3.7563% 3/25/34 (d)(g)	2,079	2,080
Class M1, 4.0263% 3/25/34 (d)(g)	795,000	689,964
Series 2003-8 Class M1, 4.4563% 4/25/34 (d) (g)	192,210	165,598
Series 2005-1 Class M1, 3.8063% 5/25/35 (d) (g)	1,270,000	1,183,012
Series 2005-2:
Class 2A2, 3.5763% 7/25/35 (d) (g)	13,151	12,944
Class M1, 3.8263% 7/25/35 (d) (g)	890,000	741,692
Series 2007-3 Class 2A3, 3.6163% 8/25/37 (d) (g)	2,015,000	1,568,553
Household Home Equity Loan Trust Series 2004-1 Class M, 4.4788% 9/20/33 (d) (g)	85,127	82,772
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 4.4188% 1/20/35 (d) (g)	$ 160,927	$ 143,147
Class M2, 4.4488% 1/20/35 (d) (g)	119,801	104,374
Series 2005-3:
Class A1, 4.2188% 1/20/35 (d) (g)	368,443	337,702
Class M1, 4.3788% 1/20/35 (d) (g)	216,353	192,920
Series 2006-2:
Class M1, 4.5063% 3/20/36 (d) (g)	540,113	292,093
Class M2, 4.5263% 3/20/36 (d) (g)	891,667	456,177
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class M1, 3.6763% 1/25/37 (d) (g)	1,025,000	494,050
IXIS Real Estate Capital Trust Series 2005-HE1 Class M1, 3.8463% 6/25/35 (d) (g)	492,536	430,336
Keycorp Student Loan Trust Series 1999-A Class A2, 5.53% 12/27/09 (d)	163,207	163,965
Long Beach Auto Receivables Trust Series 2006-B Class A2, 5.34% 11/15/09	276,876	277,025
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 4.6063% 6/25/33 (d) (g)	423,002	384,786
Series 2003-3 Class M1, 4.1263% 7/25/33 (d) (g)	337,423	253,068
Series 2005-1 Class M2, 3.9063% 2/25/35 (d) (g)	1,410,000	1,267,452
Series 2005-WL1 Class M2, 3.9263% 6/25/35 (d) (g)	660,000	583,440
Series 2006-6 Class M4, 3.7363% 7/25/36 (d) (g)	425,000	27,625
Series 2006-7 Class M10, 5.8763% 8/25/36 (d) (g)	675,000	44,900
MASTR Asset Backed Securities Trust Series 2004-HE1 Class M1, 4.0263% 9/25/34 (d) (g)	685,000	614,859
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 4.6263% 10/15/10 (d)	125,000	125,100
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.5725% 9/15/10 (d)	200,000	200,485
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 4.2013% 7/25/34 (d) (g)	3,764	2,237
Merrill Lynch Mortgage Investors Trust:
Series 2004-FM1 Class M2, 4.5263% 1/25/35 (d) (g)	51,018	45,111
Series 2004-HE2 Class A1B, 3.8463% 8/25/35 (d) (g)	39,863	34,968
Series 2006-FM1 Class A2B, 3.4863% 4/25/37 (d) (g)	1,055,000	994,502
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 5.0263% 12/27/32 (d) (g)	94,285	86,725
Series 2003-NC10 Class M1, 4.3963% 10/25/33 (d) (g)	792,708	704,205
Series 2003-NC8 Class M1, 4.4263% 9/25/33 (d) (g)	119,992	107,573
Series 2004-HE6 Class A2, 3.7163% 8/25/34 (d) (g)	65,756	59,476
Series 2004-NC2 Class M1, 3.9263% 12/25/33 (d) (g)	347,703	299,220
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-1 Class M2, 3.8463% 12/25/34 (d) (g)	$ 570,000	$ 512,787
Series 2005-HE1:
Class M1, 3.8263% 12/25/34 (d) (g)	150,000	124,853
Class M2, 3.8463% 12/25/34 (d) (g)	385,000	331,226
Series 2005-HE2:
Class M1, 3.7763% 1/25/35 (d) (g)	370,000	309,283
Class M2, 3.8163% 1/25/35 (d) (g)	265,000	231,489
Series 2005-NC1:
Class M1, 3.8163% 1/25/35 (d) (g)	325,000	272,929
Class M2, 3.8463% 1/25/35 (d) (g)	325,000	283,951
Class M3, 3.8863% 1/25/35 (d) (g)	325,000	281,750
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC1 Class M2, 4.9813% 10/25/31 (d) (g)	7,003	5,791
Series 2001-NC4 Class M1, 4.8763% 1/25/32 (d) (g)	11,106	10,529
Series 2002-AM3 Class A3, 4.3563% 2/25/33 (d) (g)	14,114	11,918
Series 2002-NC3 Class M1, 4.4563% 8/25/32 (d) (g)	92,830	85,118
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 3.4863% 2/25/13 (d)	2,050,000	1,982,956
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 3.8263% 3/25/35 (d) (g)	595,000	490,059
Class M2, 3.8563% 3/25/35 (d) (g)	595,000	516,429
Class M3, 3.8963% 3/25/35 (d) (g)	290,000	250,945
Nomura Home Equity Loan Trust Series 2006-HE3:
Class M7, 4.1763% 7/25/36 (d) (g)	485,000	42,283
Class M8, 4.3263% 7/25/36 (d) (g)	340,000	22,361
Class M9, 5.2263% 7/25/36 (d) (g)	490,000	29,792
NovaStar Mortgage Funding Trust:
Series 2003-3 Class A3, 3.8263% 12/25/33 (d) (g)	41,604	36,986
Series 2007-1 Class A2C, 3.5563% 3/25/37 (d) (g)	805,000	631,120
Ocala Funding LLC Series 2006-1A Class A, 5.3344% 3/20/11 (a) (d)	965,000	778,031
Option One Mortgage Loan Trust Series 2003-6 Class M1, 4.0263% 11/25/33 (d) (g)	960,358	835,031
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.0063% 9/25/34 (d) (g)	815,000	781,912
Class M2, 4.0563% 9/25/34 (d) (g)	160,000	138,215
Class M3, 4.6263% 9/25/34 (d) (g)	310,000	252,733
Class M4, 4.8263% 9/25/34 (d) (g)	435,000	176,610
Series 2004-WWF1:
Class A5, 3.8463% 1/25/35 (d) (g)	3	2
Class M4, 4.4763% 1/25/35 (d) (g)	945,000	838,627
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M2, 3.8963% 1/25/35 (d) (g)	$ 1,130,000	$ 997,564
Class M3, 3.9363% 1/25/35 (d) (g)	425,000	366,520
Class M5, 4.2563% 1/25/35 (d) (g)	400,000	315,418
Series 2005-WHQ1 Class M7, 4.6263% 3/25/35 (d) (g)	910,000	341,182
Providian Master Note Trust:
Series 2005-2 Class C2, 4.7363% 11/15/12 (a) (d)	2,160,000	2,026,253
Series 2006-C1A Class C1, 5.5775% 3/16/15 (a) (d)	2,465,000	2,038,536
Residential Asset Mortgage Products, Inc.:
Series 2004-RS6 Class 2M3, 4.8263% 6/25/34 (d) (g)	77,554	31,797
Series 2005-SP2 Class 1A1, 3.5263% 5/25/44 (d) (g)	22,908	22,530
Series 2007-RZ1 Class A2, 3.5363% 2/25/37 (d)	1,200,000	1,018,452
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 4.1763% 4/25/33 (d) (g)	1,451	1,308
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.1713% 3/25/35 (d) (g)	640,000	563,833
Series 2007-1 Class A2C, 3.5263% 2/25/37 (d) (g)	1,000,000	836,719
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A2, 4.0844% 5/20/18 (a) (d)	1,679,015	1,590,244
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 4.4163% 8/15/11 (a) (d)	1,140,000	1,079,911
Class C, 4.6163% 8/15/11 (a) (d)	520,000	484,879
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M1, 4.0263% 8/25/34 (d) (g)	1,000,000	944,000
Series 2003-BC4 Class M1, 3.9763% 11/25/34 (d) (g)	260,000	223,365
Structured Asset Corp. Trust Series 2006-BC6 Class A4, 3.5463% 1/25/37 (d) (g)	1,215,000	974,278
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 4.0763% 8/25/33 (d) (g)	1,135,000	1,060,493
Series 2004-8 Class M5, 4.5263% 9/25/34 (d) (g)	290,000	260,710
Series 2005-1 Class M4, 4.1363% 2/25/35 (a) (d) (g)	485,000	363,006
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.7363% 2/25/34 (d) (g)	25,222	20,304
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 4.3363% 9/15/11 (d)	2,735,000	2,649,665
Class B, 4.5163% 9/15/11 (d)	1,625,000	1,381,250
Series 2007-AE1:
Class A, 5.1275% 1/15/12 (d)	400,000	385,838
Class B, 5.3275% 1/15/12 (d)	335,000	321,313
Class C, 5.6275% 1/15/12 (d)	420,000	294,000
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 4.6863% 3/15/11 (a) (d)	$ 675,000	$ 656,223
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 5.4363% 6/15/10 (d)	980,000	907,724
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 5.1275% 6/15/12 (d)	1,015,000	998,243
Class B, 5.2475% 6/15/12 (d)	790,000	763,361
Class C, 5.5275% 6/15/12 (d)	470,000	449,161
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.8063% 9/25/34 (d) (g)	21,802	20,607
Series 2003-6HE Class A1, 3.8463% 11/25/33 (d) (g)	17,086	15,735
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 4.5663% 5/16/11 (a)(d)	2,165,000	2,093,284
UPFC Auto Receivables Trust Series 2007-A Class A2, 5.46% 6/15/10	1,103,871	1,088,307
WaMu Master Note Trust:
Series 2006-A3A Class A3, 5.0575% 9/16/13 (a) (d)	3,025,000	2,979,244
Series 2007-C1 Class C1, 5.4275% 5/15/14 (a) (d)	1,595,000	1,378,989
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	72,027	71,980
Series 2004-4 Class D, 3.58% 5/17/12	74,195	73,994
Series 2005-1 Class D, 4.09% 8/15/12	121,816	122,053
Whinstone Capital Management Ltd. Series 1A Class B3, 5.9838% 10/25/44 (a)(d)	1,095,215	907,495
World Omni Auto Receivables Trust Series 2007-B Class A2B, 5.3475% 2/16/10 (d)	185,000	184,706
TOTAL ASSET-BACKED SECURITIES (Cost $164,646,091)		135,277,223
Collateralized Mortgage Obligations - 17.6%

Private Sponsor - 16.6%
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 3.5663% 5/25/46 (d)	881,824	828,160
Arkle Master Issuer PLC floater Series 2007-1A Class 1C, 5.165% 2/17/52 (a)(c)(d)	1,625,000	1,608,263
Banc of America Mortgage Securities, Inc. Series 2003-I Class 2A6, 4.1498% 10/25/33 (c)(d)	4,245,000	4,227,794
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0785% 8/25/35 (d)	1,312,429	1,286,914
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.6563% 1/25/35 (d)	842,473	819,837
Series 2005-2 Class 1A1, 3.6263% 3/25/35 (d)	498,261	491,305
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A3, 4.3775% 8/25/34 (d)	$ 1,958,270	$ 1,935,983
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.7763% 2/25/35 (d)	201,511	200,692
Series 2004-4 Class 5A2, 3.7763% 3/25/35 (d)	49,949	48,188
Series 2005-1 Class 5A2, 3.7063% 5/25/35 (d)	147,304	137,291
Series 2005-10 Class 5A2, 3.6963% 1/25/36 (d)	881,928	704,502
Series 2005-2:
Class 6A2, 3.6563% 6/25/35 (d)	50,504	48,159
Class 6M2, 3.8563% 6/25/35 (d)	1,375,000	1,313,672
Series 2005-3 Class 8A2, 3.6163% 7/25/35 (d)	648,734	633,941
Series 2005-5 Class 6A2, 3.6063% 9/25/35 (d)	530,823	491,639
Series 2005-8 Class 7A2, 3.6563% 11/25/35 (d)	396,788	386,710
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.7763% 3/25/34 (d)	5,488	5,439
Series 2004-AR3 Class 6A2, 3.7463% 4/25/34 (d)	4,352	4,211
Series 2004-AR5 Class 11A2, 3.7463% 6/25/34 (d)	23,582	23,253
Series 2004-AR6 Class 9A2, 3.7463% 10/25/34 (d)	34,813	34,390
Series 2004-AR7 Class 6A2, 3.7563% 8/25/34 (d)	66,624	64,042
Series 2004-AR8 Class 8A2, 3.7563% 9/25/34 (d)	37,512	34,510
CWALT, Inc. floater Series 2005-56 Class 3A1, 3.6663% 11/25/35 (d)	308,380	292,446
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 3.5363% 3/25/37 (d)	1,375,000	1,202,923
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 4.1263% 10/25/36 (d) (g)	1,205,000	87,578
Class M8, 4.3263% 10/25/36 (d) (g)	525,000	36,006
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 5.0275% 12/25/34 (d)	60,754	60,269
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 4.5125% 10/11/41 (a)(d)	1,621,206	1,583,027
Class CB, 4.7225% 10/11/41 (a)(d)	260,000	228,410
Class DB, 4.9125% 10/11/41 (a)(d)	1,060,000	850,544
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.4488% 12/20/54 (d)	1,610,000	1,440,789
Series 2005-4 Class A3, 5.0188% 12/20/54 (d)	1,354,621	1,346,357
Series 2006-1A:
Class A5, 5.0188% 12/20/54 (a)(d)	998,826	962,169
Class C2, 5.5488% 12/20/54 (a)(d)	1,545,000	927,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-3 Class C2, 4.4263% 12/20/54 (d)	$ 820,000	$ 492,000
Series 2006-4:
Class B1, 5.4288% 12/20/54 (d)	1,250,000	1,093,750
Class C1, 5.0963% 12/20/54 (d)	765,000	585,225
Class M1, 5.0988% 12/20/54 (d)	330,000	280,500
Series 2007-1:
Class 1C1, 5.3563% 12/20/54 (d)	555,000	424,076
Class 1M1, 5.036% 12/20/54 (d)	500,000	428,250
Class 2B1, 6.3138% 12/20/54 (d)	535,000	426,716
Class 2C1, 5.0463% 12/20/54 (d)	295,000	170,687
Class 2M1, 5.0763% 12/20/54 (d)	645,000	466,787
GSR Mortgage Loan Trust:
floater Series 2004-11 Class 2A1, 5.195% 12/20/34 (d)	506,028	477,240
Series 2006-AR2 Class 4A1, 5.8396% 4/25/36 (d)	2,957,473	2,990,806
Holmes Financing No. 10 PLC floater Series 10A:
Class 2A, 4.2875% 7/15/40 (a)(d)	1,040,000	1,039,874
Class 2C, 4.6075% 7/15/40 (a)(d)	886,364	877,996
Holmes Financing No. 9 PLC floater Class 2A, 4.3175% 7/15/13 (d)	2,780,000	2,757,732
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.8263% 10/25/34 (d)	323,199	316,935
HSI Asset Securitization Corp. Trust floater Series 2007-OPT1 Class M1, 3.6063% 12/25/36 (d) (g)	670,000	261,635
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.7463% 3/25/35 (d)	256,104	236,026
Series 2004-6 Class 1A2, 4.1563% 10/25/34 (d)	73,755	69,229
Series 2005-1:
Class M1, 3.8363% 4/25/35 (d)	136,174	120,099
Class M2, 3.8763% 4/25/35 (d)	240,812	208,056
Class M3, 3.9063% 4/25/35 (d)	58,769	48,932
Class M4, 4.1263% 4/25/35 (d)	35,835	18,097
Class M5, 4.1463% 4/25/35 (d)	35,835	17,380
Class M6, 4.1963% 4/25/35 (d)	55,902	25,995
Series 2005-2 Class 1A2, 3.6863% 4/25/35 (d)	601,910	558,159
Series 2005-4 Class 1B1, 4.6763% 5/25/35 (d)	238,079	105,648
Series 2005-7:
Class M1, 3.8563% 11/25/35 (d)	129,150	101,375
Class M2, 3.8963% 11/25/35 (d)	96,863	72,751
Class M3, 3.9963% 11/25/35 (d)	484,313	244,578
Class M4, 4.0363% 11/25/35 (d)	231,394	112,226
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7551% 11/25/33 (d)	$ 2,870,775	$ 2,832,252
Kildare Securities Ltd. floater Series 2007-1 Class A2, 5.2063% 12/10/43 (a)(d)	865,000	849,841
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.675% 9/26/45 (a)(d)	466,314	464,496
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 3.4563% 8/25/46 (d)	849,356	843,782
Series 2006-GP1 Class A1, 3.4213% 5/25/46 (d)	737,908	729,805
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 3.8663% 11/25/34 (d)	28,840	26,087
Class 2A1, 3.7563% 11/25/34 (d)	27,340	26,078
Class 2A2, 3.8163% 11/25/34 (d)	6,019	5,690
Series 2005-1 Class 1A1, 3.6463% 3/25/35 (d)	76,028	75,667
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2417% 8/25/17 (d)	358,461	376,086
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A:
Class 2A1, 3.7663% 3/25/28 (d)	69,241	66,922
Class 2A2, 5.8413% 3/25/28 (d)	24,729	23,825
Series 2003-B Class A1, 3.7163% 4/25/28 (d)	72,331	70,642
Series 2003-D Class A, 3.6863% 8/25/28 (d)	334,331	329,707
Series 2003-E Class A2, 5.7613% 10/25/28 (d)	126,434	120,749
Series 2003-F Class A2, 5.7713% 10/25/28 (d)	131,316	128,318
Series 2004-A Class A2, 5.345% 4/25/29 (d)	173,712	171,037
Series 2004-B Class A2, 5.65% 6/25/29 (d)	147,937	145,201
Series 2004-C Class A2, 5.68% 7/25/29 (d)	206,909	206,233
Series 2004-D Class A2, 5.455% 9/25/29 (d)	224,825	209,861
Series 2004-E Class A2D, 5.645% 11/25/29 (d)	262,337	261,685
Series 2004-G Class A2, 5.0275% 11/25/29 (d)	83,205	77,473
Series 2005-A Class A2, 5.6813% 2/25/30 (d)	238,439	234,152
Series 2005-B Class A2, 5.085% 7/25/30 (d)	228,258	225,099
Series 2006-MLN1 Class M4, 3.7363% 7/25/37 (d) (g)	1,015,000	107,819
MortgageIT Trust floater Series 2004-2:
Class A1, 3.7463% 12/25/34 (d)	290,163	277,402
Class A2, 3.8263% 12/25/34 (d)	391,936	372,408
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 3.6663% 7/25/35 (d)	1,200,269	963,576
Series 2005-5 Class 1A1B, 3.5763% 12/25/35 (d)	920,000	896,001
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 3.6763% 3/25/37 (d)(g)	980,000	521,360
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.3263% 9/10/33 (d)	$ 2,495,000	$ 2,492,463
Permanent Financing No. 5 PLC floater Series 3 Class C, 5.9463% 6/10/42 (d)	1,030,000	993,950
Permanent Financing No. 8 PLC floater:
Class 2A, 5.2163% 6/10/14 (d)	2,945,000	2,943,878
Class 3C, 5.6663% 6/10/42 (d)	910,000	818,818
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 4.66% 7/17/42 (d)	2,645,000	2,451,688
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8478% 10/25/35 (d)	792,209	785,311
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 3.4763% 9/25/46 (d)	1,585,193	1,540,114
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	142,083	145,932
Series 2004-SL2 Class A1, 6.5% 10/25/16	42,197	44,104
Series 2005-AR5 Class 1A1, 4.7924% 9/19/35 (d)	394,356	392,423
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 3.8263% 6/25/33 (a) (d) (g)	64,028	51,242
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (d)	121,046	121,026
Series 2004-1 Class A, 5.6825% 2/20/34 (d)	88,563	87,309
Series 2004-10 Class A4, 5.7006% 11/20/34 (d)	223,326	221,899
Series 2004-12 Class 1A2, 5.69% 1/20/35 (d)	419,577	407,784
Series 2004-4 Class A, 5.6206% 5/20/34 (d)	279,973	278,074
Series 2004-5 Class A3, 4.53% 6/20/34 (d)	110,018	109,606
Series 2004-6:
Class A3A, 5.6975% 6/20/35 (d)	109,759	105,045
Class A3B, 5.84% 7/20/34 (d)	219,517	205,653
Series 2004-7:
Class A3A, 5.7038% 8/20/34 (d)	146,726	139,133
Class A3B, 5.9288% 7/20/34 (d)	284,904	263,495
Series 2004-8 Class A2, 5.755% 9/20/34 (d)	433,893	430,042
Series 2005-1 Class A2, 5.6325% 2/20/35 (d)	249,291	241,304
Series 2005-2 Class A2, 5.6288% 3/20/35 (d)	394,886	391,004
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 4.1763% 9/25/36 (d) (g)	330,000	34,650
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 3.7763% 9/25/33 (a) (d)	72,424	70,569
Series 2005-AR1 Class B1, 5.3763% 9/25/35 (a) (d) (g)	1,155,000	92,400
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Structured Asset Securities Corp. floater: - continued
Series 2007-GEL1 Class A2, 3.5663% 1/25/37 (a)(d) (g)	$ 1,000,000	$ 775,625
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 3.5313% 9/25/36 (d)	2,255,000	2,219,855
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 3.7463% 9/25/34 (d)	1,089,506	1,069,583
Series 2005-3 Class A4, 3.6463% 10/25/35 (d)	1,940,396	1,935,810
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 3.4563% 9/25/46 (d)	366,253	363,537
sequential payer:
Series 2002-S6 Class A25, 6% 10/25/32	82,583	82,857
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	41,454	44,336
Series 2003-AR10 Class A7, 4.0558% 10/25/33 (d)	690,000	678,104
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1092% 6/25/35 (d)	3,817,861	3,789,018
Series 2005-AR12 Class 2A1, 4.3226% 7/25/35 (d)	1,204,724	1,200,733
TOTAL PRIVATE SPONSOR		79,032,801
U.S. Government Agency - 1.0%
Fannie Mae:
floater Series 2002-89 Class F, 3.6763% 1/25/33 (d)	73,346	73,129
planned amortization class Series 1993-207 Class G, 6.15% 4/25/23	157,925	158,307
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 4.3563% 8/25/31 (d)	662,129	674,046
Series 2002-36 Class FT, 3.8763% 6/25/32 (d)	101,968	102,106
Series 2002-60 Class FV, 4.3763% 4/25/32 (d)	244,713	249,301
Series 2002-64 Class FE, 4.3394% 10/18/32 (d)	50,594	50,607
Series 2002-74 Class FV, 3.8263% 11/25/32 (d)	65,629	65,714
Series 2002-75 Class FA, 4.3763% 11/25/32 (d)	501,292	510,094
Series 2003-11:
Class DF, 3.8263% 2/25/33 (d)	48,166	48,160
Class EF, 3.8263% 2/25/33 (d)	18,697	18,701
Series 2004-54 Class FE, 4.5263% 2/25/33 (d)	508,219	511,713
planned amortization class Series 2002-52 Class PA, 6% 4/25/31	706	704
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,083,932	1,123,120
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 5.1363% 11/15/30 (c)(d)	$ 461,623	$ 462,425
Series 2526 Class FC, 4.6363% 11/15/32 (d)	12,183	12,197
Series 2551 Class FH, 4.6863% 1/15/33 (d)	44,717	44,740
Series 3066 Class HF, 0% 1/15/34 (d)	36,333	38,067
planned amortization class Series 2543 Class PM, 5.5% 8/15/18	113,463	113,426
Series 1803 Class A, 6% 12/15/08	88,386	88,607
Ginnie Mae guaranteed REMIC pass-thru securities:
floater Series 2001-21 Class FB, 4.4813% 1/16/27 (d)	77,265	77,324
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	78,046	78,568
TOTAL U.S. GOVERNMENT AGENCY		4,501,056
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $93,106,669)		83,533,857
Commercial Mortgage Securities - 9.8%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 6.8363% 11/15/15 (a)(d)	61,614	61,176
Series 2005-MIB1:
Class C, 4.5463% 3/15/22 (a)(d)	200,000	195,058
Class D, 4.5963% 3/15/22 (a)(d)	205,000	195,529
Class E, 4.6363% 3/15/22 (a)(d)	390,000	367,707
Class F, 4.7063% 3/15/22 (a)(d)	200,000	186,645
Class G, 4.7663% 3/15/22 (a)(d)	130,000	121,068
Series 2006-BIX1:
Class E, 4.4763% 10/15/19 (a)(d)	170,000	160,290
Class F, 4.5463% 10/15/19 (a)(d)	325,000	307,181
Class G, 4.5663% 10/15/19 (a)(d)	125,000	118,228
Class JCP, 4.7363% 10/15/19 (a)(d)	4,700	4,204
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.7363% 4/25/34 (a)(d)	214,030	199,048
Class B, 5.2763% 4/25/34 (a)(d)	35,672	29,156
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.8063% 8/25/34 (a)(d)	$ 265,587	$ 247,992
Class M1, 3.9563% 8/25/34 (a)(d)	85,071	78,319
Series 2004-3:
Class A2, 3.7963% 1/25/35 (a)(d)	47,222	43,319
Class M1, 3.8763% 1/25/35 (a)(d)	70,834	64,547
Class M2, 4.3763% 1/25/35 (a)(d)	47,222	41,586
Series 2005-2A:
Class A1, 3.6863% 8/25/35 (a)(d)	681,520	635,387
Class M1, 3.8063% 8/25/35 (a)(d)	123,006	120,008
Class M2, 3.8563% 8/25/35 (a)(d)	206,118	199,935
Class M3, 3.8763% 8/25/35 (a)(d)	113,033	108,123
Class M4, 3.9863% 8/25/35 (a)(d)	103,059	97,487
Series 2005-3A:
Class A1, 3.6963% 11/25/35 (a)(d)	585,741	564,652
Class A2, 3.7763% 11/25/35 (a)(d)	240,572	219,748
Class M1, 3.8163% 11/25/35 (a)(d)	83,677	80,226
Class M2, 3.8663% 11/25/35 (a)(d)	115,056	110,939
Class M3, 3.8863% 11/25/35 (a)(d)	104,597	99,105
Class M4, 3.9763% 11/25/35 (a)(d)	129,002	118,682
Series 2005-4A:
Class A2, 3.7663% 1/25/36 (a)(d)	854,627	772,771
Class B1, 4.7763% 1/25/36 (a)(d)	77,693	56,304
Class M1, 3.8263% 1/25/36 (a)(d)	310,773	278,726
Class M2, 3.8463% 1/25/36 (a)(d)	77,693	69,062
Class M3, 3.8763% 1/25/36 (a)(d)	155,387	135,479
Class M4, 3.9863% 1/25/36 (a)(d)	77,693	65,299
Class M5, 4.0263% 1/25/36 (a)(d)	77,693	63,502
Class M6, 4.0763% 1/25/36 (a)(d)	77,693	62,021
Series 2006-2A:
Class A1, 3.6063% 7/25/36 (a)(d)	1,434,182	1,407,629
Class A2, 3.6563% 7/25/36 (a)(d)	241,716	232,375
Class B1, 4.2463% 7/25/36 (a)(d)	88,629	62,927
Class B3, 6.0763% 7/25/36 (a)(d)	145,030	98,620
Class M1, 3.6863% 7/25/36 (a)(d)	253,802	241,575
Class M2, 3.7063% 7/25/36 (a)(d)	181,287	171,710
Class M3, 3.7263% 7/25/36 (a)(d)	141,001	132,401
Class M4, 3.7963% 7/25/36 (a)(d)	96,686	90,187
Class M5, 3.8463% 7/25/36 (a)(d)	116,829	106,175
Class M6, 3.9163% 7/25/36 (a)(d)	185,316	162,770
Series 2006-3A:
Class B1, 4.1763% 10/25/36 (a)(d)	135,023	84,832
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-3A:
Class B2, 4.7263% 10/25/36 (a)(d)	$ 87,111	$ 52,661
Class B3, 5.9763% 10/25/36 (a)(d)	156,800	97,756
Class M4, 3.8063% 10/25/36 (a)(d)	135,023	107,955
Class M5, 3.8563% 10/25/36 (a)(d)	169,867	131,912
Class M6, 3.9363% 10/25/36 (a)(d)	335,379	250,957
Series 2007-1:
Class A2, 3.6463% 3/25/37 (a)(d)	316,808	285,327
Class B1, 4.0463% 3/25/37 (a)(d)	102,628	66,548
Class B2, 4.5263% 3/25/37 (a)(d)	71,393	43,818
Class B3, 6.7263% 3/25/37 (a)(d)	209,718	138,349
Class M1, 3.6463% 3/25/37 (a)(d)	84,780	73,890
Class M2, 3.6663% 3/25/37 (a)(d)	62,469	53,352
Class M3, 3.6963% 3/27/37 (a)(d)	58,007	48,010
Class M4, 3.7463% 3/25/37 (a)(d)	44,621	35,899
Class M5, 3.7963% 3/25/37 (a)(d)	71,393	55,865
Class M6, 3.8763% 3/25/37 (a)(d)	98,166	74,177
Series 2007-3:
Class B1, 4.3263% 7/25/37 (a)(d)	68,409	49,254
Class B2, 4.9763% 7/25/37 (a)(d)	173,302	168,970
Class B3, 7.3763% 7/25/37 (a)(d)	91,212	59,288
Class M1, 3.6863% 7/25/37 (a)(d)	59,288	58,695
Class M2, 3.7163% 7/25/37 (a)(d)	63,848	63,210
Class M3, 3.7463% 7/25/37 (a)(d)	100,333	99,204
Class M4, 3.8763% 7/25/37 (a)(d)	159,621	157,226
Class M5, 3.9763% 7/25/37 (a)(d)	77,530	75,979
Class M6, 4.1763% 7/25/37 (a)(d)	59,288	58,102
Series 2007-4A:
Class A2, 3.9263% 9/25/37 (a)(d)	649,372	616,513
Class B1, 5.9263% 9/25/37 (a)(d)	83,002	58,530
Class B2, 6.8263% 9/25/37 (a)(d)	302,715	208,543
Class M1, 4.3263% 9/25/37 (a)(d)	73,237	64,838
Class M2, 4.4263% 9/25/37 (a)(d)	73,237	64,335
Class M4, 4.9763% 9/25/37 (a)(d)	200,182	165,088
Class M5, 5.1263% 9/25/37 (a)(d)	200,182	164,682
Class M6, 5.3263% 9/25/37 (a)(d)	200,182	161,647
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8:
Class D, 4.4863% 3/15/22 (a)(d)	165,000	146,025
Class E, 4.5363% 3/15/22 (a)(d)	870,000	767,775
Class F, 4.5863% 5/15/22 (a)(d)	535,000	470,800
Class G, 4.6363% 3/15/22 (a)(d)	135,000	118,463
Class H, 4.7863% 3/15/22 (a)(d)	165,000	144,375
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8: - continued
Class J, 4.9363% 3/15/22 (a)(d)	$ 165,000	$ 143,963
Class X-1M, 1.12% 3/15/22 (a)(f)	13,815,683	69,078
COMM pass-thru certificates floater:
Series 2005-F10A:
Class B, 4.4663% 4/15/17 (a)(d)	1,005,000	1,003,527
Class C, 4.5063% 4/15/17 (a)(d)	425,000	424,015
Class D, 4.5463% 4/15/17 (a)(d)	345,000	342,882
Class E, 4.6063% 4/15/17 (a)(d)	260,000	258,103
Class F, 4.6463% 4/15/17 (a)(d)	145,000	143,906
Class G, 4.7863% 4/15/17 (a)(d)	145,000	143,397
Class H, 4.8563% 4/15/17 (a)(d)	145,000	141,633
Class J, 5.0863% 4/15/17 (a)(d)	50,000	47,446
Series 2005-FL11:
Class C, 4.5363% 11/15/17 (a)(d)	542,290	516,524
Class D, 4.5763% 11/15/17 (a)(d)	93,997	89,655
Class E, 4.6263% 11/15/17 (a)(d)	144,611	138,170
Class F, 4.6863% 11/15/17 (a)(d)	130,150	122,528
Class G, 4.7363% 11/15/17 (a)(d)	206,070	191,098
Series 2006-CN2A Class AJFL, 4.8% 2/5/19 (d)	1,135,000	1,120,803
Series 2007-FL14:
Class F, 4.7363% 6/15/22 (a)(d)	1,297,240	1,247,378
Class G, 4.7863% 6/15/22 (a)(d)	207,164	197,841
Class H, 4.9363% 6/15/22 (a)(d)	207,164	186,496
Class MLK1, 5.0363% 6/15/22 (a)(d)	565,000	560,763
Class MLK2, 5.2363% 6/15/22 (a)(d)	315,000	312,662
Class MLK3, 5.4363% 6/15/22 (a)(d)	380,000	377,209
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 4.5863% 4/15/22 (a)(d)	1,775,000	1,686,250
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 4.3863% 2/15/22 (a)(d)	685,000	654,175
Series 2007-TFL1:
Class C:
4.4063% 2/15/22 (a)(d)	740,000	666,000
4.5063% 2/15/22 (a)(d)	265,000	247,775
Class F, 4.5563% 2/15/22 (a)(d)	530,000	455,800
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class AFL, 5.1975% 11/15/36 (a)(d)	540,000	517,579
Commercial Mortgage Securities - continued
	Principal Amount	Value
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 4.5163% 4/15/21 (a)(d)	$ 300,000	$ 282,552
Class E, 4.5663% 4/15/21 (a)(d)	300,000	280,845
Class G, 4.6563% 4/15/21 (a)(d)	300,000	277,384
Class H, 4.9663% 4/15/21 (a)(d)	300,000	275,903
Class J, 5.0363% 4/15/21 (a)(d)	200,000	179,665
Class K, 5.4363% 4/15/21 (a)(d)	1,005,000	914,381
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4 Class B, 0% 11/5/21 (a)(d)	670,000	633,309
GS Mortgage Securities Corp. II floater Series 2006-FL8A:
Class C, 4.78% 6/6/20 (a)(d)	145,000	142,227
Class D, 4.82% 6/6/20 (a)(d)	1,400,000	1,343,384
Class E, 4.91% 6/6/20 (a)(d)	800,000	758,511
Class F, 4.98% 6/6/20 (a)(d)	575,000	535,257
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class B, 4.4063% 11/15/18 (a)(d)	351,488	342,867
Class C, 4.4463% 11/15/18 (a)(d)	249,655	244,804
Class D, 4.4663% 11/15/18 (a)(d)	88,693	85,436
Class E, 4.5163% 11/15/18 (a)(d)	131,397	127,991
Class F, 4.5663% 11/15/18 (a)(d)	197,096	188,822
Class G, 4.5963% 11/15/18 (a)(d)	170,816	163,831
Class H, 4.7363% 11/15/18 (a)(d)	131,397	122,790
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-LLFA Class K1, 6.8694% 12/16/14 (a)(d)	435,000	398,647
Series 2006-LLFA:
Class F, 4.5763% 9/15/21 (a)(d)	291,191	254,317
Class G, 4.5963% 9/15/21 (a)(d)	648,135	566,582
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class F, 4.557% 8/15/19 (a)(d)	163,114	162,929
Class G, 4.607% 8/15/19 (a)(d)	120,000	119,790
Class H, 4.627% 8/15/19 (a)(d)	100,000	99,783
Class J, 4.697% 8/15/19 (a)(d)	75,000	74,880
Class K, 4.887% 8/15/19 (a)(d)	420,000	416,594
Series 2006-XLF:
Class C, 5.437% 7/15/19 (a)(d)	570,000	552,900
Class D, 4.487% 7/15/19 (a)(d)	1,345,000	1,287,924
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-XLF:
Class F, 4.557% 7/15/19 (a)(d)	$ 535,000	$ 510,257
Class G, 4.597% 7/15/19 (a)(d)	385,000	366,453
Series 2007-XCLA Class A1, 4.437% 7/17/17 (a)(d)	1,082,272	946,988
Series 2007-XLFA:
Class B, 4.367% 10/15/20 (a)(d)	440,000	424,600
Class C, 4.397% 10/15/20 (a)(d)	330,000	291,171
Class D, 4.427% 10/15/20 (a)(d)	265,000	231,341
Class E, 4.487% 10/15/20 (a)(d)	330,000	279,351
Class F, 4.537% 10/15/20 (a)(d)	195,000	165,106
Class G, 4.577% 10/15/20 (a)(d)	245,000	218,050
Class H, 4.667% 10/15/20 (a)(d)	155,000	133,300
Class J, 4.817% 10/15/20 (a)(d)	175,000	148,750
Class MHRO, 4.927% 10/15/20 (a)(d)	474,674	450,940
Class MJPM, 5.237% 10/15/20 (a)(d)	148,139	118,511
Class MSTR, 4.937% 10/15/20 (a)(d)	260,000	243,100
Class NHRO, 5.127% 10/15/20 (a)(d)	730,268	693,754
Class NSTR, 5.087% 10/15/20 (a)(d)	240,000	226,800
Series 2007-XLC1:
Class C, 4.8363% 7/17/17 (a)(d)	895,813	725,608
Class D, 4.9363% 7/17/17 (a)(d)	421,559	333,032
Class E, 5.0363% 7/17/17 (a)(d)	340,490	262,177
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 4.2538% 3/24/18 (a)(d)	208,843	198,401
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A:
Class F, 4.5763% 8/11/18 (a)(d)	1,235,000	1,120,573
Class G, 4.5963% 8/11/18 (a)(d)	1,170,000	1,071,266
Class J, 4.8363% 8/11/18 (a)(d)	260,000	220,760
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $50,879,329)		46,748,978
Fixed-Income Funds - 10.7%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $58,084,394)	583,639	50,870,010
Cash Equivalents - 22.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 3%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Government Obligations) # (Cost $104,839,000)	$ 104,847,737	$ 104,839,000
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $519,523,049)		467,256,265
NET OTHER ASSETS - 1.8%		8,382,464
NET ASSETS - 100%		$ 475,638,729
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
124 Eurodollar 90 Day Index Contracts	March 2008	$ 123,099,450	$ 517,254
101 Eurodollar 90 Day Index Contracts	June 2008	100,371,275	434,835
72 Eurodollar 90 Day Index Contracts	Sept. 2008	71,559,900	346,662
9 Eurodollar 90 Day Index Contracts	Dec. 2008	8,942,288	27,077
10 Eurodollar 90 Day Index Contracts	March 2009	9,931,625	27,585
TOTAL EURODOLLAR CONTRACTS			$ 1,353,413

Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.7839% 11/25/34 (g)

	Dec. 2034	$ 125,737	$ (36,505)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.5% 12/25/35 (g)	Jan. 2036	600,000	(502,155)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (g)	March 2034	183,497	(57,601)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (g)	Feb. 2034	82,257	(68,631)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35 (g)	June 2035	845,000	(421,631)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35 (g)	March 2035	191,856	(130,940)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	$ 1,840,000	$ (35,560)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	1,750,000	(43,379)
		$ 5,618,347	$ (1,296,402)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,304,929 or 18.4% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $349,859.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,505,969.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities, exclusive of the value of credit default swaps, amounted to $63,221,086 or 13.3% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$104,839,000 due 2/01/08 at 3.00%
BNP Paribas Securities Corp.	$ 10,884,940
Banc of America Securities LLC	4,353,740
Barclays Capital, Inc.	46,649,745
Bear Stearns & Co., Inc.	13,300,738
Citigroup Global Markets, Inc.	3,109,983
Dresdner Kleinwort Securities LLC	1,554,991
ING Financial Markets LLC	1,970,989
J.P. Morgan Securities, Inc.	9,329,949
Societe Generale, New York Branch	12,439,932
WestLB AG	1,243,993
$ 104,839,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 3,829,570

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 255,014,810	$ -	$ 187,671,399	$ 50,870,010	0.7%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.5%
United Kingdom	10.8%
Cayman Islands	1.9%
Others (individually less than 1%)	1.8%
100.0%
Income Tax Information
At July 31, 2007, the fund had a capital loss carryforward of approximately $2,436,121 of which $1,917,431 and $518,690 will expire on July 31, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $104,839,000) - See accompanying schedule: Unaffiliated issuers (cost $461,438,655)	$ 416,386,255
Fidelity Central Funds (cost $58,084,394)	50,870,010
Total Investments (cost $519,523,049)		$ 467,256,265
Cash		4,092
Receivable for investments sold		8,703,212
Receivable for swap agreements		4,649
Receivable for fund shares sold		1,051,844
Interest receivable		1,018,853
Distributions receivable from Fidelity Central Funds		260,993
Receivable for daily variation on futures contracts		51,088
Other receivables		119
Total assets		478,351,115

Liabilities
Payable for fund shares redeemed	1,122,728
Distributions payable	105,086
Swap agreements, at value	1,296,402
Accrued management fee	129,648
Distribution fees payable	1,398
Other affiliated payables	57,124
Total liabilities		2,712,386

Net Assets		$ 475,638,729
Net Assets consist of:
Paid in capital		$ 575,731,459
Undistributed net investment income		1,137,643
Accumulated undistributed net realized gain (loss) on investments		(49,020,600)
Net unrealized appreciation (depreciation) on investments		(52,209,773)
Net Assets		$ 475,638,729

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,226,741 ÷ 930,772 shares)	$ 8.84

Maximum offering price per share (100/98.50 of $8.84)	$ 8.97
Class T: Net Asset Value and redemption price per share ($3,559,700 ÷ 402,727 shares)	$ 8.84

Maximum offering price per share (100/98.50 of $8.84)	$ 8.97
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($462,110,016 ÷ 52,281,450 shares)	$ 8.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,742,272 ÷ 197,122 shares)	$ 8.84

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2008 (Unaudited)
Investment Income
Interest		$ 16,404,898
Income from Fidelity Central Funds		3,829,570
Total income		20,234,468

Expenses
Management fee	$ 1,083,158
Transfer agent fees	349,693
Distribution fees	12,487
Fund wide operations fee	118,378
Independent trustees' compensation	1,607
Miscellaneous	1,154
Total expenses before reductions	1,566,477
Expense reductions	(9,319)	1,557,158
Net investment income		18,677,310
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,286,749)
Fidelity Central Funds	(14,061,655)
Futures contracts	(35,578)
Swap agreements	(5,381,220)
Total net realized gain (loss)		(45,765,202)
Change in net unrealized appreciation (depreciation) on: Investment securities	(34,310,844)
Futures contracts	1,476,043
Swap agreements	1,760,249
Total change in net unrealized appreciation (depreciation)		(31,074,552)
Net gain (loss)		(76,839,754)
Net increase (decrease) in net assets resulting from operations		$ (58,162,444)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 18,677,310	$ 51,627,290
Net realized gain (loss)	(45,765,202)	(1,037,412)
Change in net unrealized appreciation (depreciation)	(31,074,552)	(20,635,029)
Net increase (decrease) in net assets resulting from operations	(58,162,444)	29,954,849
Distributions to shareholders from net investment income	(18,079,504)	(51,625,727)
Share transactions - net increase (decrease)	(449,633,707)	161,604,013
Redemption fees	48,387	39,619
Total increase (decrease) in net assets	(525,827,268)	139,972,754

Net Assets
Beginning of period	1,001,465,997	861,493,243
End of period (including undistributed net investment income of $1,137,643 and undistributed net investment income of $539,837, respectively)	$ 475,638,729	$ 1,001,465,997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.245	.493	.400	.223	.013
Net realized and unrealized gain (loss)	(.994)	(.198)	(.009)	(.026)	.011
Total from investment operations	(.749)	.295	.391	.197	.024
Distributions from net investment income	(.232)	(.495)	(.401)	(.214)	(.014)
Distributions from net realized gain	-	-	-	(.003)	-
Total distributions	(.232)	(.495)	(.401)	(.217)	(.014)
Redemption fees added to paid in capital E	.001	- J	- J	- J	- J
Net asset value, end of period	$ 8.84	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	(7.69)%	2.97%	3.97%	1.98%	.24%
Ratios to Average Net Assets F, I
Expenses before reductions	.66% A	.66%	.70%	.78%	.85% A
Expenses net of fee waivers, if any	.66% A	.66%	.70%	.70%	.70% A
Expenses net of all reductions	.65% A	.66%	.70%	.70%	.70% A
Net investment income	5.19% A	4.96%	4.00%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,227	$ 13,735	$ 4,553	$ 2,557	$ 316
Portfolio turnover rate G	7% A	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.241	.491	.404	.222	.013
Net realized and unrealized gain (loss)	(.991)	(.199)	(.011)	(.025)	.010
Total from investment operations	(.750)	.292	.393	.197	.023
Distributions from net investment income	(.231)	(.492)	(.403)	(.214)	(.013)
Distributions from net realized gain	-	-	-	(.003)	-
Total distributions	(.231)	(.492)	(.403)	(.217)	(.013)
Redemption fees added to paid in capital E	.001	- J	- J	- J	- J
Net asset value, end of period	$ 8.84	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	(7.70)%	2.95%	4.00%	1.98%	.23%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A	.69%	.68%	.77%	.86% A
Expenses net of fee waivers, if any	.68% A	.69%	.68%	.70%	.70% A
Expenses net of all reductions	.68% A	.69%	.68%	.70%	.70% A
Net investment income	5.17% A	4.93%	4.03%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,560	$ 4,818	$ 4,624	$ 4,044	$ 356
Portfolio turnover rate G	7% A	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.254	.516	.427	.241	.122	.137
Net realized and unrealized gain (loss)	(.983)	(.210)	(.011)	(.026)	.029	.052
Total from investment operations	(.729)	.306	.416	.215	.151	.189
Distributions from net investment income	(.242)	(.516)	(.426)	(.232)	(.122)	(.173)
Distributions from net realized gain	-	-	-	(.003)	-	-
Total distributions	(.242)	(.516)	(.426)	(.235)	(.122)	(.173)
Redemption fees added to paid in capital D	.001	- I	- I	- I	.001	.004
Net asset value, end of period	$ 8.84	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Total Return B, C	(7.49)%	3.09%	4.23%	2.16%	1.52%	1.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.58%	.62%	.70% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.53%	.55%	.55% A
Expenses net of all reductions	.44% A	.45%	.45%	.53%	.55%	.55% A
Net investment income	5.40% A	5.17%	4.26%	2.41%	1.21%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 462,110	$ 974,602	$ 850,329	$ 906,644	$ 580,174	$ 225,203
Portfolio turnover rate F	7% A	29%	39%	33%	53%	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 29, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.258	.510	.420	.240	.015
Net realized and unrealized gain (loss)	(.988)	(.206)	(.008)	(.026)	.010
Total from investment operations	(.730)	.304	.412	.214	.025
Distributions from net investment income	(.241)	(.514)	(.422)	(.231)	(.015)
Distributions from net realized gain	-	-	-	(.003)	-
Total distributions	(.241)	(.514)	(.422)	(.234)	(.015)
Redemption fees added to paid in capital D	.001	- I	- I	- I	- I
Net asset value, end of period	$ 8.84	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	(7.51)%	3.06%	4.19%	2.15%	.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.47% A	.48%	.49%	.58%	.67% A
Expenses net of fee waivers, if any	.47% A	.48%	.49%	.55%	.55% A
Expenses net of all reductions	.47% A	.48%	.49%	.55%	.55% A
Net investment income	5.38% A	5.14%	4.22%	2.38%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,742	$ 8,312	$ 1,987	$ 509	$ 376
Portfolio turnover rate F	7% A	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. A significant portion of the Fund's securities, including securities backed by subprime mortgage loans, are valued at period end by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 231,387
Unrealized depreciation	(52,434,496)
Net unrealized appreciation (depreciation)	$ (52,203,109)

Cost for federal income tax purposes	$ 519,459,374

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

4. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,202,148 and $432,156,242, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 9,238	$ 3,291
Class T	0%	.15%	3,249	59
			$ 12,487	$ 3,350

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class T	$ 336

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates- continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Ultra-Short Bond. For the period, the total transfer agent fees paid by each class to were as follows:

	Amount	% of Average Net Assets*
Class A	$ 9,813.16
Class T	3,904.18
Ultra-Short Bond	333,451.10
Institutional Class	2,525.12
	$ 349,693

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,154 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $6,606. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Ultra-Short Bond	$ 2,713

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net investment income
Class A	$ 309,995	$ 470,241
Class T	108,843	210,443
Ultra-Short Bond	17,553,676	50,639,843
Institutional Class	106,990	305,200
Total	$ 18,079,504	$ 51,625,727

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	552,123	1,247,732	$ 5,086,452	$ 12,475,671
Reinvestment of distributions	16,862	37,250	155,418	371,847
Shares redeemed	(1,037,296)	(340,215)	(9,473,749)	(3,395,610)
Net increase (decrease)	(468,311)	944,767	$ (4,231,879)	$ 9,451,908
Class T
Shares sold	297,592	388,444	$ 2,772,462	$ 3,878,571
Reinvestment of distributions	10,681	19,812	98,734	197,787
Shares redeemed	(396,372)	(378,796)	(3,707,319)	(3,788,237)
Net increase (decrease)	(88,099)	29,460	$ (836,123)	$ 288,121
Ultra-Short Bond
Shares sold	8,949,905	59,380,876	$ 83,476,865	$ 593,653,669
Reinvestment of distributions	1,751,133	4,599,590	16,209,512	45,902,034
Shares redeemed	(57,718,177)	(49,556,665)	(538,161,858)	(494,187,803)
Net increase (decrease)	(47,017,139)	14,423,801	$ (438,475,481)	$ 145,367,900
Institutional Class
Shares sold	49,164	970,636	$ 460,296	$ 9,707,468
Reinvestment of distributions	4,734	8,301	43,742	82,674
Shares redeemed	(703,797)	(330,344)	(6,594,262)	(3,294,058)
Net increase (decrease)	(649,899)	648,593	$ (6,090,224)	$ 6,496,084

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

ULB-USAN-0308
1.789738.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Ultra-Short Bond
Fund - Class A and Class T

Semiannual Report

January 31, 2008

Class A and Class T
are classes of
Fidelity® Ultra-Short Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 923.10	$ 3.19
HypotheticalA	$ 1,000.00	$ 1,021.82	$ 3.35
Class T
Actual	$ 1,000.00	$ 923.00	$ 3.29
HypotheticalA	$ 1,000.00	$ 1,021.72	$ 3.46
Ultra-Short Bond
Actual	$ 1,000.00	$ 925.10	$ 2.18
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 924.90	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.77	$ 2.39

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.66%
Class T	.68%
Ultra-Short Bond	.45%
Institutional Class	.47%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of January 31, 2008 *	As of July 31, 2007 **
U.S. Government and U.S. Government Agency Obligations 1.4%	U.S. Government and U.S. Government Agency Obligations 11.7%
AAA 27.8%	AAA 30.3%
AA 13.2%	AA 13.9%
A 13.1%	A 12.2%
BBB 18.1%	BBB 22.4%
BB and Below 0.1%	BB and Below 0.3%
Not Rated 0.9%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 25.4%	Short-Term Investments and Net Other Assets 7.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Weighted Average Maturity as of January 31, 2008
6 months ago
Years	1.6	2.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2008
6 months ago
Years	0.5	0.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Corporate Bonds 11.0%		Corporate Bonds 15.8%
	U.S. Government and U.S. Government Agency Obligations 1.4%		U.S. Government and U.S. Government Agency Obligations 11.7%
	Asset-Backed Securities 32.6%		Asset-Backed Securities 39.3%
	CMOs and Other Mortgage Related Securities 29.6%		CMOs and Other Mortgage Related Securities 26.0%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 25.4%		Short-Term Investments and Net Other Assets 7.1%
* Foreign investments	14.5%	** Foreign investments	16.0%
* Futures and Swaps	27.0%	** Futures and Swaps	16.6%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp.:
5.4613% 3/13/09 (d)	$ 1,685,000	$ 1,676,824
5.5413% 3/13/09 (d)	1,800,000	1,788,192
		3,465,016
Media - 0.7%
Continental Cablevision, Inc. 9% 9/1/08	1,100,000	1,122,146
Viacom, Inc. 5.3406% 6/16/09 (d)	2,000,000	1,984,994
		3,107,140
TOTAL CONSUMER DISCRETIONARY		6,572,156
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
CVS Caremark Corp. 5.4238% 6/1/10 (d)	2,200,000	2,149,173
ENERGY - 1.1%
Energy Equipment & Services - 0.5%
Transocean, Inc. 5.3406% 9/5/08 (d)	2,400,000	2,391,934
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.:
3.25% 5/1/08	850,000	848,731
5.3906% 9/15/09 (d)	2,045,000	1,998,452
		2,847,183
TOTAL ENERGY		5,239,117
FINANCIALS - 4.8%
Capital Markets - 0.9%
Bear Stearns Companies, Inc. 4.3263% 7/19/10 (d)	2,000,000	1,831,254
Lehman Brothers Holdings E-Capital Trust I 5.685% 8/19/65 (d)	1,205,000	951,651
Lehman Brothers Holdings, Inc. 5.17% 5/25/10 (d)	1,500,000	1,446,792
		4,229,697
Commercial Banks - 1.5%
Barclays Bank PLC 5.23% 5/25/15 (d)	825,000	804,818
DBS Bank Ltd. (Singapore) 5.0975% 5/16/17 (a)(d)	2,000,000	1,890,000
HBOS plc 5.14% 2/6/14 (d)	305,000	299,509
HSBC Holdings PLC 4.8463% 10/6/16 (d)	500,000	479,452
ING Bank NV 4.6269% 10/14/14 (d)	440,000	428,710
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Manufacturers & Traders Trust Co. 3.85% 4/1/13 (a)(d)	$ 520,000	$ 520,185
PNC Funding Corp. 3.3838% 1/31/12 (d)	2,400,000	2,330,695
Sovereign Bank 4.375% 8/1/13 (b)(d)	500,000	499,799
		7,253,168
Consumer Finance - 1.1%
Capital One Financial Corp. 5.4263% 9/10/09 (d)	2,260,000	2,107,798
MBNA Capital I 8.278% 12/1/26	810,000	843,080
SLM Corp. 3.9444% 4/18/08 (a)(d)	2,500,000	2,482,055
		5,432,933
Real Estate Investment Trusts - 0.4%
iStar Financial, Inc. 5.4963% 3/9/10 (d)	2,000,000	1,780,628
Thrifts & Mortgage Finance - 0.9%
Capmark Financial Group, Inc. 5.5294% 5/10/10 (a)(d)	2,000,000	1,561,240
Independence Community Bank Corp. 3.5% 6/20/13 (d)	735,000	730,629
Washington Mutual, Inc. 5.17% 8/24/09 (d)	2,250,000	2,070,257
		4,362,126
TOTAL FINANCIALS		23,058,552
INFORMATION TECHNOLOGY - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
National Semiconductor Corp. 5.2406% 6/15/10 (d)	1,710,000	1,661,528
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Telecom Italia Capital SA 4.5613% 7/18/11 (d)	2,750,000	2,637,696
Telefonos de Mexico SA de CV 4.5% 11/19/08	695,000	694,166
		3,331,862
UTILITIES - 0.8%
Electric Utilities - 0.2%
Commonwealth Edison Co. 3.7% 2/1/08	1,125,000	1,125,000
Gas Utilities - 0.2%
NiSource Finance Corp. 5.585% 11/23/09 (d)	845,000	824,367
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 0.4%
Sempra Energy 4.75% 5/15/09	$ 2,000,000	$ 2,025,442
TOTAL UTILITIES		3,974,809
TOTAL NONCONVERTIBLE BONDS (Cost $47,967,566)		45,987,197
Asset-Backed Securities - 28.4%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.6763% 7/25/34 (d)(g)	223,892	202,734
Series 2004-4 Class A2D, 3.7263% 1/25/35 (d)(g)	75,094	68,430
Series 2005-1 Class M1, 3.8463% 4/25/35 (d)(g)	1,545,000	1,385,239
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1:
Class M1, 4.0263% 11/25/33 (d)(g)	113,099	98,588
Class M2, 5.0763% 11/25/33 (d)(g)	41,062	37,964
Series 2003-HS1:
Class M1, 4.1263% 6/25/33 (d)(g)	14,560	13,413
Class M2, 5.1263% 6/25/33 (d)(g)	50,000	45,869
Series 2003-NC1 Class M1, 4.1563% 7/25/33 (d)(g)	100,000	88,980
Series 2004-HE1 Class M1, 3.8763% 2/25/34 (d)(g)	75,299	66,263
Series 2005-HE2 Class M3, 3.8563% 4/25/35 (d)(g)	145,000	125,415
Series 2005-SD1 Class A1, 3.7763% 11/25/50 (d)(g)	56,328	51,707
Series 2006-HE2:
Class A2C, 3.5363% 5/25/36 (d)(g)	995,000	889,126
Class M3, 3.7163% 5/25/36 (d)(g)	240,000	80,064
Class M4, 3.7763% 5/25/36 (d)(g)	200,000	50,000
Class M5, 3.8163% 5/25/36 (d)(g)	295,000	32,539
Advanta Business Card Master Trust:
Series 2004-C1 Class C, 4.9844% 9/20/13 (d)	340,000	298,792
Series 2006-C1 Class C1, 4.4144% 10/20/14 (d)	490,000	362,159
Series 2007-B1 Class B, 4.1844% 12/22/14 (d)	1,725,000	1,367,580
Aesop Funding II LLC Series 2005-1A Class A2, 3.9944% 4/20/09 (a)(d)	600,000	600,146
American Express Credit Account Master Trust Series 2004-C Class C, 4.7363% 2/15/12 (a)(d)	310,739	310,319
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,510,158
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 4.7263% 2/25/33 (d)(g)	449,680	411,228
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2004-R11 Class M1, 4.0363% 11/25/34 (d)(g)	$ 560,000	$ 505,764
Series 2004-R2:
Class M1, 3.8063% 4/25/34 (d)(g)	85,000	79,509
Class M2, 3.8563% 4/25/34 (d)(g)	75,000	70,539
Series 2004-R8 Class M9, 6.1263% 9/25/34 (d)(g)	517,479	265,208
Series 2004-R9 Class M2, 4.0263% 10/25/34 (d)(g)	720,000	636,018
Series 2005-R1:
Class M1, 3.8263% 3/25/35 (d)(g)	770,000	695,044
Class M2, 3.8563% 3/25/35 (d)(g)	260,000	231,497
Series 2005-R2 Class M1, 3.8263% 4/25/35 (d)(g)	1,700,000	1,519,654
Series 2006-M3:
Class M7, 4.2263% 10/25/36 (d)(g)	705,000	42,009
Class M9, 5.3763% 10/25/36 (d)(g)	450,000	28,225
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 4.4763% 1/25/32 (d)(g)	20,448	4,102
ARG Funding Corp.:
Series 2005-1A Class A2, 4.0344% 4/20/09 (a)(d)	750,000	749,551
Series 2005-2A Class A2, 4.0444% 5/20/09 (a)(d)	533,333	533,011
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.665% 9/25/33 (d)(g)	659,285	544,748
Series 2004-W5 Class M1, 3.9763% 4/25/34 (d)(g)	1,420,000	1,253,600
Series 2004-W7:
Class M1, 3.9263% 5/25/34 (d)(g)	305,000	265,774
Class M2, 3.9763% 5/25/34 (d)(g)	250,000	221,008
Series 2006-W4:
Class A2C, 3.5363% 5/25/36 (d)(g)	1,200,000	1,018,313
Class M3, 3.7163% 5/25/36 (d)(g)	1,010,000	340,749
Arran Funding Ltd. Series 2005-A Class C, 4.5563% 12/15/10 (d)	3,235,000	3,142,479
Asset Backed Funding Corp. Series 2006-OPT2 Class C7, 3.5263% 10/25/36 (d)(g)	780,000	667,753
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 5.5863% 4/15/33 (d)(g)	1,043,615	954,699
Series 2003-HE6 Class M1, 4.0263% 11/25/33 (d) (g)	215,000	190,130
Series 2004-HE6 Class A2, 3.7363% 6/25/34 (d)(g)	261,521	248,078
Series 2005-HE1 Class M1, 3.8763% 3/25/35 (d)(g)	502,052	409,442
Series 2005-HE2:
Class M1, 3.8263% 3/25/35 (d)(g)	1,006,478	885,700
Class M2, 3.8763% 3/25/35 (d)(g)	275,000	248,805
Bank of America Credit Card Master Trust Series 2007-C2 Class C2, 4.5063% 9/17/12 (d)	1,145,000	1,075,744
Asset-Backed Securities - continued
	Principal Amount	Value
Bank One Issuance Trust Series 2004-C1 Class C1, 4.7363% 11/15/11 (d)	$ 25,000	$ 24,402
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.915% 5/28/44 (d)(g)	306,389	288,149
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.96% 2/28/44 (d)(g)	155,751	144,653
Bear Stearns Asset Backed Securities I Trust:
Series 2004-BO1:
Class M2, 4.1263% 9/25/34 (d)(g)	390,000	265,969
Class M3, 4.4263% 9/25/34 (d)(g)	265,000	167,262
Class M4, 4.5763% 9/25/34 (d)(g)	225,000	118,031
Series 2004-HE9 Class M2, 4.5763% 11/25/34 (d) (g)	490,000	389,893
Series 2005-HE2:
Class M1, 3.8763% 2/25/35 (d)(g)	596,721	497,077
Class M2, 4.1263% 2/25/35 (d)(g)	330,000	227,700
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 4.6113% 6/15/10 (d)	850,000	847,211
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 4.7663% 9/15/11 (d)	1,125,000	1,116,777
Series 2004-B1 Class B1, 4.6763% 11/15/11 (d)	1,180,000	1,165,440
Capital Trust Ltd. Series 2004-1:
Class A2, 4.3844% 7/20/39 (a)(d)	265,000	212,000
Class B, 4.6844% 7/20/39 (a)(d)	140,000	105,000
Class C, 5.0344% 7/20/39 (a)(d)	180,000	108,000
Carrington Mortgage Loan Trust:
Series 2006-FRE1:
Class M7, 4.3263% 7/25/36 (d)(g)	445,000	44,500
Class M9, 5.2763% 7/25/36 (d)(g)	285,000	25,559
Series 2006-NC3 Class M10, 5.3763% 8/25/36 (a)(d)(g)	125,000	16,250
Series 2007-RFC1 Class A3, 3.5163% 12/25/36 (d) (g)	1,000,000	791,875
CDC Mortgage Capital Trust Series 2003-HE3 Class M1, 4.0763% 11/25/33 (d) (g)	91,792	65,228
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.1288% 5/20/17 (a)(d)	402,745	367,222
Chase Issuance Trust Series 2004-C3 Class C3, 4.7063% 6/15/12 (d)	1,645,000	1,588,197
CIT Equipment Collateral Trust Series 2005-VT1:
Class C, 4.18% 11/20/12	167,331	167,292
Class D, 4.51% 11/20/12	209,796	209,626
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a) (g)	213,182	44,768
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.8063% 5/25/33 (d) (g)	19,052	17,903
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-BC1 Class M2, 7.0553% 9/25/32 (d) (g)	$ 186,791	$ 176,880
Series 2004-2 Class M1, 3.8763% 5/25/34 (d) (g)	375,000	329,968
Series 2004-3:
Class 3A4, 3.6263% 8/25/34 (d) (g)	1,273,720	1,167,046
Class M1, 3.8763% 6/25/34 (d) (g)	100,000	88,566
Series 2004-4 Class M2, 3.9063% 6/25/34 (d) (g)	276,165	230,872
Series 2005-1:
Class 1AV2, 3.5763% 7/25/35 (d) (g)	187,009	174,503
Class MV1, 3.7763% 7/25/35 (d) (g)	435,000	414,451
Class MV2, 3.8163% 7/25/35 (d) (g)	525,000	496,943
Series 2005-AB1 Class A2, 3.5863% 8/25/35 (d) (g)	1,017,367	975,559
CPS Auto Receivables Trust:
Series 2006-B Class A2, 5.71% 6/15/16 (a)	412,489	412,811
Series 2006-C Class A2, 5.31% 3/15/10 (a)	628,173	622,017
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.5663% 5/16/11 (d)	550,000	544,246
Series 2005-1 Class B, 4.3863% 9/16/10 (d)	1,580,000	1,579,897
Series 2005-3 Class B, 4.4263% 5/15/11 (d)	1,000,000	988,153
Series 2006-2 Class B1, 5.1475% 1/17/12 (d)	2,000,000	1,949,160
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (a)	613,764	610,119
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 5.0331% 5/28/35 (d)	80,751	78,707
Class AB3, 3.677% 5/28/35 (d)	32,052	30,661
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 4.8263% 8/25/34 (d) (g)	1,500,000	1,226,622
Series 2006-2:
Class 2A2, 3.5463% 7/25/36 (d) (g)	880,000	750,475
Class M1, 3.6863% 7/25/36 (d) (g)	1,765,000	762,815
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 4.2013% 3/25/34 (d) (g)	23,998	19,880
Class M4, 4.7263% 3/25/34 (d) (g)	4,728	4,177
Series 2004-FF8 Class M3, 4.3263% 10/25/34 (d) (g)	1,760,000	1,442,785
Series 2006-FF14 Class A5, 3.5363% 10/25/36 (d) (g)	990,000	756,731
Series 2007-FF1 Class M1, 3.6063% 1/25/38 (d) (g)	375,000	141,563
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	440,703	436,326
Ford Credit Floorplan Master Owner Trust:
Series 2005-1 Class B, 4.6763% 5/15/10 (d)	1,110,000	1,110,213
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust: - continued
Series 2006-3:
Class A, 4.4163% 6/15/11 (d)	$ 990,000	$ 970,132
Class B, 4.6863% 6/15/11 (d)	1,405,000	1,362,995
Fosse Master Issuer PLC Series 2007-1A Class C2, 4.5013% 10/18/54 (a)(d)	460,000	416,912
Franklin Auto Trust Series 2006-1 Class A2, 5.2% 10/20/09	52,852	52,913
Fremont Home Loan Trust:
Series 2003-B Class M6, 7.8763% 12/25/33 (d) (g)	196,854	94,370
Series 2004-B Class M1, 3.9563% 5/25/34 (d) (g)	205,000	183,045
Series 2004-C Class M1, 4.0263% 8/25/34 (d) (g)	540,000	473,278
Series 2005-A:
Class M1, 3.8063% 1/25/35 (d) (g)	225,000	207,374
Class M2, 3.8363% 1/25/35 (d) (g)	325,000	306,220
Class M3, 3.8663% 1/25/35 (d) (g)	175,000	161,855
Class M4, 4.0563% 1/25/35 (d) (g)	125,000	109,833
Series 2006-A:
Class M3, 3.7563% 5/25/36 (d) (g)	455,000	107,016
Class M4, 3.7763% 5/25/36 (d) (g)	685,000	63,568
Class M5, 3.8763% 5/25/36 (d) (g)	365,000	21,743
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.885% 9/25/30 (a) (d)	960,000	970,724
GE Business Loan Trust Series 2003-1 Class A, 4.6663% 4/15/31 (a)(d)	146,130	142,477
GE Capital Credit Card Master Note Trust:
Series 2005-2 Class B, 4.4363% 6/15/11 (d)	925,000	923,813
Series 2006-1:
Class B, 4.3463% 9/17/12 (d)	585,000	568,381
Class C, 4.4763% 9/17/12 (d)	455,000	436,134
GE Equipment Midticket LLC Series 2006-1 Class A2, 5.1% 5/15/09	376,911	377,624
Gracechurch Card Funding PLC:
Series 11 Class C, 4.5163% 11/15/10 (d)	2,490,000	2,398,717
Series 8 Class C, 4.5663% 6/15/10 (d)	2,650,000	2,604,129
Series 9:
Class B, 4.3863% 9/15/10 (d)	485,000	474,999
Class C, 4.5463% 9/15/10 (d)	1,800,000	1,748,304
GSAMP Trust:
Series 2002-NC1 Class A2, 4.0163% 7/25/32 (d) (g)	2,606	1,924
Series 2003-FM1 Class M1, 5.1644% 3/20/33 (d) (g)	490,778	434,343
Series 2004-FM1:
Class M1, 4.3513% 11/25/33 (d) (g)	168,544	148,354
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2004-FM1:
Class M2, 5.4763% 11/25/33 (d) (g)	$ 54,212	$ 49,399
Series 2004-FM2 Class M1, 4.1263% 1/25/34 (d) (g)	203,702	181,597
Series 2004-HE1:
Class M1, 3.9263% 5/25/34 (d) (g)	289,483	251,574
Class M2, 4.5263% 5/25/34 (d) (g)	140,799	120,895
Series 2006-HE5 Class M7, 4.2063% 8/25/36 (d) (g)	1,495,000	152,128
Series 2006-NC2 Class M4, 3.7263% 6/25/36 (d) (g)	1,541,000	203,874
Series 2007-HE1 Class M1, 3.6263% 3/25/47 (d) (g)	335,000	141,437
Series 2007-NC1 Class M7, 4.3263% 12/25/46 (d) (g)	3,390,000	253,384
GSR Mortgage Loan Trust:
Series 2005-6 Class A2, 3.5863% 6/25/35 (d)	1,800,000	1,765,453
Series 2005-9 Class 2A1, 3.4963% 8/25/35 (d)	224,000	223,889
Series 2005-HE2 Class M, 3.8063% 3/25/35 (d) (g)	1,207,506	1,056,937
Series 2005-MTR1 Class A1, 3.5163% 10/25/35 (d)	486,906	483,703
Series 2005-NC1 Class M1, 3.8263% 2/25/35 (d) (g)	1,162,823	1,004,960
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 4.4563% 5/25/30 (a) (d)	650,741	501,070
Series 2006-3:
Class B, 3.7763% 9/25/46 (a)(d)	450,000	387,000
Class C, 3.9263% 9/25/46 (a)(d)	1,150,000	920,000
Holmes Master Issuer PLC Series 2007-2A Class 1C, 4.4875% 7/15/40 (d)	1,640,000	1,599,000
Home Equity Asset Trust:
Series 2002-3 Class A5, 4.2563% 2/25/33 (d) (g)	14	14
Series 2003-1 Class M1, 4.8763% 6/25/33 (d) (g)	524,845	481,447
Series 2003-3 Class M1, 4.6663% 8/25/33 (d) (g)	320,568	293,543
Series 2003-4 Class M1, 4.5763% 10/25/33 (d) (g)	96,601	75,349
Series 2003-5:
Class A2, 3.7263% 12/25/33 (d) (g)	10,566	7,436
Class M1, 4.0763% 12/25/33 (d) (g)	154,784	144,124
Class M2, 5.1063% 12/25/33 (d) (g)	13,397	11,511
Series 2003-7:
Class A2, 3.7563% 3/25/34 (d)(g)	2,079	2,080
Class M1, 4.0263% 3/25/34 (d)(g)	795,000	689,964
Series 2003-8 Class M1, 4.4563% 4/25/34 (d) (g)	192,210	165,598
Series 2005-1 Class M1, 3.8063% 5/25/35 (d) (g)	1,270,000	1,183,012
Series 2005-2:
Class 2A2, 3.5763% 7/25/35 (d) (g)	13,151	12,944
Class M1, 3.8263% 7/25/35 (d) (g)	890,000	741,692
Series 2007-3 Class 2A3, 3.6163% 8/25/37 (d) (g)	2,015,000	1,568,553
Household Home Equity Loan Trust Series 2004-1 Class M, 4.4788% 9/20/33 (d) (g)	85,127	82,772
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 4.4188% 1/20/35 (d) (g)	$ 160,927	$ 143,147
Class M2, 4.4488% 1/20/35 (d) (g)	119,801	104,374
Series 2005-3:
Class A1, 4.2188% 1/20/35 (d) (g)	368,443	337,702
Class M1, 4.3788% 1/20/35 (d) (g)	216,353	192,920
Series 2006-2:
Class M1, 4.5063% 3/20/36 (d) (g)	540,113	292,093
Class M2, 4.5263% 3/20/36 (d) (g)	891,667	456,177
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class M1, 3.6763% 1/25/37 (d) (g)	1,025,000	494,050
IXIS Real Estate Capital Trust Series 2005-HE1 Class M1, 3.8463% 6/25/35 (d) (g)	492,536	430,336
Keycorp Student Loan Trust Series 1999-A Class A2, 5.53% 12/27/09 (d)	163,207	163,965
Long Beach Auto Receivables Trust Series 2006-B Class A2, 5.34% 11/15/09	276,876	277,025
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 4.6063% 6/25/33 (d) (g)	423,002	384,786
Series 2003-3 Class M1, 4.1263% 7/25/33 (d) (g)	337,423	253,068
Series 2005-1 Class M2, 3.9063% 2/25/35 (d) (g)	1,410,000	1,267,452
Series 2005-WL1 Class M2, 3.9263% 6/25/35 (d) (g)	660,000	583,440
Series 2006-6 Class M4, 3.7363% 7/25/36 (d) (g)	425,000	27,625
Series 2006-7 Class M10, 5.8763% 8/25/36 (d) (g)	675,000	44,900
MASTR Asset Backed Securities Trust Series 2004-HE1 Class M1, 4.0263% 9/25/34 (d) (g)	685,000	614,859
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 4.6263% 10/15/10 (d)	125,000	125,100
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.5725% 9/15/10 (d)	200,000	200,485
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 4.2013% 7/25/34 (d) (g)	3,764	2,237
Merrill Lynch Mortgage Investors Trust:
Series 2004-FM1 Class M2, 4.5263% 1/25/35 (d) (g)	51,018	45,111
Series 2004-HE2 Class A1B, 3.8463% 8/25/35 (d) (g)	39,863	34,968
Series 2006-FM1 Class A2B, 3.4863% 4/25/37 (d) (g)	1,055,000	994,502
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 5.0263% 12/27/32 (d) (g)	94,285	86,725
Series 2003-NC10 Class M1, 4.3963% 10/25/33 (d) (g)	792,708	704,205
Series 2003-NC8 Class M1, 4.4263% 9/25/33 (d) (g)	119,992	107,573
Series 2004-HE6 Class A2, 3.7163% 8/25/34 (d) (g)	65,756	59,476
Series 2004-NC2 Class M1, 3.9263% 12/25/33 (d) (g)	347,703	299,220
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-1 Class M2, 3.8463% 12/25/34 (d) (g)	$ 570,000	$ 512,787
Series 2005-HE1:
Class M1, 3.8263% 12/25/34 (d) (g)	150,000	124,853
Class M2, 3.8463% 12/25/34 (d) (g)	385,000	331,226
Series 2005-HE2:
Class M1, 3.7763% 1/25/35 (d) (g)	370,000	309,283
Class M2, 3.8163% 1/25/35 (d) (g)	265,000	231,489
Series 2005-NC1:
Class M1, 3.8163% 1/25/35 (d) (g)	325,000	272,929
Class M2, 3.8463% 1/25/35 (d) (g)	325,000	283,951
Class M3, 3.8863% 1/25/35 (d) (g)	325,000	281,750
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC1 Class M2, 4.9813% 10/25/31 (d) (g)	7,003	5,791
Series 2001-NC4 Class M1, 4.8763% 1/25/32 (d) (g)	11,106	10,529
Series 2002-AM3 Class A3, 4.3563% 2/25/33 (d) (g)	14,114	11,918
Series 2002-NC3 Class M1, 4.4563% 8/25/32 (d) (g)	92,830	85,118
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 3.4863% 2/25/13 (d)	2,050,000	1,982,956
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 3.8263% 3/25/35 (d) (g)	595,000	490,059
Class M2, 3.8563% 3/25/35 (d) (g)	595,000	516,429
Class M3, 3.8963% 3/25/35 (d) (g)	290,000	250,945
Nomura Home Equity Loan Trust Series 2006-HE3:
Class M7, 4.1763% 7/25/36 (d) (g)	485,000	42,283
Class M8, 4.3263% 7/25/36 (d) (g)	340,000	22,361
Class M9, 5.2263% 7/25/36 (d) (g)	490,000	29,792
NovaStar Mortgage Funding Trust:
Series 2003-3 Class A3, 3.8263% 12/25/33 (d) (g)	41,604	36,986
Series 2007-1 Class A2C, 3.5563% 3/25/37 (d) (g)	805,000	631,120
Ocala Funding LLC Series 2006-1A Class A, 5.3344% 3/20/11 (a) (d)	965,000	778,031
Option One Mortgage Loan Trust Series 2003-6 Class M1, 4.0263% 11/25/33 (d) (g)	960,358	835,031
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.0063% 9/25/34 (d) (g)	815,000	781,912
Class M2, 4.0563% 9/25/34 (d) (g)	160,000	138,215
Class M3, 4.6263% 9/25/34 (d) (g)	310,000	252,733
Class M4, 4.8263% 9/25/34 (d) (g)	435,000	176,610
Series 2004-WWF1:
Class A5, 3.8463% 1/25/35 (d) (g)	3	2
Class M4, 4.4763% 1/25/35 (d) (g)	945,000	838,627
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M2, 3.8963% 1/25/35 (d) (g)	$ 1,130,000	$ 997,564
Class M3, 3.9363% 1/25/35 (d) (g)	425,000	366,520
Class M5, 4.2563% 1/25/35 (d) (g)	400,000	315,418
Series 2005-WHQ1 Class M7, 4.6263% 3/25/35 (d) (g)	910,000	341,182
Providian Master Note Trust:
Series 2005-2 Class C2, 4.7363% 11/15/12 (a) (d)	2,160,000	2,026,253
Series 2006-C1A Class C1, 5.5775% 3/16/15 (a) (d)	2,465,000	2,038,536
Residential Asset Mortgage Products, Inc.:
Series 2004-RS6 Class 2M3, 4.8263% 6/25/34 (d) (g)	77,554	31,797
Series 2005-SP2 Class 1A1, 3.5263% 5/25/44 (d) (g)	22,908	22,530
Series 2007-RZ1 Class A2, 3.5363% 2/25/37 (d)	1,200,000	1,018,452
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 4.1763% 4/25/33 (d) (g)	1,451	1,308
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.1713% 3/25/35 (d) (g)	640,000	563,833
Series 2007-1 Class A2C, 3.5263% 2/25/37 (d) (g)	1,000,000	836,719
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A2, 4.0844% 5/20/18 (a) (d)	1,679,015	1,590,244
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 4.4163% 8/15/11 (a) (d)	1,140,000	1,079,911
Class C, 4.6163% 8/15/11 (a) (d)	520,000	484,879
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M1, 4.0263% 8/25/34 (d) (g)	1,000,000	944,000
Series 2003-BC4 Class M1, 3.9763% 11/25/34 (d) (g)	260,000	223,365
Structured Asset Corp. Trust Series 2006-BC6 Class A4, 3.5463% 1/25/37 (d) (g)	1,215,000	974,278
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 4.0763% 8/25/33 (d) (g)	1,135,000	1,060,493
Series 2004-8 Class M5, 4.5263% 9/25/34 (d) (g)	290,000	260,710
Series 2005-1 Class M4, 4.1363% 2/25/35 (a) (d) (g)	485,000	363,006
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.7363% 2/25/34 (d) (g)	25,222	20,304
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 4.3363% 9/15/11 (d)	2,735,000	2,649,665
Class B, 4.5163% 9/15/11 (d)	1,625,000	1,381,250
Series 2007-AE1:
Class A, 5.1275% 1/15/12 (d)	400,000	385,838
Class B, 5.3275% 1/15/12 (d)	335,000	321,313
Class C, 5.6275% 1/15/12 (d)	420,000	294,000
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 4.6863% 3/15/11 (a) (d)	$ 675,000	$ 656,223
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 5.4363% 6/15/10 (d)	980,000	907,724
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 5.1275% 6/15/12 (d)	1,015,000	998,243
Class B, 5.2475% 6/15/12 (d)	790,000	763,361
Class C, 5.5275% 6/15/12 (d)	470,000	449,161
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.8063% 9/25/34 (d) (g)	21,802	20,607
Series 2003-6HE Class A1, 3.8463% 11/25/33 (d) (g)	17,086	15,735
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 4.5663% 5/16/11 (a)(d)	2,165,000	2,093,284
UPFC Auto Receivables Trust Series 2007-A Class A2, 5.46% 6/15/10	1,103,871	1,088,307
WaMu Master Note Trust:
Series 2006-A3A Class A3, 5.0575% 9/16/13 (a) (d)	3,025,000	2,979,244
Series 2007-C1 Class C1, 5.4275% 5/15/14 (a) (d)	1,595,000	1,378,989
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	72,027	71,980
Series 2004-4 Class D, 3.58% 5/17/12	74,195	73,994
Series 2005-1 Class D, 4.09% 8/15/12	121,816	122,053
Whinstone Capital Management Ltd. Series 1A Class B3, 5.9838% 10/25/44 (a)(d)	1,095,215	907,495
World Omni Auto Receivables Trust Series 2007-B Class A2B, 5.3475% 2/16/10 (d)	185,000	184,706
TOTAL ASSET-BACKED SECURITIES (Cost $164,646,091)		135,277,223
Collateralized Mortgage Obligations - 17.6%

Private Sponsor - 16.6%
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 3.5663% 5/25/46 (d)	881,824	828,160
Arkle Master Issuer PLC floater Series 2007-1A Class 1C, 5.165% 2/17/52 (a)(c)(d)	1,625,000	1,608,263
Banc of America Mortgage Securities, Inc. Series 2003-I Class 2A6, 4.1498% 10/25/33 (c)(d)	4,245,000	4,227,794
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0785% 8/25/35 (d)	1,312,429	1,286,914
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.6563% 1/25/35 (d)	842,473	819,837
Series 2005-2 Class 1A1, 3.6263% 3/25/35 (d)	498,261	491,305
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A3, 4.3775% 8/25/34 (d)	$ 1,958,270	$ 1,935,983
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.7763% 2/25/35 (d)	201,511	200,692
Series 2004-4 Class 5A2, 3.7763% 3/25/35 (d)	49,949	48,188
Series 2005-1 Class 5A2, 3.7063% 5/25/35 (d)	147,304	137,291
Series 2005-10 Class 5A2, 3.6963% 1/25/36 (d)	881,928	704,502
Series 2005-2:
Class 6A2, 3.6563% 6/25/35 (d)	50,504	48,159
Class 6M2, 3.8563% 6/25/35 (d)	1,375,000	1,313,672
Series 2005-3 Class 8A2, 3.6163% 7/25/35 (d)	648,734	633,941
Series 2005-5 Class 6A2, 3.6063% 9/25/35 (d)	530,823	491,639
Series 2005-8 Class 7A2, 3.6563% 11/25/35 (d)	396,788	386,710
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.7763% 3/25/34 (d)	5,488	5,439
Series 2004-AR3 Class 6A2, 3.7463% 4/25/34 (d)	4,352	4,211
Series 2004-AR5 Class 11A2, 3.7463% 6/25/34 (d)	23,582	23,253
Series 2004-AR6 Class 9A2, 3.7463% 10/25/34 (d)	34,813	34,390
Series 2004-AR7 Class 6A2, 3.7563% 8/25/34 (d)	66,624	64,042
Series 2004-AR8 Class 8A2, 3.7563% 9/25/34 (d)	37,512	34,510
CWALT, Inc. floater Series 2005-56 Class 3A1, 3.6663% 11/25/35 (d)	308,380	292,446
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 3.5363% 3/25/37 (d)	1,375,000	1,202,923
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 4.1263% 10/25/36 (d) (g)	1,205,000	87,578
Class M8, 4.3263% 10/25/36 (d) (g)	525,000	36,006
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 5.0275% 12/25/34 (d)	60,754	60,269
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 4.5125% 10/11/41 (a)(d)	1,621,206	1,583,027
Class CB, 4.7225% 10/11/41 (a)(d)	260,000	228,410
Class DB, 4.9125% 10/11/41 (a)(d)	1,060,000	850,544
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.4488% 12/20/54 (d)	1,610,000	1,440,789
Series 2005-4 Class A3, 5.0188% 12/20/54 (d)	1,354,621	1,346,357
Series 2006-1A:
Class A5, 5.0188% 12/20/54 (a)(d)	998,826	962,169
Class C2, 5.5488% 12/20/54 (a)(d)	1,545,000	927,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-3 Class C2, 4.4263% 12/20/54 (d)	$ 820,000	$ 492,000
Series 2006-4:
Class B1, 5.4288% 12/20/54 (d)	1,250,000	1,093,750
Class C1, 5.0963% 12/20/54 (d)	765,000	585,225
Class M1, 5.0988% 12/20/54 (d)	330,000	280,500
Series 2007-1:
Class 1C1, 5.3563% 12/20/54 (d)	555,000	424,076
Class 1M1, 5.036% 12/20/54 (d)	500,000	428,250
Class 2B1, 6.3138% 12/20/54 (d)	535,000	426,716
Class 2C1, 5.0463% 12/20/54 (d)	295,000	170,687
Class 2M1, 5.0763% 12/20/54 (d)	645,000	466,787
GSR Mortgage Loan Trust:
floater Series 2004-11 Class 2A1, 5.195% 12/20/34 (d)	506,028	477,240
Series 2006-AR2 Class 4A1, 5.8396% 4/25/36 (d)	2,957,473	2,990,806
Holmes Financing No. 10 PLC floater Series 10A:
Class 2A, 4.2875% 7/15/40 (a)(d)	1,040,000	1,039,874
Class 2C, 4.6075% 7/15/40 (a)(d)	886,364	877,996
Holmes Financing No. 9 PLC floater Class 2A, 4.3175% 7/15/13 (d)	2,780,000	2,757,732
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.8263% 10/25/34 (d)	323,199	316,935
HSI Asset Securitization Corp. Trust floater Series 2007-OPT1 Class M1, 3.6063% 12/25/36 (d) (g)	670,000	261,635
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.7463% 3/25/35 (d)	256,104	236,026
Series 2004-6 Class 1A2, 4.1563% 10/25/34 (d)	73,755	69,229
Series 2005-1:
Class M1, 3.8363% 4/25/35 (d)	136,174	120,099
Class M2, 3.8763% 4/25/35 (d)	240,812	208,056
Class M3, 3.9063% 4/25/35 (d)	58,769	48,932
Class M4, 4.1263% 4/25/35 (d)	35,835	18,097
Class M5, 4.1463% 4/25/35 (d)	35,835	17,380
Class M6, 4.1963% 4/25/35 (d)	55,902	25,995
Series 2005-2 Class 1A2, 3.6863% 4/25/35 (d)	601,910	558,159
Series 2005-4 Class 1B1, 4.6763% 5/25/35 (d)	238,079	105,648
Series 2005-7:
Class M1, 3.8563% 11/25/35 (d)	129,150	101,375
Class M2, 3.8963% 11/25/35 (d)	96,863	72,751
Class M3, 3.9963% 11/25/35 (d)	484,313	244,578
Class M4, 4.0363% 11/25/35 (d)	231,394	112,226
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7551% 11/25/33 (d)	$ 2,870,775	$ 2,832,252
Kildare Securities Ltd. floater Series 2007-1 Class A2, 5.2063% 12/10/43 (a)(d)	865,000	849,841
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.675% 9/26/45 (a)(d)	466,314	464,496
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 3.4563% 8/25/46 (d)	849,356	843,782
Series 2006-GP1 Class A1, 3.4213% 5/25/46 (d)	737,908	729,805
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 3.8663% 11/25/34 (d)	28,840	26,087
Class 2A1, 3.7563% 11/25/34 (d)	27,340	26,078
Class 2A2, 3.8163% 11/25/34 (d)	6,019	5,690
Series 2005-1 Class 1A1, 3.6463% 3/25/35 (d)	76,028	75,667
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2417% 8/25/17 (d)	358,461	376,086
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A:
Class 2A1, 3.7663% 3/25/28 (d)	69,241	66,922
Class 2A2, 5.8413% 3/25/28 (d)	24,729	23,825
Series 2003-B Class A1, 3.7163% 4/25/28 (d)	72,331	70,642
Series 2003-D Class A, 3.6863% 8/25/28 (d)	334,331	329,707
Series 2003-E Class A2, 5.7613% 10/25/28 (d)	126,434	120,749
Series 2003-F Class A2, 5.7713% 10/25/28 (d)	131,316	128,318
Series 2004-A Class A2, 5.345% 4/25/29 (d)	173,712	171,037
Series 2004-B Class A2, 5.65% 6/25/29 (d)	147,937	145,201
Series 2004-C Class A2, 5.68% 7/25/29 (d)	206,909	206,233
Series 2004-D Class A2, 5.455% 9/25/29 (d)	224,825	209,861
Series 2004-E Class A2D, 5.645% 11/25/29 (d)	262,337	261,685
Series 2004-G Class A2, 5.0275% 11/25/29 (d)	83,205	77,473
Series 2005-A Class A2, 5.6813% 2/25/30 (d)	238,439	234,152
Series 2005-B Class A2, 5.085% 7/25/30 (d)	228,258	225,099
Series 2006-MLN1 Class M4, 3.7363% 7/25/37 (d) (g)	1,015,000	107,819
MortgageIT Trust floater Series 2004-2:
Class A1, 3.7463% 12/25/34 (d)	290,163	277,402
Class A2, 3.8263% 12/25/34 (d)	391,936	372,408
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 3.6663% 7/25/35 (d)	1,200,269	963,576
Series 2005-5 Class 1A1B, 3.5763% 12/25/35 (d)	920,000	896,001
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 3.6763% 3/25/37 (d)(g)	980,000	521,360
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.3263% 9/10/33 (d)	$ 2,495,000	$ 2,492,463
Permanent Financing No. 5 PLC floater Series 3 Class C, 5.9463% 6/10/42 (d)	1,030,000	993,950
Permanent Financing No. 8 PLC floater:
Class 2A, 5.2163% 6/10/14 (d)	2,945,000	2,943,878
Class 3C, 5.6663% 6/10/42 (d)	910,000	818,818
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 4.66% 7/17/42 (d)	2,645,000	2,451,688
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8478% 10/25/35 (d)	792,209	785,311
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 3.4763% 9/25/46 (d)	1,585,193	1,540,114
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	142,083	145,932
Series 2004-SL2 Class A1, 6.5% 10/25/16	42,197	44,104
Series 2005-AR5 Class 1A1, 4.7924% 9/19/35 (d)	394,356	392,423
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 3.8263% 6/25/33 (a) (d) (g)	64,028	51,242
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (d)	121,046	121,026
Series 2004-1 Class A, 5.6825% 2/20/34 (d)	88,563	87,309
Series 2004-10 Class A4, 5.7006% 11/20/34 (d)	223,326	221,899
Series 2004-12 Class 1A2, 5.69% 1/20/35 (d)	419,577	407,784
Series 2004-4 Class A, 5.6206% 5/20/34 (d)	279,973	278,074
Series 2004-5 Class A3, 4.53% 6/20/34 (d)	110,018	109,606
Series 2004-6:
Class A3A, 5.6975% 6/20/35 (d)	109,759	105,045
Class A3B, 5.84% 7/20/34 (d)	219,517	205,653
Series 2004-7:
Class A3A, 5.7038% 8/20/34 (d)	146,726	139,133
Class A3B, 5.9288% 7/20/34 (d)	284,904	263,495
Series 2004-8 Class A2, 5.755% 9/20/34 (d)	433,893	430,042
Series 2005-1 Class A2, 5.6325% 2/20/35 (d)	249,291	241,304
Series 2005-2 Class A2, 5.6288% 3/20/35 (d)	394,886	391,004
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 4.1763% 9/25/36 (d) (g)	330,000	34,650
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 3.7763% 9/25/33 (a) (d)	72,424	70,569
Series 2005-AR1 Class B1, 5.3763% 9/25/35 (a) (d) (g)	1,155,000	92,400
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Structured Asset Securities Corp. floater: - continued
Series 2007-GEL1 Class A2, 3.5663% 1/25/37 (a)(d) (g)	$ 1,000,000	$ 775,625
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 3.5313% 9/25/36 (d)	2,255,000	2,219,855
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 3.7463% 9/25/34 (d)	1,089,506	1,069,583
Series 2005-3 Class A4, 3.6463% 10/25/35 (d)	1,940,396	1,935,810
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 3.4563% 9/25/46 (d)	366,253	363,537
sequential payer:
Series 2002-S6 Class A25, 6% 10/25/32	82,583	82,857
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	41,454	44,336
Series 2003-AR10 Class A7, 4.0558% 10/25/33 (d)	690,000	678,104
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1092% 6/25/35 (d)	3,817,861	3,789,018
Series 2005-AR12 Class 2A1, 4.3226% 7/25/35 (d)	1,204,724	1,200,733
TOTAL PRIVATE SPONSOR		79,032,801
U.S. Government Agency - 1.0%
Fannie Mae:
floater Series 2002-89 Class F, 3.6763% 1/25/33 (d)	73,346	73,129
planned amortization class Series 1993-207 Class G, 6.15% 4/25/23	157,925	158,307
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 4.3563% 8/25/31 (d)	662,129	674,046
Series 2002-36 Class FT, 3.8763% 6/25/32 (d)	101,968	102,106
Series 2002-60 Class FV, 4.3763% 4/25/32 (d)	244,713	249,301
Series 2002-64 Class FE, 4.3394% 10/18/32 (d)	50,594	50,607
Series 2002-74 Class FV, 3.8263% 11/25/32 (d)	65,629	65,714
Series 2002-75 Class FA, 4.3763% 11/25/32 (d)	501,292	510,094
Series 2003-11:
Class DF, 3.8263% 2/25/33 (d)	48,166	48,160
Class EF, 3.8263% 2/25/33 (d)	18,697	18,701
Series 2004-54 Class FE, 4.5263% 2/25/33 (d)	508,219	511,713
planned amortization class Series 2002-52 Class PA, 6% 4/25/31	706	704
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,083,932	1,123,120
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 5.1363% 11/15/30 (c)(d)	$ 461,623	$ 462,425
Series 2526 Class FC, 4.6363% 11/15/32 (d)	12,183	12,197
Series 2551 Class FH, 4.6863% 1/15/33 (d)	44,717	44,740
Series 3066 Class HF, 0% 1/15/34 (d)	36,333	38,067
planned amortization class Series 2543 Class PM, 5.5% 8/15/18	113,463	113,426
Series 1803 Class A, 6% 12/15/08	88,386	88,607
Ginnie Mae guaranteed REMIC pass-thru securities:
floater Series 2001-21 Class FB, 4.4813% 1/16/27 (d)	77,265	77,324
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	78,046	78,568
TOTAL U.S. GOVERNMENT AGENCY		4,501,056
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $93,106,669)		83,533,857
Commercial Mortgage Securities - 9.8%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 6.8363% 11/15/15 (a)(d)	61,614	61,176
Series 2005-MIB1:
Class C, 4.5463% 3/15/22 (a)(d)	200,000	195,058
Class D, 4.5963% 3/15/22 (a)(d)	205,000	195,529
Class E, 4.6363% 3/15/22 (a)(d)	390,000	367,707
Class F, 4.7063% 3/15/22 (a)(d)	200,000	186,645
Class G, 4.7663% 3/15/22 (a)(d)	130,000	121,068
Series 2006-BIX1:
Class E, 4.4763% 10/15/19 (a)(d)	170,000	160,290
Class F, 4.5463% 10/15/19 (a)(d)	325,000	307,181
Class G, 4.5663% 10/15/19 (a)(d)	125,000	118,228
Class JCP, 4.7363% 10/15/19 (a)(d)	4,700	4,204
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.7363% 4/25/34 (a)(d)	214,030	199,048
Class B, 5.2763% 4/25/34 (a)(d)	35,672	29,156
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.8063% 8/25/34 (a)(d)	$ 265,587	$ 247,992
Class M1, 3.9563% 8/25/34 (a)(d)	85,071	78,319
Series 2004-3:
Class A2, 3.7963% 1/25/35 (a)(d)	47,222	43,319
Class M1, 3.8763% 1/25/35 (a)(d)	70,834	64,547
Class M2, 4.3763% 1/25/35 (a)(d)	47,222	41,586
Series 2005-2A:
Class A1, 3.6863% 8/25/35 (a)(d)	681,520	635,387
Class M1, 3.8063% 8/25/35 (a)(d)	123,006	120,008
Class M2, 3.8563% 8/25/35 (a)(d)	206,118	199,935
Class M3, 3.8763% 8/25/35 (a)(d)	113,033	108,123
Class M4, 3.9863% 8/25/35 (a)(d)	103,059	97,487
Series 2005-3A:
Class A1, 3.6963% 11/25/35 (a)(d)	585,741	564,652
Class A2, 3.7763% 11/25/35 (a)(d)	240,572	219,748
Class M1, 3.8163% 11/25/35 (a)(d)	83,677	80,226
Class M2, 3.8663% 11/25/35 (a)(d)	115,056	110,939
Class M3, 3.8863% 11/25/35 (a)(d)	104,597	99,105
Class M4, 3.9763% 11/25/35 (a)(d)	129,002	118,682
Series 2005-4A:
Class A2, 3.7663% 1/25/36 (a)(d)	854,627	772,771
Class B1, 4.7763% 1/25/36 (a)(d)	77,693	56,304
Class M1, 3.8263% 1/25/36 (a)(d)	310,773	278,726
Class M2, 3.8463% 1/25/36 (a)(d)	77,693	69,062
Class M3, 3.8763% 1/25/36 (a)(d)	155,387	135,479
Class M4, 3.9863% 1/25/36 (a)(d)	77,693	65,299
Class M5, 4.0263% 1/25/36 (a)(d)	77,693	63,502
Class M6, 4.0763% 1/25/36 (a)(d)	77,693	62,021
Series 2006-2A:
Class A1, 3.6063% 7/25/36 (a)(d)	1,434,182	1,407,629
Class A2, 3.6563% 7/25/36 (a)(d)	241,716	232,375
Class B1, 4.2463% 7/25/36 (a)(d)	88,629	62,927
Class B3, 6.0763% 7/25/36 (a)(d)	145,030	98,620
Class M1, 3.6863% 7/25/36 (a)(d)	253,802	241,575
Class M2, 3.7063% 7/25/36 (a)(d)	181,287	171,710
Class M3, 3.7263% 7/25/36 (a)(d)	141,001	132,401
Class M4, 3.7963% 7/25/36 (a)(d)	96,686	90,187
Class M5, 3.8463% 7/25/36 (a)(d)	116,829	106,175
Class M6, 3.9163% 7/25/36 (a)(d)	185,316	162,770
Series 2006-3A:
Class B1, 4.1763% 10/25/36 (a)(d)	135,023	84,832
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-3A:
Class B2, 4.7263% 10/25/36 (a)(d)	$ 87,111	$ 52,661
Class B3, 5.9763% 10/25/36 (a)(d)	156,800	97,756
Class M4, 3.8063% 10/25/36 (a)(d)	135,023	107,955
Class M5, 3.8563% 10/25/36 (a)(d)	169,867	131,912
Class M6, 3.9363% 10/25/36 (a)(d)	335,379	250,957
Series 2007-1:
Class A2, 3.6463% 3/25/37 (a)(d)	316,808	285,327
Class B1, 4.0463% 3/25/37 (a)(d)	102,628	66,548
Class B2, 4.5263% 3/25/37 (a)(d)	71,393	43,818
Class B3, 6.7263% 3/25/37 (a)(d)	209,718	138,349
Class M1, 3.6463% 3/25/37 (a)(d)	84,780	73,890
Class M2, 3.6663% 3/25/37 (a)(d)	62,469	53,352
Class M3, 3.6963% 3/27/37 (a)(d)	58,007	48,010
Class M4, 3.7463% 3/25/37 (a)(d)	44,621	35,899
Class M5, 3.7963% 3/25/37 (a)(d)	71,393	55,865
Class M6, 3.8763% 3/25/37 (a)(d)	98,166	74,177
Series 2007-3:
Class B1, 4.3263% 7/25/37 (a)(d)	68,409	49,254
Class B2, 4.9763% 7/25/37 (a)(d)	173,302	168,970
Class B3, 7.3763% 7/25/37 (a)(d)	91,212	59,288
Class M1, 3.6863% 7/25/37 (a)(d)	59,288	58,695
Class M2, 3.7163% 7/25/37 (a)(d)	63,848	63,210
Class M3, 3.7463% 7/25/37 (a)(d)	100,333	99,204
Class M4, 3.8763% 7/25/37 (a)(d)	159,621	157,226
Class M5, 3.9763% 7/25/37 (a)(d)	77,530	75,979
Class M6, 4.1763% 7/25/37 (a)(d)	59,288	58,102
Series 2007-4A:
Class A2, 3.9263% 9/25/37 (a)(d)	649,372	616,513
Class B1, 5.9263% 9/25/37 (a)(d)	83,002	58,530
Class B2, 6.8263% 9/25/37 (a)(d)	302,715	208,543
Class M1, 4.3263% 9/25/37 (a)(d)	73,237	64,838
Class M2, 4.4263% 9/25/37 (a)(d)	73,237	64,335
Class M4, 4.9763% 9/25/37 (a)(d)	200,182	165,088
Class M5, 5.1263% 9/25/37 (a)(d)	200,182	164,682
Class M6, 5.3263% 9/25/37 (a)(d)	200,182	161,647
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8:
Class D, 4.4863% 3/15/22 (a)(d)	165,000	146,025
Class E, 4.5363% 3/15/22 (a)(d)	870,000	767,775
Class F, 4.5863% 5/15/22 (a)(d)	535,000	470,800
Class G, 4.6363% 3/15/22 (a)(d)	135,000	118,463
Class H, 4.7863% 3/15/22 (a)(d)	165,000	144,375
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8: - continued
Class J, 4.9363% 3/15/22 (a)(d)	$ 165,000	$ 143,963
Class X-1M, 1.12% 3/15/22 (a)(f)	13,815,683	69,078
COMM pass-thru certificates floater:
Series 2005-F10A:
Class B, 4.4663% 4/15/17 (a)(d)	1,005,000	1,003,527
Class C, 4.5063% 4/15/17 (a)(d)	425,000	424,015
Class D, 4.5463% 4/15/17 (a)(d)	345,000	342,882
Class E, 4.6063% 4/15/17 (a)(d)	260,000	258,103
Class F, 4.6463% 4/15/17 (a)(d)	145,000	143,906
Class G, 4.7863% 4/15/17 (a)(d)	145,000	143,397
Class H, 4.8563% 4/15/17 (a)(d)	145,000	141,633
Class J, 5.0863% 4/15/17 (a)(d)	50,000	47,446
Series 2005-FL11:
Class C, 4.5363% 11/15/17 (a)(d)	542,290	516,524
Class D, 4.5763% 11/15/17 (a)(d)	93,997	89,655
Class E, 4.6263% 11/15/17 (a)(d)	144,611	138,170
Class F, 4.6863% 11/15/17 (a)(d)	130,150	122,528
Class G, 4.7363% 11/15/17 (a)(d)	206,070	191,098
Series 2006-CN2A Class AJFL, 4.8% 2/5/19 (d)	1,135,000	1,120,803
Series 2007-FL14:
Class F, 4.7363% 6/15/22 (a)(d)	1,297,240	1,247,378
Class G, 4.7863% 6/15/22 (a)(d)	207,164	197,841
Class H, 4.9363% 6/15/22 (a)(d)	207,164	186,496
Class MLK1, 5.0363% 6/15/22 (a)(d)	565,000	560,763
Class MLK2, 5.2363% 6/15/22 (a)(d)	315,000	312,662
Class MLK3, 5.4363% 6/15/22 (a)(d)	380,000	377,209
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 4.5863% 4/15/22 (a)(d)	1,775,000	1,686,250
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 4.3863% 2/15/22 (a)(d)	685,000	654,175
Series 2007-TFL1:
Class C:
4.4063% 2/15/22 (a)(d)	740,000	666,000
4.5063% 2/15/22 (a)(d)	265,000	247,775
Class F, 4.5563% 2/15/22 (a)(d)	530,000	455,800
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class AFL, 5.1975% 11/15/36 (a)(d)	540,000	517,579
Commercial Mortgage Securities - continued
	Principal Amount	Value
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 4.5163% 4/15/21 (a)(d)	$ 300,000	$ 282,552
Class E, 4.5663% 4/15/21 (a)(d)	300,000	280,845
Class G, 4.6563% 4/15/21 (a)(d)	300,000	277,384
Class H, 4.9663% 4/15/21 (a)(d)	300,000	275,903
Class J, 5.0363% 4/15/21 (a)(d)	200,000	179,665
Class K, 5.4363% 4/15/21 (a)(d)	1,005,000	914,381
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4 Class B, 0% 11/5/21 (a)(d)	670,000	633,309
GS Mortgage Securities Corp. II floater Series 2006-FL8A:
Class C, 4.78% 6/6/20 (a)(d)	145,000	142,227
Class D, 4.82% 6/6/20 (a)(d)	1,400,000	1,343,384
Class E, 4.91% 6/6/20 (a)(d)	800,000	758,511
Class F, 4.98% 6/6/20 (a)(d)	575,000	535,257
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class B, 4.4063% 11/15/18 (a)(d)	351,488	342,867
Class C, 4.4463% 11/15/18 (a)(d)	249,655	244,804
Class D, 4.4663% 11/15/18 (a)(d)	88,693	85,436
Class E, 4.5163% 11/15/18 (a)(d)	131,397	127,991
Class F, 4.5663% 11/15/18 (a)(d)	197,096	188,822
Class G, 4.5963% 11/15/18 (a)(d)	170,816	163,831
Class H, 4.7363% 11/15/18 (a)(d)	131,397	122,790
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-LLFA Class K1, 6.8694% 12/16/14 (a)(d)	435,000	398,647
Series 2006-LLFA:
Class F, 4.5763% 9/15/21 (a)(d)	291,191	254,317
Class G, 4.5963% 9/15/21 (a)(d)	648,135	566,582
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class F, 4.557% 8/15/19 (a)(d)	163,114	162,929
Class G, 4.607% 8/15/19 (a)(d)	120,000	119,790
Class H, 4.627% 8/15/19 (a)(d)	100,000	99,783
Class J, 4.697% 8/15/19 (a)(d)	75,000	74,880
Class K, 4.887% 8/15/19 (a)(d)	420,000	416,594
Series 2006-XLF:
Class C, 5.437% 7/15/19 (a)(d)	570,000	552,900
Class D, 4.487% 7/15/19 (a)(d)	1,345,000	1,287,924
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-XLF:
Class F, 4.557% 7/15/19 (a)(d)	$ 535,000	$ 510,257
Class G, 4.597% 7/15/19 (a)(d)	385,000	366,453
Series 2007-XCLA Class A1, 4.437% 7/17/17 (a)(d)	1,082,272	946,988
Series 2007-XLFA:
Class B, 4.367% 10/15/20 (a)(d)	440,000	424,600
Class C, 4.397% 10/15/20 (a)(d)	330,000	291,171
Class D, 4.427% 10/15/20 (a)(d)	265,000	231,341
Class E, 4.487% 10/15/20 (a)(d)	330,000	279,351
Class F, 4.537% 10/15/20 (a)(d)	195,000	165,106
Class G, 4.577% 10/15/20 (a)(d)	245,000	218,050
Class H, 4.667% 10/15/20 (a)(d)	155,000	133,300
Class J, 4.817% 10/15/20 (a)(d)	175,000	148,750
Class MHRO, 4.927% 10/15/20 (a)(d)	474,674	450,940
Class MJPM, 5.237% 10/15/20 (a)(d)	148,139	118,511
Class MSTR, 4.937% 10/15/20 (a)(d)	260,000	243,100
Class NHRO, 5.127% 10/15/20 (a)(d)	730,268	693,754
Class NSTR, 5.087% 10/15/20 (a)(d)	240,000	226,800
Series 2007-XLC1:
Class C, 4.8363% 7/17/17 (a)(d)	895,813	725,608
Class D, 4.9363% 7/17/17 (a)(d)	421,559	333,032
Class E, 5.0363% 7/17/17 (a)(d)	340,490	262,177
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 4.2538% 3/24/18 (a)(d)	208,843	198,401
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A:
Class F, 4.5763% 8/11/18 (a)(d)	1,235,000	1,120,573
Class G, 4.5963% 8/11/18 (a)(d)	1,170,000	1,071,266
Class J, 4.8363% 8/11/18 (a)(d)	260,000	220,760
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $50,879,329)		46,748,978
Fixed-Income Funds - 10.7%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $58,084,394)	583,639	50,870,010
Cash Equivalents - 22.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 3%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Government Obligations) # (Cost $104,839,000)	$ 104,847,737	$ 104,839,000
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $519,523,049)		467,256,265
NET OTHER ASSETS - 1.8%		8,382,464
NET ASSETS - 100%		$ 475,638,729
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
124 Eurodollar 90 Day Index Contracts	March 2008	$ 123,099,450	$ 517,254
101 Eurodollar 90 Day Index Contracts	June 2008	100,371,275	434,835
72 Eurodollar 90 Day Index Contracts	Sept. 2008	71,559,900	346,662
9 Eurodollar 90 Day Index Contracts	Dec. 2008	8,942,288	27,077
10 Eurodollar 90 Day Index Contracts	March 2009	9,931,625	27,585
TOTAL EURODOLLAR CONTRACTS			$ 1,353,413

Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.7839% 11/25/34 (g)

	Dec. 2034	$ 125,737	$ (36,505)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.5% 12/25/35 (g)	Jan. 2036	600,000	(502,155)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (g)	March 2034	183,497	(57,601)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (g)	Feb. 2034	82,257	(68,631)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35 (g)	June 2035	845,000	(421,631)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35 (g)	March 2035	191,856	(130,940)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	$ 1,840,000	$ (35,560)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	1,750,000	(43,379)
		$ 5,618,347	$ (1,296,402)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,304,929 or 18.4% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $349,859.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,505,969.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities, exclusive of the value of credit default swaps, amounted to $63,221,086 or 13.3% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$104,839,000 due 2/01/08 at 3.00%
BNP Paribas Securities Corp.	$ 10,884,940
Banc of America Securities LLC	4,353,740
Barclays Capital, Inc.	46,649,745
Bear Stearns & Co., Inc.	13,300,738
Citigroup Global Markets, Inc.	3,109,983
Dresdner Kleinwort Securities LLC	1,554,991
ING Financial Markets LLC	1,970,989
J.P. Morgan Securities, Inc.	9,329,949
Societe Generale, New York Branch	12,439,932
WestLB AG	1,243,993
$ 104,839,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 3,829,570

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 255,014,810	$ -	$ 187,671,399	$ 50,870,010	0.7%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.5%
United Kingdom	10.8%
Cayman Islands	1.9%
Others (individually less than 1%)	1.8%
100.0%
Income Tax Information
At July 31, 2007, the fund had a capital loss carryforward of approximately $2,436,121 of which $1,917,431 and $518,690 will expire on July 31, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $104,839,000) - See accompanying schedule: Unaffiliated issuers (cost $461,438,655)	$ 416,386,255
Fidelity Central Funds (cost $58,084,394)	50,870,010
Total Investments (cost $519,523,049)		$ 467,256,265
Cash		4,092
Receivable for investments sold		8,703,212
Receivable for swap agreements		4,649
Receivable for fund shares sold		1,051,844
Interest receivable		1,018,853
Distributions receivable from Fidelity Central Funds		260,993
Receivable for daily variation on futures contracts		51,088
Other receivables		119
Total assets		478,351,115

Liabilities
Payable for fund shares redeemed	1,122,728
Distributions payable	105,086
Swap agreements, at value	1,296,402
Accrued management fee	129,648
Distribution fees payable	1,398
Other affiliated payables	57,124
Total liabilities		2,712,386

Net Assets		$ 475,638,729
Net Assets consist of:
Paid in capital		$ 575,731,459
Undistributed net investment income		1,137,643
Accumulated undistributed net realized gain (loss) on investments		(49,020,600)
Net unrealized appreciation (depreciation) on investments		(52,209,773)
Net Assets		$ 475,638,729

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,226,741 ÷ 930,772 shares)	$ 8.84

Maximum offering price per share (100/98.50 of $8.84)	$ 8.97
Class T: Net Asset Value and redemption price per share ($3,559,700 ÷ 402,727 shares)	$ 8.84

Maximum offering price per share (100/98.50 of $8.84)	$ 8.97
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($462,110,016 ÷ 52,281,450 shares)	$ 8.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,742,272 ÷ 197,122 shares)	$ 8.84

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2008 (Unaudited)
Investment Income
Interest		$ 16,404,898
Income from Fidelity Central Funds		3,829,570
Total income		20,234,468

Expenses
Management fee	$ 1,083,158
Transfer agent fees	349,693
Distribution fees	12,487
Fund wide operations fee	118,378
Independent trustees' compensation	1,607
Miscellaneous	1,154
Total expenses before reductions	1,566,477
Expense reductions	(9,319)	1,557,158
Net investment income		18,677,310
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,286,749)
Fidelity Central Funds	(14,061,655)
Futures contracts	(35,578)
Swap agreements	(5,381,220)
Total net realized gain (loss)		(45,765,202)
Change in net unrealized appreciation (depreciation) on: Investment securities	(34,310,844)
Futures contracts	1,476,043
Swap agreements	1,760,249
Total change in net unrealized appreciation (depreciation)		(31,074,552)
Net gain (loss)		(76,839,754)
Net increase (decrease) in net assets resulting from operations		$ (58,162,444)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 18,677,310	$ 51,627,290
Net realized gain (loss)	(45,765,202)	(1,037,412)
Change in net unrealized appreciation (depreciation)	(31,074,552)	(20,635,029)
Net increase (decrease) in net assets resulting from operations	(58,162,444)	29,954,849
Distributions to shareholders from net investment income	(18,079,504)	(51,625,727)
Share transactions - net increase (decrease)	(449,633,707)	161,604,013
Redemption fees	48,387	39,619
Total increase (decrease) in net assets	(525,827,268)	139,972,754

Net Assets
Beginning of period	1,001,465,997	861,493,243
End of period (including undistributed net investment income of $1,137,643 and undistributed net investment income of $539,837, respectively)	$ 475,638,729	$ 1,001,465,997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.245	.493	.400	.223	.013
Net realized and unrealized gain (loss)	(.994)	(.198)	(.009)	(.026)	.011
Total from investment operations	(.749)	.295	.391	.197	.024
Distributions from net investment income	(.232)	(.495)	(.401)	(.214)	(.014)
Distributions from net realized gain	-	-	-	(.003)	-
Total distributions	(.232)	(.495)	(.401)	(.217)	(.014)
Redemption fees added to paid in capital E	.001	- J	- J	- J	- J
Net asset value, end of period	$ 8.84	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	(7.69)%	2.97%	3.97%	1.98%	.24%
Ratios to Average Net Assets F, I
Expenses before reductions	.66% A	.66%	.70%	.78%	.85% A
Expenses net of fee waivers, if any	.66% A	.66%	.70%	.70%	.70% A
Expenses net of all reductions	.65% A	.66%	.70%	.70%	.70% A
Net investment income	5.19% A	4.96%	4.00%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,227	$ 13,735	$ 4,553	$ 2,557	$ 316
Portfolio turnover rate G	7% A	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.241	.491	.404	.222	.013
Net realized and unrealized gain (loss)	(.991)	(.199)	(.011)	(.025)	.010
Total from investment operations	(.750)	.292	.393	.197	.023
Distributions from net investment income	(.231)	(.492)	(.403)	(.214)	(.013)
Distributions from net realized gain	-	-	-	(.003)	-
Total distributions	(.231)	(.492)	(.403)	(.217)	(.013)
Redemption fees added to paid in capital E	.001	- J	- J	- J	- J
Net asset value, end of period	$ 8.84	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	(7.70)%	2.95%	4.00%	1.98%	.23%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A	.69%	.68%	.77%	.86% A
Expenses net of fee waivers, if any	.68% A	.69%	.68%	.70%	.70% A
Expenses net of all reductions	.68% A	.69%	.68%	.70%	.70% A
Net investment income	5.17% A	4.93%	4.03%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,560	$ 4,818	$ 4,624	$ 4,044	$ 356
Portfolio turnover rate G	7% A	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.254	.516	.427	.241	.122	.137
Net realized and unrealized gain (loss)	(.983)	(.210)	(.011)	(.026)	.029	.052
Total from investment operations	(.729)	.306	.416	.215	.151	.189
Distributions from net investment income	(.242)	(.516)	(.426)	(.232)	(.122)	(.173)
Distributions from net realized gain	-	-	-	(.003)	-	-
Total distributions	(.242)	(.516)	(.426)	(.235)	(.122)	(.173)
Redemption fees added to paid in capital D	.001	- I	- I	- I	.001	.004
Net asset value, end of period	$ 8.84	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Total Return B, C	(7.49)%	3.09%	4.23%	2.16%	1.52%	1.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.58%	.62%	.70% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.53%	.55%	.55% A
Expenses net of all reductions	.44% A	.45%	.45%	.53%	.55%	.55% A
Net investment income	5.40% A	5.17%	4.26%	2.41%	1.21%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 462,110	$ 974,602	$ 850,329	$ 906,644	$ 580,174	$ 225,203
Portfolio turnover rate F	7% A	29%	39%	33%	53%	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 29, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.258	.510	.420	.240	.015
Net realized and unrealized gain (loss)	(.988)	(.206)	(.008)	(.026)	.010
Total from investment operations	(.730)	.304	.412	.214	.025
Distributions from net investment income	(.241)	(.514)	(.422)	(.231)	(.015)
Distributions from net realized gain	-	-	-	(.003)	-
Total distributions	(.241)	(.514)	(.422)	(.234)	(.015)
Redemption fees added to paid in capital D	.001	- I	- I	- I	- I
Net asset value, end of period	$ 8.84	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	(7.51)%	3.06%	4.19%	2.15%	.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.47% A	.48%	.49%	.58%	.67% A
Expenses net of fee waivers, if any	.47% A	.48%	.49%	.55%	.55% A
Expenses net of all reductions	.47% A	.48%	.49%	.55%	.55% A
Net investment income	5.38% A	5.14%	4.22%	2.38%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,742	$ 8,312	$ 1,987	$ 509	$ 376
Portfolio turnover rate F	7% A	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. A significant portion of the Fund's securities, including securities backed by subprime mortgage loans, are valued at period end by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 231,387
Unrealized depreciation	(52,434,496)
Net unrealized appreciation (depreciation)	$ (52,203,109)

Cost for federal income tax purposes	$ 519,459,374

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

4. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,202,148 and $432,156,242, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 9,238	$ 3,291
Class T	0%	.15%	3,249	59
			$ 12,487	$ 3,350

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class T	$ 336

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates- continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Ultra-Short Bond. For the period, the total transfer agent fees paid by each class to were as follows:

	Amount	% of Average Net Assets*
Class A	$ 9,813.16
Class T	3,904.18
Ultra-Short Bond	333,451.10
Institutional Class	2,525.12
	$ 349,693

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,154 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $6,606. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Ultra-Short Bond	$ 2,713

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net investment income
Class A	$ 309,995	$ 470,241
Class T	108,843	210,443
Ultra-Short Bond	17,553,676	50,639,843
Institutional Class	106,990	305,200
Total	$ 18,079,504	$ 51,625,727

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	552,123	1,247,732	$ 5,086,452	$ 12,475,671
Reinvestment of distributions	16,862	37,250	155,418	371,847
Shares redeemed	(1,037,296)	(340,215)	(9,473,749)	(3,395,610)
Net increase (decrease)	(468,311)	944,767	$ (4,231,879)	$ 9,451,908
Class T
Shares sold	297,592	388,444	$ 2,772,462	$ 3,878,571
Reinvestment of distributions	10,681	19,812	98,734	197,787
Shares redeemed	(396,372)	(378,796)	(3,707,319)	(3,788,237)
Net increase (decrease)	(88,099)	29,460	$ (836,123)	$ 288,121
Ultra-Short Bond
Shares sold	8,949,905	59,380,876	$ 83,476,865	$ 593,653,669
Reinvestment of distributions	1,751,133	4,599,590	16,209,512	45,902,034
Shares redeemed	(57,718,177)	(49,556,665)	(538,161,858)	(494,187,803)
Net increase (decrease)	(47,017,139)	14,423,801	$ (438,475,481)	$ 145,367,900
Institutional Class
Shares sold	49,164	970,636	$ 460,296	$ 9,707,468
Reinvestment of distributions	4,734	8,301	43,742	82,674
Shares redeemed	(703,797)	(330,344)	(6,594,262)	(3,294,058)
Net increase (decrease)	(649,899)	648,593	$ (6,090,224)	$ 6,496,084

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSB-USAN-0308
1.804590.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Ultra-Short Bond
Fund - Institutional Class

Semiannual Report

January 31, 2008

Institutional Class
is a class of
Fidelity® Ultra-Short Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 923.10	$ 3.19
HypotheticalA	$ 1,000.00	$ 1,021.82	$ 3.35
Class T
Actual	$ 1,000.00	$ 923.00	$ 3.29
HypotheticalA	$ 1,000.00	$ 1,021.72	$ 3.46
Ultra-Short Bond
Actual	$ 1,000.00	$ 925.10	$ 2.18
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 924.90	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.77	$ 2.39

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.66%
Class T	.68%
Ultra-Short Bond	.45%
Institutional Class	.47%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of January 31, 2008 *	As of July 31, 2007 **
U.S. Government and U.S. Government Agency Obligations 1.4%	U.S. Government and U.S. Government Agency Obligations 11.7%
AAA 27.8%	AAA 30.3%
AA 13.2%	AA 13.9%
A 13.1%	A 12.2%
BBB 18.1%	BBB 22.4%
BB and Below 0.1%	BB and Below 0.3%
Not Rated 0.9%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 25.4%	Short-Term Investments and Net Other Assets 7.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Weighted Average Maturity as of January 31, 2008
6 months ago
Years	1.6	2.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2008
6 months ago
Years	0.5	0.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Corporate Bonds 11.0%		Corporate Bonds 15.8%
	U.S. Government and U.S. Government Agency Obligations 1.4%		U.S. Government and U.S. Government Agency Obligations 11.7%
	Asset-Backed Securities 32.6%		Asset-Backed Securities 39.3%
	CMOs and Other Mortgage Related Securities 29.6%		CMOs and Other Mortgage Related Securities 26.0%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 25.4%		Short-Term Investments and Net Other Assets 7.1%
* Foreign investments	14.5%	** Foreign investments	16.0%
* Futures and Swaps	27.0%	** Futures and Swaps	16.6%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp.:
5.4613% 3/13/09 (d)	$ 1,685,000	$ 1,676,824
5.5413% 3/13/09 (d)	1,800,000	1,788,192
		3,465,016
Media - 0.7%
Continental Cablevision, Inc. 9% 9/1/08	1,100,000	1,122,146
Viacom, Inc. 5.3406% 6/16/09 (d)	2,000,000	1,984,994
		3,107,140
TOTAL CONSUMER DISCRETIONARY		6,572,156
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
CVS Caremark Corp. 5.4238% 6/1/10 (d)	2,200,000	2,149,173
ENERGY - 1.1%
Energy Equipment & Services - 0.5%
Transocean, Inc. 5.3406% 9/5/08 (d)	2,400,000	2,391,934
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.:
3.25% 5/1/08	850,000	848,731
5.3906% 9/15/09 (d)	2,045,000	1,998,452
		2,847,183
TOTAL ENERGY		5,239,117
FINANCIALS - 4.8%
Capital Markets - 0.9%
Bear Stearns Companies, Inc. 4.3263% 7/19/10 (d)	2,000,000	1,831,254
Lehman Brothers Holdings E-Capital Trust I 5.685% 8/19/65 (d)	1,205,000	951,651
Lehman Brothers Holdings, Inc. 5.17% 5/25/10 (d)	1,500,000	1,446,792
		4,229,697
Commercial Banks - 1.5%
Barclays Bank PLC 5.23% 5/25/15 (d)	825,000	804,818
DBS Bank Ltd. (Singapore) 5.0975% 5/16/17 (a)(d)	2,000,000	1,890,000
HBOS plc 5.14% 2/6/14 (d)	305,000	299,509
HSBC Holdings PLC 4.8463% 10/6/16 (d)	500,000	479,452
ING Bank NV 4.6269% 10/14/14 (d)	440,000	428,710
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Manufacturers & Traders Trust Co. 3.85% 4/1/13 (a)(d)	$ 520,000	$ 520,185
PNC Funding Corp. 3.3838% 1/31/12 (d)	2,400,000	2,330,695
Sovereign Bank 4.375% 8/1/13 (b)(d)	500,000	499,799
		7,253,168
Consumer Finance - 1.1%
Capital One Financial Corp. 5.4263% 9/10/09 (d)	2,260,000	2,107,798
MBNA Capital I 8.278% 12/1/26	810,000	843,080
SLM Corp. 3.9444% 4/18/08 (a)(d)	2,500,000	2,482,055
		5,432,933
Real Estate Investment Trusts - 0.4%
iStar Financial, Inc. 5.4963% 3/9/10 (d)	2,000,000	1,780,628
Thrifts & Mortgage Finance - 0.9%
Capmark Financial Group, Inc. 5.5294% 5/10/10 (a)(d)	2,000,000	1,561,240
Independence Community Bank Corp. 3.5% 6/20/13 (d)	735,000	730,629
Washington Mutual, Inc. 5.17% 8/24/09 (d)	2,250,000	2,070,257
		4,362,126
TOTAL FINANCIALS		23,058,552
INFORMATION TECHNOLOGY - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
National Semiconductor Corp. 5.2406% 6/15/10 (d)	1,710,000	1,661,528
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Telecom Italia Capital SA 4.5613% 7/18/11 (d)	2,750,000	2,637,696
Telefonos de Mexico SA de CV 4.5% 11/19/08	695,000	694,166
		3,331,862
UTILITIES - 0.8%
Electric Utilities - 0.2%
Commonwealth Edison Co. 3.7% 2/1/08	1,125,000	1,125,000
Gas Utilities - 0.2%
NiSource Finance Corp. 5.585% 11/23/09 (d)	845,000	824,367
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 0.4%
Sempra Energy 4.75% 5/15/09	$ 2,000,000	$ 2,025,442
TOTAL UTILITIES		3,974,809
TOTAL NONCONVERTIBLE BONDS (Cost $47,967,566)		45,987,197
Asset-Backed Securities - 28.4%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.6763% 7/25/34 (d)(g)	223,892	202,734
Series 2004-4 Class A2D, 3.7263% 1/25/35 (d)(g)	75,094	68,430
Series 2005-1 Class M1, 3.8463% 4/25/35 (d)(g)	1,545,000	1,385,239
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1:
Class M1, 4.0263% 11/25/33 (d)(g)	113,099	98,588
Class M2, 5.0763% 11/25/33 (d)(g)	41,062	37,964
Series 2003-HS1:
Class M1, 4.1263% 6/25/33 (d)(g)	14,560	13,413
Class M2, 5.1263% 6/25/33 (d)(g)	50,000	45,869
Series 2003-NC1 Class M1, 4.1563% 7/25/33 (d)(g)	100,000	88,980
Series 2004-HE1 Class M1, 3.8763% 2/25/34 (d)(g)	75,299	66,263
Series 2005-HE2 Class M3, 3.8563% 4/25/35 (d)(g)	145,000	125,415
Series 2005-SD1 Class A1, 3.7763% 11/25/50 (d)(g)	56,328	51,707
Series 2006-HE2:
Class A2C, 3.5363% 5/25/36 (d)(g)	995,000	889,126
Class M3, 3.7163% 5/25/36 (d)(g)	240,000	80,064
Class M4, 3.7763% 5/25/36 (d)(g)	200,000	50,000
Class M5, 3.8163% 5/25/36 (d)(g)	295,000	32,539
Advanta Business Card Master Trust:
Series 2004-C1 Class C, 4.9844% 9/20/13 (d)	340,000	298,792
Series 2006-C1 Class C1, 4.4144% 10/20/14 (d)	490,000	362,159
Series 2007-B1 Class B, 4.1844% 12/22/14 (d)	1,725,000	1,367,580
Aesop Funding II LLC Series 2005-1A Class A2, 3.9944% 4/20/09 (a)(d)	600,000	600,146
American Express Credit Account Master Trust Series 2004-C Class C, 4.7363% 2/15/12 (a)(d)	310,739	310,319
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,510,158
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 4.7263% 2/25/33 (d)(g)	449,680	411,228
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2004-R11 Class M1, 4.0363% 11/25/34 (d)(g)	$ 560,000	$ 505,764
Series 2004-R2:
Class M1, 3.8063% 4/25/34 (d)(g)	85,000	79,509
Class M2, 3.8563% 4/25/34 (d)(g)	75,000	70,539
Series 2004-R8 Class M9, 6.1263% 9/25/34 (d)(g)	517,479	265,208
Series 2004-R9 Class M2, 4.0263% 10/25/34 (d)(g)	720,000	636,018
Series 2005-R1:
Class M1, 3.8263% 3/25/35 (d)(g)	770,000	695,044
Class M2, 3.8563% 3/25/35 (d)(g)	260,000	231,497
Series 2005-R2 Class M1, 3.8263% 4/25/35 (d)(g)	1,700,000	1,519,654
Series 2006-M3:
Class M7, 4.2263% 10/25/36 (d)(g)	705,000	42,009
Class M9, 5.3763% 10/25/36 (d)(g)	450,000	28,225
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 4.4763% 1/25/32 (d)(g)	20,448	4,102
ARG Funding Corp.:
Series 2005-1A Class A2, 4.0344% 4/20/09 (a)(d)	750,000	749,551
Series 2005-2A Class A2, 4.0444% 5/20/09 (a)(d)	533,333	533,011
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.665% 9/25/33 (d)(g)	659,285	544,748
Series 2004-W5 Class M1, 3.9763% 4/25/34 (d)(g)	1,420,000	1,253,600
Series 2004-W7:
Class M1, 3.9263% 5/25/34 (d)(g)	305,000	265,774
Class M2, 3.9763% 5/25/34 (d)(g)	250,000	221,008
Series 2006-W4:
Class A2C, 3.5363% 5/25/36 (d)(g)	1,200,000	1,018,313
Class M3, 3.7163% 5/25/36 (d)(g)	1,010,000	340,749
Arran Funding Ltd. Series 2005-A Class C, 4.5563% 12/15/10 (d)	3,235,000	3,142,479
Asset Backed Funding Corp. Series 2006-OPT2 Class C7, 3.5263% 10/25/36 (d)(g)	780,000	667,753
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 5.5863% 4/15/33 (d)(g)	1,043,615	954,699
Series 2003-HE6 Class M1, 4.0263% 11/25/33 (d) (g)	215,000	190,130
Series 2004-HE6 Class A2, 3.7363% 6/25/34 (d)(g)	261,521	248,078
Series 2005-HE1 Class M1, 3.8763% 3/25/35 (d)(g)	502,052	409,442
Series 2005-HE2:
Class M1, 3.8263% 3/25/35 (d)(g)	1,006,478	885,700
Class M2, 3.8763% 3/25/35 (d)(g)	275,000	248,805
Bank of America Credit Card Master Trust Series 2007-C2 Class C2, 4.5063% 9/17/12 (d)	1,145,000	1,075,744
Asset-Backed Securities - continued
	Principal Amount	Value
Bank One Issuance Trust Series 2004-C1 Class C1, 4.7363% 11/15/11 (d)	$ 25,000	$ 24,402
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.915% 5/28/44 (d)(g)	306,389	288,149
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.96% 2/28/44 (d)(g)	155,751	144,653
Bear Stearns Asset Backed Securities I Trust:
Series 2004-BO1:
Class M2, 4.1263% 9/25/34 (d)(g)	390,000	265,969
Class M3, 4.4263% 9/25/34 (d)(g)	265,000	167,262
Class M4, 4.5763% 9/25/34 (d)(g)	225,000	118,031
Series 2004-HE9 Class M2, 4.5763% 11/25/34 (d) (g)	490,000	389,893
Series 2005-HE2:
Class M1, 3.8763% 2/25/35 (d)(g)	596,721	497,077
Class M2, 4.1263% 2/25/35 (d)(g)	330,000	227,700
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 4.6113% 6/15/10 (d)	850,000	847,211
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 4.7663% 9/15/11 (d)	1,125,000	1,116,777
Series 2004-B1 Class B1, 4.6763% 11/15/11 (d)	1,180,000	1,165,440
Capital Trust Ltd. Series 2004-1:
Class A2, 4.3844% 7/20/39 (a)(d)	265,000	212,000
Class B, 4.6844% 7/20/39 (a)(d)	140,000	105,000
Class C, 5.0344% 7/20/39 (a)(d)	180,000	108,000
Carrington Mortgage Loan Trust:
Series 2006-FRE1:
Class M7, 4.3263% 7/25/36 (d)(g)	445,000	44,500
Class M9, 5.2763% 7/25/36 (d)(g)	285,000	25,559
Series 2006-NC3 Class M10, 5.3763% 8/25/36 (a)(d)(g)	125,000	16,250
Series 2007-RFC1 Class A3, 3.5163% 12/25/36 (d) (g)	1,000,000	791,875
CDC Mortgage Capital Trust Series 2003-HE3 Class M1, 4.0763% 11/25/33 (d) (g)	91,792	65,228
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.1288% 5/20/17 (a)(d)	402,745	367,222
Chase Issuance Trust Series 2004-C3 Class C3, 4.7063% 6/15/12 (d)	1,645,000	1,588,197
CIT Equipment Collateral Trust Series 2005-VT1:
Class C, 4.18% 11/20/12	167,331	167,292
Class D, 4.51% 11/20/12	209,796	209,626
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a) (g)	213,182	44,768
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.8063% 5/25/33 (d) (g)	19,052	17,903
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-BC1 Class M2, 7.0553% 9/25/32 (d) (g)	$ 186,791	$ 176,880
Series 2004-2 Class M1, 3.8763% 5/25/34 (d) (g)	375,000	329,968
Series 2004-3:
Class 3A4, 3.6263% 8/25/34 (d) (g)	1,273,720	1,167,046
Class M1, 3.8763% 6/25/34 (d) (g)	100,000	88,566
Series 2004-4 Class M2, 3.9063% 6/25/34 (d) (g)	276,165	230,872
Series 2005-1:
Class 1AV2, 3.5763% 7/25/35 (d) (g)	187,009	174,503
Class MV1, 3.7763% 7/25/35 (d) (g)	435,000	414,451
Class MV2, 3.8163% 7/25/35 (d) (g)	525,000	496,943
Series 2005-AB1 Class A2, 3.5863% 8/25/35 (d) (g)	1,017,367	975,559
CPS Auto Receivables Trust:
Series 2006-B Class A2, 5.71% 6/15/16 (a)	412,489	412,811
Series 2006-C Class A2, 5.31% 3/15/10 (a)	628,173	622,017
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.5663% 5/16/11 (d)	550,000	544,246
Series 2005-1 Class B, 4.3863% 9/16/10 (d)	1,580,000	1,579,897
Series 2005-3 Class B, 4.4263% 5/15/11 (d)	1,000,000	988,153
Series 2006-2 Class B1, 5.1475% 1/17/12 (d)	2,000,000	1,949,160
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (a)	613,764	610,119
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 5.0331% 5/28/35 (d)	80,751	78,707
Class AB3, 3.677% 5/28/35 (d)	32,052	30,661
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 4.8263% 8/25/34 (d) (g)	1,500,000	1,226,622
Series 2006-2:
Class 2A2, 3.5463% 7/25/36 (d) (g)	880,000	750,475
Class M1, 3.6863% 7/25/36 (d) (g)	1,765,000	762,815
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 4.2013% 3/25/34 (d) (g)	23,998	19,880
Class M4, 4.7263% 3/25/34 (d) (g)	4,728	4,177
Series 2004-FF8 Class M3, 4.3263% 10/25/34 (d) (g)	1,760,000	1,442,785
Series 2006-FF14 Class A5, 3.5363% 10/25/36 (d) (g)	990,000	756,731
Series 2007-FF1 Class M1, 3.6063% 1/25/38 (d) (g)	375,000	141,563
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	440,703	436,326
Ford Credit Floorplan Master Owner Trust:
Series 2005-1 Class B, 4.6763% 5/15/10 (d)	1,110,000	1,110,213
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust: - continued
Series 2006-3:
Class A, 4.4163% 6/15/11 (d)	$ 990,000	$ 970,132
Class B, 4.6863% 6/15/11 (d)	1,405,000	1,362,995
Fosse Master Issuer PLC Series 2007-1A Class C2, 4.5013% 10/18/54 (a)(d)	460,000	416,912
Franklin Auto Trust Series 2006-1 Class A2, 5.2% 10/20/09	52,852	52,913
Fremont Home Loan Trust:
Series 2003-B Class M6, 7.8763% 12/25/33 (d) (g)	196,854	94,370
Series 2004-B Class M1, 3.9563% 5/25/34 (d) (g)	205,000	183,045
Series 2004-C Class M1, 4.0263% 8/25/34 (d) (g)	540,000	473,278
Series 2005-A:
Class M1, 3.8063% 1/25/35 (d) (g)	225,000	207,374
Class M2, 3.8363% 1/25/35 (d) (g)	325,000	306,220
Class M3, 3.8663% 1/25/35 (d) (g)	175,000	161,855
Class M4, 4.0563% 1/25/35 (d) (g)	125,000	109,833
Series 2006-A:
Class M3, 3.7563% 5/25/36 (d) (g)	455,000	107,016
Class M4, 3.7763% 5/25/36 (d) (g)	685,000	63,568
Class M5, 3.8763% 5/25/36 (d) (g)	365,000	21,743
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.885% 9/25/30 (a) (d)	960,000	970,724
GE Business Loan Trust Series 2003-1 Class A, 4.6663% 4/15/31 (a)(d)	146,130	142,477
GE Capital Credit Card Master Note Trust:
Series 2005-2 Class B, 4.4363% 6/15/11 (d)	925,000	923,813
Series 2006-1:
Class B, 4.3463% 9/17/12 (d)	585,000	568,381
Class C, 4.4763% 9/17/12 (d)	455,000	436,134
GE Equipment Midticket LLC Series 2006-1 Class A2, 5.1% 5/15/09	376,911	377,624
Gracechurch Card Funding PLC:
Series 11 Class C, 4.5163% 11/15/10 (d)	2,490,000	2,398,717
Series 8 Class C, 4.5663% 6/15/10 (d)	2,650,000	2,604,129
Series 9:
Class B, 4.3863% 9/15/10 (d)	485,000	474,999
Class C, 4.5463% 9/15/10 (d)	1,800,000	1,748,304
GSAMP Trust:
Series 2002-NC1 Class A2, 4.0163% 7/25/32 (d) (g)	2,606	1,924
Series 2003-FM1 Class M1, 5.1644% 3/20/33 (d) (g)	490,778	434,343
Series 2004-FM1:
Class M1, 4.3513% 11/25/33 (d) (g)	168,544	148,354
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2004-FM1:
Class M2, 5.4763% 11/25/33 (d) (g)	$ 54,212	$ 49,399
Series 2004-FM2 Class M1, 4.1263% 1/25/34 (d) (g)	203,702	181,597
Series 2004-HE1:
Class M1, 3.9263% 5/25/34 (d) (g)	289,483	251,574
Class M2, 4.5263% 5/25/34 (d) (g)	140,799	120,895
Series 2006-HE5 Class M7, 4.2063% 8/25/36 (d) (g)	1,495,000	152,128
Series 2006-NC2 Class M4, 3.7263% 6/25/36 (d) (g)	1,541,000	203,874
Series 2007-HE1 Class M1, 3.6263% 3/25/47 (d) (g)	335,000	141,437
Series 2007-NC1 Class M7, 4.3263% 12/25/46 (d) (g)	3,390,000	253,384
GSR Mortgage Loan Trust:
Series 2005-6 Class A2, 3.5863% 6/25/35 (d)	1,800,000	1,765,453
Series 2005-9 Class 2A1, 3.4963% 8/25/35 (d)	224,000	223,889
Series 2005-HE2 Class M, 3.8063% 3/25/35 (d) (g)	1,207,506	1,056,937
Series 2005-MTR1 Class A1, 3.5163% 10/25/35 (d)	486,906	483,703
Series 2005-NC1 Class M1, 3.8263% 2/25/35 (d) (g)	1,162,823	1,004,960
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 4.4563% 5/25/30 (a) (d)	650,741	501,070
Series 2006-3:
Class B, 3.7763% 9/25/46 (a)(d)	450,000	387,000
Class C, 3.9263% 9/25/46 (a)(d)	1,150,000	920,000
Holmes Master Issuer PLC Series 2007-2A Class 1C, 4.4875% 7/15/40 (d)	1,640,000	1,599,000
Home Equity Asset Trust:
Series 2002-3 Class A5, 4.2563% 2/25/33 (d) (g)	14	14
Series 2003-1 Class M1, 4.8763% 6/25/33 (d) (g)	524,845	481,447
Series 2003-3 Class M1, 4.6663% 8/25/33 (d) (g)	320,568	293,543
Series 2003-4 Class M1, 4.5763% 10/25/33 (d) (g)	96,601	75,349
Series 2003-5:
Class A2, 3.7263% 12/25/33 (d) (g)	10,566	7,436
Class M1, 4.0763% 12/25/33 (d) (g)	154,784	144,124
Class M2, 5.1063% 12/25/33 (d) (g)	13,397	11,511
Series 2003-7:
Class A2, 3.7563% 3/25/34 (d)(g)	2,079	2,080
Class M1, 4.0263% 3/25/34 (d)(g)	795,000	689,964
Series 2003-8 Class M1, 4.4563% 4/25/34 (d) (g)	192,210	165,598
Series 2005-1 Class M1, 3.8063% 5/25/35 (d) (g)	1,270,000	1,183,012
Series 2005-2:
Class 2A2, 3.5763% 7/25/35 (d) (g)	13,151	12,944
Class M1, 3.8263% 7/25/35 (d) (g)	890,000	741,692
Series 2007-3 Class 2A3, 3.6163% 8/25/37 (d) (g)	2,015,000	1,568,553
Household Home Equity Loan Trust Series 2004-1 Class M, 4.4788% 9/20/33 (d) (g)	85,127	82,772
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 4.4188% 1/20/35 (d) (g)	$ 160,927	$ 143,147
Class M2, 4.4488% 1/20/35 (d) (g)	119,801	104,374
Series 2005-3:
Class A1, 4.2188% 1/20/35 (d) (g)	368,443	337,702
Class M1, 4.3788% 1/20/35 (d) (g)	216,353	192,920
Series 2006-2:
Class M1, 4.5063% 3/20/36 (d) (g)	540,113	292,093
Class M2, 4.5263% 3/20/36 (d) (g)	891,667	456,177
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class M1, 3.6763% 1/25/37 (d) (g)	1,025,000	494,050
IXIS Real Estate Capital Trust Series 2005-HE1 Class M1, 3.8463% 6/25/35 (d) (g)	492,536	430,336
Keycorp Student Loan Trust Series 1999-A Class A2, 5.53% 12/27/09 (d)	163,207	163,965
Long Beach Auto Receivables Trust Series 2006-B Class A2, 5.34% 11/15/09	276,876	277,025
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 4.6063% 6/25/33 (d) (g)	423,002	384,786
Series 2003-3 Class M1, 4.1263% 7/25/33 (d) (g)	337,423	253,068
Series 2005-1 Class M2, 3.9063% 2/25/35 (d) (g)	1,410,000	1,267,452
Series 2005-WL1 Class M2, 3.9263% 6/25/35 (d) (g)	660,000	583,440
Series 2006-6 Class M4, 3.7363% 7/25/36 (d) (g)	425,000	27,625
Series 2006-7 Class M10, 5.8763% 8/25/36 (d) (g)	675,000	44,900
MASTR Asset Backed Securities Trust Series 2004-HE1 Class M1, 4.0263% 9/25/34 (d) (g)	685,000	614,859
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 4.6263% 10/15/10 (d)	125,000	125,100
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.5725% 9/15/10 (d)	200,000	200,485
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 4.2013% 7/25/34 (d) (g)	3,764	2,237
Merrill Lynch Mortgage Investors Trust:
Series 2004-FM1 Class M2, 4.5263% 1/25/35 (d) (g)	51,018	45,111
Series 2004-HE2 Class A1B, 3.8463% 8/25/35 (d) (g)	39,863	34,968
Series 2006-FM1 Class A2B, 3.4863% 4/25/37 (d) (g)	1,055,000	994,502
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 5.0263% 12/27/32 (d) (g)	94,285	86,725
Series 2003-NC10 Class M1, 4.3963% 10/25/33 (d) (g)	792,708	704,205
Series 2003-NC8 Class M1, 4.4263% 9/25/33 (d) (g)	119,992	107,573
Series 2004-HE6 Class A2, 3.7163% 8/25/34 (d) (g)	65,756	59,476
Series 2004-NC2 Class M1, 3.9263% 12/25/33 (d) (g)	347,703	299,220
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-1 Class M2, 3.8463% 12/25/34 (d) (g)	$ 570,000	$ 512,787
Series 2005-HE1:
Class M1, 3.8263% 12/25/34 (d) (g)	150,000	124,853
Class M2, 3.8463% 12/25/34 (d) (g)	385,000	331,226
Series 2005-HE2:
Class M1, 3.7763% 1/25/35 (d) (g)	370,000	309,283
Class M2, 3.8163% 1/25/35 (d) (g)	265,000	231,489
Series 2005-NC1:
Class M1, 3.8163% 1/25/35 (d) (g)	325,000	272,929
Class M2, 3.8463% 1/25/35 (d) (g)	325,000	283,951
Class M3, 3.8863% 1/25/35 (d) (g)	325,000	281,750
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC1 Class M2, 4.9813% 10/25/31 (d) (g)	7,003	5,791
Series 2001-NC4 Class M1, 4.8763% 1/25/32 (d) (g)	11,106	10,529
Series 2002-AM3 Class A3, 4.3563% 2/25/33 (d) (g)	14,114	11,918
Series 2002-NC3 Class M1, 4.4563% 8/25/32 (d) (g)	92,830	85,118
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 3.4863% 2/25/13 (d)	2,050,000	1,982,956
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 3.8263% 3/25/35 (d) (g)	595,000	490,059
Class M2, 3.8563% 3/25/35 (d) (g)	595,000	516,429
Class M3, 3.8963% 3/25/35 (d) (g)	290,000	250,945
Nomura Home Equity Loan Trust Series 2006-HE3:
Class M7, 4.1763% 7/25/36 (d) (g)	485,000	42,283
Class M8, 4.3263% 7/25/36 (d) (g)	340,000	22,361
Class M9, 5.2263% 7/25/36 (d) (g)	490,000	29,792
NovaStar Mortgage Funding Trust:
Series 2003-3 Class A3, 3.8263% 12/25/33 (d) (g)	41,604	36,986
Series 2007-1 Class A2C, 3.5563% 3/25/37 (d) (g)	805,000	631,120
Ocala Funding LLC Series 2006-1A Class A, 5.3344% 3/20/11 (a) (d)	965,000	778,031
Option One Mortgage Loan Trust Series 2003-6 Class M1, 4.0263% 11/25/33 (d) (g)	960,358	835,031
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.0063% 9/25/34 (d) (g)	815,000	781,912
Class M2, 4.0563% 9/25/34 (d) (g)	160,000	138,215
Class M3, 4.6263% 9/25/34 (d) (g)	310,000	252,733
Class M4, 4.8263% 9/25/34 (d) (g)	435,000	176,610
Series 2004-WWF1:
Class A5, 3.8463% 1/25/35 (d) (g)	3	2
Class M4, 4.4763% 1/25/35 (d) (g)	945,000	838,627
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M2, 3.8963% 1/25/35 (d) (g)	$ 1,130,000	$ 997,564
Class M3, 3.9363% 1/25/35 (d) (g)	425,000	366,520
Class M5, 4.2563% 1/25/35 (d) (g)	400,000	315,418
Series 2005-WHQ1 Class M7, 4.6263% 3/25/35 (d) (g)	910,000	341,182
Providian Master Note Trust:
Series 2005-2 Class C2, 4.7363% 11/15/12 (a) (d)	2,160,000	2,026,253
Series 2006-C1A Class C1, 5.5775% 3/16/15 (a) (d)	2,465,000	2,038,536
Residential Asset Mortgage Products, Inc.:
Series 2004-RS6 Class 2M3, 4.8263% 6/25/34 (d) (g)	77,554	31,797
Series 2005-SP2 Class 1A1, 3.5263% 5/25/44 (d) (g)	22,908	22,530
Series 2007-RZ1 Class A2, 3.5363% 2/25/37 (d)	1,200,000	1,018,452
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 4.1763% 4/25/33 (d) (g)	1,451	1,308
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.1713% 3/25/35 (d) (g)	640,000	563,833
Series 2007-1 Class A2C, 3.5263% 2/25/37 (d) (g)	1,000,000	836,719
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A2, 4.0844% 5/20/18 (a) (d)	1,679,015	1,590,244
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 4.4163% 8/15/11 (a) (d)	1,140,000	1,079,911
Class C, 4.6163% 8/15/11 (a) (d)	520,000	484,879
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M1, 4.0263% 8/25/34 (d) (g)	1,000,000	944,000
Series 2003-BC4 Class M1, 3.9763% 11/25/34 (d) (g)	260,000	223,365
Structured Asset Corp. Trust Series 2006-BC6 Class A4, 3.5463% 1/25/37 (d) (g)	1,215,000	974,278
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 4.0763% 8/25/33 (d) (g)	1,135,000	1,060,493
Series 2004-8 Class M5, 4.5263% 9/25/34 (d) (g)	290,000	260,710
Series 2005-1 Class M4, 4.1363% 2/25/35 (a) (d) (g)	485,000	363,006
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.7363% 2/25/34 (d) (g)	25,222	20,304
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 4.3363% 9/15/11 (d)	2,735,000	2,649,665
Class B, 4.5163% 9/15/11 (d)	1,625,000	1,381,250
Series 2007-AE1:
Class A, 5.1275% 1/15/12 (d)	400,000	385,838
Class B, 5.3275% 1/15/12 (d)	335,000	321,313
Class C, 5.6275% 1/15/12 (d)	420,000	294,000
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 4.6863% 3/15/11 (a) (d)	$ 675,000	$ 656,223
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 5.4363% 6/15/10 (d)	980,000	907,724
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 5.1275% 6/15/12 (d)	1,015,000	998,243
Class B, 5.2475% 6/15/12 (d)	790,000	763,361
Class C, 5.5275% 6/15/12 (d)	470,000	449,161
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.8063% 9/25/34 (d) (g)	21,802	20,607
Series 2003-6HE Class A1, 3.8463% 11/25/33 (d) (g)	17,086	15,735
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 4.5663% 5/16/11 (a)(d)	2,165,000	2,093,284
UPFC Auto Receivables Trust Series 2007-A Class A2, 5.46% 6/15/10	1,103,871	1,088,307
WaMu Master Note Trust:
Series 2006-A3A Class A3, 5.0575% 9/16/13 (a) (d)	3,025,000	2,979,244
Series 2007-C1 Class C1, 5.4275% 5/15/14 (a) (d)	1,595,000	1,378,989
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	72,027	71,980
Series 2004-4 Class D, 3.58% 5/17/12	74,195	73,994
Series 2005-1 Class D, 4.09% 8/15/12	121,816	122,053
Whinstone Capital Management Ltd. Series 1A Class B3, 5.9838% 10/25/44 (a)(d)	1,095,215	907,495
World Omni Auto Receivables Trust Series 2007-B Class A2B, 5.3475% 2/16/10 (d)	185,000	184,706
TOTAL ASSET-BACKED SECURITIES (Cost $164,646,091)		135,277,223
Collateralized Mortgage Obligations - 17.6%

Private Sponsor - 16.6%
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 3.5663% 5/25/46 (d)	881,824	828,160
Arkle Master Issuer PLC floater Series 2007-1A Class 1C, 5.165% 2/17/52 (a)(c)(d)	1,625,000	1,608,263
Banc of America Mortgage Securities, Inc. Series 2003-I Class 2A6, 4.1498% 10/25/33 (c)(d)	4,245,000	4,227,794
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0785% 8/25/35 (d)	1,312,429	1,286,914
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.6563% 1/25/35 (d)	842,473	819,837
Series 2005-2 Class 1A1, 3.6263% 3/25/35 (d)	498,261	491,305
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A3, 4.3775% 8/25/34 (d)	$ 1,958,270	$ 1,935,983
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.7763% 2/25/35 (d)	201,511	200,692
Series 2004-4 Class 5A2, 3.7763% 3/25/35 (d)	49,949	48,188
Series 2005-1 Class 5A2, 3.7063% 5/25/35 (d)	147,304	137,291
Series 2005-10 Class 5A2, 3.6963% 1/25/36 (d)	881,928	704,502
Series 2005-2:
Class 6A2, 3.6563% 6/25/35 (d)	50,504	48,159
Class 6M2, 3.8563% 6/25/35 (d)	1,375,000	1,313,672
Series 2005-3 Class 8A2, 3.6163% 7/25/35 (d)	648,734	633,941
Series 2005-5 Class 6A2, 3.6063% 9/25/35 (d)	530,823	491,639
Series 2005-8 Class 7A2, 3.6563% 11/25/35 (d)	396,788	386,710
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.7763% 3/25/34 (d)	5,488	5,439
Series 2004-AR3 Class 6A2, 3.7463% 4/25/34 (d)	4,352	4,211
Series 2004-AR5 Class 11A2, 3.7463% 6/25/34 (d)	23,582	23,253
Series 2004-AR6 Class 9A2, 3.7463% 10/25/34 (d)	34,813	34,390
Series 2004-AR7 Class 6A2, 3.7563% 8/25/34 (d)	66,624	64,042
Series 2004-AR8 Class 8A2, 3.7563% 9/25/34 (d)	37,512	34,510
CWALT, Inc. floater Series 2005-56 Class 3A1, 3.6663% 11/25/35 (d)	308,380	292,446
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 3.5363% 3/25/37 (d)	1,375,000	1,202,923
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 4.1263% 10/25/36 (d) (g)	1,205,000	87,578
Class M8, 4.3263% 10/25/36 (d) (g)	525,000	36,006
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 5.0275% 12/25/34 (d)	60,754	60,269
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 4.5125% 10/11/41 (a)(d)	1,621,206	1,583,027
Class CB, 4.7225% 10/11/41 (a)(d)	260,000	228,410
Class DB, 4.9125% 10/11/41 (a)(d)	1,060,000	850,544
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.4488% 12/20/54 (d)	1,610,000	1,440,789
Series 2005-4 Class A3, 5.0188% 12/20/54 (d)	1,354,621	1,346,357
Series 2006-1A:
Class A5, 5.0188% 12/20/54 (a)(d)	998,826	962,169
Class C2, 5.5488% 12/20/54 (a)(d)	1,545,000	927,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-3 Class C2, 4.4263% 12/20/54 (d)	$ 820,000	$ 492,000
Series 2006-4:
Class B1, 5.4288% 12/20/54 (d)	1,250,000	1,093,750
Class C1, 5.0963% 12/20/54 (d)	765,000	585,225
Class M1, 5.0988% 12/20/54 (d)	330,000	280,500
Series 2007-1:
Class 1C1, 5.3563% 12/20/54 (d)	555,000	424,076
Class 1M1, 5.036% 12/20/54 (d)	500,000	428,250
Class 2B1, 6.3138% 12/20/54 (d)	535,000	426,716
Class 2C1, 5.0463% 12/20/54 (d)	295,000	170,687
Class 2M1, 5.0763% 12/20/54 (d)	645,000	466,787
GSR Mortgage Loan Trust:
floater Series 2004-11 Class 2A1, 5.195% 12/20/34 (d)	506,028	477,240
Series 2006-AR2 Class 4A1, 5.8396% 4/25/36 (d)	2,957,473	2,990,806
Holmes Financing No. 10 PLC floater Series 10A:
Class 2A, 4.2875% 7/15/40 (a)(d)	1,040,000	1,039,874
Class 2C, 4.6075% 7/15/40 (a)(d)	886,364	877,996
Holmes Financing No. 9 PLC floater Class 2A, 4.3175% 7/15/13 (d)	2,780,000	2,757,732
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.8263% 10/25/34 (d)	323,199	316,935
HSI Asset Securitization Corp. Trust floater Series 2007-OPT1 Class M1, 3.6063% 12/25/36 (d) (g)	670,000	261,635
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.7463% 3/25/35 (d)	256,104	236,026
Series 2004-6 Class 1A2, 4.1563% 10/25/34 (d)	73,755	69,229
Series 2005-1:
Class M1, 3.8363% 4/25/35 (d)	136,174	120,099
Class M2, 3.8763% 4/25/35 (d)	240,812	208,056
Class M3, 3.9063% 4/25/35 (d)	58,769	48,932
Class M4, 4.1263% 4/25/35 (d)	35,835	18,097
Class M5, 4.1463% 4/25/35 (d)	35,835	17,380
Class M6, 4.1963% 4/25/35 (d)	55,902	25,995
Series 2005-2 Class 1A2, 3.6863% 4/25/35 (d)	601,910	558,159
Series 2005-4 Class 1B1, 4.6763% 5/25/35 (d)	238,079	105,648
Series 2005-7:
Class M1, 3.8563% 11/25/35 (d)	129,150	101,375
Class M2, 3.8963% 11/25/35 (d)	96,863	72,751
Class M3, 3.9963% 11/25/35 (d)	484,313	244,578
Class M4, 4.0363% 11/25/35 (d)	231,394	112,226
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7551% 11/25/33 (d)	$ 2,870,775	$ 2,832,252
Kildare Securities Ltd. floater Series 2007-1 Class A2, 5.2063% 12/10/43 (a)(d)	865,000	849,841
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.675% 9/26/45 (a)(d)	466,314	464,496
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 3.4563% 8/25/46 (d)	849,356	843,782
Series 2006-GP1 Class A1, 3.4213% 5/25/46 (d)	737,908	729,805
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 3.8663% 11/25/34 (d)	28,840	26,087
Class 2A1, 3.7563% 11/25/34 (d)	27,340	26,078
Class 2A2, 3.8163% 11/25/34 (d)	6,019	5,690
Series 2005-1 Class 1A1, 3.6463% 3/25/35 (d)	76,028	75,667
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2417% 8/25/17 (d)	358,461	376,086
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A:
Class 2A1, 3.7663% 3/25/28 (d)	69,241	66,922
Class 2A2, 5.8413% 3/25/28 (d)	24,729	23,825
Series 2003-B Class A1, 3.7163% 4/25/28 (d)	72,331	70,642
Series 2003-D Class A, 3.6863% 8/25/28 (d)	334,331	329,707
Series 2003-E Class A2, 5.7613% 10/25/28 (d)	126,434	120,749
Series 2003-F Class A2, 5.7713% 10/25/28 (d)	131,316	128,318
Series 2004-A Class A2, 5.345% 4/25/29 (d)	173,712	171,037
Series 2004-B Class A2, 5.65% 6/25/29 (d)	147,937	145,201
Series 2004-C Class A2, 5.68% 7/25/29 (d)	206,909	206,233
Series 2004-D Class A2, 5.455% 9/25/29 (d)	224,825	209,861
Series 2004-E Class A2D, 5.645% 11/25/29 (d)	262,337	261,685
Series 2004-G Class A2, 5.0275% 11/25/29 (d)	83,205	77,473
Series 2005-A Class A2, 5.6813% 2/25/30 (d)	238,439	234,152
Series 2005-B Class A2, 5.085% 7/25/30 (d)	228,258	225,099
Series 2006-MLN1 Class M4, 3.7363% 7/25/37 (d) (g)	1,015,000	107,819
MortgageIT Trust floater Series 2004-2:
Class A1, 3.7463% 12/25/34 (d)	290,163	277,402
Class A2, 3.8263% 12/25/34 (d)	391,936	372,408
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 3.6663% 7/25/35 (d)	1,200,269	963,576
Series 2005-5 Class 1A1B, 3.5763% 12/25/35 (d)	920,000	896,001
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 3.6763% 3/25/37 (d)(g)	980,000	521,360
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.3263% 9/10/33 (d)	$ 2,495,000	$ 2,492,463
Permanent Financing No. 5 PLC floater Series 3 Class C, 5.9463% 6/10/42 (d)	1,030,000	993,950
Permanent Financing No. 8 PLC floater:
Class 2A, 5.2163% 6/10/14 (d)	2,945,000	2,943,878
Class 3C, 5.6663% 6/10/42 (d)	910,000	818,818
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 4.66% 7/17/42 (d)	2,645,000	2,451,688
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8478% 10/25/35 (d)	792,209	785,311
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 3.4763% 9/25/46 (d)	1,585,193	1,540,114
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	142,083	145,932
Series 2004-SL2 Class A1, 6.5% 10/25/16	42,197	44,104
Series 2005-AR5 Class 1A1, 4.7924% 9/19/35 (d)	394,356	392,423
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 3.8263% 6/25/33 (a) (d) (g)	64,028	51,242
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (d)	121,046	121,026
Series 2004-1 Class A, 5.6825% 2/20/34 (d)	88,563	87,309
Series 2004-10 Class A4, 5.7006% 11/20/34 (d)	223,326	221,899
Series 2004-12 Class 1A2, 5.69% 1/20/35 (d)	419,577	407,784
Series 2004-4 Class A, 5.6206% 5/20/34 (d)	279,973	278,074
Series 2004-5 Class A3, 4.53% 6/20/34 (d)	110,018	109,606
Series 2004-6:
Class A3A, 5.6975% 6/20/35 (d)	109,759	105,045
Class A3B, 5.84% 7/20/34 (d)	219,517	205,653
Series 2004-7:
Class A3A, 5.7038% 8/20/34 (d)	146,726	139,133
Class A3B, 5.9288% 7/20/34 (d)	284,904	263,495
Series 2004-8 Class A2, 5.755% 9/20/34 (d)	433,893	430,042
Series 2005-1 Class A2, 5.6325% 2/20/35 (d)	249,291	241,304
Series 2005-2 Class A2, 5.6288% 3/20/35 (d)	394,886	391,004
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 4.1763% 9/25/36 (d) (g)	330,000	34,650
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 3.7763% 9/25/33 (a) (d)	72,424	70,569
Series 2005-AR1 Class B1, 5.3763% 9/25/35 (a) (d) (g)	1,155,000	92,400
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Structured Asset Securities Corp. floater: - continued
Series 2007-GEL1 Class A2, 3.5663% 1/25/37 (a)(d) (g)	$ 1,000,000	$ 775,625
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 3.5313% 9/25/36 (d)	2,255,000	2,219,855
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 3.7463% 9/25/34 (d)	1,089,506	1,069,583
Series 2005-3 Class A4, 3.6463% 10/25/35 (d)	1,940,396	1,935,810
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 3.4563% 9/25/46 (d)	366,253	363,537
sequential payer:
Series 2002-S6 Class A25, 6% 10/25/32	82,583	82,857
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	41,454	44,336
Series 2003-AR10 Class A7, 4.0558% 10/25/33 (d)	690,000	678,104
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1092% 6/25/35 (d)	3,817,861	3,789,018
Series 2005-AR12 Class 2A1, 4.3226% 7/25/35 (d)	1,204,724	1,200,733
TOTAL PRIVATE SPONSOR		79,032,801
U.S. Government Agency - 1.0%
Fannie Mae:
floater Series 2002-89 Class F, 3.6763% 1/25/33 (d)	73,346	73,129
planned amortization class Series 1993-207 Class G, 6.15% 4/25/23	157,925	158,307
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 4.3563% 8/25/31 (d)	662,129	674,046
Series 2002-36 Class FT, 3.8763% 6/25/32 (d)	101,968	102,106
Series 2002-60 Class FV, 4.3763% 4/25/32 (d)	244,713	249,301
Series 2002-64 Class FE, 4.3394% 10/18/32 (d)	50,594	50,607
Series 2002-74 Class FV, 3.8263% 11/25/32 (d)	65,629	65,714
Series 2002-75 Class FA, 4.3763% 11/25/32 (d)	501,292	510,094
Series 2003-11:
Class DF, 3.8263% 2/25/33 (d)	48,166	48,160
Class EF, 3.8263% 2/25/33 (d)	18,697	18,701
Series 2004-54 Class FE, 4.5263% 2/25/33 (d)	508,219	511,713
planned amortization class Series 2002-52 Class PA, 6% 4/25/31	706	704
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,083,932	1,123,120
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 5.1363% 11/15/30 (c)(d)	$ 461,623	$ 462,425
Series 2526 Class FC, 4.6363% 11/15/32 (d)	12,183	12,197
Series 2551 Class FH, 4.6863% 1/15/33 (d)	44,717	44,740
Series 3066 Class HF, 0% 1/15/34 (d)	36,333	38,067
planned amortization class Series 2543 Class PM, 5.5% 8/15/18	113,463	113,426
Series 1803 Class A, 6% 12/15/08	88,386	88,607
Ginnie Mae guaranteed REMIC pass-thru securities:
floater Series 2001-21 Class FB, 4.4813% 1/16/27 (d)	77,265	77,324
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	78,046	78,568
TOTAL U.S. GOVERNMENT AGENCY		4,501,056
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $93,106,669)		83,533,857
Commercial Mortgage Securities - 9.8%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 6.8363% 11/15/15 (a)(d)	61,614	61,176
Series 2005-MIB1:
Class C, 4.5463% 3/15/22 (a)(d)	200,000	195,058
Class D, 4.5963% 3/15/22 (a)(d)	205,000	195,529
Class E, 4.6363% 3/15/22 (a)(d)	390,000	367,707
Class F, 4.7063% 3/15/22 (a)(d)	200,000	186,645
Class G, 4.7663% 3/15/22 (a)(d)	130,000	121,068
Series 2006-BIX1:
Class E, 4.4763% 10/15/19 (a)(d)	170,000	160,290
Class F, 4.5463% 10/15/19 (a)(d)	325,000	307,181
Class G, 4.5663% 10/15/19 (a)(d)	125,000	118,228
Class JCP, 4.7363% 10/15/19 (a)(d)	4,700	4,204
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.7363% 4/25/34 (a)(d)	214,030	199,048
Class B, 5.2763% 4/25/34 (a)(d)	35,672	29,156
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.8063% 8/25/34 (a)(d)	$ 265,587	$ 247,992
Class M1, 3.9563% 8/25/34 (a)(d)	85,071	78,319
Series 2004-3:
Class A2, 3.7963% 1/25/35 (a)(d)	47,222	43,319
Class M1, 3.8763% 1/25/35 (a)(d)	70,834	64,547
Class M2, 4.3763% 1/25/35 (a)(d)	47,222	41,586
Series 2005-2A:
Class A1, 3.6863% 8/25/35 (a)(d)	681,520	635,387
Class M1, 3.8063% 8/25/35 (a)(d)	123,006	120,008
Class M2, 3.8563% 8/25/35 (a)(d)	206,118	199,935
Class M3, 3.8763% 8/25/35 (a)(d)	113,033	108,123
Class M4, 3.9863% 8/25/35 (a)(d)	103,059	97,487
Series 2005-3A:
Class A1, 3.6963% 11/25/35 (a)(d)	585,741	564,652
Class A2, 3.7763% 11/25/35 (a)(d)	240,572	219,748
Class M1, 3.8163% 11/25/35 (a)(d)	83,677	80,226
Class M2, 3.8663% 11/25/35 (a)(d)	115,056	110,939
Class M3, 3.8863% 11/25/35 (a)(d)	104,597	99,105
Class M4, 3.9763% 11/25/35 (a)(d)	129,002	118,682
Series 2005-4A:
Class A2, 3.7663% 1/25/36 (a)(d)	854,627	772,771
Class B1, 4.7763% 1/25/36 (a)(d)	77,693	56,304
Class M1, 3.8263% 1/25/36 (a)(d)	310,773	278,726
Class M2, 3.8463% 1/25/36 (a)(d)	77,693	69,062
Class M3, 3.8763% 1/25/36 (a)(d)	155,387	135,479
Class M4, 3.9863% 1/25/36 (a)(d)	77,693	65,299
Class M5, 4.0263% 1/25/36 (a)(d)	77,693	63,502
Class M6, 4.0763% 1/25/36 (a)(d)	77,693	62,021
Series 2006-2A:
Class A1, 3.6063% 7/25/36 (a)(d)	1,434,182	1,407,629
Class A2, 3.6563% 7/25/36 (a)(d)	241,716	232,375
Class B1, 4.2463% 7/25/36 (a)(d)	88,629	62,927
Class B3, 6.0763% 7/25/36 (a)(d)	145,030	98,620
Class M1, 3.6863% 7/25/36 (a)(d)	253,802	241,575
Class M2, 3.7063% 7/25/36 (a)(d)	181,287	171,710
Class M3, 3.7263% 7/25/36 (a)(d)	141,001	132,401
Class M4, 3.7963% 7/25/36 (a)(d)	96,686	90,187
Class M5, 3.8463% 7/25/36 (a)(d)	116,829	106,175
Class M6, 3.9163% 7/25/36 (a)(d)	185,316	162,770
Series 2006-3A:
Class B1, 4.1763% 10/25/36 (a)(d)	135,023	84,832
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-3A:
Class B2, 4.7263% 10/25/36 (a)(d)	$ 87,111	$ 52,661
Class B3, 5.9763% 10/25/36 (a)(d)	156,800	97,756
Class M4, 3.8063% 10/25/36 (a)(d)	135,023	107,955
Class M5, 3.8563% 10/25/36 (a)(d)	169,867	131,912
Class M6, 3.9363% 10/25/36 (a)(d)	335,379	250,957
Series 2007-1:
Class A2, 3.6463% 3/25/37 (a)(d)	316,808	285,327
Class B1, 4.0463% 3/25/37 (a)(d)	102,628	66,548
Class B2, 4.5263% 3/25/37 (a)(d)	71,393	43,818
Class B3, 6.7263% 3/25/37 (a)(d)	209,718	138,349
Class M1, 3.6463% 3/25/37 (a)(d)	84,780	73,890
Class M2, 3.6663% 3/25/37 (a)(d)	62,469	53,352
Class M3, 3.6963% 3/27/37 (a)(d)	58,007	48,010
Class M4, 3.7463% 3/25/37 (a)(d)	44,621	35,899
Class M5, 3.7963% 3/25/37 (a)(d)	71,393	55,865
Class M6, 3.8763% 3/25/37 (a)(d)	98,166	74,177
Series 2007-3:
Class B1, 4.3263% 7/25/37 (a)(d)	68,409	49,254
Class B2, 4.9763% 7/25/37 (a)(d)	173,302	168,970
Class B3, 7.3763% 7/25/37 (a)(d)	91,212	59,288
Class M1, 3.6863% 7/25/37 (a)(d)	59,288	58,695
Class M2, 3.7163% 7/25/37 (a)(d)	63,848	63,210
Class M3, 3.7463% 7/25/37 (a)(d)	100,333	99,204
Class M4, 3.8763% 7/25/37 (a)(d)	159,621	157,226
Class M5, 3.9763% 7/25/37 (a)(d)	77,530	75,979
Class M6, 4.1763% 7/25/37 (a)(d)	59,288	58,102
Series 2007-4A:
Class A2, 3.9263% 9/25/37 (a)(d)	649,372	616,513
Class B1, 5.9263% 9/25/37 (a)(d)	83,002	58,530
Class B2, 6.8263% 9/25/37 (a)(d)	302,715	208,543
Class M1, 4.3263% 9/25/37 (a)(d)	73,237	64,838
Class M2, 4.4263% 9/25/37 (a)(d)	73,237	64,335
Class M4, 4.9763% 9/25/37 (a)(d)	200,182	165,088
Class M5, 5.1263% 9/25/37 (a)(d)	200,182	164,682
Class M6, 5.3263% 9/25/37 (a)(d)	200,182	161,647
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8:
Class D, 4.4863% 3/15/22 (a)(d)	165,000	146,025
Class E, 4.5363% 3/15/22 (a)(d)	870,000	767,775
Class F, 4.5863% 5/15/22 (a)(d)	535,000	470,800
Class G, 4.6363% 3/15/22 (a)(d)	135,000	118,463
Class H, 4.7863% 3/15/22 (a)(d)	165,000	144,375
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8: - continued
Class J, 4.9363% 3/15/22 (a)(d)	$ 165,000	$ 143,963
Class X-1M, 1.12% 3/15/22 (a)(f)	13,815,683	69,078
COMM pass-thru certificates floater:
Series 2005-F10A:
Class B, 4.4663% 4/15/17 (a)(d)	1,005,000	1,003,527
Class C, 4.5063% 4/15/17 (a)(d)	425,000	424,015
Class D, 4.5463% 4/15/17 (a)(d)	345,000	342,882
Class E, 4.6063% 4/15/17 (a)(d)	260,000	258,103
Class F, 4.6463% 4/15/17 (a)(d)	145,000	143,906
Class G, 4.7863% 4/15/17 (a)(d)	145,000	143,397
Class H, 4.8563% 4/15/17 (a)(d)	145,000	141,633
Class J, 5.0863% 4/15/17 (a)(d)	50,000	47,446
Series 2005-FL11:
Class C, 4.5363% 11/15/17 (a)(d)	542,290	516,524
Class D, 4.5763% 11/15/17 (a)(d)	93,997	89,655
Class E, 4.6263% 11/15/17 (a)(d)	144,611	138,170
Class F, 4.6863% 11/15/17 (a)(d)	130,150	122,528
Class G, 4.7363% 11/15/17 (a)(d)	206,070	191,098
Series 2006-CN2A Class AJFL, 4.8% 2/5/19 (d)	1,135,000	1,120,803
Series 2007-FL14:
Class F, 4.7363% 6/15/22 (a)(d)	1,297,240	1,247,378
Class G, 4.7863% 6/15/22 (a)(d)	207,164	197,841
Class H, 4.9363% 6/15/22 (a)(d)	207,164	186,496
Class MLK1, 5.0363% 6/15/22 (a)(d)	565,000	560,763
Class MLK2, 5.2363% 6/15/22 (a)(d)	315,000	312,662
Class MLK3, 5.4363% 6/15/22 (a)(d)	380,000	377,209
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 4.5863% 4/15/22 (a)(d)	1,775,000	1,686,250
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 4.3863% 2/15/22 (a)(d)	685,000	654,175
Series 2007-TFL1:
Class C:
4.4063% 2/15/22 (a)(d)	740,000	666,000
4.5063% 2/15/22 (a)(d)	265,000	247,775
Class F, 4.5563% 2/15/22 (a)(d)	530,000	455,800
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class AFL, 5.1975% 11/15/36 (a)(d)	540,000	517,579
Commercial Mortgage Securities - continued
	Principal Amount	Value
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 4.5163% 4/15/21 (a)(d)	$ 300,000	$ 282,552
Class E, 4.5663% 4/15/21 (a)(d)	300,000	280,845
Class G, 4.6563% 4/15/21 (a)(d)	300,000	277,384
Class H, 4.9663% 4/15/21 (a)(d)	300,000	275,903
Class J, 5.0363% 4/15/21 (a)(d)	200,000	179,665
Class K, 5.4363% 4/15/21 (a)(d)	1,005,000	914,381
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4 Class B, 0% 11/5/21 (a)(d)	670,000	633,309
GS Mortgage Securities Corp. II floater Series 2006-FL8A:
Class C, 4.78% 6/6/20 (a)(d)	145,000	142,227
Class D, 4.82% 6/6/20 (a)(d)	1,400,000	1,343,384
Class E, 4.91% 6/6/20 (a)(d)	800,000	758,511
Class F, 4.98% 6/6/20 (a)(d)	575,000	535,257
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class B, 4.4063% 11/15/18 (a)(d)	351,488	342,867
Class C, 4.4463% 11/15/18 (a)(d)	249,655	244,804
Class D, 4.4663% 11/15/18 (a)(d)	88,693	85,436
Class E, 4.5163% 11/15/18 (a)(d)	131,397	127,991
Class F, 4.5663% 11/15/18 (a)(d)	197,096	188,822
Class G, 4.5963% 11/15/18 (a)(d)	170,816	163,831
Class H, 4.7363% 11/15/18 (a)(d)	131,397	122,790
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-LLFA Class K1, 6.8694% 12/16/14 (a)(d)	435,000	398,647
Series 2006-LLFA:
Class F, 4.5763% 9/15/21 (a)(d)	291,191	254,317
Class G, 4.5963% 9/15/21 (a)(d)	648,135	566,582
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class F, 4.557% 8/15/19 (a)(d)	163,114	162,929
Class G, 4.607% 8/15/19 (a)(d)	120,000	119,790
Class H, 4.627% 8/15/19 (a)(d)	100,000	99,783
Class J, 4.697% 8/15/19 (a)(d)	75,000	74,880
Class K, 4.887% 8/15/19 (a)(d)	420,000	416,594
Series 2006-XLF:
Class C, 5.437% 7/15/19 (a)(d)	570,000	552,900
Class D, 4.487% 7/15/19 (a)(d)	1,345,000	1,287,924
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-XLF:
Class F, 4.557% 7/15/19 (a)(d)	$ 535,000	$ 510,257
Class G, 4.597% 7/15/19 (a)(d)	385,000	366,453
Series 2007-XCLA Class A1, 4.437% 7/17/17 (a)(d)	1,082,272	946,988
Series 2007-XLFA:
Class B, 4.367% 10/15/20 (a)(d)	440,000	424,600
Class C, 4.397% 10/15/20 (a)(d)	330,000	291,171
Class D, 4.427% 10/15/20 (a)(d)	265,000	231,341
Class E, 4.487% 10/15/20 (a)(d)	330,000	279,351
Class F, 4.537% 10/15/20 (a)(d)	195,000	165,106
Class G, 4.577% 10/15/20 (a)(d)	245,000	218,050
Class H, 4.667% 10/15/20 (a)(d)	155,000	133,300
Class J, 4.817% 10/15/20 (a)(d)	175,000	148,750
Class MHRO, 4.927% 10/15/20 (a)(d)	474,674	450,940
Class MJPM, 5.237% 10/15/20 (a)(d)	148,139	118,511
Class MSTR, 4.937% 10/15/20 (a)(d)	260,000	243,100
Class NHRO, 5.127% 10/15/20 (a)(d)	730,268	693,754
Class NSTR, 5.087% 10/15/20 (a)(d)	240,000	226,800
Series 2007-XLC1:
Class C, 4.8363% 7/17/17 (a)(d)	895,813	725,608
Class D, 4.9363% 7/17/17 (a)(d)	421,559	333,032
Class E, 5.0363% 7/17/17 (a)(d)	340,490	262,177
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 4.2538% 3/24/18 (a)(d)	208,843	198,401
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A:
Class F, 4.5763% 8/11/18 (a)(d)	1,235,000	1,120,573
Class G, 4.5963% 8/11/18 (a)(d)	1,170,000	1,071,266
Class J, 4.8363% 8/11/18 (a)(d)	260,000	220,760
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $50,879,329)		46,748,978
Fixed-Income Funds - 10.7%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $58,084,394)	583,639	50,870,010
Cash Equivalents - 22.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 3%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Government Obligations) # (Cost $104,839,000)	$ 104,847,737	$ 104,839,000
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $519,523,049)		467,256,265
NET OTHER ASSETS - 1.8%		8,382,464
NET ASSETS - 100%		$ 475,638,729
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
124 Eurodollar 90 Day Index Contracts	March 2008	$ 123,099,450	$ 517,254
101 Eurodollar 90 Day Index Contracts	June 2008	100,371,275	434,835
72 Eurodollar 90 Day Index Contracts	Sept. 2008	71,559,900	346,662
9 Eurodollar 90 Day Index Contracts	Dec. 2008	8,942,288	27,077
10 Eurodollar 90 Day Index Contracts	March 2009	9,931,625	27,585
TOTAL EURODOLLAR CONTRACTS			$ 1,353,413

Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.7839% 11/25/34 (g)

	Dec. 2034	$ 125,737	$ (36,505)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.5% 12/25/35 (g)	Jan. 2036	600,000	(502,155)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (g)	March 2034	183,497	(57,601)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (g)	Feb. 2034	82,257	(68,631)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35 (g)	June 2035	845,000	(421,631)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35 (g)	March 2035	191,856	(130,940)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	$ 1,840,000	$ (35,560)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	1,750,000	(43,379)
		$ 5,618,347	$ (1,296,402)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,304,929 or 18.4% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $349,859.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,505,969.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities, exclusive of the value of credit default swaps, amounted to $63,221,086 or 13.3% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$104,839,000 due 2/01/08 at 3.00%
BNP Paribas Securities Corp.	$ 10,884,940
Banc of America Securities LLC	4,353,740
Barclays Capital, Inc.	46,649,745
Bear Stearns & Co., Inc.	13,300,738
Citigroup Global Markets, Inc.	3,109,983
Dresdner Kleinwort Securities LLC	1,554,991
ING Financial Markets LLC	1,970,989
J.P. Morgan Securities, Inc.	9,329,949
Societe Generale, New York Branch	12,439,932
WestLB AG	1,243,993
$ 104,839,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 3,829,570

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 255,014,810	$ -	$ 187,671,399	$ 50,870,010	0.7%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.5%
United Kingdom	10.8%
Cayman Islands	1.9%
Others (individually less than 1%)	1.8%
100.0%
Income Tax Information
At July 31, 2007, the fund had a capital loss carryforward of approximately $2,436,121 of which $1,917,431 and $518,690 will expire on July 31, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $104,839,000) - See accompanying schedule: Unaffiliated issuers (cost $461,438,655)	$ 416,386,255
Fidelity Central Funds (cost $58,084,394)	50,870,010
Total Investments (cost $519,523,049)		$ 467,256,265
Cash		4,092
Receivable for investments sold		8,703,212
Receivable for swap agreements		4,649
Receivable for fund shares sold		1,051,844
Interest receivable		1,018,853
Distributions receivable from Fidelity Central Funds		260,993
Receivable for daily variation on futures contracts		51,088
Other receivables		119
Total assets		478,351,115

Liabilities
Payable for fund shares redeemed	1,122,728
Distributions payable	105,086
Swap agreements, at value	1,296,402
Accrued management fee	129,648
Distribution fees payable	1,398
Other affiliated payables	57,124
Total liabilities		2,712,386

Net Assets		$ 475,638,729
Net Assets consist of:
Paid in capital		$ 575,731,459
Undistributed net investment income		1,137,643
Accumulated undistributed net realized gain (loss) on investments		(49,020,600)
Net unrealized appreciation (depreciation) on investments		(52,209,773)
Net Assets		$ 475,638,729

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,226,741 ÷ 930,772 shares)	$ 8.84

Maximum offering price per share (100/98.50 of $8.84)	$ 8.97
Class T: Net Asset Value and redemption price per share ($3,559,700 ÷ 402,727 shares)	$ 8.84

Maximum offering price per share (100/98.50 of $8.84)	$ 8.97
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($462,110,016 ÷ 52,281,450 shares)	$ 8.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,742,272 ÷ 197,122 shares)	$ 8.84

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2008 (Unaudited)
Investment Income
Interest		$ 16,404,898
Income from Fidelity Central Funds		3,829,570
Total income		20,234,468

Expenses
Management fee	$ 1,083,158
Transfer agent fees	349,693
Distribution fees	12,487
Fund wide operations fee	118,378
Independent trustees' compensation	1,607
Miscellaneous	1,154
Total expenses before reductions	1,566,477
Expense reductions	(9,319)	1,557,158
Net investment income		18,677,310
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,286,749)
Fidelity Central Funds	(14,061,655)
Futures contracts	(35,578)
Swap agreements	(5,381,220)
Total net realized gain (loss)		(45,765,202)
Change in net unrealized appreciation (depreciation) on: Investment securities	(34,310,844)
Futures contracts	1,476,043
Swap agreements	1,760,249
Total change in net unrealized appreciation (depreciation)		(31,074,552)
Net gain (loss)		(76,839,754)
Net increase (decrease) in net assets resulting from operations		$ (58,162,444)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 18,677,310	$ 51,627,290
Net realized gain (loss)	(45,765,202)	(1,037,412)
Change in net unrealized appreciation (depreciation)	(31,074,552)	(20,635,029)
Net increase (decrease) in net assets resulting from operations	(58,162,444)	29,954,849
Distributions to shareholders from net investment income	(18,079,504)	(51,625,727)
Share transactions - net increase (decrease)	(449,633,707)	161,604,013
Redemption fees	48,387	39,619
Total increase (decrease) in net assets	(525,827,268)	139,972,754

Net Assets
Beginning of period	1,001,465,997	861,493,243
End of period (including undistributed net investment income of $1,137,643 and undistributed net investment income of $539,837, respectively)	$ 475,638,729	$ 1,001,465,997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.245	.493	.400	.223	.013
Net realized and unrealized gain (loss)	(.994)	(.198)	(.009)	(.026)	.011
Total from investment operations	(.749)	.295	.391	.197	.024
Distributions from net investment income	(.232)	(.495)	(.401)	(.214)	(.014)
Distributions from net realized gain	-	-	-	(.003)	-
Total distributions	(.232)	(.495)	(.401)	(.217)	(.014)
Redemption fees added to paid in capital E	.001	- J	- J	- J	- J
Net asset value, end of period	$ 8.84	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	(7.69)%	2.97%	3.97%	1.98%	.24%
Ratios to Average Net Assets F, I
Expenses before reductions	.66% A	.66%	.70%	.78%	.85% A
Expenses net of fee waivers, if any	.66% A	.66%	.70%	.70%	.70% A
Expenses net of all reductions	.65% A	.66%	.70%	.70%	.70% A
Net investment income	5.19% A	4.96%	4.00%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,227	$ 13,735	$ 4,553	$ 2,557	$ 316
Portfolio turnover rate G	7% A	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.241	.491	.404	.222	.013
Net realized and unrealized gain (loss)	(.991)	(.199)	(.011)	(.025)	.010
Total from investment operations	(.750)	.292	.393	.197	.023
Distributions from net investment income	(.231)	(.492)	(.403)	(.214)	(.013)
Distributions from net realized gain	-	-	-	(.003)	-
Total distributions	(.231)	(.492)	(.403)	(.217)	(.013)
Redemption fees added to paid in capital E	.001	- J	- J	- J	- J
Net asset value, end of period	$ 8.84	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	(7.70)%	2.95%	4.00%	1.98%	.23%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A	.69%	.68%	.77%	.86% A
Expenses net of fee waivers, if any	.68% A	.69%	.68%	.70%	.70% A
Expenses net of all reductions	.68% A	.69%	.68%	.70%	.70% A
Net investment income	5.17% A	4.93%	4.03%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,560	$ 4,818	$ 4,624	$ 4,044	$ 356
Portfolio turnover rate G	7% A	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.254	.516	.427	.241	.122	.137
Net realized and unrealized gain (loss)	(.983)	(.210)	(.011)	(.026)	.029	.052
Total from investment operations	(.729)	.306	.416	.215	.151	.189
Distributions from net investment income	(.242)	(.516)	(.426)	(.232)	(.122)	(.173)
Distributions from net realized gain	-	-	-	(.003)	-	-
Total distributions	(.242)	(.516)	(.426)	(.235)	(.122)	(.173)
Redemption fees added to paid in capital D	.001	- I	- I	- I	.001	.004
Net asset value, end of period	$ 8.84	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Total Return B, C	(7.49)%	3.09%	4.23%	2.16%	1.52%	1.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.58%	.62%	.70% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.53%	.55%	.55% A
Expenses net of all reductions	.44% A	.45%	.45%	.53%	.55%	.55% A
Net investment income	5.40% A	5.17%	4.26%	2.41%	1.21%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 462,110	$ 974,602	$ 850,329	$ 906,644	$ 580,174	$ 225,203
Portfolio turnover rate F	7% A	29%	39%	33%	53%	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 29, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.258	.510	.420	.240	.015
Net realized and unrealized gain (loss)	(.988)	(.206)	(.008)	(.026)	.010
Total from investment operations	(.730)	.304	.412	.214	.025
Distributions from net investment income	(.241)	(.514)	(.422)	(.231)	(.015)
Distributions from net realized gain	-	-	-	(.003)	-
Total distributions	(.241)	(.514)	(.422)	(.234)	(.015)
Redemption fees added to paid in capital D	.001	- I	- I	- I	- I
Net asset value, end of period	$ 8.84	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	(7.51)%	3.06%	4.19%	2.15%	.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.47% A	.48%	.49%	.58%	.67% A
Expenses net of fee waivers, if any	.47% A	.48%	.49%	.55%	.55% A
Expenses net of all reductions	.47% A	.48%	.49%	.55%	.55% A
Net investment income	5.38% A	5.14%	4.22%	2.38%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,742	$ 8,312	$ 1,987	$ 509	$ 376
Portfolio turnover rate F	7% A	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. A significant portion of the Fund's securities, including securities backed by subprime mortgage loans, are valued at period end by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 231,387
Unrealized depreciation	(52,434,496)
Net unrealized appreciation (depreciation)	$ (52,203,109)

Cost for federal income tax purposes	$ 519,459,374

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

4. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,202,148 and $432,156,242, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 9,238	$ 3,291
Class T	0%	.15%	3,249	59
			$ 12,487	$ 3,350

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class T	$ 336

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates- continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Ultra-Short Bond. For the period, the total transfer agent fees paid by each class to were as follows:

	Amount	% of Average Net Assets*
Class A	$ 9,813.16
Class T	3,904.18
Ultra-Short Bond	333,451.10
Institutional Class	2,525.12
	$ 349,693

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,154 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $6,606. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Ultra-Short Bond	$ 2,713

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net investment income
Class A	$ 309,995	$ 470,241
Class T	108,843	210,443
Ultra-Short Bond	17,553,676	50,639,843
Institutional Class	106,990	305,200
Total	$ 18,079,504	$ 51,625,727

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	552,123	1,247,732	$ 5,086,452	$ 12,475,671
Reinvestment of distributions	16,862	37,250	155,418	371,847
Shares redeemed	(1,037,296)	(340,215)	(9,473,749)	(3,395,610)
Net increase (decrease)	(468,311)	944,767	$ (4,231,879)	$ 9,451,908
Class T
Shares sold	297,592	388,444	$ 2,772,462	$ 3,878,571
Reinvestment of distributions	10,681	19,812	98,734	197,787
Shares redeemed	(396,372)	(378,796)	(3,707,319)	(3,788,237)
Net increase (decrease)	(88,099)	29,460	$ (836,123)	$ 288,121
Ultra-Short Bond
Shares sold	8,949,905	59,380,876	$ 83,476,865	$ 593,653,669
Reinvestment of distributions	1,751,133	4,599,590	16,209,512	45,902,034
Shares redeemed	(57,718,177)	(49,556,665)	(538,161,858)	(494,187,803)
Net increase (decrease)	(47,017,139)	14,423,801	$ (438,475,481)	$ 145,367,900
Institutional Class
Shares sold	49,164	970,636	$ 460,296	$ 9,707,468
Reinvestment of distributions	4,734	8,301	43,742	82,674
Shares redeemed	(703,797)	(330,344)	(6,594,262)	(3,294,058)
Net increase (decrease)	(649,899)	648,593	$ (6,090,224)	$ 6,496,084

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSBI-USAN-0308
1.804596.104

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 2, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 2, 2008